SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. (File No. 333-179395)	☐

Post-Effective Amendment No. 5	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47 (File No. 811-07623)	☑
(Check appropriate box or boxes)
RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(previously IDS Life of New York Variable Annuity Account)
(Exact Name of Registrant)
RiverSource Life Insurance Co. of New York
(previously IDS Life Insurance Company of New York)
(Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (612) 671-8056
Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus

May 1, 2014

RiverSource

RAVA 5 Advantage Variable Annuity
RAVA 5 Select Variable Annuity
RAVA 5 Access Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)

20 Madison Avenue Extension
Albany, NY 12203
Telephone: 1-800-541-2251
(Corporate Office)
ameriprise.com/variableannuities
RiverSource of New York Variable Annuity Account

Contracts described in this prospectus were offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013. New contracts are not currently being offered under this prospectus.

This prospectus contains information that you should know before investing in the RAVA 5 Advantage, the RAVA 5 Select, or the RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

• AllianceBernstein Variable Products Series Fund, Inc.

•	ALPS Variable Investment Trust
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Columbia Funds Variable Insurance Trust
•	Columbia Funds Variable Series Trust II
•	DWS Variable Series II
•	Fidelity® Variable Insurance Products – Service Class 2
•	Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2

•	Goldman Sachs Variable Insurance Trust (VIT)

•	Invesco Variable Insurance Funds
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series: Service Shares
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trustsm
•	Morgan Stanley Universal Institutional Funds (UIT)
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds – Service Shares
•	PIMCO Variable Insurance Trust (VIT)
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 1

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

 2  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract at any point in time.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless your investment options have been restricted under a living benefit rider, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 3

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

The Contracts in Brief

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account (if available), subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable charges).

Buying a contract: New contracts as described in this prospectus are not currently being offered. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”)

It may not have been advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Free look period: As stated on the first page of your contract, return of the contract to your financial advisor or to our corporate office within the stated time frame results in a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (See “Valuing Your Investment.”) We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we refund all of your purchase payments.)

Accounts: Generally, you may allocate your purchase payments among the:

•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

•	regular fixed account, which earns interest at rates that we adjust periodically. For RAVA 5 Advantage and RAVA 5 Select contracts, there are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Buying Your Contract”, “Transfer Policies” and “The Regular Fixed Account”). For RAVA 5 Access contracts, the regular fixed account is not available (see “The Fixed Account”).

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 5

•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource 3 NY rider, please consider carefully when you take surrenders. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during a credit period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)

Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit” and “Optional Benefits”)

Optional benefits: These contracts have offered optional living and death benefits that are available for additional charges if you meet certain criteria. We have offered SecureSource 3 NY and Accumulation Protector Benefit riders as optional living benefits. SecureSource 3 NY riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, except under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource 3 NY riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified Waiting Period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).

If you selected an optional living benefit, we restrict investment options available to you which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. (see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”) For more information about optional living benefits, please see “Optional Benefits — Optional Living Benefits.”

We have offered the following optional death benefits: ROPP Death Benefit, MAV Death Benefit and 5-year MAV Death Benefit.

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account is not available after the annuitization start date. (see “The Annuity Payout Period”)

 6  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first table describes the fees and expenses that you will pay at the time that you surrender one of these contracts.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charges for RAVA 5 Advantage

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

Seven-year schedule		Ten-year schedule
	Surrender charge		Surrender charge
Number of completed	percentage	Number of completed	percentage
years from date of	applied to each	years from date of	applied to each
each purchase payment*	purchase payment	each purchase payment*	purchase payment

0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	6

5	4	5	5

6	2	6	4

7+	0	7	3

		8	2

		9	1

		10+	0

Surrender charge for RAVA 5 Select

(Contingent deferred sales load as a percentage of purchase payments surrendered)

Surrender charge
percentage
Contract	applied to
Year**	purchase payments
1	7%

2	6

3	5

4	4

5+	0

There are no surrender charges on and after the fourth contract anniversary.

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.

Surrender charge for RAVA 5 Access:

0%

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 7

remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

Annual contract administrative charge	Maximum: $50	Current: $30

Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0

Contract administrative charge at full surrender	Maximum: $50	Current: $30

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

RAVA 5 Advantage with ten-year surrender charge schedule

Mortality and
expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge

Mortality and
expense risk fee

Standard Death Benefit	1.05%

ROPP Death Benefit	1.40

MAV Death Benefit	1.30

5-year MAV Death Benefit	1.15

RAVA 5 Select

Mortality and
expense risk fee

Standard Death Benefit	1.30%

ROPP Death Benefit	1.65

MAV Death Benefit	1.55

5-year MAV Death Benefit	1.40

RAVA 5 Access

Mortality and
expense risk fee

Standard Death Benefit	1.45%

ROPP Death Benefit	1.80

MAV Death Benefit	1.70

5-year MAV Death Benefit	1.55

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OTHER ANNUAL EXPENSES

Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits. The fees apply only if you selected one of these benefits. Investment allocation restrictions apply.

SecureSource 3 NY® – Single life rider fee	Maximum: 2.25%	Current: 1.10%

SecureSource 3 NY® – Joint life rider fee	Maximum: 2.25%	Current: 1.10%

(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.30%

(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 9

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2013, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.44%	4.82%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Accounts and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or Service	Other	fees and	operating
Fund Name**	fees(%)	12b-1 fees(%)	expenses(%)	expenses(%)***	expenses(%)

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70	0.25	0.19	—	1.14	(1)

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.10	—	1.10

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	1.27	—	2.22	(2)

American Century VP Value, Class II	0.87	0.25	—	—	1.12

BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.24	—	1.11	(3)

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.16	—	0.93

Columbia Variable Portfolio – Cash Management Fund (Class 2)	0.33	0.25	0.15	—	0.73

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.30	—	1.10

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.68	0.25	0.13	—	1.06

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.43	0.25	0.14	—	0.82

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	0.41	0.25	0.14	—	0.80

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	0.56	0.25	0.14	—	0.95

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.16	—	0.94

Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	1.07	0.25	0.23	—	1.55

Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.56	0.25	0.17	—	0.98

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.58	0.25	0.18	—	1.01

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.15	—	0.97

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	0.79	0.25	0.21	—	1.25

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.68	0.25	0.13	—	1.06

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)	0.64	0.25	0.15	—	1.04

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.46	0.25	0.13	—	0.84

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.46	0.47	1.38	(4)

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.20	0.52	1.17	(4)

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.08	0.60	1.13	(4)

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.19	0.25	0.06	0.54	1.04

 10  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or Service	Other	fees and	operating
Fund Name**	fees(%)	12b-1 fees(%)	expenses(%)	expenses(%)***	expenses(%)

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.79	0.25	0.25	—	1.29	(5),(6)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	0.76	0.25	0.14	—	1.15

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	0.74	0.25	0.14	—	1.13

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2)**	1.02	0.25	0.23	—	1.50

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.21	—	0.44

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.70	0.25	0.13	—	1.08

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.79	0.25	0.20	—	1.24

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.53	0.25	0.14	—	0.92

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	0.36	0.25	0.13	—	0.74

DWS Alternative Asset Allocation VIP, Class B	0.36	0.25	0.32	1.23	2.16	(7)

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.12	—	0.93

FTVIPT Franklin Income VIP Fund – Class 2**	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Mutual Shares VIP Fund – Class 2**	0.60	0.25	0.11	—	0.96

FTVIPT Franklin Small Cap Value VIP Fund – Class 2**	0.50	0.25	0.13	—	0.88

FTVIPT Templeton Global Bond VIP Fund – Class 2**	0.46	0.25	0.05	—	0.76

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	1.39	0.90	2.84	(8)

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.90	0.25	0.21	0.11	1.47	(9)

Ivy Funds VIP Asset Strategy	0.68	0.25	0.05	—	0.98	(10)

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.05	—	0.81

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares	0.05	0.25	2.12	0.81	3.23	(11)

Janus Aspen Series Janus Portfolio: Service Shares	0.49	0.25	0.05	—	0.79

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares**	0.85	0.25	0.60	—	1.70	(12)

MFS® Utilities Series – Service Class	0.73	0.25	0.07	—	1.05

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.34	—	1.44	(13)

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	2.00	0.25	1.74	0.04	4.03	(14)

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.85	0.25	0.15	—	1.25	(15)

Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.14	—	1.02

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.57	0.25	0.17	—	0.99	(16)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.13	—	1.06	(17)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.76	1.44	(18)

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class**	0.95	0.25	0.01	0.52	1.73	(19)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	3.82	—	4.82	(20)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.44	0.25	0.13	—	0.82	(5)

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.02	0.25	0.17	—	1.44

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 11

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or Service	Other	fees and	operating
Fund Name**	fees(%)	12b-1 fees(%)	expenses(%)	expenses(%)***	expenses(%)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)	0.42	0.25	0.14	—	0.81

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	0.91	0.25	0.21	—	1.37

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	0.85	0.25	0.15	—	1.25

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88

Variable Portfolio – DFA International Value Fund (Class 2)	0.84	0.25	0.16	—	1.25

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.63	0.25	0.16	—	1.04

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.55	0.25	0.16	—	0.96

Variable Portfolio – Holland Large Cap Growth Fund (Class 2)	0.63	0.25	0.13	—	1.01

Variable Portfolio – Invesco International Growth Fund (Class 2)	0.83	0.25	0.15	—	1.23

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.44	0.25	0.13	—	0.82

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.75	0.25	0.12	—	1.12

Variable Portfolio – Loomis Sayles Growth Fund (Class 2)**	0.64	0.25	0.12	—	1.01

Variable Portfolio – MFS Value Fund (Class 2)	0.62	0.25	0.12	—	0.99

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.85	0.25	0.19	—	1.29

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.62	0.25	0.13	—	1.00

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.64	0.25	0.12	—	1.01

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.87	0.25	0.16	—	1.28

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.91	0.25	0.14	0.01	1.31

Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.84	0.25	0.16	—	1.25

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.77	0.25	0.18	—	1.20

Variable Portfolio – Sit Dividend Growth Fund (Class 2)	0.71	0.25	0.13	0.05	1.14

Variable Portfolio – TCW Core Plus Bond Fund (Class 2)**	0.47	0.25	0.14	—	0.86	(21)

Variable Portfolio – Victory Established Value Fund (Class 2)	0.77	0.25	0.12	—	1.14

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.46	0.25	0.13	—	0.84

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.19	0.01	1.10	(22)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.18	—	1.18

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.13	—	1.08

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in the Appendix under “The Funds”.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	After a voluntary expense waiver and reimbursement, net expenses would be 1.10%.

(2)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses after fee waiver/expense reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust. After fee waivers and/or reimbursements, net expenses would be 1.30%.

(3)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2015. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers and/or reimbursements, net expenses would be 0.97%.

 12  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2), 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) and 1.10% for Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2).

(5)	Management fees have been restated to reflect contractual changes to the investment management fee rates.

(6)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

(7)	Through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.23%). These agreements may only be terminated with the consent of the fund’s Board. After fee waivers and/or reimbursements, net expenses would be 1.80%.

(8)	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year. In addition, the Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 1.52%.

(9)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.01% of the Fund’s average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired fund fees and expenses are also excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2015. The fee waiver agreements cannot be terminated during their terms. After fee waivers and/or expense reimbursements, net expenses would be 1.05%.

(10)	After a voluntary expense waiver and/or reimbursement, net expenses would be 0.97%.

(11)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% until at least May 1, 2015. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers and/or reimbursements, net expenses would be 1.22%.

(12)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent total annual portfolio operating expenses exceed 1.05%.

(13)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio’s Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(14)	Other expenses, which includes dividend and interest expenses relating to short sales, are based on estimated expenses for the current fiscal year; actual expenses may vary. In addition, Neuberger Berman Management LLC (“NBM”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses related to short sales, and extraordinary expenses, if any) are limited to 2.40% of average net assets. This undertaking lasts until 12/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.40% of the average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. After fee waivers and/or reimbursements, net expenses would be 2.73%.

(15)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2017, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(16)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn until one year from the date of the Fund’s prospectus, unless approved by the Board. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(17)	The Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to an annual rate of 1.05% as calculated on the daily net assets of the Fund. The Manager has also contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

(18)	PIMCO has contractually agreed, through May 1, 2015, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.32%.

(19)	PIMCO has contractually agreed, through May 1, 2015, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 13

Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. Certain fees and expenses are not waived or reimbursed, such as direct or indirect (through an acquired fund) interest expense or dividends paid on borrowed securities, and the expense of investing in acquired funds other than certain PIMCO funds. The amount of such expenses will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMAMA Subsidiary”) to PIMCO. The GMAMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMA Subsidiary is in place. After fee waivers, net expenses would be 1.27%.

(20)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2015. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

(21)	Effective April 1, 2014 through April 30, 2015, Columbia Management Investment Advisers, LLC has contractually agreed to waive a portion of its management fee for assets up to $1 billion. After fee waivers, net expenses would be 0.83%.

(22)	The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. After fee waivers and/or reimbursements, net expenses would be 1.01%.

 14  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders and before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP and SecureSource 3 NY rider(1),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$1,275	$2,377	$3,288	$5,532	$555	$1,656	$2,746	$5,441

RAVA 5 Advantage

With a seven-year surrender charge schedule	1,195	2,315	3,243	5,526	565	1,684	2,792	5,526

RAVA 5 Select	1,220	2,206	2,907	5,735	590	1,755	2,907	5,735

RAVA 5 Access	605	1,798	2,976	5,858	605	1,798	2,976	5,858

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$919	$1,328	$1,511	$2,056	$172	$532	$911	$1,956

RAVA 5 Advantage

With a seven-year surrender charge schedule	835	1,257	1,464	2,067	183	563	964	2,067

RAVA 5 Select	859	1,133	1,095	2,339	208	641	1,095	2,339

RAVA 5 Access	224	687	1,174	2,499	224	687	1,174	2,499

(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 15

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in Appendix F.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

The Variable Account and the Funds

The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.

We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.

The funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher

 16  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds and potential conflicts of interest:

Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.

Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.

Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.

We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.

The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04%

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 17

of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

The Fixed Account

Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s profits, revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

 18  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

•	for the Special DCA fixed account and the regular fixed account; and

•	for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

•	the Special DCA fixed account for a six month term;

•	the Special DCA fixed account for a twelve month term;

•	the Portfolio Stabilizer funds for SecureSource 3 NY and APB riders;

•	unless you have elected one of the optional living benefit riders, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer fund(s), if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available, and if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 19

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”

Buying Your Contract

New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may own a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you applied, you may have selected among the following:

•	the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;

•	how you want to make purchase payments;

•	a beneficiary;

•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

•	one of the following optional death benefit riders:

•	ROPP Death Benefit;

•	MAV Death Benefit; or

•	5-Year MAV Death Benefit; and

•	one of the following optional living benefit riders:

–	SecureSource 3 NY; or

–	Accumulation Protector Benefit.

(1)	For RAVA 5 Access contracts, the regular fixed account is not available.

We restrict investment options if you select a SecureSource 3 NY or APB rider. If you choose SecureSource 3 NY or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds as described in the “Investment Allocation Restriction for Living Benefit Riders — Portfolio Stabilizer funds” section in this prospectus.

The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See “Purchase Payments.”)

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. Initial purchase payments are $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

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THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

•	no earlier than 13 months after the contract’s effective date; and no later than

•	the owner’s 95th birthday or the tenth contract anniversary, if later,

•	or such other date as agreed to by us.

Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable state law and tax laws.

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.

Please see “SecureSource 3 NY — Other Provisions” section regarding options under this rider at the annuitization start date.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

If you select the SecureSource 3 NY — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

Minimum initial purchase payments*

RAVA 5 Advantage

Qualified annuities	$1,000
Nonqualified annuities	$2,000

RAVA 5 Select

Qualified annuities	$2,000
Nonqualified annuities	$10,000

RAVA 5 Access

Qualified annuities	$2,000
Nonqualified annuities	$10,000

Minimum additional purchase payments*

$50

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 21

Maximum total purchase payments** (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

For each subsequent year:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0

*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payments is $25.00.
**	These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. For qualified annuities the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

Additional purchase payment restrictions for contracts with the SecureSource 3 NY rider

These riders prohibit additional purchase payments if:

(1) You decline any increase to the annual rider fee, or

(2) the Annual lifetime payment is established and your contract value on an anniversary is less than four times the benefit base multiplied by the lifetime payment percentage for your current age band.

The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000. These purchase payment restrictions are currently being waived until further notice.

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

Regular mail:
RiverSource Life Insurance Co. of New York
P.O. Box 5144
Albany, NY 12205

Express mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York
70200 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory

 22  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees for your contract.

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

Mortality and
RAVA 5 Advantage with ten-year surrender charge schedule	expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit(1)	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

Mortality and
RAVA 5 Advantage with seven-year surrender charge	expense risk fee

Standard Death Benefit	1.05%

ROPP Death Benefit(1)	1.40

MAV Death Benefit	1.30

5-year MAV Death Benefit	1.15

Mortality and
RAVA 5 Select	expense risk fee

Standard Death Benefit	1.30%

ROPP Death Benefit(1)	1.65

MAV Death Benefit	1.55

5-year MAV Death Benefit	1.40

Mortality and
RAVA 5 Access	expense risk fee

Standard Death Benefit	1.45%

ROPP Death Benefit(1)	1.80

MAV Death Benefit	1.70

5-year MAV Death Benefit	1.55

(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 23

as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource 3 NY:

Contract without SecureSource 3 NY rider

The FA is the greater of:

•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or

•	current contract earnings.

During the first contract year, the FA is the greater of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

•	current contract earnings.

Contract with SecureSource 3 NY rider

The FA is the greatest of:

•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

Surrender charge under RAVA 5 Advantage:

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

 24  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.

Surrender charge under RAVA 5 Select:

A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

Surrender charge under RAVA 5 Access:

There is no surrender charge if you surrender all or part of your contract.

Partial surrenders:

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.

For an example, see Appendix B.

Waiver of surrender charges
We do not assess surrender charges for:

•	surrenders each year that represent the total free amount for that year;

•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;

•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

•	amounts we refund to you during the free look period; and

•	death benefits.

Contingent events

•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 25

•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans”.)

Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE 3 NY RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.10% for SecureSource 3 NY — Single Life rider or SecureSource 3 NY — Joint Life rider.

The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the SecureSource 3 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

The SecureSource 3 NY — Single Life rider and SecureSource 3 NY — Joint Life rider fee will not exceed a maximum of 2.25%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,

(ii)	any ability to make additional purchase payments,

(iii)	any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and

(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.

If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.

The fee does not apply after the annuitization start date or if the rider is terminated.

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ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it(1). The current annual rider fee is 1.30%. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

We reserve the right to vary the rider fee for each approved investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 2.00%.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the Benefit Date or after the annuitization start date.

(1)	Accumulation Protector Benefit rider is available for contract applications signed on or after July 30, 2012.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

Valuing Your Investment

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

•	the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

•	minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 27

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders;

•	surrender charges;

and a deduction of a prorated portion of:

•	the contract administrative charge;

– SecureSource 3 NY rider charge; or

– Accumulation Protector Benefit rider charge.

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and/or

•	mortality and expense risk fees.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.

 28  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

					Number
By investing an equal number			Amount	Accumulation	of units
of dollars each month		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	(ARROW)	Apr	100	15	6.67

per unit market price is low		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	(ARROW)	Sept	100	21	4.76

market price is high		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.

You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 29

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies
For RAVA 5 Advantage and RAVA 5 Select

•	Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.

•	You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.

•	You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource 3 NY or APB, to the selected Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”)

•	After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

For RAVA 5 Access

•	Before the annuitization start date, you may transfer contract values between the subaccounts at any time.

•	You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or if you have a living benefit rider, to the Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”)

•	After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

 30  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to the state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 31

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders: $250 or entire account balance

Maximum amount
Transfers or surrenders: Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	If you have a SecureSource 3 NY or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Living Benefit Riders”).

•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.

•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

 32  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

•	If you have a SecureSource 3 NY rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders: $50

Maximum amount
Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 By telephone

Call:
518-869-8613

Minimum amount
Transfers or surrenders:  $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource 3 NY rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource 3 NY riders that impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after a partial surrender is $500.

(1)	If you elected the SecureSource 3 NY or Accumulation Protector Benefit rider, your money will be surrendered from your accounts and subaccounts in the same proportion as your interest in each account bears to your contract value,

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RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 By wire or other form of electronic payment

•	request that payment be wired to your bank;

•	pre-authorization required.

We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

– the surrender amount includes a purchase payment check that has not cleared;

– the NYSE is closed, except for normal holiday and weekend closings;

– trading on the NYSE is restricted, according to SEC rules;

– an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

– the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

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•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have the SecureSource 3 NY or APB rider.

Changing the Annuitant

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional death benefit riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you elected the SecureSource 3 NY, the covered person or covered spouses will not change if you change ownership of your annuity contract.

The death benefit may change due to a change of ownership.

•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.

•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.

•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).

•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

For the SecureSource 3 NY — Single Life rider, an ownership change will not change the covered person under the rider.

The SecureSource 3 NY — Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the covered spouses under the rider. If there is a non-natural or revocable trust owner, the annuitant must be one of the covered spouses at rider issue. (See “Optional Benefits — Optional Living Benefits.”)

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The Accumulation Protector Benefit rider will continue upon change of ownership. For the Accumulation Protector Benefit rider, change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. Currently, we waive our right to terminate the rider for any type of assignments or ownership changes as specified above. If we discontinue waiving our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company. (See “Optional Benefits.”)

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource 3 NY rider will terminate.

If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider

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charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

IF YOU DIE AFTER THE ANNUITIZATION START DATE
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.

Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.

If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.

Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.

If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.

In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.

If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

•	contract value after any rider charges have been deducted; or

•	the Return of Purchase Payments (ROPP) value.

If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.

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Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:

ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

Adjusted partial surrenders	=	PS × DB CV

PS = the amount by which the contract value is reduced as a result of the partial surrender.

DB = the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.

CV = the contract value on the date of (but prior to) the partial surrender.

Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid but with no reduction for rider charges on riders that remain in force.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

For example of standard death benefit calculation, please see Appendix C.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

•	ROPP Death Benefit;

•	MAV Death Benefit; and

•	5-Year MAV Death Benefit.

If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted, or

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2. the ROPP Value as described above.

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

As described below, if you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the MAV.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders, as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.

If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.

5-Year MAXIMUM ANNIVERSARY VALUE (5-YEAR MAV) DEATH BENEFIT

The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the 5-year MAV.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders, as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death

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benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

OPTIONAL LIVING BENEFITS

SECURESOURCE 3 NY RIDERS

The SecureSource 3 NY rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 NY rider may not be purchased with the Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource 3 NY rider may be appropriate for you if:

•	you intend to make periodic withdrawals from your annuity contract; and

•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

The SecureSource 3 NY rider may be not appropriate for you if:

•	you anticipate the need for early or Excess Withdrawals; or

•	you want to invest in funds other than those offered under the Portfolio Stabilizer funds.

The SecureSource 3 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.

Your benefits under the rider can be reduced if you:

•	withdraw more than the allowed withdrawal amount in a contract year, or

•	take withdrawals before the Lifetime Benefit is available.

AVAILABILITY
There are two optional SecureSource 3 NY riders available under your contract:

•	SecureSource 3 NY – Single Life

•	SecureSource 3 NY – Joint Life

The information in this section applies to both SecureSource 3 NY riders, unless otherwise noted.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource 3 NY — Single Life rider covers one person who is named at contract issue. The SecureSource 3 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 NY — Single Life rider or the SecureSource 3 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

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The SecureSource 3 NY rider is an optional benefit that you may select for an additional annual charge if:

•	Single Life: you are 85 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource 3 NY riders are not available under an inherited qualified annuity.

The SecureSource 3 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

•	Single Life: death (see “At Death” heading below).

•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.

KEY TERMS
The key terms associated with the SecureSource 3 NY rider are:

Age Bands: Each Age Band is associated with a Lifetime Payment Percentage. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first Age Band for the annual lifetime payment to be established. After the Annual Lifetime Payment is established, in addition to your age, other factors determine when you move to a higher Age Band.

Annual Credit, Credit Period: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. If the covered person (Joint Life: younger covered spouse) is age 56 and older, Annual Credit rates are 6% for each of the 10 years. Otherwise, the credit rates are 6% for 9 years and then 5.9% in year 10. Credit Period is a 10 year period that starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The rider anniversary after the number of contract years shown is the last day of a Credit Period (see the “Rider Anniversary Processing” provision below). Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits may result in higher rider charges that may exceed the benefit from the Annual Credits.

Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first Age Band. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.

Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment Percentage can increase.

Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

Excess Withdrawal: (1) a withdrawal taken before the Annual Lifetime Payment is established, or (2) a withdrawal that is greater than the Remaining Annual Lifetime Payment.

Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the Annual Lifetime Payment is established or if a withdrawal exceeds the Remaining Annual Lifetime Payment.

Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. The percentage used can vary as described in the Lifetime Payment Percentage provision below.

Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal or benefit reset.

Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

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IMPORTANT SECURESOURCE 3 NY RIDER CONSIDERATIONS
You should consider whether SecureSource 3 NY rider is appropriate for you taking into account the following considerations:

You will begin paying the SecureSource 3 NY rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.

•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:

Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living or a change in ownership and the new owner dies (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse or at the death of any owner who is not a covered spouse. (see “At Death” heading below).

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available (“Excess Withdrawal”), the guaranteed amounts under the rider will be reduced.

•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment option(s) you elected. You should consult your financial advisor before you purchase the SecureSource 3 NY rider.

•	Non-Cancelable: Once elected, the SecureSource 3 NY rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource 3 NY — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 3 NY — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary at rider issue.

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary at rider issue. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource 3 NY — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: Additional purchase payments may be limited under the rider. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the Remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA

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provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.

Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource 3 NY rider may be of limited value to you.

LIFETIME BENEFIT DESCRIPTION
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

Joint Life only: Covered Spouses: the contract owner on the rider effective date and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner on the rider effective date is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or BB changes as described below, the ALP will be recalculated.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.

Joint Life: The ALP is established on the earliest of the following dates:

•	The rider effective date if the younger covered spouse has already reached age 50.

•	The date the younger covered spouse’s attained age equals age 50.

•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

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Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.

The Lifetime Payment Percentage is listed in the table below:

	Lifetime Payment	Lifetime Payment
Age Bands	Percentage – Single Life	Percentage – Joint Life

50-58	3%	2.5%

59-64	4%	3.5%

65-79	5%	4.5%

80+	6%	5.5%

The Age Band for the Lifetime Payment Percentage is determined at the following times:

•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).

•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)

•	Upon Annual Step-Ups (see “Annual Step ups” below).

•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.

Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:

1.	At rider effective date

The CB, BB and PBG are set equal to the initial purchase payment.

2.	When an additional purchase payment is made

The BB and PBG will be increased by the amount of each additional purchase payment.

If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.

See “Buying Your Contract — Purchase Payments” for purchase payment limitations.

3.	When a withdrawal is taken

If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.

The BB, CB and PBG can be adjusted, but they will not be less than zero.

(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.

The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b c	where:

a =	the amount of the withdrawal

b =	the CB or BB (as applicable) on the date of (but prior to) the withdrawal

c =	the contract value on the date of (but prior to) the withdrawal.

The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.

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(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e f	where:

d =	the amount of the withdrawal minus the RALP

e =	the BB or CB (as applicable) on the date of (but prior to) the withdrawal

f =	the contract value on the date of (but prior to) the withdrawal minus the RALP.

The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG minus the RALP on the date of (but prior to) the withdrawal.

Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.

•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.

(A)	On the first rider anniversary of the initial Credit Period

The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.

The BB will be set to the greater of:

(i)  the current BB, or

(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.

(B)	On any other rider anniversary during a Credit Period

The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage . If the covered person (Joint Life: younger covered spouse) is age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.

The BB will be set to the greater of:

(i)  the current BB, or

(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.

If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.

The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.

•	Annual step ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.

The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to a step-up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:

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•	The Annual Lifetime Payment is established;

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix E for additional information.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 NY  — Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:

•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).

•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

In either case above:

–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

–	We will no longer accept additional purchase payments.

–	No more charges will be collected for the rider.

–	The current ALP is fixed for as long as payments are made.

–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other

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than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

•	elect to take the death benefit under the terms of the contract, or

•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or

•	continue the contract and the SecureSource 3 NY— Joint Life rider under the spousal continuation option.

•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:

1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.

2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.

•	In either of the above cases:

•	The Lifetime Payment Percentage used will be set as of the date of death.

•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant at rider issue.

Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource 3 NY rider cannot be terminated either by you or us except as follows:

•	Single Life: after the death benefit is payable, the rider will terminate.

•	Single Life: spousal continuation will terminate the rider.

•	Single Life: after the death of the covered person, the rider will terminate.

•	Joint Life: after the death of the last covered spouse, the rider will terminate.

•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

•	On the annuitization start date, the rider will terminate.

•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 NY rider charge”).

•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.

•	Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

ACCUMULATION PROTECTOR BENEFIT RIDER

The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date

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if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:

•	Continue your contract;

•	Take partial surrenders or make a full surrender; or

•	Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource 3 NY riders.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

•	you must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider.

•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step Up” below) In addition, additional purchase payments are limited to $100,000. If we waive any restrictions on additional purchase payments, you will be notified in writing, signed by an officer of the company.;

•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted on the latest Contract Anniversary if a change you make in your investment selection causes the Annual Rider Fee to increase more than 0.20 percentage points and the remaining Waiting Period just prior to the change was less than three years (see “Waiting Period” below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:

Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.

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Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.

Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

Waiting Period: The Waiting Period for the rider is 10 years.

We reserve the right to restart the Waiting Period on the latest contract anniversary if a change you make in your investment selection causes the annual rider fee to increase more than 0.20 percentage points and the remaining Waiting Period just prior to the change was less than three years. Waiting Period will restart upon elective step ups and spousal continuation step ups.

Automatic Step Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 90% of the contract value on the contract anniversary (after charges are deducted); or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.

The automatic step up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).

Elective Step Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step up. Elective step ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.

The elective step up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.

Additional Purchase Payments with Annual Elective Step Ups
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up. In addition, the Waiting Period will restart as of the most recent contract anniversary.

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Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.

Terminating the Rider
The rider will terminate under the following conditions:

The rider will terminate before the Benefit Date without paying a benefit on the date:

•	you take a full surrender;

•	on the annuitization start date;

•	the contract terminates as a result of the death benefit being paid; or

•	when a beneficiary elects an alternative payment plan which is an inherited IRA.

The rider will terminate on the Benefit Date.

For an example, see Appendix E.

INVESTMENT ALLOCATION RESTRICTIONS FOR LIVING BENEFIT RIDERS
If you choose SecureSource 3 NY rider or Accumulation Protector Benefit rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Portfolio Stabilizer funds” section below until the rider terminates.

Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payment or transfer request that do not comply with the above limitations.

Portfolio Stabilizer funds
If you elect the SecureSource 3 NY rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the terms of the rider. Currently we offer total of four Portfolio Stabilizer funds (the Funds). We reserve the right to add, remove or substitute the funds. We also reserve the right, upon notification to you, to close or restrict any funds. Any change will apply to current allocations and or to future purchase payments and transfers. If your living benefit rider is terminated, you may remain invested in the Funds, but you will not be allowed to make additional purchase payments or transfers to the Funds.

The Portfolio Stabilizer funds have only been available to contracts where a living benefit rider has been elected. Effective on June 30, 2014, however, the Portfolio Stabilizer funds will be available to all contract owners, regardless of whether a living benefit rider has been elected.

The Portfolio Stabilizer funds currently available are:

1. Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1),(2)

2. Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)

3. Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)(2)

4. Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)(2)

(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.

(2)	Available on April 29, 2013.

Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. The Portfolio Stabilizer funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity exposure that varies based on volatility in the equity market. The Portfolio Stabilizer funds invest in a mix of affiliated and unaffiliated mutual funds and, in seeking to manage equity market volatility, employ a tactical allocation strategy of utilizing:

•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);

•	direct investments in exchange-traded funds (ETFs); and

•	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures and dollar rolls).

The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Portfolio Stabilizer funds’ exposure to different asset classes and various segments within these asset classes. In general, when Columbia Management, the Funds’ investment manager, determines that equity market volatility is relatively low, it may

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increase the Fund’s effective equity market exposure and decrease the Funds’ effective fixed income/debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s effective equity market exposure and, correspondingly, increase the Fund’s effective fixed income/debt exposure.

Changes to underlying fund selections and allocations may be driven by various factors, including the risks and benefits of investing in a particular underlying fund as a means of achieving total return. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.

Columbia Management considers the independent analysis of Morningstar Associates, LLC (Morningstar), an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the Portfolio Stabilizer funds’ investment activities. Neither Columbia Management nor Morningstar serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.

For additional information about the Portfolio Stabilizer funds’ investment strategies, see the Funds’ prospectuses.

Portfolio Stabilizer funds conflicts of interest. In providing investment advisory services for the Portfolio Stabilizer funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. For additional information regarding the conflicts of interest to which Columbia Management may be subject, see the Funds’ prospectuses.

We are an affiliate of Ameriprise Financial, Inc. which is the parent company of Columbia Management, the Funds’ investment manager. We have financial obligations to holders of the riders arising from guarantee obligations under such riders, which vary based upon the investment performance of the Fund.

We expect to benefit financially by offering the Funds, compared to offering other types of funds, in contracts without riders. For example, we expect to reduce our costs to purchase investments associated with contract liabilities tied to the Portfolio Stabilizer funds. We also expect to benefit from the greater liquidity of hedge investments used to meet our obligations under the riders. In addition, we expect to reduce our capital requirements, which represent assets we set aside to back the guarantees offered in our contracts. As described above, we have a financial interest in reducing our potential exposure with respect to contract values invested under the riders. This may present a potential conflict of interest with respect to the interests of rider holders (who are required to allocate their contract value to a Portfolio Stabilizer fund). In particular, our interest in reducing volatility within the Portfolio Stabilizer fund’s portfolio may present a potential conflict between it and Columbia Management as the latter seeks to achieve the Fund’s investment objective of total return while seeking to manage the Fund’s exposure to equity market volatility.

In addition, we or our affiliates receive from each of the underlying funds, or their affiliates, compensation including but not limited to expense payments and non-cash compensation as a result of our decision to make such funds available as investment options in which your contract value may be invested. See “The Variable Account and the Funds — Revenue we receive from the funds and potential conflicts of interest”.

Investing in the Portfolio Stabilizer funds. Currently you can invest in three or four Portfolio Stabilizer funds, depending on the living benefit rider you own. You are responsible for determining which Portfolio Stabilizer fund(s) is best for you. Your financial advisor can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment options, or your decision to change to a different investment options.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.

You may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.

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Risks. An investment in a Fund involves risk. Principal risks associated with an investment in a Portfolio Stabilizer fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.

Investing in a Portfolio Stabilizer fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.

For a complete list of the risks associated with investing in the Portfolio Stabilizer funds, please consult the applicable Fund’s prospectus.

Volatility and Volatility Management Risk. Although the Portfolio Stabilizer funds seek to manage equity market volatility within their respective portfolios, there is no guarantee that the Funds will be successful. Despite each Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the underlying funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. Columbia Management’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies.

Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated in the Fund’s prospectus, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.

Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. This may deprive you of some or all of the benefits of increases in equity market values under your contract and could also result in a decrease in your contract value.

Before you select the SecureSource 3 NY rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully consider whether the Fund(s) meet your investment objectives and risk tolerance. Because you cannot terminate the SecureSource 3 NY rider or Accumulation Protector Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource 3 NY rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under annuity payout Plan E (See Charges — Surrender charge under Annuity Payout Plan E”).

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date, after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts on the annuitization start date.

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In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:

•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B: Life annuity with five, ten, 15 or 20 years certain: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See “Charges — Surrender charge under Annuity Payout Plan E.”) A 10% IRS penalty tax could apply to the taxable portion if you take a surrender. (See “Taxes.”)

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

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•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource 3 NY rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan, to the owner in a lump sum or change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

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Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax

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consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty on the taxable portion.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your

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annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable, on the taxable portion.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

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Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Spousal status: In the case of United States v. Windsor, Section 3 of the Defense of Marriage Act was declared unconstitutional by the U.S. Supreme Court. As a result of this ruling, same sex marriages recognized under state law must be afforded all of the benefits of marriage for federal law purposes. The IRS subsequently provided interpretive guidance which, for federal tax purposes, determined the recognition of a same sex marriage is based on the state or foreign jurisdiction in which the marriage occurred. In addition, the guidance states that other relationships that may be recognized under state law, such as civil unions or domestic partnerships, are not considered marriages for federal tax purposes. Therefore, if you are in a civil union or other non-marital relationship recognized under state law, you will not receive the favorable federal tax treatment normally afforded to married couples.

When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.

If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

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If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio — Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sales of the Contract

•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.

•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

Payments to Selling Firms

•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

•	providing service to contract owners; and

•	funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

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Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:

•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

Payments to Financial Advisors

•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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Appendix A: The Funds

Unless you have elected the living benefit rider, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below.

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 2)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, subadviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, subadviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (Prior to 6/30/14 offered only for contracts with living benefit riders. Effective 6/30/14 offered for all contracts.)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (Prior to 6/30/14 offered only for contracts with living benefit riders. Effective 6/30/14 offered for all contracts.)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (Prior to 6/30/14 offered only for contracts with living benefit riders. Effective 6/30/14 offered for all contracts.)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (Prior to 6/30/14 offered only for contracts with living benefit riders. Effective 6/30/14 offered for all contracts.)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (previously Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2))	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	Seeks total return consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	Seeks current income as its primary objective and, as it secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC

DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK))and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin – Income Securities Fund – Class 2)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT – Mutual Shares Securities Fund – Class 2)	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin – Small Cap Value Securities Fund – Class 2)	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

 64  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (Available on or about 6/30/2014)	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares	Seeks total return through growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (previously Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares)	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (Available on or about 6/30/2014)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 65

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Fund/VA, Service Shares	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Portfolio, Advisor Class)	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.

 66  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – DFA International Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., subadviser.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Holland Capital Management LLC, subadviser.

Variable Portfolio – Invesco International Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Invesco Advisers, Inc., subadviser.

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 67

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (previously Variable Portfolio – American Century Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.

Variable Portfolio – MFS Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.

Variable Portfolio – Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

 68  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	Seeks to provide current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, LLC, subadviser.

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia, doing business as The London Company, Palisade Capital Management, L.L.C. and Wells Capital Management Incorporated, subadvisers.

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

Variable Portfolio – Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Pyramis Global Advisers, LLC, subadviser.

Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., subadviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 69

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (previously Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2))	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.

Variable Portfolio – Victory Established Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

 70  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Appendix B: Example — Surrender Charges

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

PPS	= PPSC + PPF
PPSC	= purchase payments surrendered that could be subject to a surrender charge
= (PS – FA) / (CV – FA) x (PP – PPF)
PPF	= purchase payments surrendered that are not subject to a surrender charge
= FA – contract earnings, but not less than zero
PP	= purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	= amount the contract value is reduced by the surrender
FA	= total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	= contract value prior to the surrender

When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 71

Full surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

 72  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	3,500.00	3,206.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,500.00)	(3,206.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$56,470.00	$36,764.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 73

Partial surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS (determined by iterative process described above):	15,376.34	16,062.31

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,376,34	16,062.31
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,376.34	19,375.80

 74  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,376.34	19,375.80
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	376.34	1,062.31

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,376.34	16,062.31
	Surrender charge:	(376.34)	(1,062.31)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 75

Full surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

 76  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	2,000.00	1,832.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(2,000.00)	(1,832.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$57,970.00	$38,138.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 77

Partial surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS (determined by iterative process described above):	15,208.33	15,582.48

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,208.33	15,582.48
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,208.33	18,761.94

 78  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,208.33	18,761.94
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	208.33	582.48

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,208.33	15,582.48
	Surrender charge:	(208.33)	(582.48)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 79

Appendix C: Example — Optional Death Benefits

The purpose of this appendix is to illustrate the operation of various optional death benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:

Assumptions:

•	You purchase the contract with a payment of $20,000.

•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a standard death benefit of:	$18,333

since this is greater than your contract value of $16,500

Example — ROPP Death Benefit

Assumptions:

•	You purchase the contract (with the ROPP rider) with a payment of $20,000.

•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a death benefit of:	$18,333

 80  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Example — MAV Death Benefit

Assumptions:

•	You purchase the contract (with the MAV rider) with a payment of $20,000.

•	On the first contract anniversary the contract value grows to $24,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:

$1,500 × $24,000 $22,000 =	–1,636

for a death benefit of:	$22,364

Example — 5-Year MAV Death Benefit

Assumptions:

•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

•	On the fifth contract anniversary the contract value grows to $30,000.

•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:

$1,500 × $30,000 $25,000 =	–1,800

for a death benefit of:	$28,200

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 81

Appendix D: Example — Optional Living Benefits

The purpose of this appendix is to illustrate the operation of various optional living benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — SecureSource 3 NY Riders

Assumptions:

•	You purchase the contracts with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 61.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract			Assumed								Lifetime
Duration	Purchase	Partial	Contract								Payment
in Years	Payments	Withdrawals	Value	CB		BB		PBG	ALP	RALP	Percentage

At Issue	$100,000	NA	$100,000	$100,000		$100,000		$100,000	$4,000	$4,000	4.00%

1	0	0	98,000	100,000		106,000		100,000	4,240	4,240	4.00%

2	0	0	105,000	100,000		112,000		105,000	4,480	4,480	4.00%

3	0	0	120,000	120,000	(1)	120,000		120,000	4,800	4,800	4.00%

3.5	0	4,800	115,200	120,000		120,000		115,200	4,800	0	4.00%

4	0	0	113,000	120,000		120,000	(2)	115,200	4,800	4,800	4.00%

5	0	0	110,000	120,000		127,200		115,200	5,088	5,088	4.00%

6	0	0	140,000	140,000		140,000		140,000	7,000	7,000	5.00%	(3)

7	0	0	120,000	140,000		148,400		140,000	7,420	7,420	5.00%

7.5	0	10,000	110,000	136,792		144,999	(4)	129,542	7,250	0	5.00%

8	0	0	105,000	136,792		144,999		129,542	7,250	7,250	5.00%

9	0	0	116,000	136,792		153,207		129,542	7,660	7,660	5.00%

(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.

 82  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Example — Accumulation Protector Benefit

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

•	You make no additional purchase payments.

•	You do not exercise the elective step-up option

					Hypothetical
	Partial Surrender	MCAV Adjustment		Accumulation	Assumed
End of	(beginning of	for Partial		Benefit	Contract
Contract Year	year)	Surrender	MCAV	Amount	Value

1	0	0	100,000	0	110,000

2	0	0	115,200	0	128,000

3	0	0	121.500	0	135,000

4	0	0	121,500	0	118,000

5	0	0	121,500	0	100,000

6	2,000	2,430	119,070	0	122,000

7	0	0	126,000	0	140,000

8	0	0	126,000	0	130.000

9	5,000	4,846	121,154	0	110,000

10	0	0	121,154	16,154	105,000

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 83

Appendix E: Example — Additional RMD Disclosure

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource 3 NY rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1)	Each calendar year, if your ALERMDA is greater than the ALP.

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.

•	The LABA will be reduced by the total amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource 3 NY rider.

The ALERMDA is:

(1)	determined by us each calendar year;

(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3)	based on the value of this contract alone on the date it is determined;

(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRAs under Section 408(p) of the Code;

4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

5. Custodial and investment only plans under section 401(a) of the Code;

6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource 3 NY rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource 3 NY rider.

 84  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Appendix F: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts (if any) that were not available under your contract as of Dec. 31, 2013. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the front page of the prospectus.

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.16	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Accumulation unit value at end of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188	5,304

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	604	119	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Accumulation unit value at end of period	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	748	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	71	53	2	—	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.07	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	245	200	78	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.28	$1.14	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	15	11	8	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 85

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$0.95	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	121	113	28	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.13	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	188	210	47	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	227	195	88	7	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,051	112	151	64	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.20	$1.03	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	112	109	29	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.38	$1.16	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.42	$1.26	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	90	47	4	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,545	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,888	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,594	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130,609	51,139	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	376	557	751	959	1,003	1,019	1,770	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.07	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	13	—	—	—	—	—	—	—

 86  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	23	9	—	—	—	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Accumulation unit value at end of period	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.37	$1.17	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.34	$1.15	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	27	29	16	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	240	130	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	182	143	17	—	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	65	—	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Accumulation unit value at end of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285	8,137

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Accumulation unit value at end of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446	2,367

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Accumulation unit value at end of period	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	703	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	—	—	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 87

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	—	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	720	880	1,036	9,604	7,662	4,056	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Accumulation unit value at end of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	402	557	566	605	622	495	1,082	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.14	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.25	$1.14	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	13	8	1	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096	84

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	390	423	470	646	732	760	1,153	883	417	22

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	24	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—	—	—	—	—	—	—

 88  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,752	5,624	4,473	976	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	139	84	10	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.11	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	137	104	14	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.24	$1.03	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	75	81	39	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.44	$1.21	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	55	62	38	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,716	11,338	9,044	2,797	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.09	$0.94	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	68	67	39	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	186	185	21	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.24	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.32	$1.20	$1.24	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	80	77	34	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.07	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	24	33	13	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	52	29	15	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.38	$1.20	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	44	37	13	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 89

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.34	$1.19	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	29	27	8	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.14	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	59	60	30	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,636	91,080	71,003	23,480	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,965	35,294	32,460	7,790	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,235	28,147	23,560	7,958	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.38	$1.07	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	80	76	23	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.35	$1.20	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	122	94	6	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.37	$1.22	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	8	8	2	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.40	$1.27	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	25	19	4	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.31	$1.16	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	19	12	1	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.01	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	10	10	2	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	53	54	6	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	37	17	1	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.32	$1.14	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	44	45	13	—	—	—	—	—	—

 90  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	109	97	16	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Accumulation unit value at end of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	600	724	965	677	792	896	1,001	1,175	1,240	1,207

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Accumulation unit value at end of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	373	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,			2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			—	—	—	—	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period			$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period			$1.65	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)			15	2	14	—	—	—	19	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			58	—	—	—	—	—	—	—

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period			$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period			$1.51	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)			150	196	127	159	155	130	142	76

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period			$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period			$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			131	32	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period			$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period			$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)			61	47	72	77	104	8	87	12

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period			$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period			$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			62	15	7	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			11	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			7	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			—	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212	226	34	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	26	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	52	15	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	30	24	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	535	39	9	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	5	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	60	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,091	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,452	23,935	—	—	—	—	—	—

 92  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	34	46	75	91	101	89	65	275

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	59	64	46	46	39	32	10	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	51	36	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	6	—	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	31	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	663	729	752	865	1,975	4,301	3,188	1,284

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	318	313	312	385	1,768	2,783	1,386	338

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.37	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	328	316	297	417	430	422	426	101

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.75	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	76	63	47	72	67	45	48	16

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	111	120	151	187	6,597	4,924	3,189	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20	$1.00
Accumulation unit value at end of period	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	122	122	105	80	86	97	61	29

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.96	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	19	24	23	20	36	24	9	202

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	1	1	2	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.54	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	46	74	60	76	61	65	68	18

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,174	1,287	1,382	1,598	8,043	6,568	5,113	892

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.75	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	22	24	27	29	40	43	48	17

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	508	587	511	469	3,861	4,557	3,298	1,204

 94  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	66	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	948	320	616	622	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	32	5	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	19	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	10	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	21	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,318	2,281	840	730	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	13	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	99	5	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 95

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	4	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,770	6,617	4,588	2,283	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,562	2,646	2,032	1,190	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,760	4,838	2,313	1,420	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	23	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	9	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	6	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	41	—	—	—	—	—	—

 96  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	19	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	49	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	26	35	42	7	2	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.22	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	10	12	29	46	40	39	16

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,							2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)							—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period							$0.99	$1.00
Accumulation unit value at end of period							$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)							—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)							—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period							$1.04	$1.00
Accumulation unit value at end of period							$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)							—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period							$1.03	$1.00
Accumulation unit value at end of period							$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)							7	7

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period							$1.04	$1.00
Accumulation unit value at end of period							$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period							$0.99	$1.00
Accumulation unit value at end of period							$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)							—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 97

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	7

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 98  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	92	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,008	555

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.39	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 99

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 100  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	205	205

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 101

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	622	117

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 102  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,							2013	2012

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period							$0.99	$1.00
Accumulation unit value at end of period							$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period							$1.00	$1.00
Accumulation unit value at end of period							$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period							$1.04	$1.00
Accumulation unit value at end of period							$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)							4	4

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period							$1.00	$1.00
Accumulation unit value at end of period							$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period							$1.01	$1.00
Accumulation unit value at end of period							$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period							$0.93	$1.00
Accumulation unit value at end of period							$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)							—	—

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	49	57	19	21	14	18	30	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	69	30	19	21	34	14	51	9

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 103

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	41	—	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—

 104  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	832	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	2	9	9	12	15	11	19

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11	2	1	1	6	1	21	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	60	43	59	59	126	349	300	79

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 105

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	34	38	73	80	195	322	117	32

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	20	38	43	50	71	85	2

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	44	57	17	23	30	37	23	16

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	74	76	574	502	276	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	42	15	37	45	48	57	28	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	—	1	1	2	2	5	12

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 106  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	4	30	32	41	48	16	23

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	172	203	311	347	1,011	997	672	103

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	161	205	133	87	345	557	401	106

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,086	2,258	2,243	42	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,508	6,544	5,782	4,585	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 107

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,890	10,380	9,526	4,427	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,264	2,826	3,020	416	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,209	3,443	2,731	1,348	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	1	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 108  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12	17	23	6	2	1	1	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	6	7	11	11	5	2	4	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,							2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)							—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period							$0.99	$1.00
Accumulation unit value at end of period							$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)							—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)							—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period							$1.04	$1.00
Accumulation unit value at end of period							$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)							—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 109

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 110  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	774	782

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 111

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 112  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	22

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 113

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	93

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	93

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356	356

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 114  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 115

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 116  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 117

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 118  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 119

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88	88

 120  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 121

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2013	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firm	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

 122  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

RiverSource Life Insurance Co.
of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
S-6517 D (5/14)

PART B.

STATEMENT OF ADDITIONAL INFORMATION
FOR

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS®
VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE ® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT ® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS ® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE OF NEW YORK
VARIABLE ANNUITY ACCOUNT
May 1, 2014

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203
1-800-541-2251

S-6343 P (5/14)

Table of Contents

Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Revenues Received During Calendar Year 2013	p. 4
Principal Underwriter	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

 2  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  3

Rating Agencies

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see “Debt & Ratings Information” under “Investors Relations” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com
Moody’s	www.moodys.com/insurance
Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Revenues Received During Calendar Year 2013

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2013. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Affiliated Funds**	$450,615,769
Fidelity® Variable Insurance Products	$9,133,237
Oppenheimer Variable Account Funds	$6,499,313
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,552,758
Franklin® Templeton® Variable Insurance Products Trust	$3,281,818
American Century® Variable Portfolios, Inc.	$3,060,807
AllianceBernstein Variable Products Series Fund, Inc.	$2,911,899
Goldman Sachs Variable Insurance Trust	$2,653,268
MFS® Variable Insurance TrustSM	$2,615,431
Wells Fargo Variable Trust	$1,928,699
PIMCO Variable Insurance Trust	$1,770,719
Eaton Vance Variable Trust	$1,714,778
Janus Aspen Series	$1,351,103
Morgan Stanley Universal Institutional Funds, Inc.	$815,182
Putnam Variable Trust	$786,803
Credit Suisse Trust	$367,974
Royce Capital Fund	$231,725
Third Avenue Variable Series Trust	$199,715
Neuberger Berman Advisers Management Trust	$155,180
BlackRock Variable Series Funds, Inc.	$127,660
Calvert Variable Series, Inc.	$100,859
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund/Dreyfus Socially Responsible Growth Fund, Inc.	$90,009
Legg Mason Partners Variable Equity Trust/Legg Mason Partners Variable Income Trust	$86,611
DWS Variable Series II	$80,280
ALPS Variable Investment Trust	$21,575
Ivy Funds Variable Insurance Portfolios	$15,557
Van Eck VIP Trust	$3,259
Lincoln Variable Insurance Products Trust	$2,142
Lazard Retirement Series, Inc.	$2,133
JPMorgan Insurance Trust	$1,288

*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.

**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

 4  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2013 was $27,440,933, in 2012 was $24,714,946 and in 2011 was $26,901,811. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2013 and December 31, 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2013 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2012 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	—	—	46	4	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.70	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	5	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	33	30	25	24	75	172	142	103	58	3

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.82	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	63	74	86	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00	—
Accumulation unit value at end of period	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	193	14	—

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.75	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13	21	30	19	16	40	32	10	5	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	7	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.50	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	8	8	6	5	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	4	4	1	1	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.64	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	11	—	—	—	5	5	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	45	22	13	2	14	2	38	—	—

 6  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	2	7	3	930	1,000	595	410	31	10

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.78	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	16	403	417	406	416	50	5

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44	$1.08	$1.00
Accumulation unit value at end of period	$2.30	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	22	17	20	43	68	105	77	64	24	2

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	7	6	111	108	115	89	8	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.92	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	2	26	22	9	3

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.84	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	17	10	15	165	74	116	88	6	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20	$1.06	$1.00
Accumulation unit value at end of period	$1.75	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	8	11	6	7	11	9	3	1	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.66	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	1	1	2	15	12	19	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	43	38	31	29	27	21	15	14	71	5

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	178	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	15	321	275	240	123	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	194	199	229	344	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.75	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (11/01/2005)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06	$1.00	—
Accumulation unit value at end of period	$1.83	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	6	196	200	200	353	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.73	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	5	15	87	1	—	3	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.80	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.93	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	7	1	1	2	28	2	3	4	4

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	22	40	45	10	20	90	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	5	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	6	7	5	140	73	39	86	—	—

 8  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	26	46	83	109	249	294	366	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.76	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	4	1	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$2.31	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	27	26	43	30	106	127	120	102	37	—

Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24	$1.05	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	5	4	4	—	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19	$1.05	$1.00
Accumulation unit value at end of period	$1.10	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	14	23	23	18	19	13	19	7	1

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$2.11	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	9	6	9	10	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15	$1.04	$1.00
Accumulation unit value at end of period	$1.72	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	15	10	6	19	15	17	31	28	16	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$2.08	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	13	12	12	8	23	30	30	49	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	31	29	24	22	19	10	7	5	45	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	40	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.75	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	38	35	29	25	111	152	174	238	98	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.09	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.09	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	11	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	42	43	33	21	33	23	83	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	113	96	78	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	49	49	61	27	51	48	13	12	11	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	22	306	277	311	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.22	$1.10	$0.79	$1.26	$1.14	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.83	$1.42	$1.22	$1.22	$1.10	$0.79	$1.26	$1.14	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	4	1	—

MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$2.46	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	2	2	2	7	6	2	—

MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23	$1.06	$1.00
Accumulation unit value at end of period	$2.67	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	17	36	26	26	25	21	11	8	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	13	16	65	71	54	78	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	2	2	79	—	—

 10  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	67	73	107	107	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22	$1.07	$1.00
Accumulation unit value at end of period	$1.96	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8	9	10	14	8	4	21	9	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.54	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12	44	13	9	207	182	194	133	40	2

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.08	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	2	3	3	3	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	130	89	64	152	207	224	220	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$2.09	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	2	2	1	7	8	5	17	6	—

Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.56	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.24	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.23	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	85	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.23	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	663	690	680	1,977	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	6	214	88	86	71	17	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,069	1,075	1,239	1,088	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	289	389	242	244	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	15	15	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267	202	386	465	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,144	1,144	1,144	1,144	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	282	203	205	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$2.06	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	13	11	13	151	162	188	106	41	7

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	17	308	223	205	218	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.92	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$2.59	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	25	18	21	29	71	65	62	74	27	2

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15	$1.04	$1.00
Accumulation unit value at end of period	$2.05	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	33	30	41	31	90	74	100	62	45	—

 12  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21	$1.06	$1.00
Accumulation unit value at end of period	$1.52	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	3	2	2	103	1	5	14	1	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.99	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/01/2005)
Accumulation unit value at beginning of period	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05	$1.00	—
Accumulation unit value at end of period	$2.46	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	—	—	—	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  13

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	174	252	275	308	372	309	363	746	160	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Accumulation unit value at end of period	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,985	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828	9,073

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Accumulation unit value at end of period	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	2,820	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163	4,351

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—	—	—	—	—	—	—	—

American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74	$0.65
Accumulation unit value at end of period	$1.26	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	196	223	255	328	349	483	718	801	1,011	1,182

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91
Accumulation unit value at end of period	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	731	822	954	1,230	1,185	1,439	1,767	1,718	1,659	1,408

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	735	893	1,061	1,287	2,587	3,176	3,100	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	514	601	628	824	884	782	920	4,333	941	—

American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59	$1.40
Accumulation unit value at end of period	$2.67	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	262	298	318	434	579	726	1,098	1,260	1,395	1,239

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15
Accumulation unit value at end of period	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,727	3,322	3,902	5,111	6,018	7,174	9,957	10,957	10,497	6,900

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	571	70	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88
Accumulation unit value at end of period	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	709	798	868	1,043	1,088	1,279	1,519	1,455	1,195	895

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	134	80	87	94	64	46	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87
Accumulation unit value at end of period	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,396	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268	2,153

 14  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04
Accumulation unit value at end of period	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,475	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666	11,956

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19
Accumulation unit value at end of period	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7,316	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926	12,488

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14
Accumulation unit value at end of period	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	5,857	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139	10,241

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13
Accumulation unit value at end of period	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,141	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792	711

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35
Accumulation unit value at end of period	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	2,244	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917	4,157

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12
Accumulation unit value at end of period	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,615	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084	14,646

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,342	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,727	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815	6

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66
Accumulation unit value at end of period	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	777	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145	2,082

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47
Accumulation unit value at end of period	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	2,648	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724	6,535

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71
Accumulation unit value at end of period	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	5,645	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370	2,982

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  15

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,144	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,474	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,845	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	621	696	847	1,089	1,464	1,986	1,950	3,548	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Accumulation unit value at end of period	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	431	522	640	835	1,066	1,091	1,416	1,560	1,403	1,420

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	660	754	970	1,211	2,304	3,561	2,944	5,108	351	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78
Accumulation unit value at end of period	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	2,254	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983	9,237

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	206	233	256	168	91	95	137	187	70	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06
Accumulation unit value at end of period	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	547	551	665	926	1,132	1,628	1,938	2,442	3,007	2,896

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15
Accumulation unit value at end of period	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,551	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771	11,923

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	738	985	1,206	1,289	1,510	1,174	752	2,782	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	62	—	—	—	—	—	—	—	—

 16  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,287	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,146	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92	$0.87
Accumulation unit value at end of period	$1.59	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	418	598	619	857	1,099	1,479	2,257	2,651	3,096	3,183

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,425	2,949	3,672	5,019	6,741	8,267	10,186	12,329	13,335	11,997

Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46	$1.18
Accumulation unit value at end of period	$3.18	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	444	614	722	990	1,300	1,840	2,617	2,925	3,232	3,218

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27
Accumulation unit value at end of period	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	3,808	4,722	5,651	7,443	11,345	14,767	16,235	17,466	16,249	12,408

Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91	$0.80
Accumulation unit value at end of period	$1.45	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	170	163	172	236	276	423	796	1,016	1,064	1,166

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06
Accumulation unit value at end of period	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,072	1,227	1,667	2,645	3,386	4,277	5,424	5,781	5,952	5,831

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,057	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51
Accumulation unit value at end of period	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	1,424	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097	7,490

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45
Accumulation unit value at end of period	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121	3,861

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05
Accumulation unit value at end of period	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,014	2,575	3,385	4,613	5,877	7,136	9,225	9,112	7,513	4,483

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49
Accumulation unit value at end of period	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	1,741	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617	6,770

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  17

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41	$1.22
Accumulation unit value at end of period	$2.21	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	26	27	31	38	61	93	162	240	294	435

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79
Accumulation unit value at end of period	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2,395	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511	4,998

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	62	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,637	2,214	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,937	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069	65

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	345	550	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	409	471	504	601	590	419	1,896	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	837	947	1,103	1,381	6,218	5,525	2,450	32	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	253	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	377	449	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69
Accumulation unit value at end of period	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	728	858	986	1,234	1,165	1,165	1,261	1,350	1,704	718

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47	$0.39
Accumulation unit value at end of period	$1.05	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	339	381	382	564	636	712	774	848	1,075	1,194

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—

 18  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37
Accumulation unit value at end of period	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	725	892	1,129	1,435	1,480	1,274	1,368	1,138	1,248	1,311

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,053	1,316	1,767	2,041	17,067	13,325	8,417	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65
Accumulation unit value at end of period	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	1,061	1,477	1,933	2,727	3,464	4,541	5,011	4,995	5,056	5,176

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57
Accumulation unit value at end of period	$1.07	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	1,770	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647	7,097

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76
Accumulation unit value at end of period	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	952	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783	5,498

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Accumulation unit value at end of period	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792	1,406

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	749	931	966	3,120	4,528	2,291	2,781	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	317	522	673	774	1,089	1,210	1,294	2,389	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416	533	636	714	4,378	4,519	3,528	3,236	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	840	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793	45

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,039	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132	152

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	329	397	454	619	844	1,049	1,233	1,204	468	15

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,821	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91
Accumulation unit value at end of period	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	420	440	505	581	765	1,013	1,144	1,397	1,837	1,481

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	482	601	813	1,000	1,406	1,843	2,419	2,803	3,193	3,359

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.23	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	413	551	785	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84	$1.63
Accumulation unit value at end of period	$3.22	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	85	140	154	221	275	317	577	703	808	831

Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86	$1.57
Accumulation unit value at end of period	$2.45	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	199	230	272	354	448	677	1,123	1,416	1,537	1,606

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,263	2,605	2,418	782	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,159	9,393	10,873	12,544	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,041	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543	21

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,698	4,118	3,714	1,170	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,897	12,671	13,381	11,054	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

 20  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,217	12,841	10,721	5,136	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68,668	75,197	82,805	97,423	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,483	9,367	8,285	3,243	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,781	45,332	49,673	54,821	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,745	5,719	4,225	1,619	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,794	23,712	26,508	28,686	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Accumulation unit value at end of period	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	1,446	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106	4,860

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	901	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	138	93	114	125	133	261	377	381	339	45

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80
Accumulation unit value at end of period	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,845	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740	7,114

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33
Accumulation unit value at end of period	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	3,107	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569	10,599

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	858	1,123	1,265	1,540	1,871	2,101	2,512	2,477	2,532	2,515

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	706	859	1,099	1,530	6,732	836	1,104	1,366	1,120	14

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97
Accumulation unit value at end of period	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	597	775	1,053	683	826	977	1,125	1,281	1,387	1,549

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Accumulation unit value at end of period	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	634	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473	1,593

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—

 22  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24	$1.00
Accumulation unit value at end of period	$1.42	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	410	419	457	541	575	523	543	369

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.56	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	331	290	297	342	403	480	539	98

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23	$1.00
Accumulation unit value at end of period	$0.90	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,374	1,565	1,876	2,367	8,672	19,629	9,236	2,322

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	221	207	94	94	87	79	78	15

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$1.87	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,126	1,124	1,186	1,278	5,095	5,525	5,416	222

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.78	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	379	422	460	505	514	565	376	2,202

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.57	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,219	2,346	1,964	1,982	1,932	1,749	2,079	509

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	431	57	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	407	251	243	270	253	260	255	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.49	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	513	486	549	572	656	204	215	26

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	57	69	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,244	1,527	2,527	2,560	4,369	6,188	3,844	2,374

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  23

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	204	118	47	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,020	5,137	5,199	5,798	65,945	53,345	39,535	9,494

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	47	20	1	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.41	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,535	2,800	3,667	4,185	49,381	36,484	17,683	5,496

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	15	15	1	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.52	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,084	1,152	1,312	1,289	6,199	11,398	4,624	1,065

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	136	81	50	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04	$1.00
Accumulation unit value at end of period	$1.28	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	973	1,503	1,639	1,897	21,067	17,305	13,183	2,629

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	123	47	13	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.74	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	781	873	765	889	805	733	896	199

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	877	67	67	42	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.71	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	828	1,286	1,546	1,582	28,173	13,694	9,778	3,255

 24  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	21	12	3	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.35	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	148	142	296	158	143	125	122	85

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	308	337	190	242	240	447	651	39

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	153	121	130	134	142	166	252	4

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	12	12	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	290	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	739	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,502	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,449	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.71	$1.27	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,612	1,941	2,771	3,058	40,570	25,462	13,265	3,408

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	497	493	548	612	805	895	542	1,471

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.70	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	42	75	83	91	108	44	33	1

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	47	40	36	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.65	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	479	462	556	657	3,436	5,567	3,208	2,769

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.60	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	332	260	553	512	239	225	177	17

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.60	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	167	207	200	201	46	25	46	22

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.79	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	158	37	57	57	39	40	24	13

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	116	52	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	104	47	13	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	847	1,314	1,875	1,695	1,227	1,284	354	74

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.78	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	645	646	751	720	677	524	327	1,503

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	194	94	112	107	133	96	39	13

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	20	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,567	1,404	1,593	1,698	17,103	10,945	7,332	2,824

 26  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.66	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,019	4,288	4,252	4,934	12,509	24,724	15,405	5,888

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,422	2,667	2,856	3,483	12,950	16,441	8,335	2,560

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	980	781	959	986	970	842	615	207

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,093	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.93	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,218	1,097	862	887	673	680	650	515

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	580	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14	$1.00
Accumulation unit value at end of period	$1.81	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,364	1,289	1,389	1,361	1,250	1,230	500

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,385	1,583	2,008	2,267	2,178	2,149	465

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	405	378	330	330	334	327	442	173

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	132	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.57	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	690	624	906	983	12,830	16,049	9,159	4,172

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	453	456	525	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.90	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	424	484	527	590	568	523	591	1,004

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.51	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	698	611	858	976	15,690	12,686	4,981	100

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	466	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,274	1,649	2,266	2,566	42,014	28,397	15,952	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.19	$1.07	$0.78	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.77	$1.37	$1.19	$1.19	$1.07	$0.78	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	381	343	324	315	206	99	65	1

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21	$1.00
Accumulation unit value at end of period	$1.97	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	704	827	920	1,037	951	939	946	314

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.24	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	761	715	780	754	6,451	7,885	2,724	1,376

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$2.03	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	261	308	366	325	258	307	239	985

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	204	284	394	403	8,659	7,536	5,181	1,550

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17	$1.00
Accumulation unit value at end of period	$1.70	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	224	203	175	141	98	92	121	95

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	538	580	606	640	710	754	331	49

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.60	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	944	904	1,019	1,049	1,088	1,224	1,142	437

 28  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.45	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4,677	4,369	4,659	5,313	39,107	28,992	21,361	4,287

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.80	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	316	340	364	427	499	478	505	93

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.44	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,122	2,816	2,795	2,528	23,718	23,226	15,404	5,362

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,639	14,124	13,318	4,063	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,537	32,697	38,062	38,056	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	56	57	50	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	148	58	13	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,549	2,925	3,019	2,940	33,459	10,749	8,367	3,500

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	60	39	21	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	32	28	21	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,027	12,696	11,924	2,392	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,394	38,206	42,300	29,947	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	32	35	22	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	103	92	24	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	20	14	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	65	67	21	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	9	1	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	11	3	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	25	29	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80,414	81,743	64,312	26,271	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258,461	267,004	260,157	274,743	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61,207	58,700	50,434	21,613	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125,022	140,113	157,906	171,003	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,601	21,652	15,493	6,340	—	—	—	—

 30  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,430	75,889	72,637	73,389	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	20	11	5	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	5	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	21	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	57	59	20	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.77	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	597	755	1,091	1,224	23,507	19,560	11,230	1,381

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	28	27	24	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	7	2	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	799	947	1,428	1,540	41,033	20,446	10,815	4,092

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	7	8	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	78	110	90	42	25	38	90	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	2	5	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.75	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,411	1,543	1,820	1,927	12,174	8,104	3,826	1,466

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,739	1,938	2,126	2,399	10,440	8,697	5,535	975

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.17	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	397	495	830	982	19,736	177	207	94

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.82	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	330	331	351	69	79	71	69	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$2.29	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	370	454	531	596	486	519	471	19

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 32  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	82	90	114	178	330	249	316	302	65	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Accumulation unit value at end of period	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,262	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121	5,022

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Accumulation unit value at end of period	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	1,516	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012	2,202

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.16	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—	—	—

American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73	$0.64
Accumulation unit value at end of period	$1.23	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	213	236	319	409	559	738	1,120	1,194	1,304	1,372

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90
Accumulation unit value at end of period	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	417	535	596	758	1,017	1,298	1,457	1,664	1,703	1,507

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	494	493	522	644	1,306	1,860	1,583	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	320	337	346	403	473	394	409	1,987	389	—

American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58	$1.39
Accumulation unit value at end of period	$2.60	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	196	204	249	363	421	753	1,491	1,739	1,751	1,713

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Accumulation unit value at end of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188	5,304

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	604	119	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88
Accumulation unit value at end of period	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	422	514	656	743	1,174	1,596	1,765	1,878	1,638	959

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	61	62	25	33	25	57	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Accumulation unit value at end of period	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	748	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	71	53	2	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04
Accumulation unit value at end of period	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,134	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130	8,287

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.07	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	245	200	78	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18
Accumulation unit value at end of period	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	5,767	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251	10,446

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.28	$1.14	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	15	11	8	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13
Accumulation unit value at end of period	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3,966	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648	8,024

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$0.95	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	121	113	28	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12
Accumulation unit value at end of period	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	809	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792	593

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.13	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	188	210	47	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34
Accumulation unit value at end of period	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,833	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648	3,777

 34  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	227	195	88	7	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11
Accumulation unit value at end of period	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2,053	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288	12,815

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,051	112	151	64	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,267	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067	1

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.20	$1.03	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	112	109	29	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66
Accumulation unit value at end of period	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	734	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785	1,364

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.38	$1.16	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46
Accumulation unit value at end of period	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	1,731	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017	3,588

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.42	$1.26	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70
Accumulation unit value at end of period	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2,316	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105	1,558

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	90	47	4	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,545	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,888	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,594	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130,609	51,139	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,687	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	376	557	751	959	1,003	1,019	1,770	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.07	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	13	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Accumulation unit value at end of period	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	301	384	437	488	854	698	907	1,092	1,256	1,359

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	23	9	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	607	611	695	927	1,532	2,373	2,137	2,846	247	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Accumulation unit value at end of period	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.37	$1.17	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	290	236	196	127	65	58	137	175	76	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.34	$1.15	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	27	29	16	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05
Accumulation unit value at end of period	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	400	493	515	560	661	922	1,550	1,998	2,289	2,188

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	240	130	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	182	143	17	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14
Accumulation unit value at end of period	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,485	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250	9,832

 36  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	563	798	1,106	1,310	1,351	1,404	789	1,558	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	65	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,266	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91	$0.87
Accumulation unit value at end of period	$1.55	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	513	607	732	836	1,350	1,847	2,885	3,369	3,780	3,892

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,907	2,217	2,621	3,376	4,356	5,347	7,618	9,099	9,746	8,735

Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45	$1.17
Accumulation unit value at end of period	$3.10	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	600	669	772	946	1,299	1,842	2,903	3,269	3,605	3,582

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Accumulation unit value at end of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285	8,137

Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90	$0.80
Accumulation unit value at end of period	$1.42	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	187	220	302	373	500	683	1,174	1,258	1,169	1,245

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05
Accumulation unit value at end of period	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	773	925	1,200	1,671	2,078	2,626	3,652	3,933	4,012	3,384

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50
Accumulation unit value at end of period	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	1,103	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194	5,320

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Accumulation unit value at end of period	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	703	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Accumulation unit value at end of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446	2,367

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48
Accumulation unit value at end of period	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	1,274	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580	5,065

Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40	$1.21
Accumulation unit value at end of period	$2.15	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	145	145	158	198	222	243	343	372	413	521

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79
Accumulation unit value at end of period	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1,232	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488	4,379

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196	194	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	783	968	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,395	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754	97

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	389	327	386	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	227	283	381	432	545	444	892	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	607	625	907	1,139	3,824	3,203	1,506	41	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	190	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140	160	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69
Accumulation unit value at end of period	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	366	382	383	511	600	621	929	977	995	735

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	—	—	—	—	—	—	—	—	—

 38  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46	$0.39
Accumulation unit value at end of period	$1.02	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	345	448	469	606	679	834	1,038	1,226	1,353	1,509

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37
Accumulation unit value at end of period	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	286	346	471	655	827	929	1,099	1,145	1,143	1,305

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	720	880	1,036	9,604	7,662	4,056	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65
Accumulation unit value at end of period	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	748	959	1,453	2,114	2,567	3,402	4,652	4,123	3,778	3,724

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56
Accumulation unit value at end of period	$1.04	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560	5,021

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75
Accumulation unit value at end of period	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	670	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667	4,463

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Accumulation unit value at end of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	357	396	538	570	1,775	2,665	1,324	1,445	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	402	557	566	605	622	495	1,082	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	392	360	381	2,376	2,572	1,809	1,600	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.14	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.25	$1.14	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	13	8	1	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096	84

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	390	423	470	646	732	760	1,153	883	417	22

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	24	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91
Accumulation unit value at end of period	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	284	270	327	391	461	620	784	900	883	817

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00
Accumulation unit value at end of period	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	142	213	294	372	594	868	1,505	1,655	2,044	2,305

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	170	233	267	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82	$1.62
Accumulation unit value at end of period	$3.14	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	172	185	215	261	307	423	692	780	875	985

Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85	$1.56
Accumulation unit value at end of period	$2.39	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	350	389	441	542	660	961	1,491	1,667	1,838	1,839

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,752	5,624	4,473	976	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,108	3,343	4,764	4,986	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	139	84	10	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.34	$1.19	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	29	27	8	—	—	—	—	—	—

 40  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.11	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	137	104	14	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,189	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131	218

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.24	$1.03	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	75	81	39	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.44	$1.21	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	55	62	38	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,716	11,338	9,044	2,797	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,697	7,346	7,664	5,748	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.09	$0.94	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	68	67	39	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	186	185	21	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.24	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.32	$1.20	$1.24	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	80	77	34	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.07	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	24	33	13	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	52	29	15	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.38	$1.20	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	44	37	13	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.14	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	59	60	30	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,636	91,080	71,003	23,480	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,321	44,359	49,913	58,524	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,965	35,294	32,460	7,790	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,868	20,553	23,909	29,598	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,235	28,147	23,560	7,958	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,588	16,222	16,640	20,699	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.38	$1.07	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	80	76	23	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.35	$1.20	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	122	94	6	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.37	$1.22	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	8	8	2	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.40	$1.27	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	25	19	4	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.31	$1.16	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	19	12	1	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Accumulation unit value at end of period	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	840	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724	3,930

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	37	17	1	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.01	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	10	10	2	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

 42  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	53	54	6	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	420	560	711	9,462	5,838	3,261	3,580	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.32	$1.14	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	44	45	13	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	33	19	34	38	79	68	147	142	161	42

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	109	97	16	—	—	—	—	—	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79
Accumulation unit value at end of period	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,851	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190	5,277

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32
Accumulation unit value at end of period	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	2,273	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377	8,711

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Accumulation unit value at end of period	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	360	391	510	671	1,069	1,473	2,175	2,018	1,925	2,001

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	459	503	575	673	3,967	460	658	813	645	40

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Accumulation unit value at end of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	600	724	965	677	792	896	1,001	1,175	1,240	1,207

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Accumulation unit value at end of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	373	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  43

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	29	26	74	39	61	150	25	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37	$1.24
Accumulation unit value at end of period	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	108	142	187	234	286	374	658	767	893	671

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80	$1.45
Accumulation unit value at end of period	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	335	453	551	621	1,087	1,769	1,761	1,895	1,469	792

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37	$1.21
Accumulation unit value at end of period	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	55	57	58	109	87	116	159	238	287	242

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	55	51	49	366	768	1,102	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	83	87	117	111	112	136	159	1,283	301	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42	$1.26
Accumulation unit value at end of period	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	293	327	438	431	472	658	1,255	1,765	1,974	888

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	25	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21	$1.13
Accumulation unit value at end of period	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	22	23	21	21	23	33	36	74	181	192

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	1	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25	$1.15
Accumulation unit value at end of period	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	141	147	141	163	232	172	552	222	183	82

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$0.99
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	506	450	410	669	1,148	2,741	1,930	1,762	1,751	2,006

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 44  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09	$1.05
Accumulation unit value at end of period	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,358	2,142	2,332	2,593	8,566	8,752	9,526	8,383	3,535	1,139

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63	$1.39
Accumulation unit value at end of period	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	689	860	1,013	1,241	3,694	3,962	4,062	4,317	2,866	1,676

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72	$1.40
Accumulation unit value at end of period	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	134	149	157	170	381	809	593	539	605	83

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27	$1.16
Accumulation unit value at end of period	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	335	453	467	596	2,208	2,482	3,061	2,526	1,503	737

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41	$1.28
Accumulation unit value at end of period	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	285	400	461	557	724	821	1,358	1,921	2,181	1,934

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	186	223	240	303	2,818	1,894	2,076	2,349	446	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44	$1.24
Accumulation unit value at end of period	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	75	74	94	114	151	168	334	354	322	126

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21	$1.13
Accumulation unit value at end of period	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	179	212	256	349	428	472	759	973	1,167	595

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24	$1.18
Accumulation unit value at end of period	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	349	442	493	611	760	954	1,243	1,440	1,293	138

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  45

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	602	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	424	493	603	4,485	3,709	2,790	2,140	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	93	119	151	169	214	178	960	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29	$1.19
Accumulation unit value at end of period	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	26	39	45	55	75	104	146	210	346	387

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	63	104	126	156	355	751	813	1,468	52	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31	$1.20
Accumulation unit value at end of period	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	158	177	229	276	300	419	885	1,065	1,178	842

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	63	55	68	40	21	10	29	43	10	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68	$1.43
Accumulation unit value at end of period	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	62	64	82	114	100	136	170	325	350	369

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00	$1.01
Accumulation unit value at end of period	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	219	445	615	786	804	972	1,041	1,265	1,585	1,420

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	97	141	186	215	281	235	1,052	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	387	402	392	1,993	1,888	2,239	2,644	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	551	697	886	977	1,847	3,810	3,538	3,713	—	—

 46  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23	$1.18
Accumulation unit value at end of period	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	544	581	696	907	1,024	1,260	1,786	2,167	2,418	1,811

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69	$1.37
Accumulation unit value at end of period	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	439	516	620	744	1,337	2,138	2,477	3,028	2,674	1,897

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50	$1.34
Accumulation unit value at end of period	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	126	125	133	167	185	268	420	513	557	419

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78	$1.37
Accumulation unit value at end of period	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	186	278	291	319	337	391	524	800	981	673

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60	$1.31
Accumulation unit value at end of period	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	125	191	209	243	296	356	512	911	737	370

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37	$1.23
Accumulation unit value at end of period	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	527	565	613	747	793	1,046	1,559	1,733	1,384	1,109

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55	$1.25
Accumulation unit value at end of period	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	308	361	424	555	653	869	1,520	2,091	2,234	965

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38	$1.21
Accumulation unit value at end of period	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	196	242	285	361	468	610	883	1,109	1,210	276

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	393	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	385	517	607	728	1,930	2,880	3,061	3,791	2,436	44

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	33	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	10	13	10	26	36	42	540	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	57	53	68	68	1,308	1,425	831	9	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37	$1.32
Accumulation unit value at end of period	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	28	39	48	51	60	82	92	103	165	34

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34	$1.34
Accumulation unit value at end of period	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6	6	10	16	12	10	11	24	21	20

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	119	137	160	3,858	3,505	2,828	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54	$1.31
Accumulation unit value at end of period	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	13	21	36	61	70	83	193	206	200	197

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22	$1.13
Accumulation unit value at end of period	$2.07	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	85	107	131	155	235	285	304	340	345	195

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32	$1.26
Accumulation unit value at end of period	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	30	37	38	57	72	110	127	178	246	249

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72	$1.34
Accumulation unit value at end of period	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	87	106	120	150	209	307	355	578	450	130

 48  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	66	76	77	644	962	485	846	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	60	80	106	106	114	140	648	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	39	43	43	878	1,086	1,105	1,042	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	153	277	298	401	544	664	841	790	465	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	989	1,150	1,584	2,113	5,661	5,965	6,507	4,804	2,295	2

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	52	63	66	62	80	99	173	85	82	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	864	1,005	1,097	987	2,912	3,613	3,179	3,380	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18	$1.11
Accumulation unit value at end of period	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	82	85	100	127	164	228	287	405	586	510

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45	$1.26
Accumulation unit value at end of period	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	51	65	107	127	148	180	244	229	273	270

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	19	21	23	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	278	135	136	136	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,016	1,759	2,093	2,614	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  49

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	511	768	844	1,006	4,005	2,228	2,807	3,435	1,777	71

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	415	496	210	72	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,161	2,287	2,298	2,129	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,009	1,585	1,291	885	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,524	19,082	21,360	25,524	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,257	1,065	938	452	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,153	6,747	7,546	9,298	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	633	482	320	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,982	2,762	3,824	4,744	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62	$1.36
Accumulation unit value at end of period	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	152	194	216	280	1,523	1,763	1,674	1,021	937	460

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	121	141	144	3,933	2,731	2,168	2,674	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	28	27	26	33	47	59	63	54	—

 50  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94	$1.51
Accumulation unit value at end of period	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	206	274	305	394	835	926	1,054	1,256	1,045	444

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65	$1.41
Accumulation unit value at end of period	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	411	480	576	720	1,292	1,638	2,304	2,492	2,374	1,263

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26	$1.17
Accumulation unit value at end of period	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	98	125	127	158	186	269	357	386	401	401

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	112	127	145	159	1,551	187	332	522	458	17

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49	$1.27
Accumulation unit value at end of period	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	97	114	141	69	79	43	49	76	145	157

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52	$1.35
Accumulation unit value at end of period	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	38	61	84	94	110	100	135	185	144	141

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  51

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.40	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	311	292	322	417	481	448	427	206

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.54	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	264	165	201	204	142	214	341	89

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	562	675	742	902	3,880	9,526	4,614	1,363

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	41	42	50	51	162	83	19	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	464	481	549	564	1,999	2,749	2,838	36

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	504	461	427	374	387	395	328	1,063

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	761	786	848	926	806	641	639	116

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	478	159	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	175	147	149	199	197	122	81	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	182	144	126	179	202	143	120	50

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	86	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,390	2,463	2,275	2,126	4,847	7,111	2,189	741

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 52  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	76	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,752	2,455	2,407	2,611	32,675	28,147	22,505	6,141

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	9	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,354	1,409	1,783	2,158	22,373	17,748	9,218	3,454

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	36	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.50	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	704	733	1,038	1,415	3,281	5,505	2,399	586

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	734	804	814	1,014	10,507	9,050	7,401	1,654

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	19	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.72	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	423	450	485	601	655	594	810	147

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	476	9	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.69	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,224	1,264	1,054	1,295	13,576	6,841	5,168	2,188

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	208	201	222	214	243	212	172	100

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	30	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	98	101	123	173	186	299	542	128

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	143	150	176	69	75	129	221	39

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	69	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,083	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,351	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98,347	63,295	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.69	$1.26	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	890	975	1,157	1,460	18,438	12,132	6,507	1,903

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.29	$1.08	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	228	269	302	324	495	518	369	815

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	18	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.68	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	59	53	108	148	127	51	32	7

 54  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	375	370	430	521	1,657	2,910	1,939	1,742

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.57	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	262	260	166	121	125	161	68	52

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.58	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	53	40	31	31	30	7	5	4

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.77	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	100	84	83	87	73	79	30	21

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	20	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	465	700	753	801	439	609	266	23

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.77	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	202	241	359	427	401	319	140	830

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	71	60	68	74	101	116	95	35

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	32	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,636	1,460	1,217	1,533	8,837	5,960	4,192	1,837

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,357	1,981	2,111	2,378	5,672	11,948	7,839	3,236

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.81	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,665	1,557	1,438	1,941	5,798	7,633	3,844	1,122

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	254	265	306	334	293	596	484	191

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.92	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	546	482	508	445	475	459	527	313

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	515	539	558	667	686	632	593	209

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	754	789	949	1,071	1,072	979	948	338

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	225	212	236	290	177	178	186	162

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	116	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	317	329	372	431	5,748	7,463	4,403	2,278

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	276	369	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	468	446	453	552	543	492	374	542

 56  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.49	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	417	456	534	621	7,178	6,034	2,512	33

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	264	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	614	758	925	1,073	18,832	13,405	7,803	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.18	$1.07	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.74	$1.36	$1.17	$1.18	$1.07	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	300	224	225	243	129	57	35	28

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.94	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	569	661	782	921	1,049	962	770	261

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.22	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	291	246	297	229	2,721	3,633	1,315	858

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$2.00	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	195	216	156	186	202	302	238	524

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	123	183	176	216	3,810	3,541	2,575	863

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.68	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	121	142	147	151	148	125	112	67

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	368	371	387	390	529	435	337	5

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.57	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	487	522	678	636	666	666	599	178

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  57

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,310	2,428	2,631	3,037	19,339	15,020	11,993	2,853

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.78	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	192	199	218	251	312	257	311	105

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,491	1,630	1,530	1,232	10,833	11,520	7,960	3,210

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,085	1,001	887	563	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,551	12,253	14,095	14,269	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	662	1,287	1,413	1,619	16,556	6,176	4,750	2,249

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 58  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,923	3,754	1,870	1,217	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,064	23,028	27,822	20,457	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	8	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	9	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	4	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,525	16,779	12,779	7,816	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117,715	121,348	121,489	131,296	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,255	5,501	4,493	2,399	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,803	54,213	59,742	63,511	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,945	7,553	5,429	3,701	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  59

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,067	37,210	36,289	38,937	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	17	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	23	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	7	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.74	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	201	252	370	429	10,344	9,166	5,574	673

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	4	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	10	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	359	398	508	719	18,154	9,698	5,374	2,318

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	65	68	106	96	58	26	9	2

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	4	—	—	—	—	—	—

 60  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	734	800	878	975	5,489	3,842	2,033	855

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	843	927	1,071	1,249	4,677	4,142	2,742	456

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	321	350	421	491	9,217	106	99	75

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.79	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	338	332	386	125	149	151	119	67

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.26	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	315	319	373	430	492	382	415	96

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  61

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.39	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	27	60	68	68	94	38	27	75

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	19	25	29	26	18	18	3

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	251	246	313	393	2,285	5,775	2,393	479

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	36	29	14	5	6	9	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	62	84	92	109	929	1,551	1,546	4

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.74	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	14	9	21	17	35	71	538

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	121	109	204	245	242	187	148	19

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	59	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	81	72	49	36	31	34	31	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	17	190	170	149	136	—	4	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	245	489	478	448	852	1,141	752	76

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—

 62  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	301	368	424	566	24,086	18,611	12,855	2,798

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	58	61	3	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.38	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	232	261	330	462	14,862	10,314	4,662	1,337

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	26	27	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.49	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	236	299	269	254	1,676	3,290	1,248	248

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	11	10	5	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	78	106	117	164	7,610	5,845	4,237	761

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	6	6	4	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	74	120	122	141	139	79	72	44

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.68	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	69	77	92	136	9,699	4,459	3,104	984

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.32	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	49	46	46	39	30	4	2	2

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	21	19	27	27	13	13	11	8

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	15	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	2	2	1	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	792	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,848	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,553	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,622	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.68	$1.25	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	238	247	272	374	12,618	7,408	3,779	897

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.28	$1.08	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	166	156	172	133	121	128	42	370

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10	17	12	17	20	15	37	—

 64  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	99	89	118	177	730	1,547	897	754

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	114	61	92	226	135	152	11	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	5	6	4	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	24	26	28	15	10	8	8	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	2	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.76	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	13	9	29	30	15	43	—	1

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	1	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	34	114	360	381	313	306	171	5

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.76	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	99	123	106	112	147	92	58	407

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	44	27	24	16	28	45	26	11

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	8	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	294	279	271	253	6,229	3,797	2,367	806

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	839	754	871	800	3,018	6,996	4,358	1,504

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	433	395	436	448	3,101	4,524	1,951	507

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	67	93	102	118	119	92	99	21

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.91	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	53	54	49	45	26	36	19	4

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	110	104	104	90	90	131	158	47

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	186	210	240	360	309	430	425	170

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	72	53	43	47	53	54	55	15

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.54	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	93	107	124	146	4,048	4,844	2,697	1,129

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	43	32	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.86	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	40	22	17	23	34	45	7	256

 66  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.48	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	50	66	79	99	4,814	3,794	1,454	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	2	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	73	89	101	130	13,024	8,449	4,753	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.74	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	19	26	28	33	30	40	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.94	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	110	89	77	101	120	68	59	4

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.22	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	35	43	53	58	1,797	2,196	755	378

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.99	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	54	63	60	57	102	89	82	259

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	37	44	37	48	2,555	2,223	1,578	427

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	46	39	40	41	43	56	42	42

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	10	17	25	5	9	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.57	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	120	110	125	140	139	112	83	41

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  67

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	564	605	754	958	13,334	9,251	6,631	1,314

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.77	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18	5	3	6	18	12	12	5

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	576	634	500	438	7,502	7,589	4,910	1,615

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	7	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,582	2,346	3,422	1,451	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,827	5,904	7,303	8,181	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	8	7	3	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	90	105	113	124	11,712	3,538	2,678	1,052

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	16	17	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—

 68  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,852	5,439	4,427	3,563	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,001	14,186	14,112	15,521	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	4	4	2	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	7	6	3	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	33	32	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,673	25,365	16,923	8,826	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67,034	78,374	87,650	103,350	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,513	9,954	11,530	5,922	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,949	27,028	34,961	38,253	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,455	5,102	4,813	1,965	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  69

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,412	22,423	26,042	29,932	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	14	14	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	52	58	124	162	7,218	5,901	3,393	346

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	3	3	1	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	49	51	81	115	12,560	6,269	3,313	1,143

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	46	47	2	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	20	10	10	10	19	9	1	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—	—

 70  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	167	188	222	298	3,426	2,133	931	343

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.79	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	229	279	303	331	2,615	2,103	1,304	132

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	51	50	53	54	6,603	10	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.78	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	32	33	39	20	37	9	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.25	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	155	142	142	118	111	62	74	5

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  71

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	141	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	56	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 72  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,034	4,449

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  73

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 74  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	140	106

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  75

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	108	280

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	237	133

 76  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,259	1,113

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.00
Accumulation unit value at end of period	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.00
Accumulation unit value at end of period	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.00
Accumulation unit value at end of period	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  77

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 78  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	6	16	41	31	31	25	26	87	18	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36	$1.24
Accumulation unit value at end of period	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	115	142	193	264	312	351	534	623	698	566

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79	$1.45
Accumulation unit value at end of period	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	222	276	309	382	603	1,147	1,421	1,520	1,016	393

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.32	$1.15	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	8	4	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35	$1.19
Accumulation unit value at end of period	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	16	16	26	30	90	217	269	158	185	132

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	69	75	106	222	398	560	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	42	53	62	135	129	118	42	664	109	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26
Accumulation unit value at end of period	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	231	274	350	375	414	569	1,164	1,347	1,479	981

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	17	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20	$1.12
Accumulation unit value at end of period	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	23	15	100	103	306	291	288	144	101

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	6	—	1	1	1	1	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15
Accumulation unit value at end of period	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	268	244	219	257	300	162	485	198	150	125

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	45	830	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	360	450	467	644	1,286	3,444	2,303	1,986	1,666	1,123

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	85	75	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09	$1.05
Accumulation unit value at end of period	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,358	1,721	1,921	2,480	5,619	6,022	6,003	5,478	2,694	1,596

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.27	$1.13	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	173	36	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62	$1.39
Accumulation unit value at end of period	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	477	625	830	1,087	2,423	2,867	3,181	3,601	2,375	1,384

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$0.95	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	21	19	4	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72	$1.40
Accumulation unit value at end of period	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	77	89	139	159	327	536	403	381	339	128

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	54	53	4	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26	$1.16
Accumulation unit value at end of period	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	536	610	711	809	1,674	2,093	2,465	2,116	1,478	737

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	126	20	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40	$1.27
Accumulation unit value at end of period	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	173	185	236	412	500	818	1,579	2,004	2,130	1,810

 80  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	99	36	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	251	252	264	285	1,691	1,098	1,103	1,257	283	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.03	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	1	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44	$1.24
Accumulation unit value at end of period	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	68	77	81	62	86	127	200	243	237	85

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.37	$1.15	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21	$1.13
Accumulation unit value at end of period	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	72	77	117	159	184	279	440	531	660	196

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.41	$1.25	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24	$1.18
Accumulation unit value at end of period	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	297	361	412	483	518	602	779	865	862	62

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.02	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	44	45	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,296	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,090	4,492	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	310	364	409	2,370	2,024	1,539	1,164	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	68	102	183	189	279	232	549	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  81

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.06	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28	$1.19
Accumulation unit value at end of period	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	7	11	16	27	62	43	57	59	77	52

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.14	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	7	7	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00	—
Accumulation unit value at end of period	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	41	51	69	119	225	454	618	1,132	111	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20
Accumulation unit value at end of period	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	266	291	223	246	322	417	691	735	940	788

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.36	$1.17	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	8	10	16	18	5	14	29	15	2

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.33	$1.15	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67	$1.43
Accumulation unit value at end of period	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	49	46	51	65	63	92	224	337	453	415

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	17	17	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	129	140	226	327	482	738	720	991	1,237	1,102

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	118	137	134	161	167	44	479	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	87	—	—	—	—	—	—	—	—

 82  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	535	455	389	453	1,260	1,127	1,335	1,077	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	775	787	904	1,007	1,393	2,566	2,154	2,206	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23	$1.18
Accumulation unit value at end of period	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	312	360	419	532	722	976	1,343	1,937	2,066	1,461

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36
Accumulation unit value at end of period	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	294	328	423	559	964	1,496	1,756	2,082	1,937	1,292

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49	$1.33
Accumulation unit value at end of period	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	99	113	120	170	204	286	425	456	397	294

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77	$1.36
Accumulation unit value at end of period	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	168	172	167	180	224	340	514	653	812	732

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30
Accumulation unit value at end of period	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	118	101	115	128	170	208	507	672	451	208

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23
Accumulation unit value at end of period	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	341	354	350	429	484	629	956	1,045	825	780

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55	$1.24
Accumulation unit value at end of period	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	261	289	325	408	473	646	1,282	1,607	1,641	806

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37	$1.21
Accumulation unit value at end of period	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	144	182	215	302	330	472	629	670	764	137

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	369	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  83

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	456	567	739	831	1,461	2,030	2,124	2,626	1,753	11

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.07	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	21	14	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	9	10	9	16	28	38	300	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	118	116	131	160	697	765	403	4	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	19	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36	$1.32
Accumulation unit value at end of period	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	30	35	44	63	41	55	58	66	121	17

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33	$1.34
Accumulation unit value at end of period	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1	1	18	23	23	23	33	27	31	22

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	86	158	190	2,089	1,885	1,445	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52	$1.30
Accumulation unit value at end of period	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	5	26	71	80	87	101	164	112	82	71

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21	$1.12
Accumulation unit value at end of period	$2.02	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	15	20	32	82	99	95	193	311	340	193

 84  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32	$1.25
Accumulation unit value at end of period	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	10	11	25	66	53	85	180	243	288	231

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37
Accumulation unit value at end of period	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	101	104	79	96	138	206	303	338	298	160

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	51	61	65	349	540	236	443	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	77	111	137	173	146	78	353	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	58	69	68	498	604	584	558	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.24	$1.14	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	$1.00
Accumulation unit value at end of period	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	252	286	282	309	380	448	554	612	479	2

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,148	1,312	1,442	1,891	3,833	4,296	4,132	3,060	1,589	20

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	$1.00
Accumulation unit value at end of period	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	38	29	33	52	84	158	355	385	192	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	951	1,025	819	1,698	2,046	1,725	1,792	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18	$1.11
Accumulation unit value at end of period	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	26	25	44	62	66	62	93	177	190	144

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45	$1.26
Accumulation unit value at end of period	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1	8	19	18	33	42	92	102	135	136

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	5	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  85

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,212	2,982	2,410	1,164	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	743	864	950	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	14	15	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.33	$1.18	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	7	6	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	49	48	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	582	715	861	1,085	2,677	1,805	1,833	2,120	1,111	5

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.24	$1.03	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	291	181	12	4	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.43	$1.21	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	19	4	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,489	8,176	7,853	2,274	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,297	1,676	1,494	1,943	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.08	$0.94	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	131	62	—	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 86  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.24	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.32	$1.19	$1.24	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	12	12	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.07	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	34	35	1	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	175	36	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.37	$1.20	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	56	11	4	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	18	17	1	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60,672	58,390	50,042	13,452	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,607	8,796	9,432	12,524	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,477	19,894	17,556	3,559	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,989	3,370	4,378	5,751	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,307	18,797	14,985	5,337	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,068	2,294	2,834	3,115	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.07	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.37	$1.07	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	10	10	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.35	$1.20	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	9	10	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.36	$1.21	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	5	4	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.39	$1.27	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	42	4	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  87

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.30	$1.16	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	51	10	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61	$1.36
Accumulation unit value at end of period	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	160	198	240	276	923	1,068	982	774	738	348

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	15	14	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.01	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	—	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.21	$1.11	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	13	14	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	124	174	199	2,082	1,501	1,117	1,336	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.13	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	73	19	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04	$1.00
Accumulation unit value at end of period	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	5	7	9	8	10	12	20	16	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$1.01	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	33	33	—	—	—	—	—	—	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93	$1.50
Accumulation unit value at end of period	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	135	156	217	284	555	648	846	949	906	460

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64	$1.41
Accumulation unit value at end of period	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	281	388	478	609	958	1,256	1,812	1,951	1,792	1,263

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25	$1.15
Accumulation unit value at end of period	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	32	42	38	40	83	93	127	200	282	265

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	43	49	63	88	839	119	201	226	211	16

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27
Accumulation unit value at end of period	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	41	48	54	34	35	39	42	48	155	153

 88  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34
Accumulation unit value at end of period	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	37	65	92	146	172	147	127	116	136	124

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  89

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	22	24	17	15	5	1	1	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23	$1.00	—	—
Accumulation unit value at end of period	$0.88	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	75	84	97	156	215	112	24	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	5	—	—	1	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.82	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	8	4	6	16	43	29	—	—	—

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	5	4	4	—	2	1	9	—	—

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	15	16	19	20	15	27	20	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	4	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74	$1.54	$1.50	$1.39
Accumulation unit value at end of period	$2.26	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74	$1.54	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	2,433	2,592	2,960	3,205	3,847	5,126	7,741	10,786	14,558	16,992

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	31	35	35	39	24	19	6	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24	$1.20	$1.19	$1.19
Accumulation unit value at end of period	$1.22	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2,269	3,012	3,383	1,338	2,245	3,839	4,580	3,891	3,784	5,704

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	89	53	56	112	347	197	83	—	—

 90  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41	$1.37	$1.36	$1.32
Accumulation unit value at end of period	$1.77	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41	$1.37	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	2,598	3,162	3,528	4,544	5,294	6,326	7,756	10,286	13,966	15,219

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	76	69	106	588	645	483	96	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.59	$1.38	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.11	$1.68	$1.49	$1.59	$1.38	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,559	3,806	4,576	5,685	6,823	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	53	56	69	313	252	113	37	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.99	$1.67	$2.14	$1.81	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.99	$1.67	$2.14	$1.81	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,921	2,178	2,534	3,246	3,748	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	40	38	34	51	66	23	5	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48	$1.40	$1.49	$1.37
Accumulation unit value at end of period	$1.77	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48	$1.40	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	719	810	925	1,254	1,443	2,071	2,644	3,492	5,854	5,748

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	16	14	24	183	176	129	28	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48	$1.35	$1.32	$1.20
Accumulation unit value at end of period	$2.35	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	1,654	1,854	1,955	2,355	2,822	3,431	5,472	8,612	13,042	16,475

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	8	14	6	4	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  91

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	33	59	54	233	124	73	30	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06	$0.91
Accumulation unit value at end of period	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,334	2,618	3,038	3,846	4,729	6,192	9,052	12,088	14,290	14,277

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	—	4	1	4	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	4	5	4	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51	$1.33	$1.27	$1.21
Accumulation unit value at end of period	$1.92	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51	$1.33	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	6,103	6,716	7,542	9,049	10,716	13,693	19,407	28,231	7,629	8,094

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	4	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.24	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	9	10	20	234	157	78	21	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.07	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	7	9	9	12	16	9	10	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,852	2,018	2,215	2,528	3,002	3,675	5,047	6,418	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	4	4	3	2	3	2	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	6	8	23	30	20	11	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—	—	—	—	4	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	12	10	3	4	—	—	—	—

 92  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	17	8	15	5	1	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.75	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	26	21	18	5	6	9	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	2	2	2	1	3	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	134	107	107	233	236	268	107	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	81	70	75	112	163	102	42	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	74	74	72	130	141	72	13	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	18	14	12	8	9	7	—	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	8	10	10	8	11	7	1	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	6	8	8	22	23	19	2	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	78	92	87	77	68	53	8	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	76	72	43	32	8	8	1	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  93

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	8	75	91	46	15	—	—

Invesco V.I. Core Equity Fund, Series I Shares (10/08/1996)
Accumulation unit value at beginning of period	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83	$1.59	$1.53	$1.42
Accumulation unit value at end of period	$2.62	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83	$1.59	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	3,440	3,738	4,290	5,251	6,436	8,124	11,316	15,911	22,011	27,583

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.91	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$0.91	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	8	5	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	2	1	3	3	8	—	4	—	—

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	28	35	39	120	90	34	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	12	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	21	27	246	175	81	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.72	$1.34	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	7	10	9	3	6	—	—	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	10	11	14	20	18	13	2	—	—

 94  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	12	11	12	36	48	21	11	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.97	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	11	9	10	9	3	7	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	5	5	6	41	36	28	9	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	—	—	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	19	19	19	18	12	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	15	12	10	8	6	6	1	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	71	70	95	364	337	224	43	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	1	2	3	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	106	102	103	163	209	132	51	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IA Shares (10/08/1996)
Accumulation unit value at beginning of period	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36	$1.27	$1.16	$1.06
Accumulation unit value at end of period	$1.96	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,119	3,409	3,746	4,233	5,013	6,554	8,906	12,653	17,270	22,122

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	14	15	8	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	71	66	67	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  95

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	4	4	15	262	120	98	38	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	63	69	100	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	401	581	551	1,009	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	120	215	153	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	953	1,056	1,280	1,312	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	161	123	8	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	450	428	418	596	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	146	121	71	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	324	435	397	362	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	8	121	106	56	5	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	9	199	125	61	26	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	4	4	1	5	1	—	—	—

 96  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	18	25	84	56	24	6	—	—

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	29	33	37	84	69	40	2	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.14	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	7	129	3	2	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	10	12	5	6	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00	—	—
Accumulation unit value at end of period	$2.22	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	47	53	53	51	36	24	7	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  97

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.37	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	7	21	23	36	25	25	58

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	73	75	75	87	83	71	66	7

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.87	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	189	249	322	377	1,394	3,694	1,875	431

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	15	2	14	—	—	—	19	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.81	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	74	84	94	125	515	941	1,057	19

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11	13	14	14	13	—	7	393

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	150	196	127	159	155	130	142	76

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	32	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	7	4	2	8	13	11	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	61	47	72	77	104	8	87	12

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	15	7	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	160	208	385	634	993	1,812	1,238	385

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—

 98  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212	226	34	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.29	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	704	754	744	841	13,045	12,148	9,119	2,248

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	26	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	261	304	476	573	7,761	6,252	3,315	1,118

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.47	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	99	105	144	145	830	1,826	817	193

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	52	15	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	249	281	290	307	4,144	3,815	2,993	611

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	30	24	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	169	181	170	216	150	116	178	40

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	535	39	9	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.66	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	134	137	152	167	5,045	2,619	2,072	761

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  99

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	28	17	26	30	68	27	46	21

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	5	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.47	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18	18	41	50	39	38	38	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	3	2	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	60	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,091	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,452	23,935	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.65	$1.24	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	156	165	187	204	6,307	4,260	2,481	656

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	34	46	75	91	101	89	65	275

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.65	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	26	—	3	2

 100  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	74	66	123	174	488	947	692	591

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	59	64	46	46	39	32	10	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.73	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	18	30	33	24	11	8	2	8

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	51	36	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	6	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	76	151	143	271	336	280	34	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.75	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	83	95	121	121	139	85	35	298

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	26	26	26	24	18	26	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	31	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	386	385	496	454	3,520	2,517	1,854	700

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  101

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	663	729	752	865	1,975	4,301	3,188	1,284

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	318	313	312	385	1,768	2,783	1,386	338

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	61	59	60	76	101	78	75	36

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	85	90	94	101	119	91	89	10

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.75	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	76	63	47	72	67	45	48	16

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.37	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	328	316	297	417	430	422	426	101

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	8	14	13	34	60	65	73	55

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.51	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	109	154	155	153	2,128	2,873	1,873	832

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	25	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.84	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	50	61	58	50	47	45	26	206

 102  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.46	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	79	96	119	122	2,490	2,222	952	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	8	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	111	120	151	187	6,597	4,924	3,189	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.71	$1.33	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	36	31	44	46	32	10	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20	$1.00
Accumulation unit value at end of period	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	122	122	105	80	86	97	61	29

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.20	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	44	46	53	72	934	1,282	484	279

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.96	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	19	24	23	20	36	24	9	202

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18	$1.00
Accumulation unit value at end of period	$1.20	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	45	36	48	55	1,316	1,317	1,079	345

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	1	1	2	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.54	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	46	74	60	76	61	65	68	18

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  103

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,174	1,287	1,382	1,598	8,043	6,568	5,113	892

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.75	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	22	24	27	29	40	43	48	17

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	508	587	511	469	3,861	4,557	3,298	1,204

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	66	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	948	320	616	622	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,166	3,876	4,832	5,400	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	32	5	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	19	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	297	322	356	357	6,263	2,357	1,866	868

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	10	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	21	—	—	—	—	—	—

 104  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,318	2,281	840	730	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,784	7,781	7,531	9,790	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	13	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	99	5	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	4	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,770	6,617	4,588	2,283	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,786	34,926	39,214	48,051	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,562	2,646	2,032	1,190	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,405	11,775	14,831	15,140	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,760	4,838	2,313	1,420	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  105

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,909	13,057	14,186	15,285	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	23	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	9	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.71	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	93	122	148	173	3,652	3,422	2,314	279

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	6	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	41	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	106	115	147	147	6,336	3,670	2,212	859

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	19	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.70	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	15	15	16	17	4	4	4	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	49	—	—	—	—	—	—

 106  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.69	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	208	225	264	316	1,829	1,311	679	272

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	195	215	236	290	1,460	1,339	954	103

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$1.13	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	49	57	79	75	3,390	7	13	9

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	26	35	42	7	2	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.22	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	10	12	29	46	40	39	16

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  107

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	25	14	17	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12	25	44	37

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	6	2	1	7

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	5	13	17

 108  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10	2	6	11

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	2	6	6

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	5	13	13

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	627	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,851	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,206	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  109

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	27	1	1	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	8	10	3

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	37	1	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	6	1	—	4

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 110  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	1	1	2

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	1	1	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	97	68	60	21

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  111

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	2

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	2

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	206	302	237	56

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	5	13	17

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	5	13	13

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,016	781	380	15

 112  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	432	140	168	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	576	339	410	188

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	66	29	45	44

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	13	1	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  113

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 114  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	7

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	7

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  115

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	92	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,008	555

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 116  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.39	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  117

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 118  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	205	205

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  119

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	622	117

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	4

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 120  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  121

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.36	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	3	2	2	1	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	15	19	24	28	37	5	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.86	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	13	32	39	104	366	187	43

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.79	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17	19	22	21	38	104	107	—

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	2	—	2	3	17

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	49	57	19	21	14	18	30	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	7	1	1	1	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	69	30	19	21	34	14	51	9

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	41	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	56	151	238	436	708	1,186	1,071	287

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 122  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	243	301	256	276	1,606	1,847	1,476	221

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.35	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	15	18	33	43	589	591	310	75

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.45	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	28	27	44	39	75	168	60	9

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	81	89	115	131	546	561	415	58

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.67	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	12	25	35	26	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.64	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	24	25	34	32	466	272	219	75

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  123

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	3	4	8

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.45	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.45	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	832	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.64	$1.22	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	16	21	34	32	493	404	226	89

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	2	9	9	12	15	11	19

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.63	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	1	1	2	—

 124  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.58	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	6	13	13	34	71	53	24

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11	2	1	1	6	1	21	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.53	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	10	11	—	1	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	1	—	2	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	65	89	91	154	122	81	48	13

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99	$1.00
Accumulation unit value at end of period	$0.74	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	17	17	18	10	15	9	7	21

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	—	1	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	182	162	186	189	520	530	400	285

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  125

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	60	43	59	59	126	349	300	79

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	34	38	73	80	195	322	117	32

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.27	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	13	15	18	27	32	35	10	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.89	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4	4	14	14	12	13	22	2

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	44	57	17	23	30	37	23	16

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	20	38	43	50	71	85	2

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	1	34	39	37	38	5	2

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	2	10	22	188	262	187	93

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	5	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.81	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	3	5	2	1	7

 126  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	6	9	72	74	260	254	97	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	74	76	574	502	276	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.16	$1.05	$0.77	$1.23	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.32	$1.15	$1.16	$1.05	$0.77	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9	2	3	1	5	3	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	42	15	37	45	48	57	28	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25	$1.00
Accumulation unit value at end of period	$1.19	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	6	4	6	5	60	101	57	22

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	—	1	1	2	2	5	12

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	12	2	4	3	84	95	91	19

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	2	1	1	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	4	30	32	41	48	16	23

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  127

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	172	203	311	347	1,011	997	672	103

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	161	205	133	87	345	557	401	106

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,086	2,258	2,243	42	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	64	64	64	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.21	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	19	19	43	671	343	300	83

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 128  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,508	6,544	5,782	4,585	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,213	2,592	2,613	2,906	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,890	10,380	9,526	4,427	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,531	1,677	2,110	2,833	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,264	2,826	3,020	416	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,029	815	1,028	1,118	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,209	3,443	2,731	1,348	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  129

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,491	1,737	1,622	1,333	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	1	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.69	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	1	6	6	251	269	186	9

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	5	11	18	446	335	205	61

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.68	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 130  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	17	8	65	61	163	172	46	11

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	67	78	19	27	102	109	81	12

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$1.12	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	12	13	14	309	7	1	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12	17	23	6	2	1	1	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	6	7	11	11	5	2	4	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  131

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2013

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1

American Century VP Value, Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	14

BlackRock Global Allocation V.I. Fund (Class III) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	14

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	236

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

 132  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	6

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  133

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	4

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	8

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	3

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

 134  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	6

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1

Oppenheimer Global Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1

PIMCO VIT All Asset Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  135

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	12

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1

Variable Portfolio – MFS Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7

Variable Portfolio – Moderate Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	60

 136  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	20

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5

Variable Portfolio – Victory Established Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	5

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  137

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

 138  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	4	3	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  139

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	7	7	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	949	383	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 140  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  141

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	6	6	—

 142  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	7	8	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	564	565	115	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	7	6	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	6	6	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	991	1,006	801	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  143

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	317	313	316	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,248	1,281	776	105

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 144  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  145

Variable account charges of 1.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 146  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  147

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 148  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	76	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  149

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	114	120	143	65

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,070	31	31	—

 150  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	76	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  151

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 152  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  153

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	774	782

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 154  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  155

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	22

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 156  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	93

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	93

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  157

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356	356

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 158  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  159

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 160  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  161

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 162  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  163

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	22	24	24	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	77	15	16	—

 164  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	73	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	120	120	120	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  165

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 166  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2013

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  167

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—

 168  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  169

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

 170  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  171

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—

 172  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  173

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 174  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  175

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 176  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  177

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 178  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88	88

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  179

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 180  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2013

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  181

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—

 182  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  183

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

 184  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  185

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—

 186  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  187

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota
April 21, 2014

 188  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl B	Cl B

Assets

Investments, at fair value(1),(2)	$8,607	$1,421,381	$7,158,178	$11,397,565	$581,492
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	215	—
Receivable for share redemptions	5	1,139	6,740	11,613	692

Total assets	8,612	1,422,520	7,164,918	11,409,393	582,184

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5	1,138	5,484	8,735	473
Contract terminations	—	—	1,257	2,878	219
Payable for investments purchased	—	—	—	215	—

Total liabilities	5	1,138	6,741	11,828	692

Net assets applicable to contracts in accumulation period	6,890	1,421,204	7,157,879	11,369,706	579,405
Net assets applicable to contracts in payment period	—	—	—	27,859	—
Net assets applicable to seed money	1,717	178	298	—	2,087

Total net assets	$8,607	$1,421,382	$7,158,177	$11,397,565	$581,492

(1) Investment shares	737	70,435	260,392	766,996	13,971
(2) Investments, at cost	$8,380	$1,156,663	$5,432,774	$11,998,883	$394,992

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Dec. 31, 2013 (continued)	Class III	Cl I	Cl II	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$351,674	$508,761	$2,142,976	$5,266,468	$3,131,817
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,188	25	2,673
Receivable for share redemptions	299	380	1,593	7,771	3,471

Total assets	351,973	509,141	2,145,757	5,274,264	3,137,961

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	299	380	1,593	4,170	2,497
Contract terminations	—	—	—	3,601	974
Payable for investments purchased	—	—	1,188	25	2,673

Total liabilities	299	380	2,781	7,796	6,144

Net assets applicable to contracts in accumulation period	350,388	508,761	2,138,780	5,266,362	3,131,565
Net assets applicable to contracts in payment period	—	—	4,083	—	—
Net assets applicable to seed money	1,286	—	113	106	252

Total net assets	$351,674	$508,761	$2,142,976	$5,266,468	$3,131,817

(1) Investment shares	32,805	47,371	199,718	284,982	215,690
(2) Investments, at cost	$326,906	$372,751	$1,581,690	$3,856,900	$2,048,932

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  189

Statements of Assets and Liabilities

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Dec. 31, 2013 (continued)	Cl I	Cl II	Cl III	Bal	Cl I

Assets

Investments, at fair value(1),(2)	$1,207,813	$16,678,097	$3,655,920	$1,625,679	$1,780,118
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	15,972	—	10,054
Receivable for share redemptions	885	18,338	23,037	1,199	1,410

Total assets	1,208,698	16,696,435	3,694,929	1,626,878	1,791,582

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	885	12,992	3,052	1,199	1,410
Contract terminations	—	5,346	19,985	—	—
Payable for investments purchased	—	—	15,972	—	10,054

Total liabilities	885	18,338	39,009	1,199	11,464

Net assets applicable to contracts in accumulation period	1,207,813	16,641,266	3,655,070	1,625,679	1,779,862
Net assets applicable to contracts in payment period	—	35,797	—	—	—
Net assets applicable to seed money	—	1,034	850	—	256

Total net assets	$1,207,813	$16,678,097	$3,655,920	$1,625,679	$1,780,118

(1) Investment shares	142,936	1,971,406	234,655	797,683	73,956
(2) Investments, at cost	$ 958,478	$13,013,516	$3,565,934	$1,453,473	$1,335,438

				Col VP
	Col	Col VP	Col VP	Commodity	Col VP
	VP Bal,	Cash Mgmt,	Cash Mgmt,	Strategy,	Contrarian Core,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$11,070,258	$958,240	$14,239,168	$52,807	$176,435
Dividends receivable	—	—	4	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	442	—	4	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	11,070,700	958,240	14,239,176	52,807	176,435

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,606	848	12,251	49	126
Contract terminations	3,690	—	30	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	14,296	848	12,281	49	126

Net assets applicable to contracts in accumulation period	10,818,847	937,494	14,198,266	51,338	176,069
Net assets applicable to contracts in payment period	237,425	—	26,659	—	—
Net assets applicable to seed money	132	19,898	1,970	1,420	240

Total net assets	$11,056,404	$957,392	$14,226,895	$52,758	$176,309

(1) Investment shares	563,372	958,240	14,239,168	5,666	12,373
(2) Investments, at cost	$ 8,267,011	$958,237	$14,237,729	$54,151	$164,037

See accompanying notes to financial statements.

 190  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$5,900	$762,670	$38,468,963	$962,609	$38,726,286
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	14,901	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	5,900	762,670	38,483,864	962,609	38,726,286

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4	714	32,204	891	32,467
Contract terminations	—	—	33,126	—	63,545
Payable for investments purchased	—	—	—	—	—

Total liabilities	4	714	65,330	891	96,012

Net assets applicable to contracts in accumulation period	4,312	761,183	38,253,592	961,573	38,430,505
Net assets applicable to contracts in payment period	—	—	164,942	—	199,769
Net assets applicable to seed money	1,584	773	—	145	—

Total net assets	$5,896	$761,956	$38,418,534	$961,718	$38,630,274

(1) Investment shares	615	76,420	3,839,218	53,538	2,143,126
(2) Investments, at cost	$5,994	$834,406	$40,595,087	$804,327	$25,362,386

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$191,990	$411,592	$13,531,451	$368,291	$12,696,354
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	30	193	—	9,969
Receivable for share redemptions	—	—	—	—	—

Total assets	191,990	411,622	13,531,644	368,291	12,706,323

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	148	357	11,792	326	10,550
Contract terminations	—	—	57,054	—	27,747
Payable for investments purchased	—	—	—	—	—

Total liabilities	148	357	68,846	326	38,297

Net assets applicable to contracts in accumulation period	190,616	410,350	13,405,562	367,099	12,652,855
Net assets applicable to contracts in payment period	—	—	57,236	—	15,171
Net assets applicable to seed money	1,226	915	—	866	—

Total net assets	$191,842	$411,265	$13,462,798	$367,965	$12,668,026

(1) Investment shares	20,359	26,133	856,963	34,843	1,197,769
(2) Investments, at cost	$199,840	$416,684	$11,287,487	$407,542	$13,423,477

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  191

Statements of Assets and Liabilities

	Col VP Hi	Col VP Hi	Col VP	Col VP	Col VP
	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$748,657	$18,385,221	$6,039,555	$10,096,197	$158,441
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	304	343	2,378	—
Receivable for share redemptions	—	—	—	—	—

Total assets	748,657	18,385,525	6,039,898	10,098,575	158,441

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	661	15,524	5,194	8,174	132
Contract terminations	—	52,698	8,160	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	661	68,222	13,354	8,174	132

Net assets applicable to contracts in accumulation period	747,106	18,252,453	6,025,614	10,064,639	156,847
Net assets applicable to contracts in payment period	—	64,850	—	25,762	—
Net assets applicable to seed money	890	—	930	—	1,462

Total net assets	$747,996	$18,317,303	$6,026,544	$10,090,401	$158,309

(1) Investment shares	105,296	2,574,961	695,001	1,153,851	10,927
(2) Investments, at cost	$737,196	$17,136,624	$6,525,455	$11,186,487	$129,958

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$6,665,226	$105,979	$4,597,223	$21,257	$23,053,142
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	6,665,226	105,979	4,597,223	21,257	23,053,142

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,475	97	3,478	18	21,358
Contract terminations	1,113	—	1,847	—	57,188
Payable for investments purchased	—	—	—	—	—

Total liabilities	7,588	97	5,325	18	78,546

Net assets applicable to contracts in accumulation period	6,610,376	105,658	4,587,425	20,971	22,825,874
Net assets applicable to contracts in payment period	47,146	—	4,364	—	148,289
Net assets applicable to seed money	116	224	109	268	433

Total net assets	$6,657,638	$105,882	$4,591,898	$21,239	$22,974,596

(1) Investment shares	459,038	10,319	445,036	690	745,092
(2) Investments, at cost	$5,326,851	$ 85,818	$3,073,325	$18,282	$16,664,019

See accompanying notes to financial statements.

 192  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$440,398	$3,979,362	$9,921,708	$116,173,581	$408,798,094
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	136,956	1,010,536	829,560
Receivable for share redemptions	—	—	—	—	—

Total assets	440,398	3,979,362	10,058,664	117,184,117	409,627,654

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	404	3,136	7,785	86,776	356,152
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	404	3,136	7,785	86,776	356,152

Net assets applicable to contracts in accumulation period	439,136	3,976,046	10,050,719	117,097,191	409,271,394
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	858	180	160	150	108

Total net assets	$439,994	$3,976,226	$10,050,879	$117,097,341	$409,271,502

(1) Investment shares	42,305	392,829	949,446	10,437,878	34,820,962
(2) Investments, at cost	$439,481	$3,945,441	$ 9,641,418	$111,404,471	$371,014,601

	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$11,449,445	$2,642,586	$56,470	$4,235,372	$150,002
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	749	—	3,890	—
Receivable for share redemptions	—	—	—	—	—

Total assets	11,449,445	2,643,335	56,470	4,239,262	150,002

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,195	2,100	49	4,092	127
Contract terminations	1,464	—	—	100	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	10,659	2,100	49	4,192	127

Net assets applicable to contracts in accumulation period	11,438,786	2,629,302	56,214	4,203,229	149,647
Net assets applicable to contracts in payment period	—	10,844	—	31,549	—
Net assets applicable to seed money	—	1,089	207	292	228

Total net assets	$11,438,786	$2,641,235	$56,421	$4,235,070	$149,875

(1) Investment shares	381,267	142,381	3,151	235,429	9,208
(2) Investments, at cost	$ 6,775,390	$2,470,480	$45,444	$2,836,258	$106,478

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  193

Statements of Assets and Liabilities

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$4,446,912	$88,911	$8,023,682	$176,705	$1,401,877
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	4,446,912	88,911	8,023,682	176,705	1,401,877

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,535	76	6,279	160	1,092
Contract terminations	1,139	—	429	—	190
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,674	76	6,708	160	1,282

Net assets applicable to contracts in accumulation period	4,442,238	88,635	8,016,694	176,325	1,400,257
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	200	280	220	338

Total net assets	$4,442,238	$88,835	$8,016,974	$176,545	$1,400,595

(1) Investment shares	271,982	9,091	602,379	11,023	87,181
(2) Investments, at cost	$3,051,156	$89,554	$5,281,919	$141,808	$ 948,216

	Col VP Select	Col VP Select	Col VP	Col VP US	Col VP US
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Govt Mtge,	Govt Mtge,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$88,711	$2,993,763	$492,101	$294,501	$8,401,675
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	3,919
Receivable for share redemptions	—	—	—	—	—

Total assets	88,711	2,993,763	492,101	294,501	8,405,594

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	75	2,310	441	243	6,573
Contract terminations	—	270	—	—	646
Payable for investments purchased	—	—	—	—	—

Total liabilities	75	2,580	441	243	7,219

Net assets applicable to contracts in accumulation period	88,382	2,985,871	490,704	293,227	8,360,880
Net assets applicable to contracts in payment period	—	5,033	—	—	37,495
Net assets applicable to seed money	254	279	956	1,031	—

Total net assets	$88,636	$2,991,183	$491,660	$294,258	$8,398,375

(1) Investment shares	4,842	162,705	56,369	28,873	822,082
(2) Investments, at cost	$58,736	$1,968,443	$502,437	$298,830	$8,468,112

See accompanying notes to financial statements.

 194  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	CS	Drey	DWS Alt	EV VT	Fid VIP
	Commodity	VIF Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Dec. 31, 2013 (continued)	Return	Serv	Cl B	Inc	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$1,935,992	$407,942	$651,275	$12,446,253	$28,447,273
Dividends receivable	—	—	—	41,511	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	295	—	13,976	1,622	30
Receivable for share redemptions	10,073	11,874	544	10,416	35,342

Total assets	1,946,360	419,816	665,795	12,499,802	28,482,645

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,547	348	544	10,416	22,977
Contract terminations	8,526	11,526	—	—	12,365
Payable for investments purchased	295	—	13,976	43,132	30

Total liabilities	10,368	11,874	14,520	53,548	35,372

Net assets applicable to contracts in accumulation period	1,935,992	407,856	650,362	12,437,384	28,383,832
Net assets applicable to contracts in payment period	—	—	—	8,870	61,975
Net assets applicable to seed money	—	86	913	—	1,466

Total net assets	$1,935,992	$407,942	$651,275	$12,446,254	$28,447,273

(1) Investment shares	307,789	21,203	47,400	1,319,857	842,383
(2) Investments, at cost	$2,642,747	$369,934	$651,305	$12,260,629	$21,152,293

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Assets

Investments, at fair value(1),(2)	$1,455,663	$9,564,837	$3,280,019	$31,467,207	$512,504
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	30	—
Receivable for share redemptions	1,151	8,008	18,664	44,882	383

Total assets	1,456,814	9,572,845	3,298,683	31,512,119	512,887

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,151	7,465	2,551	24,520	384
Contract terminations	—	543	16,113	20,362	—
Payable for investments purchased	—	—	—	30	—

Total liabilities	1,151	8,008	18,664	44,912	384

Net assets applicable to contracts in accumulation period	1,455,663	9,509,982	3,273,102	31,439,313	512,503
Net assets applicable to contracts in payment period	—	54,621	6,917	26,434	—
Net assets applicable to seed money	—	234	—	1,460	—

Total net assets	$1,455,663	$9,564,837	$3,280,019	$31,467,207	$512,503

(1) Investment shares	76,574	508,227	90,708	883,910	24,927
(2) Investments, at cost	$1,023,177	$6,634,817	$2,445,484	$25,179,752	$429,042

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  195

Statements of Assets and Liabilities

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,	Sm Cap Val,
Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$5,805,678	$3,877,674	$7,590,099	$1,924,805	$10,690,795
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	876	46	441	4,348	30
Receivable for share redemptions	4,528	5,805	9,661	2,250	9,844

Total assets	5,811,082	3,883,525	7,600,201	1,931,403	10,700,669

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,528	2,901	5,869	1,341	8,367
Contract terminations	—	2,904	3,792	910	1,477
Payable for investments purchased	876	46	441	4,348	30

Total liabilities	5,404	5,851	10,102	6,599	9,874

Net assets applicable to contracts in accumulation period	5,803,341	3,876,506	7,540,792	1,923,698	10,689,571
Net assets applicable to contracts in payment period	2,337	—	49,307	—	—
Net assets applicable to seed money	—	1,168	—	1,106	1,224

Total net assets	$5,805,678	$3,877,674	$7,590,099	$1,924,804	$10,690,795

(1) Investment shares	283,619	348,086	544,874	119,776	444,154
(2) Investments, at cost	$4,868,437	$3,984,151	$9,287,326	$1,848,969	$ 6,804,523

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Assets

Investments, at fair value(1),(2)	$12,253,818	$440,626	$12,582,595	$369,186	$6,957,850
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	33	—	—	—	—
Receivable for share redemptions	10,677	4,490	13,650	297	9,516

Total assets	12,264,528	445,116	12,596,245	369,483	6,967,366

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,920	340	9,632	297	5,330
Contract terminations	757	4,150	4,018	—	4,186
Payable for investments purchased	33	—	—	—	—

Total liabilities	10,710	4,490	13,650	297	9,516

Net assets applicable to contracts in accumulation period	12,252,626	438,975	12,536,304	369,186	6,955,659
Net assets applicable to contracts in payment period	—	—	46,291	—	2,191
Net assets applicable to seed money	1,192	1,651	—	—	—

Total net assets	$12,253,818	$440,626	$12,582,595	$369,186	$6,957,850

(1) Investment shares	566,520	23,690	675,032	24,498	421,177
(2) Investments, at cost	$ 9,641,676	$444,543	$ 9,917,864	$284,301	$4,979,114

See accompanying notes to financial statements.

 196  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	Core Eq,
Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser I

Assets

Investments, at fair value(1),(2)	$334,074	$4,424,051	$374,092	$10,730,517	$9,149,563
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	13,344	—
Receivable for share redemptions	265	6,990	299	17,254	14,081

Total assets	334,339	4,431,041	374,391	10,761,115	9,163,644

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	264	3,409	299	8,292	10,095
Contract terminations	—	3,581	—	8,962	3,986
Payable for investments purchased	—	—	—	13,344	—

Total liabilities	264	6,990	299	30,598	14,081

Net assets applicable to contracts in accumulation period	334,075	4,421,187	372,850	10,730,517	9,017,068
Net assets applicable to contracts in payment period	—	2,662	—	—	132,495
Net assets applicable to seed money	—	202	1,242	—	—

Total net assets	$334,075	$4,424,051	$374,092	$10,730,517	$9,149,563

(1) Investment shares	6,598	89,231	30,663	606,930	238,084
(2) Investments, at cost	$246,162	$3,264,677	$380,887	$ 7,465,016	$5,665,135

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Div Divd,	Div Divd,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser I

Assets

Investments, at fair value(1),(2)	$1,114,791	$1,166,365	$3,156,981	$4,678,711	$487,994
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	199	—
Receivable for share redemptions	900	975	2,551	3,770	366

Total assets	1,115,691	1,167,340	3,159,532	4,682,680	488,360

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	886	975	2,538	3,715	358
Contract terminations	14	—	13	55	8
Payable for investments purchased	—	—	—	199	—

Total liabilities	900	975	2,551	3,969	366

Net assets applicable to contracts in accumulation period	1,114,791	1,166,365	3,156,626	4,678,542	487,791
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	355	169	203

Total net assets	$1,114,791	$1,166,365	$3,156,981	$4,678,711	$487,994

(1) Investment shares	53,263	55,941	110,500	134,137	91,214
(2) Investments, at cost	$ 843,142	$ 880,582	$2,016,011	$3,689,813	$368,762

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  197

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Tech,	Asset	Enterprise,	Flex Bond,
Dec. 31, 2013 (continued)	Ser II	Ser I	Strategy	Serv	Serv

Assets

Investments, at fair value(1),(2)	$1,654,952	$1,442,875	$596,504	$713,569	$181,407
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	13,476	—	—
Receivable for share redemptions	1,460	1,058	433	531	151

Total assets	1,656,412	1,443,933	610,413	714,100	181,558

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,266	1,044	433	532	151
Contract terminations	194	14	—	—	—
Payable for investments purchased	—	—	13,476	—	—

Total liabilities	1,460	1,058	13,909	532	151

Net assets applicable to contracts in accumulation period	1,654,850	1,442,875	595,007	706,333	180,093
Net assets applicable to contracts in payment period	—	—	—	7,235	—
Net assets applicable to seed money	102	—	1,497	—	1,314

Total net assets	$1,654,952	$1,442,875	$596,504	$713,568	$181,407

(1) Investment shares	310,498	74,298	45,024	12,563	14,195
(2) Investments, at cost	$1,253,021	$1,078,687	$556,032	$381,615	$181,958

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn MA,
Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$19,092	$846,144	$5,225,439	$3,025,740	$38,959
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	30	—	—	—	—
Receivable for share redemptions	18	608	4,967	43,643	24

Total assets	19,140	846,752	5,230,406	3,069,383	38,983

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	18	608	4,139	2,261	24
Contract terminations	—	—	828	41,382	—
Payable for investments purchased	30	—	—	—	—

Total liabilities	48	608	4,967	43,643	24

Net assets applicable to contracts in accumulation period	17,249	846,144	5,223,642	3,025,740	37,155
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,843	—	1,797	—	1,804

Total net assets	$19,092	$846,144	$5,225,439	$3,025,740	$38,959

(1) Investment shares	1,555	101,456	154,874	73,943	3,167
(2) Investments, at cost	$18,166	$477,619	$3,414,787	$2,697,893	$37,843

See accompanying notes to financial statements.

 198  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$4,765,043	$3,124,585	$9,308,939	$2,887,694	$2,321,079
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	35	14	315	4
Receivable for share redemptions	45,005	14,953	7,629	2,234	2,430

Total assets	4,810,048	3,139,573	9,316,582	2,890,243	2,323,513

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,736	2,294	7,447	2,234	1,894
Contract terminations	41,269	12,659	182	—	536
Payable for investments purchased	—	35	14	315	4

Total liabilities	45,005	14,988	7,643	2,549	2,434

Net assets applicable to contracts in accumulation period	4,764,929	3,124,585	9,290,936	2,887,694	2,320,057
Net assets applicable to contracts in payment period	—	—	16,480	—	—
Net assets applicable to seed money	114	—	1,523	—	1,022

Total net assets	$4,765,043	$3,124,585	$9,308,939	$2,887,694	$2,321,079

(1) Investment shares	318,519	148,648	295,804	308,844	162,883
(2) Investments, at cost	$3,262,795	$2,135,422	$7,481,179	$2,640,637	$1,816,760

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Dec. 31, 2013 (continued)	Cl S	Cl S	Serv	Serv	Srv

Assets

Investments, at fair value(1),(2)	$1,454,183	$845,469	$1,211,840	$6,913,416	$34,245,808
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	41	—	—	10,198	17,707
Receivable for share redemptions	1,221	737	1,576	14,466	32,267

Total assets	1,455,445	846,206	1,213,416	6,938,080	34,295,782

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,162	737	998	5,556	27,612
Contract terminations	59	—	578	8,910	4,655
Payable for investments purchased	41	—	—	10,198	17,707

Total liabilities	1,262	737	1,576	24,664	49,974

Net assets applicable to contracts in accumulation period	1,454,070	843,816	1,211,647	6,911,600	34,209,811
Net assets applicable to contracts in payment period	—	—	—	—	35,205
Net assets applicable to seed money	113	1,653	193	1,816	792

Total net assets	$1,454,183	$845,469	$1,211,840	$6,913,416	$34,245,808

(1) Investment shares	126,012	38,854	87,942	170,828	6,226,511
(2) Investments, at cost	$1,256,552	$617,914	$ 917,651	$5,133,866	$33,274,036

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  199

Statements of Assets and Liabilities

	Oppen Main	PIMCO	PIMCO VIT Glb	PIMCO VIT	Put VT Global
	St Sm Cap VA,	VIT All Asset,	MA Man Alloc,	Tot Return,	Hlth Care,
Dec. 31, 2013 (continued)	Serv	Advisor Cl	Adv Cl	Advisor Cl	Cl IB

Assets

Investments, at fair value(1),(2)	$2,627,358	$16,646,133	$106,382	$289,984	$1,594,502
Dividends receivable	—	—	—	1,252	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	218	615	—	30	—
Receivable for share redemptions	2,901	43,800	92	6,391	1,200

Total assets	2,630,477	16,690,548	106,474	297,657	1,595,702

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,084	14,068	92	251	1,197
Contract terminations	817	29,733	—	6,139	3
Payable for investments purchased	218	615	—	1,282	—

Total liabilities	3,119	44,416	92	7,672	1,200

Net assets applicable to contracts in accumulation period	2,625,608	16,645,494	105,194	251,476	1,594,502
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,750	638	1,188	38,509	—

Total net assets	$2,627,358	$16,646,132	$106,382	$289,985	$1,594,502

(1) Investment shares	95,436	1,516,041	9,348	26,410	91,219
(2) Investments, at cost	$1,654,299	$16,880,899	$114,414	$300,359	$1,118,889

	Put VT	Put VT	Put VT	Royce	Third
	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,	Ave
Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Invest Cl	Val

Assets

Investments, at fair value(1),(2)	$1,148,462	$6,129,587	$803,326	$815,734	$1,321,668
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	45	—
Receivable for share redemptions	2,428	6,786	877	697	13,896

Total assets	1,150,890	6,136,373	804,203	816,476	1,335,564

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	822	6,723	582	697	1,023
Contract terminations	1,606	63	295	—	12,873
Payable for investments purchased	—	—	—	45	—

Total liabilities	2,428	6,786	877	742	13,896

Net assets applicable to contracts in accumulation period	1,142,831	6,122,545	803,084	815,734	1,321,668
Net assets applicable to contracts in payment period	5,505	7,042	—	—	—
Net assets applicable to seed money	126	—	242	—	—

Total net assets	$1,148,462	$6,129,587	$803,326	$815,734	$1,321,668

(1) Investment shares	80,368	197,856	26,364	63,580	79,811
(2) Investments, at cost	$1,013,439	$4,784,208	$505,066	$619,359	$1,378,737

See accompanying notes to financial statements.

 200  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Dec. 31, 2013 (continued)	Cl S	Cl 2	Cl 4	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$67,813	$53,789,880	$89,860,526	$229,481	$97,664
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	322,047	—	—	—
Receivable for share redemptions	52	—	—	—	—

Total assets	67,865	54,111,927	89,860,526	229,481	97,664

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	52	44,338	74,947	205	95
Contract terminations	—	—	876	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	52	44,338	75,823	205	95

Net assets applicable to contracts in accumulation period	66,652	54,067,463	89,784,703	228,367	97,364
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,161	126	—	909	205

Total net assets	$67,813	$54,067,589	$89,784,703	$229,276	$97,569

(1) Investment shares	9,900	3,581,217	5,974,769	21,731	5,915
(2) Investments, at cost	$79,725	$42,105,415	$62,367,250	$234,374	$75,984

	VP AQR Man	VP BR Gl	VP BR Gl	VP Col	VP Col
	Fut Strategy,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$173,262	$402,029	$11,457,514	$754,162	$255,813
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	6,514	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	173,262	402,029	11,464,028	754,162	255,813

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	151	345	9,128	735	227
Contract terminations	—	—	18,178	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	151	345	27,306	735	227

Net assets applicable to contracts in accumulation period	171,743	400,786	11,436,651	752,262	255,386
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,368	898	71	1,165	200

Total net assets	$173,111	$401,684	$11,436,722	$753,427	$255,586

(1) Investment shares	16,013	46,317	1,312,430	53,525	14,118
(2) Investments, at cost	$166,221	$432,870	$12,388,035	$640,459	$175,842

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  201

Statements of Assets and Liabilities

					VP GS
	VP	VP	VP DFA	VP EV Floating	Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$47,667,211	$81,152,521	$263,409	$882,621	$33,184
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	30
Receivable for share redemptions	—	—	—	—	—

Total assets	47,667,211	81,152,521	263,409	882,621	33,214

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	44,721	71,089	239	812	28
Contract terminations	14,564	30	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	59,285	71,119	239	812	28

Net assets applicable to contracts in accumulation period	47,607,862	81,081,402	262,083	874,474	31,695
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	64	—	1,087	7,335	1,491

Total net assets	$47,607,926	$81,081,402	$263,170	$881,809	$33,186

(1) Investment shares	3,965,658	6,757,079	22,846	89,697	3,877
(2) Investments, at cost	$43,408,008	$71,300,491	$233,952	$883,771	$33,828

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	MFS Val,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$193,717	$293,812	$147,516	$289,946	$330,948
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	30
Receivable for share redemptions	—	—	—	—	—

Total assets	193,717	293,812	147,516	289,946	330,978

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	166	259	136	273	308
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	166	259	136	273	308

Net assets applicable to contracts in accumulation period	193,331	292,311	146,471	289,483	330,493
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	220	1,242	909	190	177

Total net assets	$193,551	$293,553	$147,380	$289,673	$330,670

(1) Investment shares	11,276	21,604	13,956	16,946	19,652
(2) Investments, at cost	$137,498	$245,330	$149,265	$220,547	$265,689

See accompanying notes to financial statements.

 202  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$417,196,810	$809,077,861	$217,319,564	$386,834,969	$114,441,171
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	22,701	5	140,969	120	612
Receivable for share redemptions	—	—	—	—	—

Total assets	417,219,511	809,077,866	217,460,533	386,835,089	114,441,783

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	373,327	675,560	185,160	327,509	103,837
Contract terminations	104,414	564,551	980,881	340,778	30
Payable for investments purchased	—	—	—	—	—

Total liabilities	477,741	1,240,111	1,166,041	668,287	103,867

Net assets applicable to contracts in accumulation period	416,593,344	807,837,755	216,231,443	386,166,802	114,337,886
Net assets applicable to contracts in payment period	148,348	—	62,940	—	—
Net assets applicable to seed money	78	—	109	—	30

Total net assets	$416,741,770	$807,837,755	$216,294,492	$386,166,802	$114,337,916

(1) Investment shares	30,608,717	59,273,103	15,123,143	26,882,208	8,954,708
(2) Investments, at cost	$348,776,391	$612,900,619	$175,562,417	$281,747,956	$ 99,941,500

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$193,126,126	$363,457	$375,925	$85,560	$174,990
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	25,213	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	193,151,339	363,457	375,925	85,560	174,990

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	163,586	343	332	72	170
Contract terminations	20,562	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	184,148	343	332	72	170

Net assets applicable to contracts in accumulation period	192,967,179	362,175	375,402	85,256	174,595
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	12	939	191	232	225

Total net assets	$192,967,191	$363,114	$375,593	$85,488	$174,820

(1) Investment shares	15,076,200	31,171	22,284	4,881	9,652
(2) Investments, at cost	$156,486,774	$357,858	$274,336	$64,481	$131,321

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  203

Statements of Assets and Liabilities

	VP Ptnrs	VP Ptnrs	VP TCW	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Core Plus Bond,	Intl Eq,	Intl Eq,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$214,183	$9,265,922	$125,272	$96,636	$35,037
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	2,428	—	—	40
Receivable for share redemptions	—	—	—	—	—

Total assets	214,183	9,268,350	125,272	96,636	35,077

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	193	7,133	108	87	27
Contract terminations	—	4,785	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	193	11,918	108	87	27

Net assets applicable to contracts in accumulation period	213,784	9,256,417	124,121	95,294	33,411
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	206	15	1,043	1,255	1,639

Total net assets	$213,990	$9,256,432	$125,164	$96,549	$35,050

(1) Investment shares	9,639	415,326	12,540	7,462	3,330
(2) Investments, at cost	$148,880	$5,421,089	$129,646	$84,678	$33,932

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$193,743	$3,672,612	$366,599	$687,548	$256,312
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	193,743	3,672,612	366,599	687,548	256,312

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	187	2,897	355	555	259
Contract terminations	—	914	—	335	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	187	3,811	355	890	259

Net assets applicable to contracts in accumulation period	193,396	3,668,787	366,050	686,433	255,151
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	160	14	194	225	902

Total net assets	$193,556	$3,668,801	$366,244	$686,658	$256,053

(1) Investment shares	14,183	268,074	22,151	41,344	25,403
(2) Investments, at cost	$152,386	$2,402,373	$249,548	$454,315	$259,453

See accompanying notes to financial statements.

 204  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Dec. 31, 2013 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$17,214,494	$23,973,438	$2,356,545	$2,938,435	$4,348,459
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	38	7,560	—	10,258	2,673
Receivable for share redemptions	—	—	5,678	2,296	3,988

Total assets	17,214,532	23,980,998	2,362,223	2,950,989	4,355,120

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	13,442	18,691	1,737	2,294	3,458
Contract terminations	3,253	4,757	3,941	2	531
Payable for investments purchased	—	—	—	10,258	2,673

Total liabilities	16,695	23,448	5,678	12,554	6,662

Net assets applicable to contracts in accumulation period	17,183,361	23,927,927	2,356,545	2,915,872	4,272,303
Net assets applicable to contracts in payment period	14,476	29,623	—	22,477	74,868
Net assets applicable to seed money	—	—	—	86	1,287

Total net assets	$17,197,837	$ 23,957,550	$2,356,545	$2,938,435	$4,348,458

(1) Investment shares	498,249	582,870	148,678	534,261	166,289
(2) Investments, at cost	$13,636,803	$17,218,990	$1,838,144	$2,494,799	$2,938,432

				WF Adv VT	WA Var Global
				Sm Cap Gro,	Hi Yd Bond,
Dec. 31, 2013 (continued)				Cl 2	Cl II

Assets

Investments, at fair value(1),(2)				$4,545,206	$53,161
Dividends receivable				—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments				12,030	—
Receivable for share redemptions				3,670	43

Total assets				4,560,906	53,204

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee				3,670	43
Contract terminations				—	—
Payable for investments purchased				12,030	—

Total liabilities				15,700	43

Net assets applicable to contracts in accumulation period				4,543,971	51,661
Net assets applicable to contracts in payment period				—	—
Net assets applicable to seed money				1,235	1,500

Total net assets				$4,545,206	$53,161

(1) Investment shares				405,099	6,405
(2) Investments, at cost				$3,053,369	$55,112

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  205

Statements of Operations

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Period ended Dec. 31, 2013	Cl B(1)	Cl B	Cl B	Cl B	Cl B

Investment income

Dividend income	$ 4	$ 295	$ 73,983	$ 646,160	$ —
Variable account expenses	16	12,344	57,691	98,823	4,353

Investment income (loss) — net	(12)	(12,049)	16,292	547,337	(4,353)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	24	308,643	1,636,037	2,884,484	47,598
Cost of investments sold	23	285,522	1,392,244	3,278,425	37,293

Net realized gain (loss) on sales of investments	1	23,121	243,793	(393,941)	10,305
Distributions from capital gains	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	227	253,010	1,632,093	2,071,986	138,440

Net gain (loss) on investments	234	276,131	1,875,886	1,678,045	148,745

Net increase (decrease) in net assets resulting from operations	$222	$264,082	$1,892,178	$2,225,382	$144,392

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Period ended Dec. 31, 2013 (continued)	Class III(1)	Cl I	Cl II	Cl II	Cl II

Investment income

Dividend income	$ —	$ 8,256	$ 33,578	$ 51,215	$ 10,800
Variable account expenses	947	4,109	17,723	44,326	24,932

Investment income (loss) — net	(947)	4,147	15,855	6,889	(14,132)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	21,017	81,432	464,930	1,114,026	513,993
Cost of investments sold	20,821	65,794	377,174	883,741	385,338

Net realized gain (loss) on sales of investments	196	15,638	87,756	230,285	128,655
Distributions from capital gains	—	—	—	70,233	—
Net change in unrealized appreciation or depreciation of investments	24,768	74,625	298,440	902,295	725,487

Net gain (loss) on investments	24,964	90,263	386,196	1,202,813	854,142

Net increase (decrease) in net assets resulting from operations	$24,017	$94,410	$402,051	$1,209,702	$840,010

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl I	Cl II	Cl III	Bal	Cl I

Investment income

Dividend income	$ 18,657	$ 235,798	$ 36,618	$ 16,326	$ 535
Variable account expenses	9,487	140,592	19,532	13,970	11,877

Investment income (loss) — net	9,170	95,206	17,086	2,356	(11,342)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	178,175	3,324,407	440,098	304,975	352,128
Cost of investments sold	157,909	2,896,523	422,813	261,159	277,047

Net realized gain (loss) on sales of investments	20,266	427,884	17,285	43,816	75,081
Distributions from capital gains	—	—	136,761	137,719	116,033
Net change in unrealized appreciation or depreciation of investments	268,840	3,619,177	82,249	76,068	285,643

Net gain (loss) on investments	289,106	4,047,061	236,295	257,603	476,757

Net increase (decrease) in net assets resulting from operations	$298,276	$4,142,267	$253,381	$259,959	$465,415

See accompanying notes to financial statements.

 206  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

				Col VP
	Col	Col VP	Col VP	Commodity	Col VP
	VP Bal,	Cash Mgmt,	Cash Mgmt,	Strategy,	Contrarian Core,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2(1)	Cl 2(2)

Investment income

Dividend income	$ —	$ 50	$ 1,633	$ —	$ —
Variable account expenses	112,988	6,063	159,189	217	344

Investment income (loss) — net	(112,988)	(6,013)	(157,556)	(217)	(344)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,620,434	1,184,428	10,173,970	319	8,104
Cost of investments sold	1,245,525	1,184,427	10,172,802	322	7,662

Net realized gain (loss) on sales of investments	374,909	1	1,168	(3)	442
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,621,974	3	(1,167)	(1,344)	12,398

Net gain (loss) on investments	1,996,883	4	1	(1,347)	12,840

Net increase (decrease) in net assets resulting from operations	$1,883,895	$ (6,009)	$ (157,555)	$(1,564)	$12,496

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.
(2) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ 35,424	$1,966,056	$ —	$ —
Variable account expenses	5	9,100	428,988	6,747	358,798

Investment income (loss) — net	(5)	26,324	1,537,068	(6,747)	(358,798)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1	322,429	17,225,106	46,588	7,296,328
Cost of investments sold	1	336,082	17,072,742	38,558	5,411,258

Net realized gain (loss) on sales of investments	—	(13,653)	152,364	8,030	1,885,070
Distributions from capital gains	—	36,509	1,965,453	—	—
Net change in unrealized appreciation or depreciation of investments	(94)	(79,117)	(5,196,050)	134,968	6,985,641

Net gain (loss) on investments	(94)	(56,261)	(3,078,233)	142,998	8,870,711

Net increase (decrease) in net assets resulting from operations	$ (99)	$ (29,937)	$(1,541,165)	$136,251	$8,511,913

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ 4,333	$ 1,872	$ 83,903	$ 22,062	$ 884,759
Variable account expenses	554	3,635	143,514	4,094	141,150

Investment income (loss) — net	3,779	(1,763)	(59,611)	17,968	743,609

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	11,149	26,355	3,465,148	186,958	4,596,304
Cost of investments sold	11,909	27,634	3,017,429	196,066	4,676,091

Net realized gain (loss) on sales of investments	(760)	(1,279)	447,719	(9,108)	(79,787)
Distributions from capital gains	242	—	—	2,734	101,811
Net change in unrealized appreciation or depreciation of investments	(7,850)	(5,776)	(837,408)	(50,378)	(2,160,653)

Net gain (loss) on investments	(8,368)	(7,055)	(389,689)	(56,752)	(2,138,629)

Net increase (decrease) in net assets resulting from operations	$(4,589)	$(8,818)	$(449,300)	$(38,784)	$(1,395,020)

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  207

Statements of Operations

	Col VP Hi	Col VP Hi	Col VP	Col VP	Col VP
	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ 43,944	$1,260,886	$ 382,515	$ 1,494,105	$ 2,274
Variable account expenses	6,799	186,037	42,196	103,115	1,426

Investment income (loss) — net	37,145	1,074,849	340,319	1,390,990	848

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	117,473	4,693,700	849,532	3,504,876	60,727
Cost of investments sold	114,029	4,262,477	920,619	3,774,796	55,509

Net realized gain (loss) on sales of investments	3,444	431,223	(71,087)	(269,920)	5,218
Distributions from capital gains	—	—	288,144	1,099,750	—
Net change in unrealized appreciation or depreciation of investments	(8,561)	(539,549)	(491,038)	(1,792,981)	23,036

Net gain (loss) on investments	(5,117)	(108,326)	(273,981)	(963,151)	28,254

Net increase (decrease) in net assets resulting from operations	$ 32,028	$ 966,523	$ 66,338	$ 427,839	$29,102

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ 104,233	$ —	$ —	$ —	$ —
Variable account expenses	70,280	810	37,665	102	229,258

Investment income (loss) — net	33,953	(810)	(37,665)	(102)	(229,258)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,008,307	775	1,031,632	111	3,895,518
Cost of investments sold	881,771	693	789,710	102	3,196,549

Net realized gain (loss) on sales of investments	126,536	82	241,922	9	698,969
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,039,946	20,101	899,687	2,922	5,604,731

Net gain (loss) on investments	1,166,482	20,183	1,141,609	2,931	6,303,700

Net increase (decrease) in net assets resulting from operations	$1,200,435	$19,373	$1,103,944	$ 2,829	$6,074,442

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 2

Investment income

Dividend income	$ 6,579	$ —	$ —	$ —	$ —
Variable account expenses	3,820	11,206	29,445	240,124	2,848,782

Investment income (loss) — net	2,759	(11,206)	(29,445)	(240,124)	(2,848,782)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	260,435	168,079	1,157,940	900,459	17,947,787
Cost of investments sold	262,256	168,574	1,142,672	882,860	16,735,062

Net realized gain (loss) on sales of investments	(1,821)	(495)	15,268	17,599	1,212,725
Distributions from capital gains	3,593	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,321)	33,921	280,290	4,769,110	34,162,740

Net gain (loss) on investments	(1,549)	33,426	295,558	4,786,709	35,375,465

Net increase (decrease) in net assets resulting from operations	$ 1,210	$ 22,220	$ 266,113	$4,546,585	$32,526,683

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 208  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ 25,540	$ 10,705	$ —	$ —	$ —
Variable account expenses	98,822	22,021	481	43,916	1,234

Investment income (loss) — net	(73,282)	(11,316)	(481)	(43,916)	(1,234)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,549,652	502,872	2,817	799,151	32,452
Cost of investments sold	1,739,516	518,814	2,800	611,755	24,451

Net realized gain (loss) on sales of investments	810,136	(15,942)	17	187,396	8,001
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,447,500	456,343	12,878	885,786	33,405

Net gain (loss) on investments	3,257,636	440,401	12,895	1,073,182	41,406

Net increase (decrease) in net assets resulting from operations	$3,184,354	$429,085	$12,414	$1,029,266	$40,172

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2(1)	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	36,412	333	67,916	1,068	10,557

Investment income (loss) — net	(36,412)	(333)	(67,916)	(1,068)	(10,557)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	881,983	1,621	2,506,340	6,593	349,988
Cost of investments sold	687,840	1,636	1,796,065	5,664	254,074

Net realized gain (loss) on sales of investments	194,143	(15)	710,275	929	95,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,065,485	(643)	1,354,958	31,682	274,874

Net gain (loss) on investments	1,259,628	(658)	2,065,233	32,611	370,788

Net increase (decrease) in net assets resulting from operations	$1,223,216	$(991)	$1,997,317	$31,543	$360,231

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP Select	Col VP Select	Col VP	Col VP US	Col VP US
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Govt Mtge,	Govt Mtge,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ —	$ 22,829	$ 1,341	$ 60,240
Variable account expenses	645	22,110	5,274	2,723	87,749

Investment income (loss) — net	(645)	(22,110)	17,555	(1,382)	(27,509)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,132	532,214	236,864	84,302	4,914,908
Cost of investments sold	4,037	393,771	238,447	84,300	4,890,259

Net realized gain (loss) on sales of investments	1,095	138,443	(1,583)	2	24,649
Distributions from capital gains	—	—	13,734	—	—
Net change in unrealized appreciation or depreciation of investments	24,340	821,643	(35,595)	(6,340)	(288,827)

Net gain (loss) on investments	25,435	960,086	(23,444)	(6,338)	(264,178)

Net increase (decrease) in net assets resulting from operations	$24,790	$937,976	$ (5,889)	$(7,720)	$ (291,687)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  209

Statements of Operations

	CS	Drey	DWS Alt	EV VT	Fid VIP
	Commodity	VIF Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Year ended Dec. 31, 2013 (continued)	Return	Serv	Cl B	Inc	Serv Cl 2

Investment income

Dividend income	$ —	$ 6,504	$ 10,384	$ 412,004	$ 215,374
Variable account expenses	20,559	3,130	5,432	111,917	238,192

Investment income (loss) — net	(20,559)	3,374	4,952	300,087	(22,818)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	858,069	66,105	95,984	2,069,233	4,819,616
Cost of investments sold	1,150,020	61,100	97,846	2,024,043	4,025,474

Net realized gain (loss) on sales of investments	(291,951)	5,005	(1,862)	45,190	794,142
Distributions from capital gains	—	—	—	70,054	7,542
Net change in unrealized appreciation or depreciation of investments	36,863	37,006	(7,093)	(86,083)	5,950,878

Net gain (loss) on investments	(255,088)	42,011	(8,955)	29,161	6,752,562

Net increase (decrease) in net assets resulting from operations	$ (275,647)	$45,385	$ (4,003)	$ 329,248	$6,729,744

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Investment income

Dividend income	$ 25,734	$ 147,877	$ 12,670	$ 77,932	$ 5,864
Variable account expenses	12,780	80,752	27,206	257,993	3,961

Investment income (loss) — net	12,954	67,125	(14,536)	(180,061)	1,903

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	430,393	1,875,188	760,797	5,547,417	59,809
Cost of investments sold	332,183	1,437,630	577,220	4,439,855	58,148

Net realized gain (loss) on sales of investments	98,210	437,558	183,577	1,107,562	1,661
Distributions from capital gains	—	—	400,723	3,749,278	1,742
Net change in unrealized appreciation or depreciation of investments	305,337	2,026,093	373,703	3,966,347	113,566

Net gain (loss) on investments	403,547	2,463,651	958,003	8,823,187	116,969

Net increase (decrease) in net assets resulting from operations	$416,501	$2,530,776	$943,467	$8,643,126	$118,872

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,	Sm Cap Val,
Period ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2(1)	Cl 2	Cl 2(1)	Cl 2

Investment income

Dividend income	$ 57,976	$ 153,041	$ 361,225	$ 1,761	$ 127,829
Variable account expenses	48,233	13,542	69,613	4,394	87,545

Investment income (loss) — net	9,743	139,499	291,612	(2,633)	40,284

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,368,006	432,458	1,404,697	119,093	2,105,072
Cost of investments sold	1,302,235	428,882	1,675,631	116,524	1,504,406

Net realized gain (loss) on sales of investments	65,771	3,576	(270,934)	2,569	600,666
Distributions from capital gains	19,982	31,606	—	—	164,967
Net change in unrealized appreciation or depreciation of investments	1,293,849	(106,477)	109,342	75,836	2,156,135

Net gain (loss) on investments	1,379,602	(71,295)	(161,592)	78,405	2,921,768

Net increase (decrease) in net assets resulting from operations	$1,389,345	$ 68,204	$ 130,020	$ 75,772	$2,962,052

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 210  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(1)	Inst	Inst	Inst

Investment income

Dividend income	$ 239,064	$ 7,468	$ 99,244	$ 3,319	$ 72,198
Variable account expenses	107,290	1,650	106,325	2,987	57,530

Investment income (loss) — net	131,774	5,818	(7,081)	332	14,668

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,200,756	44,798	2,461,377	17,131	1,450,728
Cost of investments sold	1,889,537	47,105	1,969,632	13,247	1,179,359

Net realized gain (loss) on sales of investments	311,219	(2,307)	491,745	3,884	271,369
Distributions from capital gains	—	1,928	957,591	41,896	—
Net change in unrealized appreciation or depreciation of investments	2,331,367	(3,917)	1,888,461	47,979	1,746,432

Net gain (loss) on investments	2,642,586	(4,296)	3,337,797	93,759	2,017,801

Net increase (decrease) in net assets resulting from operations	$2,774,360	$ 1,522	$3,330,716	$94,091	$2,032,469

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	Core Eq,
Period ended Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II(1)	Ser II	Ser I

Investment income

Dividend income	$ 1,235	$ 10,216	$ 2,703	$ 145,317	$ 120,038
Variable account expenses	2,556	37,517	1,212	92,173	108,649

Investment income (loss) — net	(1,321)	(27,301)	1,491	53,144	11,389

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	15,525	1,241,580	75,156	2,920,215	932,214
Cost of investments sold	14,515	1,079,673	76,500	2,254,944	628,152

Net realized gain (loss) on sales of investments	1,010	161,907	(1,344)	665,271	304,062
Distributions from capital gains	—	—	5,129	—	—
Net change in unrealized appreciation or depreciation of investments	94,047	1,262,120	(6,795)	2,350,211	1,768,429

Net gain (loss) on investments	95,057	1,424,027	(3,010)	3,015,482	2,072,491

Net increase (decrease) in net assets resulting from operations	$93,736	$1,396,726	$ (1,519)	$3,068,626	$2,083,880

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Div Divd,	Div Divd,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser I

Investment income

Dividend income	$ 23,330	$ 21,943	$ 15,588	$ 44,502	$ 1,745
Variable account expenses	9,008	10,010	25,908	38,886	3,803

Investment income (loss) — net	14,322	11,933	(10,320)	5,616	(2,058)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	156,975	133,096	595,570	910,310	117,900
Cost of investments sold	128,654	108,319	424,354	775,502	104,021

Net realized gain (loss) on sales of investments	28,321	24,777	171,216	134,808	13,879
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	207,667	226,508	739,921	562,385	126,318

Net gain (loss) on investments	235,988	251,285	911,137	697,193	140,197

Net increase (decrease) in net assets resulting from operations	$250,310	$263,218	$900,817	$702,809	$138,139

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  211

Statements of Operations

	Invesco VI	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Tech,	Asset	Enterprise,	Flex Bond,
Period ended Dec. 31, 2013 (continued)	Ser II	Ser I	Strategy(1)	Serv	Serv(1)

Investment income

Dividend income	$ 3,225	$ —	$ 22	$ 2,668	$2,270
Variable account expenses	13,283	11,128	1,211	6,112	651

Investment income (loss) — net	(10,058)	(11,128)	(1,189)	(3,444)	1,619

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	274,319	476,580	24,403	155,342	7,997
Cost of investments sold	235,258	403,911	23,844	91,250	8,205

Net realized gain (loss) on sales of investments	39,061	72,669	559	64,092	(208)
Distributions from capital gains	—	109,764	—	—	—
Net change in unrealized appreciation or depreciation of investments	423,847	120,664	40,472	129,089	(551)

Net gain (loss) on investments	462,908	303,097	41,031	193,181	(759)

Net increase (decrease) in net assets resulting from operations	$452,850	$291,969	$39,842	$189,737	$ 860

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn MA,
Period ended Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	Serv(1)

Investment income

Dividend income	$ 248	$ —	$ 33,486	$ 96,777	$ 88
Variable account expenses	101	6,552	46,496	27,001	65

Investment income (loss) — net	147	(6,552)	(13,010)	69,776	23

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,609	209,952	1,462,989	1,143,079	79
Cost of investments sold	1,512	140,632	1,093,086	1,098,578	77

Net realized gain (loss) on sales of investments	97	69,320	369,903	44,501	2
Distributions from capital gains	214	—	—	—	617
Net change in unrealized appreciation or depreciation of investments	893	173,093	946,316	279,343	1,116

Net gain (loss) on investments	1,204	242,413	1,316,219	323,844	1,735

Net increase (decrease) in net assets resulting from operations	$1,351	$235,861	$1,303,209	$ 393,620	$1,758

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Investment income

Dividend income	$ 18,472	$ —	$ 199,551	$ 108,254	$ 5,134
Variable account expenses	38,567	23,720	87,142	26,008	20,268

Investment income (loss) — net	(20,095)	(23,720)	112,409	82,246	(15,134)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,008,495	720,453	2,625,691	764,564	965,131
Cost of investments sold	735,436	581,785	2,165,146	658,797	883,683

Net realized gain (loss) on sales of investments	273,059	138,668	460,545	105,767	81,448
Distributions from capital gains	138,818	23,662	177,572	—	48,524
Net change in unrealized appreciation or depreciation of investments	717,910	809,531	917,993	(136,081)	564,083

Net gain (loss) on investments	1,129,787	971,861	1,556,110	(30,314)	694,055

Net increase (decrease) in net assets resulting from operations	$1,109,692	$948,141	$1,668,519	$ 51,932	$678,921

See accompanying notes to financial statements.

 212  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2013 (continued)	Cl S	Cl S	Serv	Serv	Srv

Investment income

Dividend income	$ 20,082	$ 3,873	$ 12,766	$ 77,299	$ 1,708,447
Variable account expenses	13,641	6,158	10,468	60,804	336,195

Investment income (loss) — net	6,441	(2,285)	2,298	16,495	1,372,252

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	427,345	134,893	84,014	1,573,931	8,529,549
Cost of investments sold	397,891	118,225	70,407	1,296,305	8,072,249

Net realized gain (loss) on sales of investments	29,454	16,668	13,607	277,626	457,300
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	194,955	176,396	251,738	1,212,754	(2,290,664)

Net gain (loss) on investments	224,409	193,064	265,345	1,490,380	(1,833,364)

Net increase (decrease) in net assets resulting from operations	$230,850	$190,779	$267,643	$1,506,875	$ (461,112)

	Oppen Main	PIMCO	PIMCO VIT Glb	PIMCO VIT	Put VT Global
	St Sm Cap VA,	VIT All Asset,	MA Man Alloc,	Tot Return,	Hlth Care,
Period ended Dec. 31, 2013 (continued)	Serv	Advisor Cl	Adv Cl	Advisor Cl(1)	Cl IB

Investment income

Dividend income	$ 16,318	$ 887,234	$ 2,994	$ 3,414	$ 15,846
Variable account expenses	21,579	199,322	1,038	1,523	12,251

Investment income (loss) — net	(5,261)	687,912	1,956	1,891	3,595

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	480,905	9,236,133	81,186	19,349	198,303
Cost of investments sold	337,996	9,202,972	79,909	19,798	158,373

Net realized gain (loss) on sales of investments	142,909	33,161	1,277	(449)	39,930
Distributions from capital gains	28,170	—	—	2,547	45,193
Net change in unrealized appreciation or depreciation of investments	604,273	(1,017,779)	(11,689)	(10,375)	380,777

Net gain (loss) on investments	775,352	(984,618)	(10,412)	(8,277)	465,900

Net increase (decrease) in net assets resulting from operations	$770,091	$ (296,706)	$ (8,456)	$ (6,386)	$469,495

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Put VT	Put VT	Put VT	Royce	Third
	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,	Ave
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Invest Cl	Val

Investment income

Dividend income	$ 17,769	$ 40,425	$ 4,040	$ 4,598	$ 42,653
Variable account expenses	9,272	69,526	6,386	7,641	11,345

Investment income (loss) — net	8,497	(29,101)	(2,346)	(3,043)	31,308

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	346,694	669,320	268,848	251,097	184,864
Cost of investments sold	356,113	601,578	193,027	203,221	204,924

Net realized gain (loss) on sales of investments	(9,419)	67,742	75,821	47,876	(20,060)
Distributions from capital gains	—	—	—	24,094	—
Net change in unrealized appreciation or depreciation of investments	270,650	1,626,505	159,587	91,535	202,135

Net gain (loss) on investments	261,231	1,694,247	235,408	163,505	182,075

Net increase (decrease) in net assets resulting from operations	$269,728	$1,665,146	$233,062	$160,462	$213,383

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  213

Statements of Operations

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Period ended Dec. 31, 2013 (continued)	Cl S(1)	Cl 2	Cl 4	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ 3,722	$ —
Variable account expenses	257	437,636	853,228	2,305	781

Investment income (loss) — net	(257)	(437,636)	(853,228)	1,417	(781)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	40,266	3,899,907	23,960,685	92,007	17,731
Cost of investments sold	35,696	3,219,337	17,465,856	91,591	15,133

Net realized gain (loss) on sales of investments	4,570	680,570	6,494,829	416	2,598
Distributions from capital gains	—	—	—	4,017	—
Net change in unrealized appreciation or depreciation of investments	(11,912)	7,890,145	10,591,220	(14,382)	17,307

Net gain (loss) on investments	(7,342)	8,570,715	17,086,049	(9,949)	19,905

Net increase (decrease) in net assets resulting from operations	$ (7,599)	$8,133,079	$16,232,821	$ (8,532)	$19,124

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	VP AQR Man	VP BR Gl	VP BR Gl	VP Col	VP Col
	Fut Strategy,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 2	Cl 3	Cl 2	Cl 2

Investment income

Dividend income	$ 960	$ —	$ —	$ 15,654	$ —
Variable account expenses	508	3,970	137,229	6,804	2,286

Investment income (loss) — net	452	(3,970)	(137,229)	8,850	(2,286)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,146	140,192	7,278,260	53,091	49,900
Cost of investments sold	3,146	146,178	7,589,094	47,703	39,562

Net realized gain (loss) on sales of investments	—	(5,986)	(310,834)	5,388	10,338
Distributions from capital gains	209	12,745	511,977	10,289	—
Net change in unrealized appreciation or depreciation of investments	7,041	(29,906)	(1,062,909)	88,651	55,203

Net gain (loss) on investments	7,250	(23,147)	(861,766)	104,328	65,541

Net increase (decrease) in net assets resulting from operations	$7,702	$ (27,117)	$ (998,995)	$113,178	$63,255

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

					VP GS
	VP	VP	VP DFA	VP EV Floating	Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2(1)

Investment income

Dividend income	$ —	$ —	$4,122	$29,218	$ —
Variable account expenses	606,125	1,024,732	2,139	8,100	121

Investment income (loss) — net	(606,125)	(1,024,732)	1,983	21,118	(121)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	27,106,495	57,331,460	71,398	260,880	22,517
Cost of investments sold	25,000,026	50,961,645	71,878	263,283	22,790

Net realized gain (loss) on sales of investments	2,106,469	6,369,815	(480)	(2,403)	(273)
Distributions from capital gains	—	—	—	5,736	—
Net change in unrealized appreciation or depreciation of investments	(352,675)	(3,148,685)	32,900	(3,586)	(644)

Net gain (loss) on investments	1,753,794	3,221,130	32,420	(253)	(917)

Net increase (decrease) in net assets resulting from operations	$1,147,669	$ 2,196,398	$34,403	$20,865	$(1,038)

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 214  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	MFS Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ 3,144	$ 4,878	$ —	$ —
Variable account expenses	1,862	2,390	2,370	2,518	2,020

Investment income (loss) — net	(1,862)	754	2,508	(2,518)	(2,020)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	77,797	16,483	190,127	21,669	122,153
Cost of investments sold	71,489	14,539	194,434	17,380	104,753

Net realized gain (loss) on sales of investments	6,308	1,944	(4,307)	4,289	17,400
Distributions from capital gains	—	2,520	454	—	—
Net change in unrealized appreciation or depreciation of investments	42,307	35,623	(7,434)	51,583	42,640

Net gain (loss) on investments	48,615	40,087	(11,287)	55,872	60,040

Net increase (decrease) in net assets resulting from operations	$46,753	$40,841	$ (8,779)	$53,354	$58,020

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	4,037,725	7,601,805	1,906,890	3,758,537	1,207,355

Investment income (loss) — net	(4,037,725)	(7,601,805)	(1,906,890)	(3,758,537)	(1,207,355)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	59,568,185	128,753,037	31,485,194	106,134,479	26,497,167
Cost of investments sold	51,529,785	100,850,567	26,720,136	79,889,595	23,683,121

Net realized gain (loss) on sales of investments	8,038,400	27,902,470	4,765,058	26,244,884	2,814,046
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	34,334,372	58,510,473	24,631,930	33,743,095	5,214,045

Net gain (loss) on investments	42,372,772	86,412,943	29,396,988	59,987,979	8,028,091

Net increase (decrease) in net assets resulting from operations	$38,335,047	$ 78,811,138	$27,490,098	$ 56,229,442	$ 6,820,736

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ 19,314	$ —	$ —	$ —
Variable account expenses	2,041,593	3,054	3,142	599	1,703

Investment income (loss) — net	(2,041,593)	16,260	(3,142)	(599)	(1,703)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	65,706,123	24,075	16,258	17,107	61,380
Cost of investments sold	54,774,767	21,975	13,013	14,446	54,950

Net realized gain (loss) on sales of investments	10,931,356	2,100	3,245	2,661	6,430
Distributions from capital gains	—	10,078	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,622,123	(23,441)	71,199	17,091	40,062

Net gain (loss) on investments	14,553,479	(11,263)	74,444	19,752	46,492

Net increase (decrease) in net assets resulting from operations	$12,511,886	$ 4,997	$71,302	$19,153	$44,789

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  215

Statements of Operations

	VP Ptnrs	VP Ptnrs	VP TCW	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Core Plus Bond,	Intl Eq,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2(1)

Investment income

Dividend income	$ —	$ —	$ 554	$ 1,109	$ 82
Variable account expenses	2,019	79,394	1,059	679	72

Investment income (loss) — net	(2,019)	(79,394)	(505)	430	10

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	49,436	2,129,576	15,452	17,584	341
Cost of investments sold	38,634	1,424,577	15,745	16,751	333

Net realized gain (loss) on sales of investments	10,802	704,999	(293)	833	8
Distributions from capital gains	—	—	1,419	1,199	—
Net change in unrealized appreciation or depreciation of investments	47,681	1,985,218	(4,144)	9,999	1,105

Net gain (loss) on investments	58,483	2,690,217	(3,018)	12,031	1,113

Net increase (decrease) in net assets resulting from operations	$56,464	$2,610,823	$ (3,523)	$12,461	$1,123

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 1,806
Variable account expenses	1,862	32,226	3,490	5,507	2,891

Investment income (loss) — net	(1,862)	(32,226)	(3,490)	(5,507)	(1,085)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	21,356	902,887	11,740	137,723	132,026
Cost of investments sold	17,524	653,543	9,272	101,295	133,233

Net realized gain (loss) on sales of investments	3,832	249,344	2,468	36,428	(1,207)
Distributions from capital gains	—	—	—	—	2,240
Net change in unrealized appreciation or depreciation of investments	37,813	648,569	91,321	144,218	(4,226)

Net gain (loss) on investments	41,645	897,913	93,789	180,646	(3,193)

Net increase (decrease) in net assets resulting from operations	$39,783	$865,687	$90,299	$175,139	$ (4,278)

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Year ended Dec. 31, 2013 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ 439,505	$ 31,488	$ 38,196	$ 60,623	$ 8,098
Variable account expenses	150,278	203,992	19,895	25,554	37,195

Investment income (loss) — net	289,227	(172,504)	18,301	35,069	(29,097)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,897,041	5,128,197	660,719	584,273	909,311
Cost of investments sold	3,208,294	4,026,944	551,844	521,964	706,632

Net realized gain (loss) on sales of investments	688,747	1,101,253	108,875	62,309	202,679
Distributions from capital gains	1,153,910	1,997,135	—	140,976	—
Net change in unrealized appreciation or depreciation of investments	1,134,038	3,513,458	282,037	249,820	882,058

Net gain (loss) on investments	2,976,695	6,611,846	390,912	453,105	1,084,737

Net increase (decrease) in net assets resulting from operations	$3,265,922	$6,439,342	$409,213	$488,174	$1,055,640

See accompanying notes to financial statements.

 216  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

	WF Adv VT	WA Var Global
	Sm Cap Gro,	Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl II(1)

Investment income

Dividend income	$ —	$ 2,929
Variable account expenses	38,237	162

Investment income (loss) — net	(38,237)	2,767

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,360,649	9,441
Cost of investments sold	1,070,787	9,401

Net realized gain (loss) on sales of investments	289,862	40
Distributions from capital gains	211,091	—
Net change in unrealized appreciation or depreciation of investments	1,167,076	(1,951)

Net gain (loss) on investments	1,668,029	(1,911)

Net increase (decrease) in net assets resulting from operations	$1,629,792	$ 856
(1)For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  217

Statements of Changes in Net Assets

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Period ended Dec. 31, 2013	Cl B(2)	Cl B	Cl B	Cl B	Cl B

Operations

Investment income (loss) — net	$(12)	$(12,049)	$16,292	$547,337	$(4,353)
Net realized gain (loss) on sales of investments	1	23,121	243,793	(393,941)	10,305
Distributions from capital gains	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	227	253,010	1,632,093	2,071,986	138,440

Net increase (decrease) in net assets resulting from operations	222	264,082	1,892,178	2,225,382	144,392

Contract transactions

Contract purchase payments	1,650	71,504	122,056	244,581	33,036
Net transfers(1)	6,741	(160,138)	70,850	(955,676)	44,151
Transfers for policy loans	—	253	4,605	4,289	95
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,074)	—
Contract charges	(6)	(1,619)	(3,958)	(15,166)	(276)
Contract terminations:
Surrender benefits	—	(53,687)	(965,889)	(1,504,412)	(18,769)
Death benefits	—	(12,892)	(45,414)	(140,620)	—

Increase (decrease) from contract transactions	8,385	(156,579)	(817,750)	(2,371,078)	58,237

Net assets at beginning of year	—	1,313,879	6,083,749	11,543,261	378,863

Net assets at end of year	$8,607	$1,421,382	$7,158,177	$11,397,565	$581,492

Accumulation unit activity

Units outstanding at beginning of year	—	1,161,392	4,694,062	8,975,143	300,855
Contract purchase payments	—	58,837	83,982	197,047	21,478
Net transfers(1)	6,450	(136,764)	57,120	(729,824)	31,353
Transfers for policy loans	—	204	2,926	6,100	66
Contract charges	(5)	(1,319)	(2,609)	(10,153)	(193)
Contract terminations:
Surrender benefits	—	(44,807)	(637,333)	(977,200)	(12,894)
Death benefits	—	(10,363)	(28,373)	(93,072)	—

Units outstanding at end of year	6,445	1,027,180	4,169,775	7,368,041	340,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 218  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Period ended Dec. 31, 2013 (continued)	Class III(2)	Cl I	Cl II	Cl II	Cl II

Operations

Investment income (loss) — net	$(947)	$4,147	$15,855	$6,889	$(14,132)
Net realized gain (loss) on sales of investments	196	15,638	87,756	230,285	128,655
Distributions from capital gains	—	—	—	70,233	—
Net change in unrealized appreciation or depreciation of investments	24,768	74,625	298,440	902,295	725,487

Net increase (decrease) in net assets resulting from operations	24,017	94,410	402,051	1,209,702	840,010

Contract transactions

Contract purchase payments	58,016	5,262	23,274	77,911	30,315
Net transfers(1)	278,430	10,079	(9,051)	80,406	(47,075)
Transfers for policy loans	—	(2,266)	(1,891)	716	178
Adjustments to net assets allocated to contracts in payment period	(29)	—	(186)	—	—
Contract charges	(57)	(158)	(798)	(2,868)	(2,112)
Contract terminations:
Surrender benefits	(8,703)	(69,279)	(313,417)	(422,363)	(156,724)
Death benefits	—	—	(23,347)	(33,223)	(4,824)

Increase (decrease) from contract transactions	327,657	(56,362)	(325,416)	(299,421)	(180,242)

Net assets at beginning of year	—	470,713	2,066,341	4,356,187	2,472,049

Net assets at end of year	$351,674	$508,761	$2,142,976	$5,266,468	$3,131,817

Accumulation unit activity

Units outstanding at beginning of year	—	459,282	1,430,755	3,310,469	1,994,433
Contract purchase payments	57,062	4,658	14,709	49,953	20,723
Net transfers(1)	280,230	8,825	(7,172)	41,241	(39,915)
Transfers for policy loans	—	(2,072)	(1,298)	513	126
Contract charges	(57)	(138)	(503)	(1,896)	(1,444)
Contract terminations:
Surrender benefits	(8,054)	(61,479)	(203,101)	(287,577)	(111,128)
Death benefits	—	—	(13,189)	(19,251)	(3,925)

Units outstanding at end of year	329,181	409,076	1,220,201	3,093,452	1,858,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  219

Statements of Changes in Net Assets

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl I	Cl II	Cl III	Bal	Cl I

Operations

Investment income (loss) — net	$9,170	$95,206	$17,086	$2,356	$(11,342)
Net realized gain (loss) on sales of investments	20,266	427,884	17,285	43,816	75,081
Distributions from capital gains	—	—	136,761	137,719	116,033
Net change in unrealized appreciation or depreciation of investments	268,840	3,619,177	82,249	76,068	285,643

Net increase (decrease) in net assets resulting from operations	298,276	4,142,267	253,381	259,959	465,415

Contract transactions

Contract purchase payments	16,506	444,994	130,530	23,586	30,668
Net transfers(1)	20,757	(539,806)	2,936,316	8,460	564,349
Transfers for policy loans	(2,398)	(7,439)	—	(581)	1,243
Adjustments to net assets allocated to contracts in payment period	—	(4,094)	—	—	—
Contract charges	(460)	(7,547)	(851)	(830)	(717)
Contract terminations:
Surrender benefits	(118,501)	(1,707,389)	(224,625)	(265,630)	(127,433)
Death benefits	(21,220)	(95,008)	(6,259)	—	(6,424)

Increase (decrease) from contract transactions	(105,316)	(1,916,289)	2,835,111	(234,995)	461,686

Net assets at beginning of year	1,014,853	14,452,119	567,428	1,600,715	853,017

Net assets at end of year	$1,207,813	$16,678,097	$3,655,920	$1,625,679	$1,780,118

Accumulation unit activity

Units outstanding at beginning of year	502,400	9,740,810	551,006	1,360,255	683,689
Contract purchase payments	6,957	268,364	119,791	18,219	20,377
Net transfers(1)	10,130	(300,853)	2,670,804	6,388	360,933
Transfers for policy loans	(981)	(3,911)	—	(350)	815
Contract charges	(198)	(4,330)	(760)	(634)	(445)
Contract terminations:
Surrender benefits	(51,839)	(951,585)	(198,861)	(205,306)	(81,759)
Death benefits	(8,503)	(54,812)	(5,750)	—	(4,392)

Units outstanding at end of year	457,966	8,693,683	3,136,230	1,178,572	979,218

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 220  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

				Col VP
	Col	Col VP	Col VP	Commodity	Col VP
	VP Bal,	Cash Mgmt,	Cash Mgmt,	Strategy,	Contrarian Core,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2(2)	Cl 2(3)

Operations

Investment income (loss) — net	$(112,988)	$(6,013)	$(157,556)	$(217)	$(344)
Net realized gain (loss) on sales of investments	374,909	1	1,168	(3)	442
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,621,974	3	(1,167)	(1,344)	12,398

Net increase (decrease) in net assets resulting from operations	1,883,895	(6,009)	(157,555)	(1,564)	12,496

Contract transactions

Contract purchase payments	313,607	755,588	879,673	32,643	10,540
Net transfers(1)	552,340	(80,963)	(2,777,338)	21,828	161,672
Transfers for policy loans	14,996	—	57,777	—	—
Adjustments to net assets allocated to contracts in payment period	(19,535)	—	(2,405)	—	—
Contract charges	(6,790)	(102)	(12,173)	(2)	(5)
Contract terminations:
Surrender benefits	(1,165,844)	(50,020)	(3,344,249)	(147)	(8,394)
Death benefits	(82,297)	—	(134,197)	—	—

Increase (decrease) from contract transactions	(393,523)	624,503	(5,332,912)	54,322	163,813

Net assets at beginning of year	9,566,032	338,898	19,717,362	—	—

Net assets at end of year	$11,056,404	$957,392	$14,226,895	$52,758	$176,309

Accumulation unit activity

Units outstanding at beginning of year	6,128,075	331,710	17,758,128	—	—
Contract purchase payments	215,358	766,191	807,056	32,645	9,212
Net transfers(1)	358,160	(82,679)	(2,572,143)	22,864	143,066
Transfers for policy loans	7,271	—	51,316	—	—
Contract charges	(4,021)	(106)	(11,028)	(3)	(4)
Contract terminations:
Surrender benefits	(719,091)	(47,775)	(3,014,481)	—	(7,082)
Death benefits	(47,256)	—	(124,642)	—	—

Units outstanding at end of year	5,938,496	967,341	12,894,206	55,506	145,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  221

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(5)	$26,324	$1,537,068	$(6,747)	$(358,798)
Net realized gain (loss) on sales of investments	—	(13,653)	152,364	8,030	1,885,070
Distributions from capital gains	—	36,509	1,965,453	—	—
Net change in unrealized appreciation or depreciation of investments	(94)	(79,117)	(5,196,050)	134,968	6,985,641

Net increase (decrease) in net assets resulting from operations	(99)	(29,937)	(1,541,165)	136,251	8,511,913

Contract transactions

Contract purchase payments	1,650	48,732	394,148	85,129	577,450
Net transfers(1)	4,345	(246,936)	(7,974,036)	320,026	(1,382,811)
Transfers for policy loans	—	1,280	1,801	—	(4,963)
Adjustments to net assets allocated to contracts in payment period	—	—	(21,894)	—	(23,241)
Contract charges	—	(182)	(59,705)	(46)	(29,881)
Contract terminations:
Surrender benefits	—	(3,179)	(5,560,789)	(4,612)	(4,433,023)
Death benefits	—	—	(501,400)	—	(310,983)

Increase (decrease) from contract transactions	5,995	(200,285)	(13,721,875)	400,497	(5,607,452)

Net assets at beginning of year	—	992,178	53,681,574	424,970	35,725,813

Net assets at end of year	$5,896	$761,956	$38,418,534	$961,718	$38,630,274

Accumulation unit activity

Units outstanding at beginning of year	—	871,358	33,305,917	333,223	21,896,098
Contract purchase payments	—	43,376	253,919	58,641	307,097
Net transfers(1)	4,527	(219,649)	(5,260,754)	212,905	(742,041)
Transfers for policy loans	—	1,140	356	—	(3,473)
Contract charges	—	(165)	(38,655)	(31)	(17,639)
Contract terminations:
Surrender benefits	—	(2,748)	(3,453,027)	(3,289)	(2,291,742)
Death benefits	—	—	(318,096)	—	(158,507)

Units outstanding at end of year	4,527	693,312	24,489,660	601,449	18,989,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 222  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$3,779	$(1,763)	$(59,611)	$17,968	$743,609
Net realized gain (loss) on sales of investments	(760)	(1,279)	447,719	(9,108)	(79,787)
Distributions from capital gains	242	—	—	2,734	101,811
Net change in unrealized appreciation or depreciation of investments	(7,850)	(5,776)	(837,408)	(50,378)	(2,160,653)

Net increase (decrease) in net assets resulting from operations	(4,589)	(8,818)	(449,300)	(38,784)	(1,395,020)

Contract transactions

Contract purchase payments	11,601	152,525	284,859	32,820	130,218
Net transfers(1)	185,735	6,655	(418,804)	(137,822)	(1,797,882)
Transfers for policy loans	—	—	22,363	—	(2,315)
Adjustments to net assets allocated to contracts in payment period	—	—	(3,361)	—	(2,179)
Contract charges	(115)	(40)	(15,917)	(65)	(18,185)
Contract terminations:
Surrender benefits	(790)	(635)	(1,530,580)	(1,322)	(1,615,589)
Death benefits	—	—	(125,240)	—	(113,036)

Increase (decrease) from contract transactions	196,431	158,505	(1,786,680)	(106,389)	(3,418,968)

Net assets at beginning of year	—	261,578	15,698,778	513,138	17,482,014

Net assets at end of year	$191,842	$411,265	$13,462,798	$367,965	$12,668,026

Accumulation unit activity

Units outstanding at beginning of year	—	230,232	7,079,354	452,540	9,863,758
Contract purchase payments	10,845	137,604	146,258	30,707	78,446
Net transfers(1)	200,583	5,761	(219,203)	(126,514)	(1,142,884)
Transfers for policy loans	—	—	11,641	—	(1,432)
Contract charges	(122)	(36)	(7,021)	(60)	(11,159)
Contract terminations:
Surrender benefits	(504)	(596)	(663,778)	(1,222)	(921,416)
Death benefits	—	—	(50,561)	—	(65,996)

Units outstanding at end of year	210,802	372,965	6,296,690	355,451	7,799,317

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  223

Statements of Changes in Net Assets

	Col VP Hi	Col VP Hi	Col VP	Col VP	Col VP
	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$37,145	$1,074,849	$340,319	$1,390,990	$848
Net realized gain (loss) on sales of investments	3,444	431,223	(71,087)	(269,920)	5,218
Distributions from capital gains	—	—	288,144	1,099,750	—
Net change in unrealized appreciation or depreciation of investments	(8,561)	(539,549)	(491,038)	(1,792,981)	23,036

Net increase (decrease) in net assets resulting from operations	32,028	966,523	66,338	427,839	29,102

Contract transactions

Contract purchase payments	151,682	152,586	74,465	90,421	16,196
Net transfers(1)	(56,184)	(379,259)	5,840,797	(1,460,868)	(53,438)
Transfers for policy loans	—	(705)	505	(1,829)	—
Adjustments to net assets allocated to contracts in payment period	—	(11,586)	(4,777)	(1,880)	—
Contract charges	(83)	(9,961)	(5,521)	(18,425)	(19)
Contract terminations:
Surrender benefits	(26,082)	(2,917,684)	(313,598)	(1,028,415)	(1,076)
Death benefits	—	(179,923)	(60,183)	(117,149)	—

Increase (decrease) from contract transactions	69,333	(3,346,532)	5,531,688	(2,538,145)	(38,337)

Net assets at beginning of year	646,635	20,697,312	428,518	12,200,707	167,544

Net assets at end of year	$747,996	$18,317,303	$6,026,544	$10,090,401	$158,309

Accumulation unit activity

Units outstanding at beginning of year	500,804	9,759,131	335,576	7,235,143	138,289
Contract purchase payments	117,288	71,184	61,022	52,830	12,307
Net transfers(1)	(44,112)	(192,024)	4,987,584	(857,831)	(41,967)
Transfers for policy loans	—	(900)	549	(1,027)	—
Contract charges	(63)	(4,651)	(5,206)	(10,784)	(14)
Contract terminations:
Surrender benefits	(19,706)	(1,311,754)	(288,483)	(592,750)	(846)
Death benefits	—	(78,970)	(51,119)	(68,180)	—

Units outstanding at end of year	554,211	8,242,016	5,039,923	5,757,401	107,769

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 224  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$33,953	$(810)	$(37,665)	$(102)	$(229,258)
Net realized gain (loss) on sales of investments	126,536	82	241,922	9	698,969
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,039,946	20,101	899,687	2,922	5,604,731

Net increase (decrease) in net assets resulting from operations	1,200,435	19,373	1,103,944	2,829	6,074,442

Contract transactions

Contract purchase payments	82,564	7,638	112,827	13,198	249,102
Net transfers(1)	(57,960)	30,723	(242,529)	2,339	(1,059,436)
Transfers for policy loans	9,441	—	(9,894)	—	17,454
Adjustments to net assets allocated to contracts in payment period	(6,465)	—	(2,056)	—	(26,832)
Contract charges	(3,178)	(2)	(5,620)	(8)	(38,936)
Contract terminations:
Surrender benefits	(624,111)	(46)	(403,558)	(16)	(2,289,892)
Death benefits	(54,990)	—	(34,693)	—	(196,583)

Increase (decrease) from contract transactions	(654,699)	38,313	(585,523)	15,513	(3,345,123)

Net assets at beginning of year	6,111,902	48,196	4,073,477	2,897	20,245,277

Net assets at end of year	$6,657,638	$105,882	$4,591,898	$21,239	$22,974,596

Accumulation unit activity

Units outstanding at beginning of year	4,915,375	35,014	5,859,612	1,915	17,790,938
Contract purchase payments	59,603	5,310	145,828	7,925	191,265
Net transfers(1)	(39,786)	19,772	(300,949)	1,382	(900,353)
Transfers for policy loans	5,918	—	(16,645)	—	7,966
Contract charges	(2,362)	(1)	(6,920)	(5)	(30,632)
Contract terminations:
Surrender benefits	(471,101)	—	(549,330)	—	(1,855,943)
Death benefits	(36,600)	—	(44,799)	—	(146,380)

Units outstanding at end of year	4,431,047	60,095	5,086,797	11,217	15,056,861

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  225

Statements of Changes in Net Assets

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 2

Operations

Investment income (loss) — net	$2,759	$(11,206)	$(29,445)	$(240,124)	$(2,848,782)
Net realized gain (loss) on sales of investments	(1,821)	(495)	15,268	17,599	1,212,725
Distributions from capital gains	3,593	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,321)	33,921	280,290	4,769,110	34,162,740

Net increase (decrease) in net assets resulting from operations	1,210	22,220	266,113	4,546,585	32,526,683

Contract transactions

Contract purchase payments	122,362	2,001,366	8,354,937	40,932,323	162,641,728
Net transfers(1)	5,687	2,112,649	1,431,678	71,778,030	65,989,626
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(108)	—	(1,138)	(102,122)	(1,968,948)
Contract terminations:
Surrender benefits	(198)	(160,009)	(711)	(57,475)	(1,899,589)
Death benefits	—	—	—	—	(72,219)

Increase (decrease) from contract transactions	127,743	3,954,006	9,784,766	112,550,756	224,690,598

Net assets at beginning of year	311,041	—	—	—	152,054,221

Net assets at end of year	$439,994	$3,976,226	$10,050,879	$117,097,341	$409,271,502

Accumulation unit activity

Units outstanding at beginning of year	290,000	—	—	—	149,030,597
Contract purchase payments	114,054	2,000,235	8,259,125	38,816,927	152,820,579
Net transfers(1)	4,761	2,107,802	1,407,048	69,033,050	62,935,980
Transfers for policy loans	—	—	—	—	—
Contract charges	(101)	—	(1,106)	(97,823)	(1,787,146)
Contract terminations:
Surrender benefits	(116)	(160,429)	(650)	(56,188)	(1,721,706)
Death benefits	—	—	—	—	(63,443)

Units outstanding at end of year	408,598	3,947,608	9,664,417	107,695,966	361,214,861

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 226  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(73,282)	$(11,316)	$(481)	$(43,916)	$(1,234)
Net realized gain (loss) on sales of investments	810,136	(15,942)	17	187,396	8,001
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,447,500	456,343	12,878	885,786	33,405

Net increase (decrease) in net assets resulting from operations	3,184,354	429,085	12,414	1,029,266	40,172

Contract transactions

Contract purchase payments	197,733	85,787	2,308	64,373	14,372
Net transfers(1)	(1,042,606)	72,510	577	(151,381)	(11,948)
Transfers for policy loans	3,609	(3,790)	—	11,073	—
Adjustments to net assets allocated to contracts in payment period	—	(786)	—	(4,443)	—
Contract charges	(15,120)	(1,571)	(9)	(2,420)	(28)
Contract terminations:
Surrender benefits	(963,665)	(186,291)	(175)	(404,389)	(1,085)
Death benefits	(116,286)	(12,972)	—	(78,395)	—

Increase (decrease) from contract transactions	(1,936,335)	(47,113)	2,701	(565,582)	1,311

Net assets at beginning of year	10,190,767	2,259,263	41,306	3,771,386	108,392

Net assets at end of year	$11,438,786	$2,641,235	$56,421	$4,235,070	$149,875

Accumulation unit activity

Units outstanding at beginning of year	8,483,963	2,207,192	35,081	3,123,359	80,723
Contract purchase payments	142,045	79,880	1,688	46,482	9,119
Net transfers(1)	(762,278)	65,312	329	(105,898)	(6,760)
Transfers for policy loans	2,596	(2,948)	—	8,756	—
Contract charges	(10,615)	(1,423)	(7)	(1,764)	(18)
Contract terminations:
Surrender benefits	(695,055)	(170,028)	(109)	(287,099)	(713)
Death benefits	(83,845)	(11,551)	—	(53,340)	—

Units outstanding at end of year	7,076,811	2,166,434	36,982	2,730,496	82,351

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  227

Statements of Changes in Net Assets

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2(2)	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(36,412)	$(333)	$(67,916)	$(1,068)	$(10,557)
Net realized gain (loss) on sales of investments	194,143	(15)	710,275	929	95,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,065,485	(643)	1,354,958	31,682	274,874

Net increase (decrease) in net assets resulting from operations	1,223,216	(991)	1,997,317	31,543	360,231

Contract transactions

Contract purchase payments	63,932	1,438	775,872	46,953	12,200
Net transfers(1)	137,517	89,753	(397,946)	78,465	116,619
Transfers for policy loans	(139)	—	13,448	—	142
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(3,836)	(7)	(3,113)	(11)	(573)
Contract terminations:
Surrender benefits	(359,688)	(1,358)	(1,111,530)	(32)	(92,920)
Death benefits	(44,364)	—	—	—	(9,972)

Increase (decrease) from contract transactions	(206,578)	89,826	(723,269)	125,375	25,496

Net assets at beginning of year	3,425,600	—	6,742,926	19,627	1,014,868

Net assets at end of year	$4,442,238	$88,835	$8,016,974	$176,545	$1,400,595

Accumulation unit activity

Units outstanding at beginning of year	2,521,410	—	5,966,435	14,224	818,409
Contract purchase payments	39,866	1,297	562,274	27,355	8,415
Net transfers(1)	91,394	93,526	(271,690)	53,197	67,697
Transfers for policy loans	(23)	—	10,461	—	100
Contract charges	(2,334)	(7)	(2,418)	(6)	(389)
Contract terminations:
Surrender benefits	(212,859)	(1,333)	(864,675)	—	(62,179)
Death benefits	(25,663)	—	—	—	(6,654)

Units outstanding at end of year	2,411,791	93,483	5,400,387	94,770	825,399

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 228  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP	Col VP US	Col VP US
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Govt Mtge,	Govt Mtge,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(645)	$(22,110)	$17,555	$(1,382)	$(27,509)
Net realized gain (loss) on sales of investments	1,095	138,443	(1,583)	2	24,649
Distributions from capital gains	—	—	13,734	—	—
Net change in unrealized appreciation or depreciation of investments	24,340	821,643	(35,595)	(6,340)	(288,827)

Net increase (decrease) in net assets resulting from operations	24,790	937,976	(5,889)	(7,720)	(291,687)

Contract transactions

Contract purchase payments	9,819	28,234	163,416	61,295	97,161
Net transfers(1)	3,261	397,541	(136,251)	(65,420)	(1,801,402)
Transfers for policy loans	—	765	—	—	(3,811)
Adjustments to net assets allocated to contracts in payment period	—	(1,003)	—	—	(6,701)
Contract charges	(21)	(1,688)	(97)	(29)	(6,145)
Contract terminations:
Surrender benefits	(110)	(393,286)	(1,318)	(2,116)	(1,689,499)
Death benefits	—	—	—	—	(262,604)

Increase (decrease) from contract transactions	12,949	30,563	25,750	(6,270)	(3,673,001)

Net assets at beginning of year	50,897	2,022,644	471,799	308,248	12,363,063

Net assets at end of year	$88,636	$2,991,183	$491,660	$294,258	$8,398,375

Accumulation unit activity

Units outstanding at beginning of year	37,794	1,320,884	448,600	304,475	9,924,056
Contract purchase payments	5,740	14,136	158,060	62,093	78,990
Net transfers(1)	1,629	221,546	(133,363)	(65,232)	(1,511,675)
Transfers for policy loans	—	425	—	—	(2,921)
Contract charges	(12)	(885)	(92)	(30)	(5,126)
Contract terminations:
Surrender benefits	(70)	(202,806)	(1,103)	(2,186)	(1,348,997)
Death benefits	—	—	—	—	(227,753)

Units outstanding at end of year	45,081	1,353,300	472,102	299,120	6,906,574

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  229

Statements of Changes in Net Assets

	CS	Drey	DWS Alt	EV VT	Fid VIP
	Commodity	VIF Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Year ended Dec. 31, 2013 (continued)	Return	Serv	Cl B	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(20,559)	$3,374	$4,952	$300,087	$(22,818)
Net realized gain (loss) on sales of investments	(291,951)	5,005	(1,862)	45,190	794,142
Distributions from capital gains	—	—	—	70,054	7,542
Net change in unrealized appreciation or depreciation of investments	36,863	37,006	(7,093)	(86,083)	5,950,878

Net increase (decrease) in net assets resulting from operations	(275,647)	45,385	(4,003)	329,248	6,729,744

Contract transactions

Contract purchase payments	53,778	8,340	97,942	141,962	858,163
Net transfers(1)	(222,040)	155,604	286,891	2,129,427	614,569
Transfers for policy loans	917	95	46	(558)	3,897
Adjustments to net assets allocated to contracts in payment period	—	—	—	(655)	(8,541)
Contract charges	(1,675)	(200)	(321)	(12,499)	(16,560)
Contract terminations:
Surrender benefits	(320,799)	(23,617)	(32,596)	(1,117,257)	(3,050,606)
Death benefits	(7,824)	—	(7,507)	(46,659)	(65,823)

Increase (decrease) from contract transactions	(497,643)	140,222	344,455	1,093,761	(1,664,901)

Net assets at beginning of year	2,709,282	222,335	310,823	11,023,245	23,382,430

Net assets at end of year	$1,935,992	$407,942	$651,275	$12,446,254	$28,447,273

Accumulation unit activity

Units outstanding at beginning of year	3,157,013	210,246	310,157	8,845,277	19,206,599
Contract purchase payments	66,414	7,371	98,346	111,884	614,524
Net transfers(1)	(279,218)	133,939	284,677	1,681,592	442,509
Transfers for policy loans	1,070	81	46	(395)	2,325
Contract charges	(2,124)	(173)	(320)	(9,860)	(11,786)
Contract terminations:
Surrender benefits	(399,485)	(20,650)	(32,827)	(875,803)	(2,235,930)
Death benefits	(9,901)	—	(7,526)	(36,874)	(47,398)

Units outstanding at end of year	2,533,769	330,814	652,553	9,715,821	17,970,843

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 230  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$12,954	$67,125	$(14,536)	$(180,061)	$1,903
Net realized gain (loss) on sales of investments	98,210	437,558	183,577	1,107,562	1,661
Distributions from capital gains	—	—	400,723	3,749,278	1,742
Net change in unrealized appreciation or depreciation of investments	305,337	2,026,093	373,703	3,966,347	113,566

Net increase (decrease) in net assets resulting from operations	416,501	2,530,776	943,467	8,643,126	118,872

Contract transactions

Contract purchase payments	20,968	106,562	28,648	589,044	12,085
Net transfers(1)	(58,245)	(228,461)	(109,468)	(986,836)	8,145
Transfers for policy loans	2,655	6,477	4,174	6,035	28
Adjustments to net assets allocated to contracts in payment period	(62)	(4,734)	(1,809)	(1,802)	—
Contract charges	(583)	(4,763)	(1,242)	(24,851)	(178)
Contract terminations:
Surrender benefits	(351,892)	(1,201,382)	(506,197)	(3,450,709)	(40,933)
Death benefits	—	(147,067)	(70,450)	(140,923)	(9,372)

Increase (decrease) from contract transactions	(387,159)	(1,473,368)	(656,344)	(4,010,042)	(30,225)

Net assets at beginning of year	1,426,321	8,507,429	2,992,896	26,834,123	423,856

Net assets at end of year	$1,455,663	$9,564,837	$3,280,019	$31,467,207	$512,503

Accumulation unit activity

Units outstanding at beginning of year	1,205,065	6,107,590	1,282,861	13,019,430	382,768
Contract purchase payments	15,180	64,607	10,494	294,441	9,763
Net transfers(1)	(42,100)	(143,724)	(40,725)	(357,274)	6,407
Transfers for policy loans	1,890	4,080	1,513	3,410	24
Contract charges	(425)	(2,927)	(468)	(10,834)	(143)
Contract terminations:
Surrender benefits	(249,021)	(749,229)	(184,148)	(1,299,159)	(33,908)
Death benefits	—	(90,735)	(25,712)	(56,356)	(7,288)

Units outstanding at end of year	930,589	5,189,662	1,043,815	11,593,658	357,623

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  231

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,	Sm Cap Val,
Period ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2(2)	Cl 2	Cl 2(2)	Cl 2

Operations

Investment income (loss) — net	$9,743	$139,499	$291,612	$(2,633)	$40,284
Net realized gain (loss) on sales of investments	65,771	3,576	(270,934)	2,569	600,666
Distributions from capital gains	19,982	31,606	—	—	164,967
Net change in unrealized appreciation or depreciation of investments	1,293,849	(106,477)	109,342	75,836	2,156,135

Net increase (decrease) in net assets resulting from operations	1,389,345	68,204	130,020	75,772	2,962,052

Contract transactions

Contract purchase payments	81,777	32,973	123,086	48,732	196,790
Net transfers(1)	267,600	3,902,332	188,595	1,834,406	(278,820)
Transfers for policy loans	4,618	—	4,851	—	2,513
Adjustments to net assets allocated to contracts in payment period	(259)	—	(861)	—	—
Contract charges	(2,483)	(705)	(5,480)	(191)	(4,540)
Contract terminations:
Surrender benefits	(711,293)	(125,130)	(832,915)	(33,915)	(1,231,229)
Death benefits	(16,735)	—	(64,465)	—	(66,842)

Increase (decrease) from contract transactions	(376,775)	3,809,470	(587,189)	1,849,032	(1,382,128)

Net assets at beginning of year	4,793,108	—	8,047,268	—	9,110,871

Net assets at end of year	$5,805,678	$3,877,674	$7,590,099	$1,924,804	$10,690,795

Accumulation unit activity

Units outstanding at beginning of year	3,619,199	—	5,008,283	—	4,575,183
Contract purchase payments	59,028	32,285	73,543	45,975	94,261
Net transfers(1)	256,367	4,034,805	228,952	1,782,377	(87,177)
Transfers for policy loans	3,406	—	2,470	—	1,016
Contract charges	(1,732)	(723)	(3,523)	(183)	(1,935)
Contract terminations:
Surrender benefits	(458,572)	(127,367)	(454,462)	(32,068)	(466,619)
Death benefits	(11,514)	—	(34,984)	—	(27,816)

Units outstanding at end of year	3,466,182	3,939,000	4,820,279	1,796,101	4,086,913

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 232  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(2)	Inst	Inst	Inst

Operations

Investment income (loss) — net	$131,774	$5,818	$(7,081)	$332	$14,668
Net realized gain (loss) on sales of investments	311,219	(2,307)	491,745	3,884	271,369
Distributions from capital gains	—	1,928	957,591	41,896	—
Net change in unrealized appreciation or depreciation of investments	2,331,367	(3,917)	1,888,461	47,979	1,746,432

Net increase (decrease) in net assets resulting from operations	2,774,360	1,522	3,330,716	94,091	2,032,469

Contract transactions

Contract purchase payments	316,904	68,028	165,161	6,692	110,453
Net transfers(1)	(461,494)	372,849	(577,520)	(729)	(453,110)
Transfers for policy loans	(8,341)	—	(6,955)	(451)	418
Adjustments to net assets allocated to contracts in payment period	—	—	(3,122)	—	(603)
Contract charges	(6,825)	(299)	(12,068)	(86)	(16,550)
Contract terminations:
Surrender benefits	(1,166,708)	(1,474)	(1,499,388)	(6,577)	(692,167)
Death benefits	(81,081)	—	(116,854)	—	(58,327)

Increase (decrease) from contract transactions	(1,407,545)	439,104	(2,050,746)	(1,151)	(1,109,886)

Net assets at beginning of year	10,887,003	—	11,302,625	276,246	6,035,267

Net assets at end of year	$12,253,818	$440,626	$12,582,595	$369,186	$6,957,850

Accumulation unit activity

Units outstanding at beginning of year	7,938,659	—	4,252,377	171,671	5,647,127
Contract purchase payments	203,816	68,803	55,052	3,519	90,512
Net transfers(1)	(296,055)	380,611	(185,019)	(553)	(359,208)
Transfers for policy loans	(5,598)	—	(2,059)	(221)	337
Contract charges	(4,503)	(300)	(3,793)	(47)	(11,963)
Contract terminations:
Surrender benefits	(713,523)	(1,038)	(479,423)	(3,616)	(543,597)
Death benefits	(58,144)	—	(40,425)	—	(45,851)

Units outstanding at end of year	7,064,652	448,076	3,596,710	170,753	4,777,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  233

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	Core Eq,
Period ended Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II(2)	Ser II	Ser I

Operations

Investment income (loss) — net	$(1,321)	$(27,301)	$1,491	$53,144	$11,389
Net realized gain (loss) on sales of investments	1,010	161,907	(1,344)	665,271	304,062
Distributions from capital gains	—	—	5,129	—	—
Net change in unrealized appreciation or depreciation of investments	94,047	1,262,120	(6,795)	2,350,211	1,768,429

Net increase (decrease) in net assets resulting from operations	93,736	1,396,726	(1,519)	3,068,626	2,083,880

Contract transactions

Contract purchase payments	6,656	27,400	26,865	157,668	82,663
Net transfers(1)	(1,539)	(477,422)	361,754	(762,619)	(179,770)
Transfers for policy loans	—	(70)	—	(5,939)	20,711
Adjustments to net assets allocated to contracts in payment period	—	(429)	—	—	(4,263)
Contract charges	(166)	(18,097)	(67)	(29,674)	(5,357)
Contract terminations:
Surrender benefits	(11,918)	(556,446)	(12,941)	(1,362,528)	(532,285)
Death benefits	—	(66,264)	—	(133,286)	(100,178)

Increase (decrease) from contract transactions	(6,967)	(1,091,328)	375,611	(2,136,378)	(718,479)

Net assets at beginning of year	247,306	4,118,653	—	9,798,269	7,784,162

Net assets at end of year	$334,075	$4,424,051	$374,092	$10,730,517	$9,149,563

Accumulation unit activity

Units outstanding at beginning of year	255,200	4,254,982	—	7,872,821	3,738,006
Contract purchase payments	6,015	24,664	25,911	107,710	35,343
Net transfers(1)	(1,453)	(405,340)	366,278	(520,430)	(73,240)
Transfers for policy loans	—	(70)	—	(4,190)	8,992
Contract charges	(150)	(14,820)	(68)	(18,974)	(2,284)
Contract terminations:
Surrender benefits	(11,358)	(502,856)	(12,754)	(922,047)	(227,130)
Death benefits	—	(58,430)	—	(87,081)	(39,890)

Units outstanding at end of year	248,254	3,298,130	379,367	6,427,809	3,439,797

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 234  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Div Divd,	Div Divd,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser I

Operations

Investment income (loss) — net	$14,322	$11,933	$(10,320)	$5,616	$(2,058)
Net realized gain (loss) on sales of investments	28,321	24,777	171,216	134,808	13,879
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	207,667	226,508	739,921	562,385	126,318

Net increase (decrease) in net assets resulting from operations	250,310	263,218	900,817	702,809	138,139

Contract transactions

Contract purchase payments	13,184	53,110	67,954	68,872	4,409
Net transfers(1)	134,044	50,786	171,936	145,974	(32,337)
Transfers for policy loans	421	95	315	2,070	(3,385)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(642)	(1,288)	(2,453)	(5,923)	(249)
Contract terminations:
Surrender benefits	(32,710)	(44,462)	(233,826)	(352,389)	(45,398)
Death benefits	(8,309)	(12,908)	(34,241)	(29,477)	(5,204)

Increase (decrease) from contract transactions	105,988	45,333	(30,315)	(170,873)	(82,164)

Net assets at beginning of year	758,493	857,814	2,286,479	4,146,775	432,019

Net assets at end of year	$1,114,791	$1,166,365	$3,156,981	$4,678,711	$487,994

Accumulation unit activity

Units outstanding at beginning of year	702,125	798,829	1,717,959	3,007,033	442,062
Contract purchase payments	10,385	46,306	45,519	46,976	3,945
Net transfers(1)	115,967	40,228	113,358	90,575	(28,793)
Transfers for policy loans	335	76	190	1,304	(3,230)
Contract charges	(501)	(1,033)	(1,529)	(4,120)	(222)
Contract terminations:
Surrender benefits	(26,292)	(35,653)	(147,254)	(231,419)	(41,751)
Death benefits	(6,661)	(10,105)	(19,452)	(19,905)	(4,469)

Units outstanding at end of year	795,358	838,648	1,708,791	2,890,444	367,542

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  235

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Tech,	Asset	Enterprise,	Flex Bond,
Period ended Dec. 31, 2013 (continued)	Ser II	Ser I	Strategy(2)	Serv	Serv(2)

Operations

Investment income (loss) — net	$(10,058)	$(11,128)	$(1,189)	$(3,444)	$1,619
Net realized gain (loss) on sales of investments	39,061	72,669	559	64,092	(208)
Distributions from capital gains	—	109,764	—	—	—
Net change in unrealized appreciation or depreciation of investments	423,847	120,664	40,472	129,089	(551)

Net increase (decrease) in net assets resulting from operations	452,850	291,969	39,842	189,737	860

Contract transactions

Contract purchase payments	17,967	12,475	24,817	11,030	92,846
Net transfers(1)	4,138	(66,559)	532,993	(29,634)	88,021
Transfers for policy loans	(7)	314	—	(913)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(973)	—
Contract charges	(567)	(3,083)	(21)	(318)	(32)
Contract terminations:
Surrender benefits	(171,655)	(105,849)	(1,127)	(115,794)	(288)
Death benefits	(2,845)	(12,036)	—	—	—

Increase (decrease) from contract transactions	(152,969)	(174,738)	556,662	(136,602)	180,547

Net assets at beginning of year	1,355,071	1,325,644	—	660,433	—

Net assets at end of year	$1,654,952	$1,442,875	$596,504	$713,568	$181,407

Accumulation unit activity

Units outstanding at beginning of year	1,387,122	1,363,247	—	829,558	—
Contract purchase payments	16,336	11,878	20,542	12,182	93,567
Net transfers(1)	(252)	(67,418)	475,120	(32,230)	89,603
Transfers for policy loans	5	346	—	(1,165)	—
Contract charges	(499)	(2,705)	(18)	(352)	(33)
Contract terminations:
Surrender benefits	(148,849)	(97,652)	(654)	(124,256)	—
Death benefits	(2,416)	(7,875)	—	—	—

Units outstanding at end of year	1,251,447	1,199,821	494,990	683,737	183,137

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 236  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn MA,
Period ended Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	Serv(2)

Operations

Investment income (loss) — net	$147	$(6,552)	$(13,010)	$69,776	$23
Net realized gain (loss) on sales of investments	97	69,320	369,903	44,501	2
Distributions from capital gains	214	—	—	—	617
Net change in unrealized appreciation or depreciation of investments	893	173,093	946,316	279,343	1,116

Net increase (decrease) in net assets resulting from operations	1,351	235,861	1,303,209	393,620	1,758

Contract transactions

Contract purchase payments	506	12,675	65,431	40,295	1,650
Net transfers(1)	15,836	(48,920)	(816,992)	(368,781)	35,564
Transfers for policy loans	—	1,047	(4,286)	(433)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(11)	(350)	(10,605)	(1,432)	(4)
Contract terminations:
Surrender benefits	(83)	(123,589)	(446,771)	(661,156)	(9)
Death benefits	—	—	(30,136)	(40,104)	—

Increase (decrease) from contract transactions	16,248	(159,137)	(1,243,359)	(1,031,611)	37,201

Net assets at beginning of year	1,493	769,420	5,165,589	3,663,731	—

Net assets at end of year	$19,092	$846,144	$5,225,439	$3,025,740	$38,959

Accumulation unit activity

Units outstanding at beginning of year	—	1,245,290	4,884,924	2,483,677	—
Contract purchase payments	248	17,879	54,668	26,219	—
Net transfers(1)	14,443	(69,751)	(691,856)	(221,510)	33,103
Transfers for policy loans	—	1,505	(3,357)	(478)	—
Contract charges	(10)	(518)	(8,899)	(936)	(4)
Contract terminations:
Surrender benefits	—	(176,897)	(373,044)	(432,931)	(8)
Death benefits	—	—	(26,197)	(27,245)	—

Units outstanding at end of year	14,681	1,017,508	3,836,239	1,826,796	33,091

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  237

Statements of Changes in Net Assets

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(20,095)	$(23,720)	$112,409	$82,246	$(15,134)
Net realized gain (loss) on sales of investments	273,059	138,668	460,545	105,767	81,448
Distributions from capital gains	138,818	23,662	177,572	—	48,524
Net change in unrealized appreciation or depreciation of investments	717,910	809,531	917,993	(136,081)	564,083

Net increase (decrease) in net assets resulting from operations	1,109,692	948,141	1,668,519	51,932	678,921

Contract transactions

Contract purchase payments	56,172	35,191	221,319	37,795	103,731
Net transfers(1)	194,505	(38,863)	(361,446)	283,101	(425,735)
Transfers for policy loans	817	1,917	(925)	(1,970)	(2,541)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,996)	—	—
Contract charges	(2,108)	(1,617)	(5,911)	(3,388)	(1,614)
Contract terminations:
Surrender benefits	(560,551)	(416,760)	(1,367,432)	(269,828)	(308,642)
Death benefits	(14,407)	(24,832)	(37,456)	(29,021)	(7,854)

Increase (decrease) from contract transactions	(325,572)	(444,964)	(1,553,847)	16,689	(642,655)

Net assets at beginning of year	3,980,923	2,621,408	9,194,267	2,819,073	2,284,813

Net assets at end of year	$4,765,043	$3,124,585	$9,308,939	$2,887,694	$2,321,079

Accumulation unit activity

Units outstanding at beginning of year	4,327,064	1,962,824	4,250,226	2,338,328	1,686,877
Contract purchase payments	52,165	22,069	116,805	30,261	66,727
Net transfers(1)	123,213	(31,442)	(183,136)	227,907	(291,505)
Transfers for policy loans	1,217	1,177	(587)	(1,529)	(1,449)
Contract charges	(1,973)	(998)	(2,586)	(2,730)	(999)
Contract terminations:
Surrender benefits	(568,149)	(267,242)	(523,221)	(215,665)	(207,875)
Death benefits	(11,885)	(14,449)	(17,118)	(23,787)	(5,500)

Units outstanding at end of year	3,921,652	1,671,939	3,640,383	2,352,785	1,246,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 238  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2013 (continued)	Cl S	Cl S	Serv	Serv	Srv

Operations

Investment income (loss) — net	$6,441	$(2,285)	$2,298	$16,495	$1,372,252
Net realized gain (loss) on sales of investments	29,454	16,668	13,607	277,626	457,300
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	194,955	176,396	251,738	1,212,754	(2,290,664)

Net increase (decrease) in net assets resulting from operations	230,850	190,779	267,643	1,506,875	(461,112)

Contract transactions

Contract purchase payments	22,834	9,003	1,209	187,078	346,961
Net transfers(1)	(222,477)	170,746	(2,717)	(248,498)	(34,410)
Transfers for policy loans	337	(2,602)	95	1,452	(1,843)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(7,021)
Contract charges	(2,965)	(189)	(198)	(2,066)	(36,827)
Contract terminations:
Surrender benefits	(113,583)	(16,433)	(54,634)	(806,566)	(3,980,311)
Death benefits	(1,635)	—	—	(40,838)	(411,048)

Increase (decrease) from contract transactions	(317,489)	160,525	(56,245)	(909,438)	(4,124,499)

Net assets at beginning of year	1,540,822	494,165	1,000,442	6,315,979	38,831,419

Net assets at end of year	$1,454,183	$845,469	$1,211,840	$6,913,416	$34,245,808

Accumulation unit activity

Units outstanding at beginning of year	1,577,770	396,540	974,937	4,463,517	25,950,693
Contract purchase payments	21,145	6,345	1,031	115,321	234,119
Net transfers(1)	(204,643)	109,327	(2,696)	(151,644)	(9,271)
Transfers for policy loans	325	(1,573)	80	824	(1,089)
Contract charges	(2,771)	(131)	(172)	(1,324)	(24,878)
Contract terminations:
Surrender benefits	(110,994)	(10,917)	(46,785)	(487,133)	(2,646,422)
Death benefits	(1,518)	—	—	(25,335)	(277,637)

Units outstanding at end of year	1,279,314	499,591	926,395	3,914,226	23,225,515

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  239

Statements of Changes in Net Assets

	Oppen Main St	PIMCO	PIMCO VIT Glb	PIMCO VIT	Put VT Global
	Sm Cap VA,	VIT All Asset,	MA Man Alloc,	Tot Return,	Hlth Care,
Period ended Dec. 31, 2013 (continued)	Serv	Advisor Cl	Adv Cl	Advisor Cl(2)	Cl IB

Operations

Investment income (loss) — net	$(5,261)	$687,912	$1,956	$1,891	$3,595
Net realized gain (loss) on sales of investments	142,909	33,161	1,277	(449)	39,930
Distributions from capital gains	28,170	—	—	2,547	45,193
Net change in unrealized appreciation or depreciation of investments	604,273	(1,017,779)	(11,689)	(10,375)	380,777

Net increase (decrease) in net assets resulting from operations	770,091	(296,706)	(8,456)	(6,386)	469,495

Contract transactions

Contract purchase payments	88,549	792,701	10,557	46,400	13,033
Net transfers(1)	(23,529)	(3,766,099)	2,009	257,150	99,004
Transfers for policy loans	(2,606)	(6,572)	—	—	(200)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,054)	(18,001)	(18)	(258)	(925)
Contract terminations:
Surrender benefits	(258,280)	(2,351,955)	(609)	(6,921)	(115,786)
Death benefits	(3,807)	(72,015)	(6,816)	—	(14,666)

Increase (decrease) from contract transactions	(200,727)	(5,421,941)	5,123	296,371	(19,540)

Net assets at beginning of year	2,057,994	22,364,779	109,715	—	1,144,547

Net assets at end of year	$2,627,358	$16,646,132	$106,382	$289,985	$1,594,502

Accumulation unit activity

Units outstanding at beginning of year	1,483,207	15,559,850	105,368	—	822,616
Contract purchase payments	49,626	618,527	10,156	156	7,484
Net transfers(1)	(16,887)	(2,772,874)	3,638	262,978	65,262
Transfers for policy loans	(1,538)	(4,327)	—	—	(142)
Contract charges	(619)	(12,590)	(18)	(260)	(547)
Contract terminations:
Surrender benefits	(148,848)	(1,642,827)	(526)	(1,328)	(69,392)
Death benefits	(1,965)	(50,129)	(6,760)	—	(8,759)

Units outstanding at end of year	1,362,976	11,695,630	111,858	261,546	816,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 240  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Royce	Third
	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,	Ave
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Invest Cl	Val

Operations

Investment income (loss) — net	$8,497	$(29,101)	$(2,346)	$(3,043)	$31,308
Net realized gain (loss) on sales of investments	(9,419)	67,742	75,821	47,876	(20,060)
Distributions from capital gains	—	—	—	24,094	—
Net change in unrealized appreciation or depreciation of investments	270,650	1,626,505	159,587	91,535	202,135

Net increase (decrease) in net assets resulting from operations	269,728	1,665,146	233,062	160,462	213,383

Contract transactions

Contract purchase payments	12,560	70,769	10,690	9,956	11,117
Net transfers(1)	(97,662)	(59,153)	20,188	(47,566)	(79,097)
Transfers for policy loans	1,964	21,832	756	986	216
Adjustments to net assets allocated to contracts in payment period	(325)	(1,291)	—	—	—
Contract charges	(917)	(5,041)	(724)	(268)	(517)
Contract terminations:
Surrender benefits	(205,158)	(450,218)	(196,828)	(167,664)	(88,702)
Death benefits	(16,525)	(73,161)	(12,062)	—	—

Increase (decrease) from contract transactions	(306,063)	(496,263)	(177,980)	(204,556)	(156,983)

Net assets at beginning of year	1,184,797	4,960,704	748,244	859,828	1,265,268

Net assets at end of year	$1,148,462	$6,129,587	$803,326	$815,734	$1,321,668

Accumulation unit activity

Units outstanding at beginning of year	886,113	3,408,704	606,921	324,859	619,146
Contract purchase payments	8,509	42,735	7,524	3,483	4,889
Net transfers(1)	(67,966)	(34,693)	13,721	(15,842)	(35,462)
Transfers for policy loans	1,334	13,098	536	341	96
Contract charges	(624)	(3,038)	(510)	(94)	(232)
Contract terminations:
Surrender benefits	(140,771)	(265,849)	(138,035)	(55,125)	(39,892)
Death benefits	(10,642)	(41,735)	(8,741)	—	—

Units outstanding at end of year	675,953	3,119,222	481,416	257,622	548,545

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  241

Statements of Changes in Net Assets

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Period ended Dec. 31, 2013 (continued)	Cl S(2)	Cl 2	Cl 4	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(257)	$(437,636)	$(853,228)	$1,417	$(781)
Net realized gain (loss) on sales of investments	4,570	680,570	6,494,829	416	2,598
Distributions from capital gains	—	—	—	4,017	—
Net change in unrealized appreciation or depreciation of investments	(11,912)	7,890,145	10,591,220	(14,382)	17,307

Net increase (decrease) in net assets resulting from operations	(7,599)	8,133,079	16,232,821	(8,532)	19,124

Contract transactions

Contract purchase payments	10,638	1,832,174	1,654,976	24,477	22,435
Net transfers(1)	65,007	7,479,131	(8,825,648)	(59,389)	(4,353)
Transfers for policy loans	—	(13,338)	(1,180)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(39)	(339,194)	(528,482)	(16)	(14)
Contract terminations:
Surrender benefits	(194)	(680,022)	(4,563,738)	(552)	(87)
Death benefits	—	(601,279)	(214,680)	—	—

Increase (decrease) from contract transactions	75,412	7,677,472	(12,478,752)	(35,480)	17,981

Net assets at beginning of year	—	38,257,038	86,030,634	273,288	60,464

Net assets at end of year	$67,813	$54,067,589	$89,784,703	$229,276	$97,569

Accumulation unit activity

Units outstanding at beginning of year	—	31,561,956	70,793,226	247,044	45,126
Contract purchase payments	10,248	1,362,065	1,249,031	22,832	15,248
Net transfers(1)	76,790	5,605,777	(6,274,572)	(54,516)	(3,049)
Transfers for policy loans	—	(10,433)	(1,251)	—	—
Contract charges	(44)	(252,865)	(397,073)	(15)	(10)
Contract terminations:
Surrender benefits	(43)	(515,659)	(3,421,120)	(372)	(52)
Death benefits	—	(459,911)	(163,484)	—	—

Units outstanding at end of year	86,951	37,290,930	61,784,757	214,973	57,263

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 242  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP AQR Man	VP BR Gl	VP BR Gl	VP Col	VP Col
	Fut Strategy,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 2	Cl 3	Cl 2	Cl 2

Operations

Investment income (loss) — net	$452	$(3,970)	$(137,229)	$8,850	$(2,286)
Net realized gain (loss) on sales of investments	—	(5,986)	(310,834)	5,388	10,338
Distributions from capital gains	209	12,745	511,977	10,289	—
Net change in unrealized appreciation or depreciation of investments	7,041	(29,906)	(1,062,909)	88,651	55,203

Net increase (decrease) in net assets resulting from operations	7,702	(27,117)	(998,995)	113,178	63,255

Contract transactions

Contract purchase payments	65,598	79,889	93,769	219,467	29,468
Net transfers(1)	102,657	(79,010)	(4,165,020)	3,985	(19,254)
Transfers for policy loans	—	—	(174)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(16)	(78)	(31,316)	(25)	(31)
Contract terminations:
Surrender benefits	(2,830)	(2,769)	(1,522,779)	(9,757)	(464)
Death benefits	—	—	(182,376)	—	—

Increase (decrease) from contract transactions	165,409	(1,968)	(5,807,896)	213,670	9,719

Net assets at beginning of year	—	430,769	18,243,613	426,579	182,612

Net assets at end of year	$173,111	$401,684	$11,436,722	$753,427	$255,586

Accumulation unit activity

Units outstanding at beginning of year	—	371,808	13,377,899	343,711	127,150
Contract purchase payments	64,987	71,598	70,221	164,438	17,098
Net transfers(1)	104,408	(70,302)	(3,208,147)	2,492	(10,559)
Transfers for policy loans	—	—	(111)	—	—
Contract charges	(16)	(70)	(23,829)	(19)	(18)
Contract terminations:
Surrender benefits	(2,575)	(2,337)	(1,134,792)	(6,731)	(252)
Death benefits	—	—	(136,325)	—	—

Units outstanding at end of year	166,804	370,697	8,944,916	503,891	133,419

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  243

Statements of Changes in Net Assets

					VP GS
	VP	VP	VP DFA	VP EV Floating	Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2(2)

Operations

Investment income (loss) — net	$(606,125)	$(1,024,732)	$1,983	$21,118	$(121)
Net realized gain (loss) on sales of investments	2,106,469	6,369,815	(480)	(2,403)	(273)
Distributions from capital gains	—	—	—	5,736	—
Net change in unrealized appreciation or depreciation of investments	(352,675)	(3,148,685)	32,900	(3,586)	(644)

Net increase (decrease) in net assets resulting from operations	1,147,669	2,196,398	34,403	20,865	(1,038)

Contract transactions

Contract purchase payments	1,128,041	849,789	94,446	137,192	14,273
Net transfers(1)	(14,018,316)	(37,483,047)	31,484	106,138	31,118
Transfers for policy loans	4,284	216	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(415,367)	(604,479)	(26)	(47)	(2)
Contract terminations:
Surrender benefits	(3,394,027)	(7,873,597)	(264)	(6,862)	(11,165)
Death benefits	(758,393)	(2,461,753)	(48,804)	—	—

Increase (decrease) from contract transactions	(17,453,778)	(47,572,871)	76,836	236,421	34,224

Net assets at beginning of year	63,914,035	126,457,875	151,931	624,523	—

Net assets at end of year	$47,607,926	$81,081,402	$263,170	$881,809	$33,186

Accumulation unit activity

Units outstanding at beginning of year	56,492,573	111,430,849	139,375	550,671	—
Contract purchase payments	986,312	741,310	84,954	122,181	13,452
Net transfers(1)	(12,274,323)	(32,650,521)	25,791	93,051	33,161
Transfers for policy loans	3,807	250	—	—	—
Contract charges	(363,771)	(526,499)	(22)	(41)	(3)
Contract terminations:
Surrender benefits	(2,951,600)	(6,865,711)	(156)	(4,007)	(12,155)
Death benefits	(681,328)	(2,152,555)	(45,716)	—	—

Units outstanding at end of year	41,211,670	69,977,123	204,226	761,855	34,455

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 244  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	MFS Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(1,862)	$754	$2,508	$(2,518)	$(2,020)
Net realized gain (loss) on sales of investments	6,308	1,944	(4,307)	4,289	17,400
Distributions from capital gains	—	2,520	454	—	—
Net change in unrealized appreciation or depreciation of investments	42,307	35,623	(7,434)	51,583	42,640

Net increase (decrease) in net assets resulting from operations	46,753	40,841	(8,779)	53,354	58,020

Contract transactions

Contract purchase payments	53,948	47,609	36,478	25,383	74,912
Net transfers(1)	(12,191)	(2,293)	(149,846)	27,299	45,324
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(34)	(20)	(13)	(12)	(26)
Contract terminations:
Surrender benefits	(460)	(1,011)	(733)	(502)	(913)
Death benefits	(50,695)	—	—	—	—

Increase (decrease) from contract transactions	(9,432)	44,285	(114,114)	52,168	119,297

Net assets at beginning of year	156,230	208,427	270,273	184,151	153,353

Net assets at end of year	$193,551	$293,553	$147,380	$289,673	$330,670

Accumulation unit activity

Units outstanding at beginning of year	117,944	170,150	246,144	134,739	117,005
Contract purchase payments	37,894	36,428	34,077	16,677	49,400
Net transfers(1)	(7,894)	(2,039)	(141,223)	16,611	24,831
Transfers for policy loans	—	—	—	—	—
Contract charges	(22)	(16)	(12)	(8)	(17)
Contract terminations:
Surrender benefits	(299)	(746)	(544)	(294)	(546)
Death benefits	(35,004)	—	—	—	—

Units outstanding at end of year	112,619	203,777	138,442	167,725	190,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  245

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(4,037,725)	$(7,601,805)	$(1,906,890)	$(3,758,537)	$(1,207,355)
Net realized gain (loss) on sales of investments	8,038,400	27,902,470	4,765,058	26,244,884	2,814,046
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	34,334,372	58,510,473	24,631,930	33,743,095	5,214,045

Net increase (decrease) in net assets resulting from operations	38,335,047	78,811,138	27,490,098	56,229,442	6,820,736

Contract transactions

Contract purchase payments	15,755,824	5,663,249	7,951,449	4,517,458	4,848,238
Net transfers(1)	13,310,934	7,989,199	13,276,602	(25,217,920)	(8,706,979)
Transfers for policy loans	54,236	17,467	(11,674)	(102,803)	(13,945)
Adjustments to net assets allocated to contracts in payment period	(9,806)	—	(7,619)	—	—
Contract charges	(3,308,084)	(4,726,341)	(1,732,710)	(2,331,991)	(791,558)
Contract terminations:
Surrender benefits	(10,470,984)	(51,727,791)	(5,430,445)	(21,410,112)	(2,834,462)
Death benefits	(2,691,450)	(6,977,251)	(1,277,259)	(1,138,253)	(1,517,465)

Increase (decrease) from contract transactions	12,640,670	(49,761,468)	12,768,344	(45,683,621)	(9,016,171)

Net assets at beginning of year	365,766,053	778,788,085	176,036,050	375,620,981	116,533,351

Net assets at end of year	$416,741,770	$807,837,755	$216,294,492	$386,166,802	$114,337,916

Accumulation unit activity

Units outstanding at beginning of year	306,958,510	652,210,178	145,874,791	310,574,215	100,586,815
Contract purchase payments	12,632,200	4,511,762	6,157,622	3,484,739	4,137,812
Net transfers(1)	10,889,354	6,677,432	10,409,035	(17,176,030)	(7,238,627)
Transfers for policy loans	43,722	13,725	(8,788)	(76,495)	(11,632)
Contract charges	(2,635,014)	(3,758,455)	(1,336,286)	(1,793,449)	(661,255)
Contract terminations:
Surrender benefits	(8,332,958)	(41,195,917)	(4,216,025)	(16,418,064)	(2,363,821)
Death benefits	(2,209,537)	(5,569,001)	(957,120)	(880,267)	(1,275,685)

Units outstanding at end of year	317,346,277	612,889,724	155,923,229	277,714,649	93,173,607

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 246  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

				VP Nuveen
	VP Mod	VP MS	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(2,041,593)	$16,260	$(3,142)	$(599)	$(1,703)
Net realized gain (loss) on sales of investments	10,931,356	2,100	3,245	2,661	6,430
Distributions from capital gains	—	10,078	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,622,123	(23,441)	71,199	17,091	40,062

Net increase (decrease) in net assets resulting from operations	12,511,886	4,997	71,302	19,153	44,789

Contract transactions

Contract purchase payments	1,638,021	113,962	3,141	11,023	72,211
Net transfers(1)	(33,310,426)	10,758	53,424	3,911	151
Transfers for policy loans	24,134	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,129,098)	(61)	(6)	(21)	(16)
Contract terminations:
Surrender benefits	(13,704,310)	(1,176)	(331)	(54)	(34)
Death benefits	(1,541,588)	—	—	—	(51,115)

Increase (decrease) from contract transactions	(48,023,267)	123,483	56,228	14,859	21,197

Net assets at beginning of year	228,478,572	234,634	248,063	51,476	108,834

Net assets at end of year	$192,967,191	$363,114	$375,593	$85,488	$174,820

Accumulation unit activity

Units outstanding at beginning of year	196,021,868	170,292	183,439	38,803	78,202
Contract purchase payments	1,361,115	82,065	2,034	6,929	45,028
Net transfers(1)	(27,694,470)	7,561	34,323	1,790	937
Transfers for policy loans	20,112	—	—	—	—
Contract charges	(939,968)	(43)	(4)	(14)	(10)
Contract terminations:
Surrender benefits	(11,417,033)	(779)	(198)	(38)	(12)
Death benefits	(1,288,301)	—	—	—	(31,926)

Units outstanding at end of year	156,063,323	259,096	219,594	47,470	92,219

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  247

Statements of Changes in Net Assets

	VP Ptnrs	VP Ptnrs	VP TCW	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Core Plus Bond,	Intl Eq,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2(2)

Operations

Investment income (loss) — net	$(2,019)	$(79,394)	$(505)	$430	$10
Net realized gain (loss) on sales of investments	10,802	704,999	(293)	833	8
Distributions from capital gains	—	—	1,419	1,199	—
Net change in unrealized appreciation or depreciation of investments	47,681	1,985,218	(4,144)	9,999	1,105

Net increase (decrease) in net assets resulting from operations	56,464	2,610,823	(3,523)	12,461	1,123

Contract transactions

Contract purchase payments	12,531	83,285	15,781	31,963	2,550
Net transfers(1)	(28,694)	(979,095)	12,461	10,014	31,615
Transfers for policy loans	—	(3,435)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(9)	(18,895)	(24)	(3)	(2)
Contract terminations:
Surrender benefits	(5,012)	(966,913)	(129)	(219)	(236)
Death benefits	—	(46,616)	—	—	—

Increase (decrease) from contract transactions	(21,184)	(1,931,669)	28,089	41,755	33,927

Net assets at beginning of year	178,710	8,577,278	100,598	42,333	—

Net assets at end of year	$213,990	$9,256,432	$125,164	$96,549	$35,050

Accumulation unit activity

Units outstanding at beginning of year	136,820	4,411,182	94,596	34,383	—
Contract purchase payments	8,463	40,251	15,132	24,954	879
Net transfers(1)	(19,243)	(461,713)	12,162	6,732	31,029
Transfers for policy loans	—	(1,126)	—	—	—
Contract charges	(6)	(8,217)	(24)	(2)	(2)
Contract terminations:
Surrender benefits	(3,167)	(404,364)	(50)	(28)	(160)
Death benefits	—	(18,647)	—	—	—

Units outstanding at end of year	122,867	3,557,366	121,816	66,039	31,746

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 248  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(1,862)	$(32,226)	$(3,490)	$(5,507)	$(1,085)
Net realized gain (loss) on sales of investments	3,832	249,344	2,468	36,428	(1,207)
Distributions from capital gains	—	—	—	—	2,240
Net change in unrealized appreciation or depreciation of investments	37,813	648,569	91,321	144,218	(4,226)

Net increase (decrease) in net assets resulting from operations	39,783	865,687	90,299	175,139	(4,278)

Contract transactions

Contract purchase payments	1,374	69,577	12,681	7,875	97,530
Net transfers(1)	3,986	(468,071)	8,735	83,574	(66,642)
Transfers for policy loans	—	487	—	47	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(23)	(11,460)	(29)	(404)	(45)
Contract terminations:
Surrender benefits	(66)	(248,709)	(497)	(48,182)	(2,396)
Death benefits	—	(6,793)	—	(6,162)	—

Increase (decrease) from contract transactions	5,271	(664,969)	20,890	36,748	28,447

Net assets at beginning of year	148,502	3,468,083	255,055	474,771	231,884

Net assets at end of year	$193,556	$3,668,801	$366,244	$686,658	$256,053

Accumulation unit activity

Units outstanding at beginning of year	122,428	3,336,350	194,934	355,786	226,554
Contract purchase payments	1,160	59,013	8,501	4,875	96,342
Net transfers(1)	3,689	(398,680)	5,608	53,834	(66,054)
Transfers for policy loans	—	416	—	30	—
Contract charges	(16)	(9,531)	(19)	(254)	(45)
Contract terminations:
Surrender benefits	(41)	(208,572)	(297)	(30,900)	(2,250)
Death benefits	—	(6,009)	—	(3,957)	—

Units outstanding at end of year	127,220	2,772,987	208,727	379,414	254,547

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  249

Statements of Changes in Net Assets

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Year ended Dec. 31, 2013 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$289,227	$(172,504)	$18,301	$35,069	$(29,097)
Net realized gain (loss) on sales of investments	688,747	1,101,253	108,875	62,309	202,679
Distributions from capital gains	1,153,910	1,997,135	—	140,976	—
Net change in unrealized appreciation or depreciation of investments	1,134,038	3,513,458	282,037	249,820	882,058

Net increase (decrease) in net assets resulting from operations	3,265,922	6,439,342	409,213	488,174	1,055,640

Contract transactions

Contract purchase payments	249,414	306,997	37,973	36,962	71,504
Net transfers(1)	(589,895)	(1,432,790)	(223,322)	(229,013)	(356,521)
Transfers for policy loans	3,601	2,106	(4,142)	475	2,863
Adjustments to net assets allocated to contracts in payment period	(1,042)	(3,614)	—	(1,156)	(4,738)
Contract charges	(18,300)	(18,822)	(1,720)	(5,019)	(1,781)
Contract terminations:
Surrender benefits	(2,344,913)	(2,905,309)	(342,632)	(228,863)	(327,922)
Death benefits	(135,278)	(134,390)	—	(12,566)	(8,041)

Increase (decrease) from contract transactions	(2,836,413)	(4,185,822)	(533,843)	(439,180)	(624,636)

Net assets at beginning of year	16,768,328	21,704,030	2,481,175	2,889,441	3,917,454

Net assets at end of year	$17,197,837	$23,957,550	$2,356,545	$2,938,435	$4,348,458

Accumulation unit activity

Units outstanding at beginning of year	8,915,303	10,945,577	1,680,330	2,505,930	2,419,149
Contract purchase payments	123,883	131,674	22,998	30,604	40,655
Net transfers(1)	(294,935)	(621,922)	(145,628)	(192,811)	(197,928)
Transfers for policy loans	2,083	1,379	(2,313)	352	1,493
Contract charges	(8,673)	(8,120)	(1,045)	(4,332)	(988)
Contract terminations:
Surrender benefits	(1,064,653)	(1,193,428)	(207,545)	(179,395)	(172,162)
Death benefits	(61,528)	(56,320)	—	(9,948)	(3,403)

Units outstanding at end of year	7,611,480	9,198,840	1,346,797	2,150,400	2,086,816

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 250  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	WF Adv VT	WA Var Global
	Sm Cap Gro,	Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl II(2)

Operations

Investment income (loss) — net	$(38,237)	$2,767
Net realized gain (loss) on sales of investments	289,862	40
Distributions from capital gains	211,091	—
Net change in unrealized appreciation or depreciation of investments	1,167,076	(1,951)

Net increase (decrease) in net assets resulting from operations	1,629,792	856

Contract transactions

Contract purchase payments	214,028	6,717
Net transfers(1)	(602,187)	45,927
Transfers for policy loans	1,002	—
Adjustments to net assets allocated to contracts in payment period	—	—
Contract charges	(2,077)	(4)
Contract terminations:
Surrender benefits	(487,762)	(335)
Death benefits	(68,195)	—

Increase (decrease) from contract transactions	(945,191)	52,305

Net assets at beginning of year	3,860,605	—

Net assets at end of year	$4,545,206	$53,161

Accumulation unit activity

Units outstanding at beginning of year	2,493,280	—
Contract purchase payments	121,819	5,117
Net transfers(1)	(331,776)	46,011
Transfers for policy loans	490	—
Contract charges	(1,115)	(4)
Contract terminations:
Surrender benefits	(259,295)	(195)
Death benefits	(35,655)	—

Units outstanding at end of year	1,987,748	50,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  251

Statements of Changes in Net Assets

	AB VPS Global	AB VPS	AB VPS	AB VPS	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl I

Operations

Investment income (loss) — net	$(12,362)	$27,986	$51,434	$(2,864)	$194
Net realized gain (loss) on sales of investments	(16,851)	(71,654)	(1,059,789)	9,452	2,721
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	187,279	1,015,423	2,528,844	33,914	82,795

Net increase (decrease) in net assets resulting from operations	158,066	971,755	1,520,489	40,502	85,710

Contract transactions

Contract purchase payments	39,637	147,282	305,706	13,850	9,550
Net transfers(1)	(106,956)	(80,818)	(1,432,648)	135,317	(80,025)
Transfers for policy loans	638	(9,558)	5,790	495	315
Adjustments to net assets allocated to contracts in payment period	—	—	(3,663)	—	—
Contract charges	(1,815)	(4,242)	(16,375)	(189)	(201)
Contract terminations:
Surrender benefits	(90,296)	(1,304,794)	(1,426,183)	(11,592)	(33,667)
Death benefits	(47,236)	(70,183)	(104,743)	—	—

Increase (decrease) from contract transactions	(206,028)	(1,322,313)	(2,672,116)	137,881	(104,028)

Net assets at beginning of year	1,361,841	6,434,307	12,694,888	200,480	489,031

Net assets at end of year	$1,313,879	$6,083,749	$11,543,261	$378,863	$470,713

Accumulation unit activity

Units outstanding at beginning of year	1,354,846	5,754,848	11,102,102	183,232	573,700
Contract purchase payments	36,856	116,415	281,718	10,597	10,144
Net transfers(1)	(100,290)	(52,313)	(1,206,849)	115,947	(86,086)
Transfers for policy loans	547	(7,136)	2,115	405	335
Contract charges	(1,671)	(3,451)	(13,309)	(152)	(213)
Contract terminations:
Surrender benefits	(85,735)	(1,053,951)	(1,094,983)	(9,174)	(38,598)
Death benefits	(43,161)	(60,350)	(95,651)	—	—

Units outstanding at end of year	1,161,392	4,694,062	8,975,143	300,855	459,282

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 252  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Operations

Investment income (loss) — net	$(3,036)	$42,010	$(22,608)	$10,815	$132,010
Net realized gain (loss) on sales of investments	14,279	113,651	53,133	(14,486)	(159,672)
Distributions from capital gains	—	239,691	—	—	—
Net change in unrealized appreciation or depreciation of investments	352,428	221,766	257,482	132,809	1,911,476

Net increase (decrease) in net assets resulting from operations	363,671	617,118	288,007	129,138	1,883,814

Contract transactions

Contract purchase payments	27,901	58,884	16,778	21,490	378,986
Net transfers(1)	(99,910)	31,960	45,036	(29,370)	78,326
Transfers for policy loans	1,188	948	322	—	1,876
Adjustments to net assets allocated to contracts in payment period	(161)	—	—	—	(3,486)
Contract charges	(892)	(3,041)	(1,948)	(510)	(7,794)
Contract terminations:
Surrender benefits	(192,471)	(497,371)	(141,422)	(108,110)	(1,997,841)
Death benefits	(742)	(24,073)	(7,928)	(6,323)	(77,287)

Increase (decrease) from contract transactions	(265,087)	(432,693)	(89,162)	(122,823)	(1,627,220)

Net assets at beginning of year	1,967,757	4,171,762	2,273,204	1,008,538	14,195,525

Net assets at end of year	$2,066,341	$4,356,187	$2,472,049	$1,014,853	$14,452,119

Accumulation unit activity

Units outstanding at beginning of year	1,634,753	3,660,919	2,070,769	567,744	10,663,280
Contract purchase payments	21,463	45,205	13,888	11,091	297,299
Net transfers(1)	(74,375)	56,791	34,935	(15,892)	173,387
Transfers for policy loans	933	842	252	—	1,275
Contract charges	(672)	(2,450)	(1,609)	(267)	(5,480)
Contract terminations:
Surrender benefits	(150,748)	(432,474)	(117,412)	(56,994)	(1,330,256)
Death benefits	(599)	(18,364)	(6,390)	(3,282)	(58,695)

Units outstanding at end of year	1,430,755	3,310,469	1,994,433	502,400	9,740,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  253

Statements of Changes in Net Assets

	BlackRock	Calvert	CB Var	Col VP	Col VP
	Global Alloc,	VP SRI	Sm Cap Gro,	Bal,	Cash Mgmt,
Period ended Dec. 31, 2012 (continued)	Cl III(2)	Bal	Cl I	Cl 3	Cl 2

Operations

Investment income (loss) — net	$6,503	$5,455	$(4,237)	$(106,734)	$(4,111)
Net realized gain (loss) on sales of investments	158	13,975	20,969	191,733	3
Distributions from capital gains	1,834	—	35,219	—	—
Net change in unrealized appreciation or depreciation of investments	7,737	135,648	70,947	1,110,958	—

Net increase (decrease) in net assets resulting from operations	16,232	155,078	122,898	1,195,957	(4,108)

Contract transactions

Contract purchase payments	55,660	34,800	21,474	239,504	346,339
Net transfers(1)	496,846	668	133,665	(185,683)	(964,404)
Transfers for policy loans	—	2,157	1,196	13,619	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(20,643)	—
Contract charges	(59)	(973)	(306)	(7,689)	(51)
Contract terminations:
Surrender benefits	(1,251)	(210,390)	(48,368)	(975,720)	(12,518)
Death benefits	—	(50,055)	—	(293,566)	—

Increase (decrease) from contract transactions	551,196	(223,793)	107,661	(1,230,178)	(630,634)

Net assets at beginning of year	—	1,669,430	622,458	9,600,253	973,640

Net assets at end of year	$567,428	$1,600,715	$853,017	$9,566,032	$338,898

Accumulation unit activity

Units outstanding at beginning of year	—	1,560,050	590,294	6,971,397	975,775
Contract purchase payments	54,762	27,928	18,123	178,503	346,327
Net transfers(1)	496,930	190	114,373	(141,565)	(983,700)
Transfers for policy loans	—	1,873	991	8,133	—
Contract charges	(59)	(828)	(257)	(5,127)	(53)
Contract terminations:
Surrender benefits	(627)	(183,008)	(39,835)	(681,465)	(6,639)
Death benefits	—	(45,950)	—	(201,801)	—

Units outstanding at end of year	551,006	1,360,255	683,689	6,128,075	331,710

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 254  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(209,518)	$20,230	$1,590,653	$(2,929)	$(366,649)
Net realized gain (loss) on sales of investments	2,136	986	689,651	479	1,362,520
Distributions from capital gains	—	18,471	1,403,137	—	—
Net change in unrealized appreciation or depreciation of investments	(2,142)	2,845	(216,914)	28,485	3,802,596

Net increase (decrease) in net assets resulting from operations	(209,524)	42,532	3,466,527	26,035	4,798,467

Contract transactions

Contract purchase payments	1,119,611	496,811	813,998	251,995	696,772
Net transfers(1)	(1,892,599)	(15,259)	1,042,967	1,748	(3,982,019)
Transfers for policy loans	(10,610)	(5,000)	10,523	—	37,439
Adjustments to net assets allocated to contracts in payment period	(3,585)	—	(22,668)	—	(22,102)
Contract charges	(16,699)	(145)	(66,361)	(24)	(33,056)
Contract terminations:
Surrender benefits	(5,317,246)	(11,241)	(6,354,204)	(4,396)	(5,019,637)
Death benefits	(385,423)	(26,490)	(767,017)	—	(536,830)

Increase (decrease) from contract transactions	(6,506,551)	438,676	(5,342,762)	249,323	(8,859,433)

Net assets at beginning of year	26,433,437	510,970	55,557,809	149,612	39,786,779

Net assets at end of year	$19,717,362	$992,178	$53,681,574	$424,970	$35,725,813

Accumulation unit activity

Units outstanding at beginning of year	23,583,252	476,496	36,530,727	131,948	27,637,374
Contract purchase payments	1,027,372	446,453	528,075	203,428	439,080
Net transfers(1)	(1,702,434)	(13,812)	683,615	1,312	(2,729,046)
Transfers for policy loans	(14,442)	(4,447)	6,237	—	23,792
Contract charges	(14,921)	(129)	(42,844)	(19)	(22,960)
Contract terminations:
Surrender benefits	(4,771,075)	(9,797)	(3,930,066)	(3,446)	(3,086,441)
Death benefits	(349,624)	(23,406)	(469,827)	—	(365,701)

Units outstanding at end of year	17,758,128	871,358	33,305,917	333,223	21,896,098

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  255

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP Hi
	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,	Yield Bond,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(1,399)	$(96,888)	$6,891	$309,166	$21,450
Net realized gain (loss) on sales of investments	(3,919)	429,796	784	258,169	429
Distributions from capital gains	4,461	347,955	2,581	93,795	—
Net change in unrealized appreciation or depreciation of investments	42,384	2,128,901	14,385	279,051	26,963

Net increase (decrease) in net assets resulting from operations	41,527	2,809,764	24,641	940,181	48,842

Contract transactions

Contract purchase payments	59,476	315,226	131,861	197,792	318,266
Net transfers(1)	(4,272)	(1,301,167)	(41,125)	(268,303)	73,524
Transfers for policy loans	—	20,651	—	10,925	—
Adjustments to net assets allocated to contracts in payment period	—	(4,013)	—	(2,756)	—
Contract charges	(38)	(19,601)	(67)	(20,757)	(66)
Contract terminations:
Surrender benefits	(4,055)	(1,920,601)	(5,739)	(2,171,151)	(3,887)
Death benefits	—	(128,255)	(10,564)	(103,185)	(5,329)

Increase (decrease) from contract transactions	51,111	(3,037,760)	74,366	(2,357,435)	382,508

Net assets at beginning of year	168,940	15,926,774	414,131	18,899,268	215,285

Net assets at end of year	$261,578	$15,698,778	$513,138	$17,482,014	$646,635

Accumulation unit activity

Units outstanding at beginning of year	177,121	8,540,892	384,140	11,174,246	190,567
Contract purchase payments	60,705	170,590	120,418	114,278	257,001
Net transfers(1)	(3,967)	(730,831)	(37,466)	(158,320)	60,631
Transfers for policy loans	—	10,763	—	5,741	—
Contract charges	(36)	(9,463)	(60)	(12,233)	(55)
Contract terminations:
Surrender benefits	(3,591)	(825,847)	(5,057)	(1,197,527)	(3,074)
Death benefits	—	(76,750)	(9,435)	(62,427)	(4,266)

Units outstanding at end of year	230,232	7,079,354	452,540	9,863,758	500,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 256  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP Hi	Col VP	Col VP	Col VP	Col VP
	Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$1,324,107	$20,469	$688,845	$837	$26,193
Net realized gain (loss) on sales of investments	293,224	(78)	109,826	(228)	(16,365)
Distributions from capital gains	—	7,729	248,490	—	—
Net change in unrealized appreciation or depreciation of investments	1,206,982	20,438	515,144	22,371	932,995

Net increase (decrease) in net assets resulting from operations	2,824,313	48,558	1,562,305	22,980	942,823

Contract transactions

Contract purchase payments	231,392	76,272	106,928	15,890	149,518
Net transfers(1)	(183,935)	2,123	328,566	3,043	(580,566)
Transfers for policy loans	11,922	—	5,055	—	14,644
Adjustments to net assets allocated to contracts in payment period	(10,601)	—	(1,821)	—	(5,791)
Contract charges	(11,121)	(45)	(19,852)	(21)	(3,638)
Contract terminations:
Surrender benefits	(2,532,469)	(1,268)	(1,370,588)	(6,196)	(929,698)
Death benefits	(151,953)	(5,328)	(27,115)	—	(62,223)

Increase (decrease) from contract transactions	(2,646,765)	71,754	(978,827)	12,716	(1,417,754)

Net assets at beginning of year	20,519,764	308,206	11,617,229	131,848	6,586,833

Net assets at end of year	$20,697,312	$428,518	$12,200,707	$167,544	$6,111,902

Accumulation unit activity

Units outstanding at beginning of year	11,018,299	273,252	7,832,176	126,867	6,258,353
Contract purchase payments	124,384	63,996	67,562	13,863	129,947
Net transfers(1)	(55,984)	3,544	219,951	3,008	(579,666)
Transfers for policy loans	6,174	—	3,158	—	12,956
Contract charges	(5,630)	(37)	(12,392)	(19)	(3,165)
Contract terminations:
Surrender benefits	(1,251,880)	(884)	(858,170)	(5,430)	(854,195)
Death benefits	(76,232)	(4,295)	(17,142)	—	(48,855)

Units outstanding at end of year	9,759,131	335,576	7,235,143	138,289	4,915,375

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  257

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP Limited
	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,	Duration Cr,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(16)	$(35,693)	$(15)	$(220,043)	$1,934
Net realized gain (loss) on sales of investments	—	117,407	8	60,572	517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	50	627,505	15	2,703,610	4,996

Net increase (decrease) in net assets resulting from operations	34	709,219	8	2,544,139	7,447

Contract transactions

Contract purchase payments	47,932	88,294	144	385,029	84,643
Net transfers(1)	—	(248,820)	2,328	(699,184)	101,580
Transfers for policy loans	—	17,344	—	37,904	—
Adjustments to net assets allocated to contracts in payment period	—	(1,823)	—	(24,990)	—
Contract charges	(2)	(5,726)	(2)	(40,693)	(38)
Contract terminations:
Surrender benefits	—	(335,510)	—	(2,347,025)	(1,003)
Death benefits	—	(51,680)	—	(166,419)	(10,586)

Increase (decrease) from contract transactions	47,930	(537,921)	2,470	(2,855,378)	174,596

Net assets at beginning of year	232	3,902,179	419	20,556,516	128,998

Net assets at end of year	$48,196	$4,073,477	$2,897	$20,245,277	$311,041

Accumulation unit activity

Units outstanding at beginning of year	94	6,775,006	229	20,463,879	125,941
Contract purchase payments	34,921	124,189	73	363,604	80,207
Net transfers(1)	—	(489,911)	1,614	(679,321)	94,627
Transfers for policy loans	—	29,105	—	31,471	—
Contract charges	(1)	(8,527)	(1)	(38,808)	(36)
Contract terminations:
Surrender benefits	—	(511,297)	—	(2,207,651)	(798)
Death benefits	—	(58,953)	—	(142,236)	(9,941)

Units outstanding at end of year	35,014	5,859,612	1,915	17,790,938	290,000

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 258  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP Man	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid
	Vol Mod Gro,	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 1	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(516,597)	$(28,071)	$324	$(195)	$(43,097)
Net realized gain (loss) on sales of investments	9,850	938,254	(153,363)	(38)	136,191
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,620,753	444,199	515,408	2,065	301,742

Net increase (decrease) in net assets resulting from operations	3,114,006	1,354,382	362,369	1,832	394,836

Contract transactions

Contract purchase payments	141,163,700	210,775	76,261	21,195	135,137
Net transfers(1)	7,835,952	(2,254,868)	(335,843)	(192)	(193,724)
Transfers for policy loans	—	3,256	1,896	—	10,823
Adjustments to net assets allocated to contracts in payment period	—	—	(705)	—	(4,451)
Contract charges	—	(16,563)	(1,728)	(9)	(2,781)
Contract terminations:
Surrender benefits	(59,437)	(1,243,780)	(213,830)	(56)	(458,415)
Death benefits	—	(89,645)	(20,558)	—	(43,034)

Increase (decrease) from contract transactions	148,940,215	(3,390,825)	(494,507)	20,938	(556,445)

Net assets at beginning of year	—	12,227,210	2,391,401	18,536	3,932,995

Net assets at end of year	$152,054,221	$10,190,767	$2,259,263	$41,306	$3,771,386

Accumulation unit activity

Units outstanding at beginning of year	—	11,321,827	2,737,610	17,273	3,564,218
Contract purchase payments	141,297,653	176,891	79,725	18,035	103,531
Net transfers(1)	7,791,794	(1,858,307)	(356,111)	(171)	(134,417)
Transfers for policy loans	—	2,791	1,979	—	12,436
Contract charges	—	(13,659)	(1,843)	(8)	(2,341)
Contract terminations:
Surrender benefits	(58,850)	(1,071,108)	(232,716)	(48)	(380,021)
Death benefits	—	(74,472)	(21,452)	—	(40,047)

Units outstanding at end of year	149,030,597	8,483,963	2,207,192	35,081	3,123,359

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  259

Statements of Changes in Net Assets

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(924)	$(32,065)	$(59,490)	$(181)	$(8,564)
Net realized gain (loss) on sales of investments	218	29,192	316,573	116	19,676
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,406	579,503	632,799	2,909	136,114

Net increase (decrease) in net assets resulting from operations	14,700	576,630	889,882	2,844	147,226

Contract transactions

Contract purchase payments	13,691	72,666	493,141	40	13,840
Net transfers(1)	(1,840)	(433,186)	(489,413)	(471)	104,594
Transfers for policy loans	—	701	(12,460)	—	136
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(15)	(3,780)	(3,523)	(12)	(472)
Contract terminations:
Surrender benefits	(224)	(369,399)	(616,636)	—	(99,858)
Death benefits	—	(14,372)	(34,318)	—	—

Increase (decrease) from contract transactions	11,612	(747,370)	(663,209)	(443)	18,240

Net assets at beginning of year	82,080	3,596,340	6,516,253	17,226	849,402

Net assets at end of year	$108,392	$3,425,600	$6,742,926	$19,627	$1,014,868

Accumulation unit activity

Units outstanding at beginning of year	71,650	3,110,815	6,611,268	14,641	803,542
Contract purchase payments	10,720	58,328	393,575	—	12,230
Net transfers(1)	(1,459)	(343,331)	(428,788)	(408)	86,798
Transfers for policy loans	—	518	(11,494)	—	120
Contract charges	(12)	(2,943)	(3,271)	(9)	(410)
Contract terminations:
Surrender benefits	(176)	(290,448)	(567,238)	—	(83,871)
Death benefits	—	(11,529)	(27,617)	—	—

Units outstanding at end of year	80,723	2,521,410	5,966,435	14,224	818,409

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 260  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP	Col VP US	Col VP US
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Govt Mtge,	Govt Mtge,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(491)	$(18,367)	$13,778	$(342)	$6,388
Net realized gain (loss) on sales of investments	363	19,677	500	89	87,346
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,702	316,600	21,257	1,676	6,342

Net increase (decrease) in net assets resulting from operations	7,574	317,910	35,535	1,423	100,076

Contract transactions

Contract purchase payments	2,050	27,389	128,145	96,600	224,179
Net transfers(1)	(4,965)	(69,429)	82,101	16,463	(799,610)
Transfers for policy loans	—	317	—	—	11,851
Adjustments to net assets allocated to contracts in payment period	—	(804)	—	—	(7,059)
Contract charges	(22)	(1,465)	(79)	(24)	(9,054)
Contract terminations:
Surrender benefits	(81)	(239,097)	(780)	(10,777)	(2,261,762)
Death benefits	—	(12,762)	—	—	(355,280)

Increase (decrease) from contract transactions	(3,018)	(295,851)	209,387	102,262	(3,196,735)

Net assets at beginning of year	46,341	2,000,585	226,877	204,563	15,459,722

Net assets at end of year	$50,897	$2,022,644	$471,799	$308,248	$12,363,063

Accumulation unit activity

Units outstanding at beginning of year	40,158	1,526,425	239,007	203,120	12,542,910
Contract purchase payments	1,567	19,053	127,572	95,618	193,959
Net transfers(1)	(3,846)	(49,242)	82,797	16,378	(693,711)
Transfers for policy loans	—	251	—	—	9,867
Contract charges	(18)	(1,010)	(78)	(24)	(7,457)
Contract terminations:
Surrender benefits	(67)	(166,285)	(698)	(10,617)	(1,824,042)
Death benefits	—	(8,308)	—	—	(297,470)

Units outstanding at end of year	37,794	1,320,884	448,600	304,475	9,924,056

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  261

Statements of Changes in Net Assets

	CS	Drey	DWS Alt	EV VT	Fid VIP
	Commodity	VIF Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Period ended Dec. 31, 2012 (continued)	Return	Serv	Cl B(2)	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(28,311)	$(1,859)	$(978)	$358,058	$41,455
Net realized gain (loss) on sales of investments	(261,695)	(4,172)	148	56,324	80,922
Distributions from capital gains	—	—	—	127,624	—
Net change in unrealized appreciation or depreciation of investments	211,778	47,134	7,063	134,013	3,192,140

Net increase (decrease) in net assets resulting from operations	(78,228)	41,103	6,233	676,019	3,314,517

Contract transactions

Contract purchase payments	77,854	9,803	127,261	174,433	657,086
Net transfers(1)	(349,132)	(24,949)	179,438	419,591	(497,194)
Transfers for policy loans	1,022	90	10	1,916	11,787
Adjustments to net assets allocated to contracts in payment period	—	—	—	(657)	(7,511)
Contract charges	(2,145)	(152)	(10)	(11,504)	(16,243)
Contract terminations:
Surrender benefits	(447,117)	(5,024)	(2,109)	(1,404,028)	(2,571,095)
Death benefits	(23,958)	(1,039)	—	(45,083)	(124,006)

Increase (decrease) from contract transactions	(743,476)	(21,271)	304,590	(865,332)	(2,547,176)

Net assets at beginning of year	3,530,986	202,503	—	11,212,558	22,615,089

Net assets at end of year	$2,709,282	$222,335	$310,823	$11,023,245	$23,382,430

Accumulation unit activity

Units outstanding at beginning of year	3,993,682	232,749	—	9,557,026	21,427,314
Contract purchase payments	88,747	10,404	129,152	144,465	558,934
Net transfers(1)	(391,311)	(26,441)	182,503	344,882	(411,496)
Transfers for policy loans	1,197	94	11	1,524	10,783
Contract charges	(2,427)	(160)	(10)	(9,419)	(13,752)
Contract terminations:
Surrender benefits	(505,691)	(5,372)	(1,499)	(1,155,687)	(2,260,066)
Death benefits	(27,184)	(1,028)	—	(37,514)	(105,118)

Units outstanding at end of year	3,157,013	210,246	310,157	8,845,277	19,206,599

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 262  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$17,756	$92,275	$(10,823)	$(141,172)	$3,712
Net realized gain (loss) on sales of investments	16,610	159,179	110,084	826,138	(19,557)
Distributions from capital gains	680	4,093	236,130	2,148,246	1,370
Net change in unrealized appreciation or depreciation of investments	195,524	1,160,757	69,308	754,328	91,101

Net increase (decrease) in net assets resulting from operations	230,570	1,416,304	404,699	3,587,540	76,626

Contract transactions

Contract purchase payments	26,123	139,728	32,360	479,043	12,860
Net transfers(1)	(35,266)	(407,256)	(198,863)	(1,855,661)	(52,797)
Transfers for policy loans	(3,529)	7,216	10,753	11,662	4,577
Adjustments to net assets allocated to contracts in payment period	(10,965)	(3,960)	(1,742)	(1,531)	—
Contract charges	(620)	(5,258)	(1,426)	(25,319)	(183)
Contract terminations:
Surrender benefits	(122,320)	(1,379,318)	(317,052)	(3,165,238)	(55,546)
Death benefits	(28,102)	(55,945)	—	(248,119)	—

Increase (decrease) from contract transactions	(174,679)	(1,704,793)	(475,970)	(4,805,163)	(91,089)

Net assets at beginning of year	1,370,430	8,795,918	3,064,167	28,051,746	438,319

Net assets at end of year	$1,426,321	$8,507,429	$2,992,896	$26,834,123	$423,856

Accumulation unit activity

Units outstanding at beginning of year	1,351,234	7,408,221	1,493,846	15,095,850	473,635
Contract purchase payments	23,208	104,041	14,264	272,271	12,405
Net transfers(1)	(33,845)	(304,382)	(88,717)	(784,450)	(54,020)
Transfers for policy loans	(2,910)	5,446	4,911	4,082	4,792
Contract charges	(558)	(3,980)	(641)	(13,037)	(177)
Contract terminations:
Surrender benefits	(108,086)	(1,060,785)	(140,802)	(1,425,102)	(53,867)
Death benefits	(23,978)	(40,971)	—	(130,184)	—

Units outstanding at end of year	1,205,065	6,107,590	1,282,861	13,019,430	382,768

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  263

Statements of Changes in Net Assets

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT
	Overseas,	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Cl 2	Cl 2	Cl 2	Inst

Operations

Investment income (loss) — net	$33,699	$(66,989)	$(8,406)	$127,937	$25,188
Net realized gain (loss) on sales of investments	(279,693)	(504,671)	304,936	(44,248)	41,301
Distributions from capital gains	15,755	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,117,143	2,299,023	1,164,477	1,357,616	1,883,621

Net increase (decrease) in net assets resulting from operations	886,904	1,727,363	1,461,007	1,441,305	1,950,110

Contract transactions

Contract purchase payments	102,536	149,287	207,905	373,587	168,743
Net transfers(1)	(724,852)	411,966	(655,056)	(1,387,938)	(1,347,452)
Transfers for policy loans	4,261	3,275	3,199	2,972	5,544
Adjustments to net assets allocated to contracts in payment period	(224)	(1,118)	—	—	(2,686)
Contract charges	(2,714)	(5,880)	(4,683)	(7,282)	(13,123)
Contract terminations:
Surrender benefits	(576,267)	(721,018)	(922,320)	(1,345,929)	(1,749,877)
Death benefits	(3,865)	(59,853)	(39,525)	(77,003)	(153,150)

Increase (decrease) from contract transactions	(1,201,125)	(223,341)	(1,410,480)	(2,441,593)	(3,092,001)

Net assets at beginning of year	5,107,329	6,543,246	9,060,344	11,887,291	12,444,516

Net assets at end of year	$4,793,108	$8,047,268	$9,110,871	$10,887,003	$11,302,625

Accumulation unit activity

Units outstanding at beginning of year	4,581,825	5,014,219	5,109,753	9,771,889	5,483,286
Contract purchase payments	90,599	108,850	138,788	310,937	68,892
Net transfers(1)	(603,314)	363,847	(223,403)	(1,098,440)	(542,262)
Transfers for policy loans	3,661	1,925	1,549	3,042	2,193
Contract charges	(2,246)	(4,202)	(2,503)	(5,791)	(5,225)
Contract terminations:
Surrender benefits	(448,492)	(437,682)	(427,160)	(986,979)	(693,779)
Death benefits	(2,834)	(38,674)	(21,841)	(55,999)	(60,728)

Units outstanding at end of year	3,619,199	5,008,283	4,575,183	7,938,659	4,252,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 264  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	GS VIT Sm Cap	GS VIT U.S.	Invesco VI	Invesco VI	Invesco VI
	Eq Insights,	Eq Insights,	Am Fran,	Am Fran,	Comstock,
Period ended Dec. 31, 2012 (continued)	Inst	Inst	Ser I(2)	Ser II(2)	Ser II

Operations

Investment income (loss) — net	$653	$53,191	$(1,485)	$(25,730)	$61,349
Net realized gain (loss) on sales of investments	3,549	30,421	(988)	(33,854)	106,343
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	26,319	735,976	(6,135)	(102,746)	1,502,162

Net increase (decrease) in net assets resulting from operations	30,521	819,588	(8,608)	(162,330)	1,669,854

Contract transactions

Contract purchase payments	6,919	81,779	4,768	17,998	130,855
Net transfers(1)	(16,317)	(330,172)	262,659	4,750,022	(1,120,679)
Transfers for policy loans	—	359	—	184	5,732
Adjustments to net assets allocated to contracts in payment period	—	(515)	—	2,377	—
Contract charges	(86)	(16,723)	(93)	(17,799)	(30,288)
Contract terminations:
Surrender benefits	(18,027)	(788,972)	(11,420)	(454,572)	(767,823)
Death benefits	—	(44,120)	—	(17,227)	(32,493)

Increase (decrease) from contract transactions	(27,511)	(1,098,364)	255,914	4,280,983	(1,814,696)

Net assets at beginning of year	273,236	6,314,043	—	—	9,943,111

Net assets at end of year	$276,246	$6,035,267	$247,306	$4,118,653	$9,798,269

Accumulation unit activity

Units outstanding at beginning of year	189,785	6,717,843	—	—	9,426,869
Contract purchase payments	4,379	77,479	5,016	18,899	113,220
Net transfers(1)	(10,576)	(324,685)	262,544	4,747,231	(975,613)
Transfers for policy loans	—	360	—	193	5,018
Contract charges	(55)	(15,473)	(99)	(18,586)	(25,066)
Contract terminations:
Surrender benefits	(11,862)	(764,187)	(12,261)	(474,715)	(643,424)
Death benefits	—	(44,210)	—	(18,040)	(28,183)

Units outstanding at end of year	171,671	5,647,127	255,200	4,254,982	7,872,821

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  265

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Core Eq,	Div Divd,	Div Divd,	Global Hlth,	Intl Gro,
Year ended Dec. 31, 2012 (continued)	Ser I	Ser I	Ser II	Ser II	Ser II

Operations

Investment income (loss) — net	$(25,346)	$8,672	$7,121	$(20,647)	$13,976
Net realized gain (loss) on sales of investments	271,802	22,163	1,427	57,727	90,817
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	707,051	111,312	128,071	356,519	488,233

Net increase (decrease) in net assets resulting from operations	953,507	142,147	136,619	393,599	593,026

Contract transactions

Contract purchase payments	143,015	19,122	15,044	28,004	76,886
Net transfers(1)	(308,941)	93,103	(80,543)	13,947	(785,421)
Transfers for policy loans	18,713	534	90	186	3,810
Adjustments to net assets allocated to contracts in payment period	(5,547)	—	—	—	—
Contract charges	(6,239)	(567)	(1,168)	(2,252)	(6,680)
Contract terminations:
Surrender benefits	(852,985)	(397,468)	(34,168)	(161,555)	(428,401)
Death benefits	(91,606)	(10,374)	(57,285)	(78,095)	(12,936)

Increase (decrease) from contract transactions	(1,103,590)	(295,650)	(158,030)	(199,765)	(1,152,742)

Net assets at beginning of year	7,934,245	911,996	879,225	2,092,645	4,706,491

Net assets at end of year	$7,784,162	$758,493	$857,814	$2,286,479	$4,146,775

Accumulation unit activity

Units outstanding at beginning of year	4,289,847	993,590	960,081	1,881,523	3,906,339
Contract purchase payments	72,090	19,163	15,125	22,444	58,971
Net transfers(1)	(151,783)	96,171	(81,135)	11,698	(628,425)
Transfers for policy loans	9,684	537	90	144	2,797
Contract charges	(3,159)	(558)	(1,159)	(1,786)	(5,271)
Contract terminations:
Surrender benefits	(432,315)	(396,298)	(34,008)	(132,050)	(316,973)
Death benefits	(46,358)	(10,480)	(60,165)	(64,014)	(10,405)

Units outstanding at end of year	3,738,006	702,125	798,829	1,717,959	3,007,033

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 266  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Mid Cap Gro,	Tech,	Enterprise,	Gbl Alloc Mod,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II(2)	Ser I	Serv	Serv(3)

Operations

Investment income (loss) — net	$(2,755)	$(8,148)	$(11,443)	$(5,465)	$18
Net realized gain (loss) on sales of investments	(7,272)	(11,427)	89,794	12,268	—
Distributions from capital gains	148	425	—	—	17
Net change in unrealized appreciation or depreciation of investments	(7,086)	(21,916)	60,114	85,665	33

Net increase (decrease) in net assets resulting from operations	(16,965)	(41,066)	138,465	92,468	68

Contract transactions

Contract purchase payments	3,492	8,594	18,782	13,596	1,425
Net transfers(1)	493,175	1,439,627	6,310	(7,445)	—
Transfers for policy loans	—	375	899	555	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(920)	—
Contract charges	(143)	(402)	(3,257)	(342)	—
Contract terminations:
Surrender benefits	(47,540)	(44,977)	(172,036)	(21,947)	—
Death benefits	—	(7,080)	(14,700)	—	—

Increase (decrease) from contract transactions	448,984	1,396,137	(164,002)	(16,503)	1,425

Net assets at beginning of year	—	—	1,351,181	584,468	—

Net assets at end of year	$432,019	$1,355,071	$1,325,644	$660,433	$1,493

Accumulation unit activity

Units outstanding at beginning of year	—	—	1,522,152	850,709	—
Contract purchase payments	3,533	8,926	18,747	18,056	—
Net transfers(1)	487,882	1,433,546	8,390	(9,804)	—
Transfers for policy loans	—	395	978	916	—
Contract charges	(151)	(425)	(3,248)	(456)	—
Contract terminations:
Surrender benefits	(49,202)	(47,746)	(172,606)	(29,863)	—
Death benefits	—	(7,574)	(11,166)	—	—

Units outstanding at end of year	442,062	1,387,122	1,363,247	829,558	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

(3)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  267

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	MFS	MFS
	Global Tech,	Janus,	Overseas,	Inv Gro Stock,	New Dis,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Serv	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(6,926)	$(26,947)	$(11,023)	$(27,297)	$(24,115)
Net realized gain (loss) on sales of investments	84,466	282,936	19,976	218,889	94,849
Distributions from capital gains	—	92,810	438,735	198,524	268,382
Net change in unrealized appreciation or depreciation of investments	65,132	576,585	53,801	211,472	213,830

Net increase (decrease) in net assets resulting from operations	142,672	925,384	501,489	601,588	552,946

Contract transactions

Contract purchase payments	19,653	77,585	48,793	55,510	43,390
Net transfers(1)	(150,209)	(1,188,126)	(563,746)	(155,210)	(342,356)
Transfers for policy loans	(3,409)	1,646	3,173	2,751	3,694
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(343)	(11,553)	(1,878)	(2,265)	(1,920)
Contract terminations:
Surrender benefits	(113,052)	(446,359)	(954,428)	(466,462)	(652,028)
Death benefits	—	(46,288)	(6,782)	(101,818)	(5,478)

Increase (decrease) from contract transactions	(247,360)	(1,613,095)	(1,474,868)	(667,494)	(954,698)

Net assets at beginning of year	874,108	5,853,300	4,637,110	4,046,829	3,023,160

Net assets at end of year	$769,420	$5,165,589	$3,663,731	$3,980,923	$2,621,408

Accumulation unit activity

Units outstanding at beginning of year	1,627,752	6,489,993	3,493,267	5,149,165	2,719,112
Contract purchase payments	33,351	76,192	34,544	63,000	34,062
Net transfers(1)	(223,064)	(1,180,360)	(376,459)	(190,467)	(272,887)
Transfers for policy loans	(5,816)	1,607	2,322	3,388	3,758
Contract charges	(579)	(11,331)	(1,331)	(2,517)	(1,459)
Contract terminations:
Surrender benefits	(186,354)	(445,400)	(663,152)	(576,140)	(515,390)
Death benefits	—	(45,777)	(5,514)	(119,365)	(4,372)

Units outstanding at end of year	1,245,290	4,884,924	2,483,677	4,327,064	1,962,824

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 268  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	MFS	MS UIF	MS UIF	NB AMT	NB AMT Soc
	Utilities,	Global Real Est,	Mid Cap Gro,	Intl Eq,	Responsive,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Cl II	Cl II	Cl S	Cl S

Operations

Investment income (loss) — net	$522,304	$(9,695)	$(23,193)	$(1,453)	$(4,003)
Net realized gain (loss) on sales of investments	207,704	26,126	29,256	(44,616)	998
Distributions from capital gains	—	—	295,291	—	—
Net change in unrealized appreciation or depreciation of investments	368,692	668,671	(124,955)	288,107	43,514

Net increase (decrease) in net assets resulting from operations	1,098,700	685,102	176,399	242,038	40,509

Contract transactions

Contract purchase payments	131,657	47,045	97,412	30,650	45,297
Net transfers(1)	(437,057)	(241,555)	(153,176)	(104,716)	(1,205)
Transfers for policy loans	896	1,416	699	754	174
Adjustments to net assets allocated to contracts in payment period	(1,744)	—	—	—	—
Contract charges	(6,620)	(3,457)	(2,166)	(3,313)	(247)
Contract terminations:
Surrender benefits	(1,229,591)	(283,635)	(367,227)	(98,341)	(9,467)
Death benefits	(72,749)	(22,227)	(19,850)	(5,040)	—

Increase (decrease) from contract transactions	(1,615,208)	(502,413)	(444,308)	(180,006)	34,552

Net assets at beginning of year	9,710,775	2,636,384	2,552,722	1,478,790	419,104

Net assets at end of year	$9,194,267	$2,819,073	$2,284,813	$1,540,822	$494,165

Accumulation unit activity

Units outstanding at beginning of year	5,023,051	2,818,496	2,045,709	1,771,562	369,311
Contract purchase payments	75,703	43,600	67,214	32,876	36,402
Net transfers(1)	(248,674)	(234,241)	(121,830)	(107,288)	(1,194)
Transfers for policy loans	407	1,324	535	831	145
Contract charges	(3,400)	(3,154)	(1,638)	(3,575)	(208)
Contract terminations:
Surrender benefits	(560,350)	(266,511)	(287,171)	(110,923)	(7,916)
Death benefits	(36,511)	(21,186)	(15,942)	(5,713)	—

Units outstanding at end of year	4,250,226	2,338,328	1,686,877	1,577,770	396,540

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  269

Statements of Changes in Net Assets

	Oppen	Oppen	Oppen Global	Oppen Main	PIMCO
	Eq Inc VA,	Global VA,	Strategic Inc VA,	St Sm Cap VA,	VIT All Asset,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$1,886	$62,918	$1,861,665	$(11,797)	$821,911
Net realized gain (loss) on sales of investments	482	(8,629)	600,085	52,931	14,429
Distributions from capital gains	—	—	428,854	—	—
Net change in unrealized appreciation or depreciation of investments	108,384	1,061,835	1,656,752	273,000	1,768,293

Net increase (decrease) in net assets resulting from operations	110,752	1,116,124	4,547,356	314,134	2,604,633

Contract transactions

Contract purchase payments	1,180	211,799	403,963	76,611	667,690
Net transfers(1)	(18,125)	(529,870)	(1,235,068)	(127,750)	1,745,749
Transfers for policy loans	90	1,100	5,141	4,882	(4,583)
Adjustments to net assets allocated to contracts in payment period	—	—	(7,020)	—	—
Contract charges	(216)	(2,429)	(40,057)	(905)	(18,683)
Contract terminations:
Surrender benefits	(21,021)	(470,708)	(4,566,313)	(142,481)	(1,644,995)
Death benefits	(10,567)	(30,419)	(164,929)	(15,294)	(87,779)

Increase (decrease) from contract transactions	(48,659)	(820,527)	(5,604,283)	(204,937)	657,399

Net assets at beginning of year	938,349	6,020,382	39,888,346	1,948,797	19,102,747

Net assets at end of year	$1,000,442	$6,315,979	$38,831,419	$2,057,994	$22,364,779

Accumulation unit activity

Units outstanding at beginning of year	1,024,516	5,106,522	29,870,540	1,635,106	15,080,804
Contract purchase payments	1,212	179,918	285,704	60,882	520,073
Net transfers(1)	(18,484)	(444,182)	(880,069)	(99,037)	1,266,030
Transfers for policy loans	92	832	3,520	3,517	(3,407)
Contract charges	(222)	(1,908)	(27,830)	(683)	(13,619)
Contract terminations:
Surrender benefits	(21,127)	(353,158)	(3,184,206)	(104,212)	(1,225,849)
Death benefits	(11,050)	(24,507)	(116,966)	(12,366)	(64,182)

Units outstanding at end of year	974,937	4,463,517	25,950,693	1,483,207	15,559,850

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 270  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	PIMCO VIT Glb	Put VT Global	Put VT	Put VT	Put VT
	MA Man Alloc,	Hlth Care,	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,
Period ended Dec. 31, 2012 (continued)	Adv Cl(2)	Cl IB	Cl IB	Cl IA	Cl IB

Operations

Investment income (loss) — net	$1,111	$4,885	$18,092	$(37,672)	$(4,988)
Net realized gain (loss) on sales of investments	21	8,676	(121,495)	(65,482)	48,077
Distributions from capital gains	408	95,804	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,657	110,700	355,781	823,794	87,152

Net increase (decrease) in net assets resulting from operations	5,197	220,065	252,378	720,640	130,241

Contract transactions

Contract purchase payments	70,428	18,666	16,998	88,067	12,357
Net transfers(1)	34,322	(17,152)	(184,465)	(98,369)	(8,453)
Transfers for policy loans	—	766	195	34,091	859
Adjustments to net assets allocated to contracts in payment period	—	—	(282)	(1,116)	—
Contract charges	—	(802)	(1,047)	(5,671)	(738)
Contract terminations:
Surrender benefits	(232)	(165,960)	(221,040)	(463,627)	(236,516)
Death benefits	—	(35,387)	(46,717)	(28,777)	(5,807)

Increase (decrease) from contract transactions	104,518	(199,869)	(436,358)	(475,402)	(238,298)

Net assets at beginning of year	—	1,124,351	1,368,777	4,715,466	856,301

Net assets at end of year	$109,715	$1,144,547	$1,184,797	$4,960,704	$748,244

Accumulation unit activity

Units outstanding at beginning of year	—	977,733	1,233,194	3,746,288	804,247
Contract purchase payments	70,511	14,334	14,132	62,872	10,376
Net transfers(1)	34,857	(8,383)	(140,633)	(71,591)	(6,889)
Transfers for policy loans	—	609	179	24,766	726
Contract charges	—	(616)	(867)	(4,041)	(620)
Contract terminations:
Surrender benefits	—	(134,007)	(180,181)	(328,810)	(196,038)
Death benefits	—	(27,054)	(39,711)	(20,780)	(4,881)

Units outstanding at end of year	105,368	822,616	886,113	3,408,704	606,921

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  271

Statements of Changes in Net Assets

	Royce	Third	VP	VP	VP AC
	Micro-Cap,	Ave	Aggr,	Aggr,	Div Bond,
Year ended Dec. 31, 2012 (continued)	Invest Cl	Val	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(7,705)	$(105)	$(367,523)	$(850,533)	$2,290
Net realized gain (loss) on sales of investments	18,674	(71,137)	375,153	3,153,389	890
Distributions from capital gains	18,664	—	—	—	1,429
Net change in unrealized appreciation or depreciation of investments	29,784	353,410	4,131,260	8,479,305	2,328

Net increase (decrease) in net assets resulting from operations	59,417	282,168	4,138,890	10,782,161	6,937

Contract transactions

Contract purchase payments	10,163	12,522	3,717,479	1,800,621	96,090
Net transfers(1)	(43,289)	(82,613)	(1,059,141)	(10,018,348)	(897)
Transfers for policy loans	5,436	(614)	(77,594)	(18,665)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(334)	(569)	(265,274)	(555,120)	(18)
Contract terminations:
Surrender benefits	(85,535)	(93,725)	(376,516)	(6,086,948)	(5,861)
Death benefits	(794)	(5,665)	(103,995)	(169,471)	—

Increase (decrease) from contract transactions	(114,353)	(170,664)	1,834,959	(15,047,931)	89,314

Net assets at beginning of year	914,764	1,153,764	32,283,189	90,296,404	177,037

Net assets at end of year	$859,828	$1,265,268	$38,257,038	$86,030,634	$273,288

Accumulation unit activity

Units outstanding at beginning of year	368,805	712,463	29,998,953	83,697,672	165,992
Contract purchase payments	3,874	6,704	3,201,917	1,548,534	87,005
Net transfers(1)	(15,912)	(44,845)	(930,970)	(8,583,272)	(692)
Transfers for policy loans	2,193	(329)	(64,420)	(15,192)	—
Contract charges	(128)	(308)	(228,036)	(478,022)	(16)
Contract terminations:
Surrender benefits	(33,672)	(51,439)	(322,872)	(5,235,819)	(5,245)
Death benefits	(301)	(3,100)	(92,616)	(140,675)	—

Units outstanding at end of year	324,859	619,146	31,561,956	70,793,226	247,044

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 272  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP Loomis	VP BR Gl	VP BR Gl	VP Col	VP Col
	Sayles Gro,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(581)	$13,846	$659,508	$713	$(1,495)
Net realized gain (loss) on sales of investments	1,077	(125)	40,427	(128)	2,759
Distributions from capital gains	—	4,968	233,752	3,234	—
Net change in unrealized appreciation or depreciation of investments	5,436	(860)	(62,589)	46,995	24,231

Net increase (decrease) in net assets resulting from operations	5,932	17,829	871,098	50,814	25,495

Contract transactions

Contract purchase payments	9,185	172,414	157,518	218,431	39,904
Net transfers(1)	(3,091)	(5,688)	54,385	2,606	(11,913)
Transfers for policy loans	—	—	2,452	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6)	(65)	(35,337)	(21)	(24)
Contract terminations:
Surrender benefits	(354)	(3,670)	(2,171,146)	(1,070)	(3,720)
Death benefits	—	—	(159,935)	—	—

Increase (decrease) from contract transactions	5,734	162,991	(2,152,063)	219,946	24,247

Net assets at beginning of year	48,798	249,949	19,524,578	155,819	132,870

Net assets at end of year	$60,464	$430,769	$18,243,613	$426,579	$182,612

Accumulation unit activity

Units outstanding at beginning of year	41,054	225,453	14,976,499	150,407	109,403
Contract purchase payments	6,655	154,469	117,872	191,998	29,035
Net transfers(1)	(2,309)	(4,873)	51,217	2,131	(8,596)
Transfers for policy loans	—	—	1,828	—	—
Contract charges	(4)	(57)	(26,262)	(18)	(18)
Contract terminations:
Surrender benefits	(270)	(3,184)	(1,623,212)	(807)	(2,674)
Death benefits	—	—	(120,043)	—	—

Units outstanding at end of year	45,126	371,808	13,377,899	343,711	127,150

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  273

Statements of Changes in Net Assets

	VP	VP	VP DFA	VP EV Floating	VP Holl
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Lg Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(601,266)	$(1,207,615)	$1,419	$18,378	$(1,490)
Net realized gain (loss) on sales of investments	652,090	3,177,535	(1,429)	146	1,500
Distributions from capital gains	—	—	—	4,099	—
Net change in unrealized appreciation or depreciation of investments	3,281,820	5,634,948	22,140	5,872	14,283

Net increase (decrease) in net assets resulting from operations	3,332,644	7,604,868	22,130	28,495	14,293

Contract transactions

Contract purchase payments	6,873,656	886,388	20,531	144,914	12,514
Net transfers(1)	8,276,175	(877,512)	(2,464)	67,851	(2,865)
Transfers for policy loans	(9,000)	5,978	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(408,323)	(712,501)	(27)	(38)	(32)
Contract terminations:
Surrender benefits	(2,492,510)	(7,791,397)	(852)	(5,325)	(1,283)
Death benefits	(1,008,390)	(1,927,410)	—	(10,587)	—

Increase (decrease) from contract transactions	11,231,608	(10,416,454)	17,188	196,815	8,334

Net assets at beginning of year	49,349,783	129,269,461	112,613	399,213	133,603

Net assets at end of year	$63,914,035	$126,457,875	$151,931	$624,523	$156,230

Accumulation unit activity

Units outstanding at beginning of year	46,251,600	121,004,069	119,266	368,448	111,650
Contract purchase payments	6,314,686	801,024	23,056	131,101	9,528
Net transfers(1)	7,421,517	(992,307)	(2,191)	63,529	(2,227)
Transfers for policy loans	(8,108)	5,372	—	—	—
Contract charges	(366,761)	(642,710)	(27)	(35)	(23)
Contract terminations:
Surrender benefits	(2,217,317)	(7,003,979)	(729)	(2,795)	(984)
Death benefits	(903,044)	(1,740,620)	—	(9,577)	—

Units outstanding at end of year	56,492,573	111,430,849	139,375	550,671	117,944

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 274  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP Invesco	VP JPM	VP Jennison	VP	VP
	Intl Gro,	Core Bond,	Mid Cap Gro,	MFS Val,	Mod,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$247	$2,916	$(1,799)	$(1,503)	$(3,351,465)
Net realized gain (loss) on sales of investments	(452)	1,033	211	1,678	1,485,024
Distributions from capital gains	3,782	639	—	—	—
Net change in unrealized appreciation or depreciation of investments	22,938	2,397	17,518	19,860	30,560,361

Net increase (decrease) in net assets resulting from operations	26,515	6,985	15,930	20,035	28,693,920

Contract transactions

Contract purchase payments	16,316	18,761	48,505	5,923	53,331,873
Net transfers(1)	(15,554)	155,678	57,955	(2,124)	32,492,637
Transfers for policy loans	—	—	—	—	(25,484)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	58,228
Contract charges	(20)	(8)	(9)	(9)	(2,497,756)
Contract terminations:
Surrender benefits	(1,298)	(949)	(572)	(4,923)	(6,670,542)
Death benefits	—	(10,483)	—	—	(2,936,165)

Increase (decrease) from contract transactions	(556)	162,999	105,879	(1,133)	73,752,791

Net assets at beginning of year	182,468	100,289	62,342	134,451	263,319,342

Net assets at end of year	$208,427	$270,273	$184,151	$153,353	$365,766,053

Accumulation unit activity

Units outstanding at beginning of year	170,262	94,122	51,882	117,748	242,627,168
Contract purchase payments	14,678	16,944	38,888	4,622	46,667,351
Net transfers(1)	(13,760)	145,580	44,375	(1,645)	28,182,792
Transfers for policy loans	—	—	—	—	(22,336)
Contract charges	(17)	(7)	(6)	(7)	(2,156,931)
Contract terminations:
Surrender benefits	(1,013)	(872)	(400)	(3,713)	(5,758,514)
Death benefits	—	(9,623)	—	—	(2,581,020)

Units outstanding at end of year	170,150	246,144	134,739	117,005	306,958,510

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  275

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Mod,	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(7,374,036)	$(1,647,970)	$(3,638,422)	$(1,053,613)	$(2,160,655)
Net realized gain (loss) on sales of investments	12,646,512	1,275,016	10,980,605	700,230	4,246,578
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	65,956,341	17,151,194	33,969,214	7,455,780	14,744,097

Net increase (decrease) in net assets resulting from operations	71,228,817	16,778,240	41,311,397	7,102,397	16,830,020

Contract transactions

Contract purchase payments	5,680,579	23,304,533	4,442,128	18,815,097	2,067,196
Net transfers(1)	24,969,938	(1,802,018)	(33,330,818)	12,349,836	13,370,071
Transfers for policy loans	(87,713)	(30,761)	(27,594)	(6,530)	(22,604)
Adjustments to net assets allocated to contracts in payment period	—	60,247	—	—	—
Contract charges	(4,500,112)	(1,393,510)	(2,241,228)	(663,953)	(1,210,670)
Contract terminations:
Surrender benefits	(46,097,456)	(2,918,929)	(18,511,677)	(2,733,052)	(18,316,931)
Death benefits	(7,034,385)	(514,911)	(1,910,082)	(936,498)	(1,769,350)

Increase (decrease) from contract transactions	(27,069,149)	16,704,651	(51,579,271)	26,824,900	(5,882,288)

Net assets at beginning of year	734,628,417	142,553,159	385,888,855	82,606,054	217,530,840

Net assets at end of year	$778,788,085	$176,036,050	$375,620,981	$116,533,351	$228,478,572

Accumulation unit activity

Units outstanding at beginning of year	675,652,973	131,370,648	354,776,446	76,601,676	201,182,770
Contract purchase payments	4,932,333	20,166,526	3,838,105	16,886,004	1,822,909
Net transfers(1)	21,612,848	(1,484,724)	(28,571,873)	10,939,761	11,836,401
Transfers for policy loans	(74,714)	(26,129)	(26,240)	(5,845)	(20,879)
Contract charges	(3,907,355)	(1,195,659)	(1,930,247)	(585,037)	(1,068,234)
Contract terminations:
Surrender benefits	(39,917,046)	(2,511,044)	(15,900,186)	(2,415,657)	(16,161,790)
Death benefits	(6,088,861)	(444,827)	(1,611,790)	(834,087)	(1,569,309)

Units outstanding at end of year	652,210,178	145,874,791	310,574,215	100,586,815	196,021,868

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 276  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

			VP Nuveen
	VP MS	VP NFJ	Winslow	VP Ptnrs	VP Ptnrs
	Global Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,	Sm Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(1,751)	$(2,126)	$(493)	$(754)	$(1,246)
Net realized gain (loss) on sales of investments	615	530	230	199	380
Distributions from capital gains	3,469	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	45,149	24,374	5,812	5,382	17,363

Net increase (decrease) in net assets resulting from operations	47,482	22,778	5,549	4,827	16,497

Contract transactions

Contract purchase payments	71,188	54,619	4,252	71,031	67,533
Net transfers(1)	(1,006)	25,499	(1,972)	51	(2,781)
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(41)	(5)	(16)	(9)	(7)
Contract terminations:
Surrender benefits	(3,737)	(570)	(262)	(314)	(257)
Death benefits	—	—	—	—	—

Increase (decrease) from contract transactions	66,404	79,543	2,002	70,759	64,488

Net assets at beginning of year	120,748	145,742	43,925	33,248	97,725

Net assets at end of year	$234,634	$248,063	$51,476	$108,834	$178,710

Accumulation unit activity

Units outstanding at beginning of year	112,352	121,316	36,034	26,098	83,797
Contract purchase payments	61,361	41,799	4,443	52,280	55,480
Net transfers(1)	(628)	20,751	(1,467)	40	(2,254)
Transfers for policy loans	—	—	—	—	—
Contract charges	(32)	(4)	(11)	(7)	(5)
Contract terminations:
Surrender benefits	(2,761)	(423)	(196)	(209)	(198)
Death benefits	—	—	—	—	—

Units outstanding at end of year	170,292	183,439	38,803	78,202	136,820

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  277

Statements of Changes in Net Assets

	VP Ptnrs	VP TCW	VP Pyramis	VP Sit	VP Sit
	Sm Cap Val,	Core Plus Bond,	Intl Eq,	Divd Gro,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(80,463)	$540	$310	$(993)	$(35,126)
Net realized gain (loss) on sales of investments	470,929	52	(560)	224	241,377
Distributions from capital gains	—	1,376	551	—	—
Net change in unrealized appreciation or depreciation of investments	710,139	(1,303)	6,048	8,529	186,601

Net increase (decrease) in net assets resulting from operations	1,100,605	665	6,349	7,760	392,852

Contract transactions

Contract purchase payments	103,553	33,717	17,298	60,695	59,621
Net transfers(1)	(1,174,701)	(1,137)	(3,268)	(3,771)	(1,005,753)
Transfers for policy loans	5,258	—	—	—	1,594
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(19,829)	(14)	(5)	(24)	(12,489)
Contract terminations:
Surrender benefits	(1,163,263)	(272)	(242)	(1,577)	(308,487)
Death benefits	(91,759)	—	—	—	(26,132)

Increase (decrease) from contract transactions	(2,340,741)	32,294	13,783	55,323	(1,291,646)

Net assets at beginning of year	9,817,414	67,639	22,201	85,419	4,366,877

Net assets at end of year	$8,577,278	$100,598	$42,333	$148,502	$3,468,083

Accumulation unit activity

Units outstanding at beginning of year	5,763,575	64,255	21,376	76,887	4,605,610
Contract purchase payments	59,759	31,673	16,093	50,046	58,425
Net transfers(1)	(745,329)	(1,059)	(2,940)	(3,165)	(987,364)
Transfers for policy loans	2,604	—	—	—	1,554
Contract charges	(10,983)	(13)	(4)	(20)	(12,124)
Contract terminations:
Surrender benefits	(597,832)	(260)	(142)	(1,320)	(304,041)
Death benefits	(60,612)	—	—	—	(25,710)

Units outstanding at end of year	4,411,182	94,596	34,383	122,428	3,336,350

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 278  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP Vty	VP Vty	VP WF Short
	Estb Val,	Estb Val,	Duration Govt,	Wanger	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Intl	USA

Operations

Investment income (loss) — net	$(2,125)	$(4,743)	$(230)	$47,829	$(132,938)
Net realized gain (loss) on sales of investments	1,172	26,116	394	554,881	678,732
Distributions from capital gains	—	—	1,403	1,599,597	1,109,291
Net change in unrealized appreciation or depreciation of investments	27,485	53,639	(224)	1,026,958	2,286,500

Net increase (decrease) in net assets resulting from operations	26,532	75,012	1,343	3,229,265	3,941,585

Contract transactions

Contract purchase payments	109,058	8,916	71,413	289,081	345,811
Net transfers(1)	(15,880)	(18,195)	2,569	(1,630,475)	(2,079,062)
Transfers for policy loans	—	46	—	11,013	6,165
Adjustments to net assets allocated to contracts in payment period	—	—	—	(920)	(3,169)
Contract charges	(19)	(328)	(41)	(20,413)	(19,579)
Contract terminations:
Surrender benefits	(2,725)	(49,401)	(4,863)	(2,109,991)	(2,536,773)
Death benefits	—	(11,618)	(20,924)	(150,985)	(172,883)

Increase (decrease) from contract transactions	90,434	(70,580)	48,154	(3,612,690)	(4,459,490)

Net assets at beginning of year	138,089	470,339	182,387	17,151,753	22,221,935

Net assets at end of year	$255,055	$474,771	$231,884	$16,768,328	$21,704,030

Accumulation unit activity

Units outstanding at beginning of year	121,335	407,938	179,380	10,953,429	13,163,290
Contract purchase payments	88,456	6,957	69,971	169,698	183,121
Net transfers(1)	(12,783)	(12,862)	2,567	(953,184)	(1,036,341)
Transfers for policy loans	—	34	—	6,261	2,959
Contract charges	(15)	(258)	(40)	(11,464)	(10,450)
Contract terminations:
Surrender benefits	(2,059)	(36,882)	(4,734)	(1,172,189)	(1,259,737)
Death benefits	—	(9,141)	(20,590)	(77,248)	(97,265)

Units outstanding at end of year	194,934	355,786	226,554	8,915,303	10,945,577

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  279

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT	WF Adv	WF Adv VT
	Index Asset Alloc,	Intl Eq,	VT Opp,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$15,241	$12,390	$(33,405)	$(39,461)
Net realized gain (loss) on sales of investments	28,083	40,219	105,154	150,060
Distributions from capital gains	—	197,401	1,390	202,259
Net change in unrealized appreciation or depreciation of investments	250,941	107,867	499,945	(7,548)

Net increase (decrease) in net assets resulting from operations	294,265	357,877	573,084	305,310

Contract transactions

Contract purchase payments	43,518	37,294	80,414	112,703
Net transfers(1)	(73,255)	(557,487)	(436,210)	(431,518)
Transfers for policy loans	4,878	648	(1,524)	1,029
Adjustments to net assets allocated to contracts in payment period	—	(1,023)	(4,126)	—
Contract charges	(2,119)	(5,710)	(1,984)	(2,486)
Contract terminations:
Surrender benefits	(318,482)	(248,339)	(583,397)	(524,279)
Death benefits	(17,542)	(22,779)	(53,487)	(30,929)

Increase (decrease) from contract transactions	(363,002)	(797,396)	(1,000,314)	(875,480)

Net assets at beginning of year	2,549,912	3,328,960	4,344,684	4,430,775

Net assets at end of year	$2,481,175	$2,889,441	$3,917,454	$3,860,605

Accumulation unit activity

Units outstanding at beginning of year	1,940,144	3,280,752	3,065,727	3,048,528
Contract purchase payments	30,248	35,386	55,176	72,820
Net transfers(1)	(52,735)	(560,294)	(287,812)	(271,963)
Transfers for policy loans	3,438	568	(970)	650
Contract charges	(1,476)	(5,646)	(1,334)	(1,607)
Contract terminations:
Surrender benefits	(225,931)	(224,467)	(375,448)	(334,757)
Death benefits	(13,358)	(20,369)	(36,190)	(20,391)

Units outstanding at end of year	1,680,330	2,505,930	2,419,149	2,493,280

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 280  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)*
RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage)*
RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select)*
RiverSource Retirement Advisor Advantage Plus® Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus® Variable Annuity (RAVA Select Plus)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013 )
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013 )
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® Flexible Portfolio Annuity (FPA)*

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund

AB VPS Dyn Asset Alloc, Cl B	AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  281

Division	Fund

Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Div Bond, Cl 2	Columbia Variable Portfolio – Diversified Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunity Fund (Class 2)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP Multi-Strategy Alt, Cl 2	Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (previously Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2))
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previuosly FTVIPT Franklin Global Real Estate Securities Fund – Class 2)
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income Securities Fund – Class 2)
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value Securities Fund – Class 2)

 282  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund

FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Mutual Shares Securities Fund – Class 2)
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (previously Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Portfolio, Advisor Class)
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (previously Variable Portfolio – American Century Growth Fund (Class 2))
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Col Wanger US Eq, Cl 2	Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  283

Division	Fund

VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (previously Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2))
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value

 284  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2013.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee

RAVA	0.75% to 0.95% (depending on the contract selected)

RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

RAVA Select	1.00% to 1.20% (depending on the contract selected)

RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)

RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)

RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)

RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)

RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed priot to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  285

Product	Mortality and expense risk fee

RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)

FPA	1.25%

4.	CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.	SURRENDER CHARGES
RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Dyn Asset Alloc, Cl B	$8,403
AB VPS Global Thematic Gro, Cl B	140,014
AB VPS Gro & Inc, Cl B	834,581
AB VPS Intl Val, Cl B	1,060,743
AB VPS Lg Cap Gro, Cl B	101,482
ALPS Alerian Engy Infr, Class III	347,727
AC VP Intl, Cl I	29,217
AC VP Intl, Cl II	155,369
AC VP Mid Cap Val, Cl II	891,726
AC VP Ultra, Cl II	319,619
AC VP Val, Cl I	82,029
AC VP Val, Cl II	1,503,324
BlackRock Global Alloc, Cl III	3,429,055
Calvert VP SRI Bal	210,055
CB Var Sm Cap Gro, Cl I	918,505
Col VP Bal, Cl 3	1,129,854
Col VP Cash Mgmt, Cl 2	1,800,294
Col VP Cash Mgmt, Cl 3	4,685,964
Col VP Commodity Strategy, Cl 2	54,473
Col VP Contrarian Core, Cl 2	171,699
Col VP Core Bond, Cl 2	5,995
Col VP Div Bond, Cl 2	184,865
Col VP Div Bond, Cl 3	7,000,030
Col VP Divd Opp, Cl 2	440,832
Col VP Divd Opp, Cl 3	1,391,800
Col VP Emerg Mkts Bond, Cl 2	211,749
Col VP Emer Mkts, Cl 2	183,202
Col VP Emer Mkts, Cl 3	1,653,510
Col VP Global Bond, Cl 2	101,163
Col VP Global Bond, Cl 3	2,036,646
Col VP Hi Yield Bond, Cl 2	224,116
Col VP Hi Yield Bond, Cl 3	2,473,317
Col VP Inc Opp, Cl 2	7,022,321
Col VP Inc Opp, Cl 3	3,452,760
Col VP Intl Opp, Cl 2	23,237
Col VP Intl Opp, Cl 3	396,986
Col VP Lg Cap Gro, Cl 2	38,360
Col VP Lg Cap Gro, Cl 3	403,212
Col VP Lg Core Quan, Cl 2	15,538
Col VP Lg Core Quan, Cl 3	391,078
Col VP Limited Duration Cr, Cl 2	394,671
Col VP Man Vol Conserv, Cl 2	4,114,015
Col VP Man Vol Conserv Gro, Cl 2	10,784,090
Col VP Man Vol Gro, Cl 2	112,287,331
Col VP Man Vol Mod Gro, Cl 2	239,616,638
Col VP Marsico Gro, Cl 1	521,111

 286  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Purchases

Col VP Marsico Intl Opp, Cl 2	$437,488
Col VP Mid Cap Gro Opp, Cl 2	5,064
Col VP Mid Cap Gro Opp, Cl 3	180,711
Col VP Mid Cap Val Opp, Cl 2	32,571
Col VP Mid Cap Val Opp, Cl 3	644,983
Col VP Multi-Strategy Alt, Cl 2	91,190
Col VP S&P 500, Cl 3	1,716,306
Col VP Select Lg Cap Val, Cl 2	131,044
Col VP Select Lg Cap Val, Cl 3	360,517
Col VP Select Sm Cap Val, Cl 2	17,469
Col VP Select Sm Cap Val, Cl 3	541,495
Col VP Strategic Inc, Cl 2	293,965
Col VP US Govt Mtge, Cl 2	76,647
Col VP US Govt Mtge, Cl 3	1,214,245
CS Commodity Return	339,867
Drey VIF Intl Eq, Serv	209,701
DWS Alt Asset Alloc VIP, Cl B	445,392
EV VT Floating-Rate Inc	3,533,134
Fid VIP Contrafund, Serv Cl 2	3,139,438
Fid VIP Gro & Inc, Serv Cl	56,188
Fid VIP Gro & Inc, Serv Cl 2	468,945
Fid VIP Mid Cap, Serv Cl	490,640
Fid VIP Mid Cap, Serv Cl 2	5,106,592
Fid VIP Overseas, Serv Cl	33,230
Fid VIP Overseas, Serv Cl 2	1,020,957
Fid VIP Strategic Inc, Serv Cl 2	4,413,033
FTVIPT Frank Global Real Est, Cl 2	1,109,121
FTVIPT Frank Inc, Cl 2	1,965,493
FTVIPT Frank Sm Cap Val, Cl 2	928,194
FTVIPT Frank Mutual Shares, Cl 2	924,985
FTVIPT Temp Global Bond, Cl 2	491,648
GS VIT Mid Cap Val, Inst	1,361,141
GS VIT Sm Cap Eq Insights, Inst	58,208
GS VIT U.S. Eq Insights, Inst	355,510
Invesco VI Am Fran, Ser I	7,236
Invesco VI Am Fran, Ser II	122,951
Invesco VI Bal Risk Alloc, Ser II	457,387
Invesco VI Comstock, Ser II	836,981
Invesco VI Core Eq, Ser I	225,124
Invesco VI Div Divd, Ser I	277,285
Invesco VI Div Divd, Ser II	190,362
Invesco VI Global Hlth, Ser II	554,935
Invesco VI Intl Gro, Ser II	745,053
Invesco VI Mid Cap Gro, Ser I	33,678
Invesco VI Mid Cap Gro, Ser II	111,292
Invesco VI Tech, Ser I	400,478
Ivy VIP Asset Strategy	579,876
Janus Aspen Enterprise, Serv	15,298
Janus Aspen Flex Bond, Serv	190,163
Janus Aspen Gbl Alloc Mod, Serv	18,218
Janus Aspen Global Tech, Serv	44,263
Janus Aspen Janus, Serv	206,620
Janus Aspen Overseas, Serv	181,244
Lazard Ret Global Dyn MA, Serv	37,920
MFS Inv Gro Stock, Serv Cl	801,646
MFS New Dis, Serv Cl	275,431
MFS Utilities, Serv Cl	1,361,825
MS UIF Global Real Est, Cl II	863,499
MS UIF Mid Cap Gro, Cl II	355,866
NB AMT Intl Eq, Cl S	116,297
NB AMT Soc Responsive, Cl S	293,133
Oppen Eq Inc VA, Serv	30,066
Oppen Global VA, Serv	680,987
Oppen Global Strategic Inc VA, Srv	5,777,302
Oppen Main St Sm Cap VA, Serv	303,087
PIMCO VIT All Asset, Advisor Cl	4,502,104
PIMCO VIT Glb MA Man Alloc, Adv Cl	88,265
PIMCO VIT Tot Return, Advisor Cl	320,157
Put VT Global Hlth Care, Cl IB	227,551
Put VT Intl Eq, Cl IB	49,127
Put VT Multi-Cap Gro, Cl IA	143,957
Put VT Multi-Cap Gro, Cl IB	88,522
Royce Micro-Cap, Invest Cl	67,592
Third Ave Val	59,189
VanEck VIP Global Gold, Cl S	115,421
VP Aggr, Cl 2	10,830,874
VP Aggr, Cl 4	10,649,867
VP AC Div Bond, Cl 2	61,941
VP Loomis Sayles Gro, Cl 2	34,974
VP AQR Man Fut Strategy, Cl 2	169,367
VP BR Gl Infl Prot Sec, Cl 2	146,984
VP BR Gl Infl Prot Sec, Cl 3	1,837,629
VP Col Wanger Intl Eq, Cl 2	286,245
VP Col Wanger US Eq, Cl 2	57,407
VP Conserv, Cl 2	8,933,100
VP Conserv, Cl 4	8,717,472
VP DFA Intl Val, Cl 2	150,326
VP EV Floating Rate Inc, Cl 2	524,461
VP GS Commodity Strategy, Cl 2	56,618
VP Holl Lg Cap Gro, Cl 2	66,536
VP Invesco Intl Gro, Cl 2	64,124
VP JPM Core Bond, Cl 2	78,852
VP Jennison Mid Cap Gro, Cl 2	71,419
VP MFS Val, Cl 2	239,578
VP Mod, Cl 2	68,566,334
VP Mod, Cl 4	71,621,796
VP Mod Aggr, Cl 2	43,194,214
VP Mod Aggr, Cl 4	57,036,235
VP Mod Conserv, Cl 2	16,254,875
VP Mod Conserv, Cl 4	15,349,585
VP MS Global Real Est, Cl 2	174,034
VP NFJ Divd Val, Cl 2	69,478
VP Nuveen Winslow Lg Cap Gro, Cl 2	31,395
VP Ptnrs Sm Cap Gro, Cl 2	80,939
VP Ptnrs Sm Cap Val, Cl 2	26,272
VP Ptnrs Sm Cap Val, Cl 3	120,263
VP TCW Core Plus Bond, Cl 2	44,478
VP Pyramis Intl Eq, Cl 2	61,020
VP Pyrford Intl Eq, Cl 2	34,265
VP Sit Divd Gro, Cl 2	24,844
VP Sit Divd Gro, Cl 3	208,120
VP Vty Estb Val, Cl 2	29,251
VP Vty Estb Val, Cl 3	169,588
VP WF Short Duration Govt, Cl 2	161,701
Wanger Intl	2,497,738
Wanger USA	2,745,112
WF Adv VT Index Asset Alloc, Cl 2	145,177
WF Adv VT Intl Eq, Cl 2	321,138
WF Adv VT Opp, Cl 2	255,579
WF Adv VT Sm Cap Gro, Cl 2	588,311
WA Var Global Hi Yd Bond, Cl II	64,513

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  287

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl B

0.55%	$1.07	$1.34	$1.70	$1.23	$—
0.75%	1.07	1.32	1.74	1.87	—
0.85%	1.07	1.42	1.56	0.90	1.71
0.95%	1.07	1.30	1.70	1.82	1.81
1.00%	1.07	1.29	2.16	2.02	—
1.05%	1.07	1.40	1.54	0.89	1.68
1.10%	1.07	1.39	1.53	0.89	1.68
1.15%	1.07	—	—	—	1.34
1.20%	1.06	1.27	2.11	1.97	1.79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.38	1.51	0.88	1.66
1.30%	1.06	1.37	1.51	0.87	1.65
1.35%	1.06	—	—	—	1.78
1.40%	1.06	—	—	—	1.33
1.45%	1.06	1.36	1.49	0.86	1.63
1.50%	1.06	—	—	—	1.23
1.55%	1.06	—	—	—	1.77
1.60%	1.06	—	—	—	1.77
1.65%	1.06	—	—	—	1.33
1.70%	1.06	—	—	—	1.76
1.75%	1.06	—	—	—	1.23
1.80%	1.06	—	—	—	1.32
1.85%	1.06	—	—	—	1.23

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Subaccount	Class III	Cl I	Cl II	Cl II	Cl II

0.55%	$1.07	$—	$1.82	$1.53	$1.65
0.75%	1.07	1.26	1.74	1.51	1.63
0.85%	1.07	—	—	1.87	1.78
0.95%	1.06	1.23	1.70	1.49	1.60
1.00%	1.06	—	2.25	1.48	1.59
1.05%	1.06	—	—	1.84	1.75
1.10%	1.06	—	—	1.84	1.74
1.15%	1.06	—	—	—	—
1.20%	1.06	—	2.19	1.46	1.57
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	—	—	1.82	1.73
1.30%	1.06	—	—	1.81	1.72
1.35%	1.06	—	—	—	—
1.40%	1.06	—	—	—	—
1.45%	1.06	—	—	1.79	1.70
1.50%	1.06	—	—	—	—
1.55%	1.06	—	—	—	—
1.60%	1.06	—	—	—	—
1.65%	1.06	—	—	—	—
1.70%	1.06	—	—	—	—
1.75%	1.06	—	—	—	—
1.80%	1.06	—	—	—	—
1.85%	1.06	—	—	—	—

 288  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl I

0.55%	$—	$1.75	$1.17	$1.50	$1.86
0.75%	2.67	2.15	1.17	1.38	1.84
0.85%	—	1.57	1.17	—	1.83
0.95%	2.60	2.10	1.17	1.34	1.81
1.00%	—	2.30	1.17	1.71	1.81
1.05%	—	1.54	1.16	—	1.80
1.10%	—	1.54	1.16	—	1.80
1.15%	—	1.35	1.16	—	—
1.20%	—	2.25	1.16	1.68	1.78
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.52	1.16	—	1.78
1.30%	—	1.51	1.16	—	1.77
1.35%	—	1.69	1.16	—	—
1.40%	—	1.35	1.16	—	—
1.45%	—	1.50	1.16	—	1.75
1.50%	—	1.15	1.07	—	—
1.55%	—	1.68	1.15	—	—
1.60%	—	1.68	1.15	—	—
1.65%	—	1.34	1.15	—	—
1.70%	—	1.67	1.15	—	—
1.75%	—	1.14	1.07	—	—
1.80%	—	1.34	1.15	—	—
1.85%	—	1.14	1.07	—	—

				Col VP
	Col VP	Col VP	Col VP	Commodity	Col VP
	Bal,	Cash Mgmt,	Cash Mgmt,	Strategy,	Contrarian Core,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$1.64	$—	$1.10	$0.93	$1.22
0.75%	1.49	—	1.12	0.93	1.21
0.85%	1.49	0.97	1.03	0.93	1.21
0.95%	1.45	0.97	1.09	0.93	1.21
1.00%	1.92	—	1.04	0.93	1.21
1.05%	1.47	0.96	1.01	0.93	1.21
1.10%	1.47	0.96	1.01	0.92	1.21
1.15%	1.25	0.98	—	0.92	1.21
1.20%	1.88	0.96	1.02	0.92	1.21
1.25%	—	—	—	—	—
1.25%	1.45	—	1.00	—	—
1.25%	—	—	—	—	—
1.25%	2.26	—	1.22	—	—
1.25%	—	—	—	0.92	1.21
1.30%	1.44	0.96	0.99	0.92	1.21
1.35%	1.56	0.95	—	0.92	1.21
1.40%	1.24	0.98	—	0.92	1.21
1.45%	1.43	0.95	0.98	0.92	1.21
1.50%	1.11	0.99	—	0.92	1.21
1.55%	1.55	0.95	—	0.92	1.21
1.60%	1.54	0.95	—	0.92	1.21
1.65%	1.24	0.97	—	0.92	1.21
1.70%	1.54	0.94	—	0.92	1.21
1.75%	1.11	0.99	—	0.92	1.21
1.80%	1.23	0.97	—	0.92	1.21
1.85%	1.11	0.99	—	0.92	1.20

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  289

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$0.96	$—	$1.40	$—	$1.78
0.75%	0.95	—	1.68	—	2.23
0.85%	0.95	1.11	1.34	1.61	1.41
0.95%	0.95	1.10	1.63	1.61	2.17
1.00%	0.95	—	1.45	—	2.66
1.05%	0.95	1.10	1.32	1.60	1.39
1.10%	0.95	1.10	1.31	1.60	1.38
1.15%	0.95	1.01	—	1.27	—
1.20%	0.95	1.09	1.42	1.59	2.60
1.25%	—	—	—	—	2.11
1.25%	—	—	1.30	—	1.37
1.25%	—	—	—	—	—
1.25%	—	—	1.77	—	—
1.25%	0.95	—	—	—	—
1.30%	0.95	1.09	1.29	1.59	1.36
1.35%	0.95	1.09	—	1.58	—
1.40%	0.95	1.01	—	1.27	—
1.45%	0.95	1.08	1.28	1.58	1.35
1.50%	0.95	0.96	—	1.11	—
1.55%	0.95	1.08	—	1.57	—
1.60%	0.95	1.08	—	1.57	—
1.65%	0.95	1.00	—	1.26	—
1.70%	0.95	1.08	—	1.56	—
1.75%	0.95	0.96	—	1.11	—
1.80%	0.95	1.00	—	1.26	—
1.85%	0.95	0.95	—	1.11	—

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$0.91	$—	$2.30	$—	$1.30
0.75%	0.91	—	2.91	—	1.83
0.85%	0.90	1.11	1.52	1.04	1.28
0.95%	0.90	1.10	2.83	1.04	1.78
1.00%	0.90	—	3.52	—	1.54
1.05%	0.90	1.10	1.50	1.03	1.26
1.10%	0.90	1.10	1.49	1.03	1.25
1.15%	0.90	1.03	—	0.95	—
1.20%	0.90	1.09	3.44	1.03	1.50
1.25%	—	—	1.93	—	—
1.25%	—	—	1.48	—	1.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.77
1.25%	0.90	—	—	—	—
1.30%	0.90	1.09	1.47	1.02	1.23
1.35%	0.90	1.09	—	1.02	—
1.40%	0.90	1.02	—	0.95	—
1.45%	0.90	1.08	1.45	1.02	1.22
1.50%	0.90	0.97	—	0.92	—
1.55%	0.90	1.08	—	1.01	—
1.60%	0.90	1.08	—	1.01	—
1.65%	0.90	1.02	—	0.94	—
1.70%	0.90	1.08	—	1.01	—
1.75%	0.90	0.97	—	0.92	—
1.80%	0.90	1.02	—	0.94	—
1.85%	0.90	0.97	—	0.92	—

 290  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP Hi	Col VP Hi	Col VP	Col VP	Col VP
	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1.92	$0.90	$1.84	$—
0.75%	—	2.31	0.90	1.80	—
0.85%	1.36	1.74	1.34	1.71	1.46
0.95%	1.36	2.25	1.33	1.77	1.46
1.00%	—	2.57	0.90	1.76	—
1.05%	1.35	1.72	1.33	1.69	1.45
1.10%	1.35	1.71	1.32	1.68	1.45
1.15%	1.14	—	1.13	—	1.29
1.20%	1.34	2.51	1.32	1.73	1.44
1.25%	—	—	—	—	—
1.25%	—	1.69	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.35	—	—	—
1.25%	—	—	0.90	1.66	—
1.30%	1.34	1.68	1.31	1.66	1.44
1.35%	1.34	—	1.31	—	1.44
1.40%	1.14	—	1.13	—	1.28
1.45%	1.33	1.67	1.31	1.64	1.43
1.50%	1.01	—	0.89	—	1.13
1.55%	1.33	—	1.30	—	1.43
1.60%	1.33	—	1.30	—	1.42
1.65%	1.14	—	1.12	—	1.28
1.70%	1.32	—	1.30	—	1.42
1.75%	1.01	—	0.89	—	1.13
1.80%	1.13	—	1.12	—	1.27
1.85%	1.01	—	0.89	—	1.13

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$1.75	$—	$1.66	$—	$1.67
0.75%	1.25	—	0.79	—	1.18
0.85%	1.35	1.78	1.52	1.88	1.52
0.95%	1.22	1.77	0.77	1.87	1.15
1.00%	2.29	—	1.87	—	1.93
1.05%	1.33	1.77	1.50	1.86	1.49
1.10%	1.32	1.76	1.49	1.86	1.49
1.15%	—	1.31	—	1.31	—
1.20%	2.24	1.76	1.82	1.85	1.89
1.25%	—	—	—	—	—
1.25%	1.31	—	—	—	1.47
1.25%	—	—	—	—	—
1.25%	1.64	—	—	—	1.92
1.25%	—	—	1.48	—	—
1.30%	1.30	1.75	1.47	1.85	1.47
1.35%	—	1.75	—	1.85	—
1.40%	—	1.30	—	1.30	—
1.45%	1.29	1.74	1.45	1.84	1.45
1.50%	—	1.18	—	1.19	—
1.55%	—	1.74	—	1.83	—
1.60%	—	1.73	—	1.83	—
1.65%	—	1.29	—	1.30	—
1.70%	—	1.73	—	1.82	—
1.75%	—	1.18	—	1.19	—
1.80%	—	1.29	—	1.29	—
1.85%	—	1.17	—	1.19	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  291

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$1.00	$1.01	$1.03	$1.02
0.75%	—	1.00	1.01	1.03	1.02
0.85%	1.08	1.00	1.01	1.03	1.02
0.95%	1.08	1.01	1.04	1.12	1.16
1.00%	—	1.00	1.01	1.03	1.02
1.05%	1.07	1.01	1.04	1.11	1.15
1.10%	1.07	1.01	1.04	1.11	1.07
1.15%	1.03	1.01	1.04	1.11	1.15
1.20%	1.07	1.01	1.04	1.11	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	1.06	1.01	1.04	1.11	1.15
1.35%	1.06	1.01	1.04	1.11	1.07
1.40%	1.02	1.01	1.04	1.11	1.15
1.45%	1.06	1.01	1.04	1.11	1.15
1.50%	0.99	1.01	1.04	1.11	1.07
1.55%	1.06	1.01	1.04	1.11	1.14
1.60%	1.05	1.00	1.04	1.11	1.07
1.65%	1.02	1.00	1.04	1.11	1.14
1.70%	1.05	1.00	1.04	1.11	1.14
1.75%	0.99	1.00	1.04	1.11	1.07
1.80%	1.02	1.00	1.04	1.11	1.14
1.85%	0.99	1.00	1.04	1.11	1.07

	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

0.55%	$1.60	$1.18	$—	$1.75	$—
0.75%	1.57	1.16	—	1.85	—
0.85%	1.71	1.31	1.53	1.70	1.83
0.95%	1.55	1.15	1.52	1.80	1.83
1.00%	1.55	1.14	—	2.08	—
1.05%	1.69	1.29	1.52	1.68	1.82
1.10%	1.68	1.28	1.51	1.67	1.82
1.15%	—	1.23	1.24	—	1.42
1.20%	1.52	1.12	1.51	2.03	1.81
1.25%	—	—	—	—	—
1.25%	—	—	—	1.65	—
1.25%	—	—	—	1.41	—
1.25%	—	—	—	—	—
1.25%	1.66	1.27	—	—	—
1.30%	1.65	1.26	1.50	1.65	1.80
1.35%	—	1.39	1.50	—	1.80
1.40%	—	1.23	1.23	—	1.41
1.45%	1.64	1.25	1.50	1.63	1.80
1.50%	—	1.14	1.19	—	1.21
1.55%	—	1.38	1.49	—	1.79
1.60%	—	1.38	1.49	—	1.79
1.65%	—	1.22	1.23	—	1.41
1.70%	—	1.37	1.48	—	1.78
1.75%	—	1.14	1.18	—	1.21
1.80%	—	1.22	1.23	—	1.40
1.85%	—	1.14	1.18	—	1.21

 292  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$1.83	$0.95	$1.73	$—	$1.80
0.75%	2.02	0.95	1.42	—	1.77
0.85%	1.65	0.95	1.60	1.88	1.60
0.95%	1.98	0.95	1.38	1.87	1.73
1.00%	1.97	0.95	2.14	—	1.73
1.05%	1.63	0.95	1.57	1.86	1.58
1.10%	1.62	0.95	1.57	1.86	1.57
1.15%	—	0.95	1.34	1.40	—
1.20%	1.94	0.95	2.09	1.85	1.69
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.60	0.95	1.55	—	1.56
1.30%	1.60	0.95	1.54	1.85	1.55
1.35%	—	0.95	1.75	1.84	—
1.40%	—	0.95	1.33	1.39	—
1.45%	1.58	0.94	1.53	1.84	1.53
1.50%	—	0.94	1.17	1.20	—
1.55%	—	0.94	1.73	1.83	—
1.60%	—	0.94	1.73	1.83	—
1.65%	—	0.94	1.33	1.39	—
1.70%	—	0.94	1.73	1.82	—
1.75%	—	0.94	1.16	1.20	—
1.80%	—	0.94	1.32	1.38	—
1.85%	—	0.94	1.16	1.20	—

	Col VP Select	Col VP Select	Col VP	Col VP US	Col VP US
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Govt Mtge,	Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

0.55%	$—	$1.93	$—	$—	$1.14
0.75%	—	2.28	—	—	1.28
0.85%	1.98	1.79	1.04	0.98	1.09
0.95%	1.97	2.22	1.04	0.98	1.24
1.00%	—	2.99	—	—	1.09
1.05%	1.97	1.77	1.04	0.98	1.07
1.10%	1.96	1.76	1.04	0.97	1.07
1.15%	1.49	—	1.06	0.97	—
1.20%	1.96	2.92	1.03	0.97	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.74	—	—	1.05
1.30%	1.95	1.73	1.03	0.97	1.05
1.35%	1.95	—	1.03	0.97	—
1.40%	1.49	—	1.06	0.97	—
1.45%	1.94	1.72	1.03	0.96	1.03
1.50%	1.29	—	0.97	0.97	—
1.55%	1.93	—	1.03	0.96	—
1.60%	1.93	—	1.02	0.96	—
1.65%	1.48	—	1.05	0.96	—
1.70%	1.92	—	1.02	0.95	—
1.75%	1.29	—	0.97	0.97	—
1.80%	1.48	—	1.05	0.96	—
1.85%	1.29	—	0.97	0.97	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  293

	CS	Drey VIF	DWS Alt Asset	EV VT	Fid VIP
	Commodity	Intl Eq,	Alloc VIP,	Floating-Rate	Contrafund,
Subaccount	Return	Serv	Cl B	Inc	Serv Cl 2

0.55%	$0.78	$—	$1.00	$1.32	$1.57
0.75%	0.77	—	1.00	1.30	1.54
0.85%	0.78	1.24	1.00	1.29	1.66
0.95%	0.75	—	1.00	1.28	1.52
1.00%	0.75	—	1.00	1.28	1.51
1.05%	0.77	1.22	1.00	1.27	1.63
1.10%	0.76	1.22	1.00	1.26	1.63
1.15%	—	—	0.99	—	1.32
1.20%	0.74	—	0.99	1.26	1.49
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.75	1.21	0.99	1.25	1.61
1.30%	0.75	1.20	0.99	1.24	1.60
1.35%	—	—	0.99	—	1.71
1.40%	—	—	0.99	—	1.31
1.45%	0.74	1.19	0.99	1.23	1.59
1.50%	—	—	0.96	—	1.18
1.55%	—	—	0.99	—	1.69
1.60%	—	—	0.99	—	1.69
1.65%	—	—	0.99	—	1.31
1.70%	—	—	0.99	—	1.69
1.75%	—	—	0.95	—	1.18
1.80%	—	—	0.98	—	1.30
1.85%	—	—	0.95	—	1.18

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$—	$1.76	$—	$2.31	$—
0.75%	1.59	1.81	3.18	3.39	1.45
0.85%	—	—	—	1.83	—
0.95%	1.55	1.77	3.10	3.31	1.42
1.00%	—	2.06	—	3.55	—
1.05%	—	—	—	1.81	—
1.10%	—	—	—	1.80	—
1.15%	—	—	—	1.36	—
1.20%	—	2.02	—	3.47	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.78	—
1.30%	—	—	—	1.77	—
1.35%	—	—	—	1.65	—
1.40%	—	—	—	1.35	—
1.45%	—	—	—	1.75	—
1.50%	—	—	—	1.22	—
1.55%	—	—	—	1.64	—
1.60%	—	—	—	1.64	—
1.65%	—	—	—	1.34	—
1.70%	—	—	—	1.63	—
1.75%	—	—	—	1.22	—
1.80%	—	—	—	1.34	—
1.85%	—	—	—	1.22	—

 294  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,	Sm Cap Val,
Subaccount	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$1.69	$0.99	$1.10	$1.07	$2.11
0.75%	1.88	0.98	2.05	1.07	3.55
0.85%	1.33	0.98	0.93	1.07	1.81
0.95%	1.84	0.98	1.99	1.07	3.46
1.00%	2.32	0.98	1.80	1.07	3.13
1.05%	1.31	0.98	0.92	1.07	1.78
1.10%	1.30	0.98	0.91	1.07	1.78
1.15%	—	0.98	—	1.07	1.44
1.20%	2.27	0.98	1.76	1.07	3.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.29	0.98	0.90	1.07	1.76
1.30%	1.29	0.98	0.90	1.07	1.75
1.35%	—	0.98	—	1.07	1.94
1.40%	—	0.98	—	1.07	1.44
1.45%	1.27	0.98	0.89	1.07	1.73
1.50%	—	0.98	—	1.07	1.25
1.55%	—	0.98	—	1.07	1.93
1.60%	—	0.98	—	1.07	1.92
1.65%	—	0.98	—	1.06	1.43
1.70%	—	0.98	—	1.06	1.92
1.75%	—	0.98	—	1.06	1.24
1.80%	—	0.98	—	1.06	1.43
1.85%	—	0.98	—	1.06	1.24

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	$1.72	$0.98	$2.08	$—	$1.64
0.75%	1.90	0.98	3.64	2.21	1.41
0.85%	1.42	0.98	—	—	1.48
0.95%	1.85	0.98	3.54	2.15	1.37
1.00%	2.17	0.98	2.96	—	2.10
1.05%	1.40	0.98	—	—	1.45
1.10%	1.39	0.98	—	—	1.45
1.15%	1.33	0.98	—	—	—
1.20%	2.12	0.98	2.90	—	2.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.38	0.98	—	—	1.43
1.30%	1.37	0.98	—	—	1.43
1.35%	1.56	0.98	—	—	—
1.40%	1.33	0.98	—	—	—
1.45%	1.36	0.98	—	—	1.41
1.50%	1.15	0.98	—	—	—
1.55%	1.55	0.98	—	—	—
1.60%	1.54	0.97	—	—	—
1.65%	1.32	0.97	—	—	—
1.70%	1.54	0.97	—	—	—
1.75%	1.14	0.97	—	—	—
1.80%	1.32	0.97	—	—	—
1.85%	1.14	0.97	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  295

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	VI Core Eq,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	$—	$1.35	$0.99	$1.75	$—
0.75%	1.35	1.34	0.98	1.71	—
0.85%	—	1.34	0.98	1.57	—
0.95%	1.34	1.34	0.98	1.68	—
1.00%	—	1.34	0.98	1.67	—
1.05%	—	1.34	0.98	1.54	—
1.10%	—	1.34	0.98	1.54	—
1.15%	—	—	0.98	—	—
1.20%	—	1.33	0.98	1.64	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.33	0.98	1.52	2.62
1.30%	—	1.33	0.98	1.51	—
1.35%	—	—	0.98	—	—
1.40%	—	—	0.98	—	—
1.45%	—	1.33	0.98	1.50	—
1.50%	—	—	0.98	—	—
1.55%	—	—	0.98	—	—
1.60%	—	—	0.98	—	—
1.65%	—	—	0.98	—	—
1.70%	—	—	0.98	—	—
1.75%	—	—	0.98	—	—
1.80%	—	—	0.98	—	—
1.85%	—	—	0.98	—	—

	Invesco VI	Invesco VI	Invesco VI	Invesco	Invesco VI
	Div Divd,	Div Divd,	Global Hlth,	VI Intl Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	$1.42	$—	$1.84	$1.76	$—
0.75%	1.41	—	1.81	1.73	1.33
0.85%	—	1.39	1.90	1.51	—
0.95%	1.40	—	1.78	1.70	1.33
1.00%	1.40	—	1.78	1.69	1.32
1.05%	—	1.39	1.87	1.49	—
1.10%	—	1.39	1.86	1.48	—
1.15%	—	—	—	—	—
1.20%	1.39	—	1.75	1.67	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.38	1.84	1.47	—
1.30%	—	1.38	1.84	1.46	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	1.37	1.81	1.44	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

 296  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Invesco VI	Invesco	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	VI Tech,	Asset	Enterprise,	Flex Bond,
Subaccount	Ser II	Ser I	Strategy	Serv	Serv

0.55%	$1.33	$1.68	$1.21	$—	$0.99
0.75%	1.33	1.14	1.20	1.05	0.98
0.85%	1.32	—	1.20	—	0.98
0.95%	1.32	1.12	1.20	1.02	0.98
1.00%	1.32	2.13	1.20	—	0.98
1.05%	1.32	—	1.20	—	0.98
1.10%	1.32	—	1.20	—	0.98
1.15%	—	—	1.20	—	0.98
1.20%	1.32	2.09	1.20	—	0.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.31	—	1.20	—	0.98
1.30%	1.31	—	1.20	—	0.98
1.35%	—	—	1.20	—	0.98
1.40%	—	—	1.20	—	0.98
1.45%	1.31	—	1.20	—	0.98
1.50%	—	—	1.20	—	0.98
1.55%	—	—	1.20	—	0.98
1.60%	—	—	1.20	—	0.98
1.65%	—	—	1.20	—	0.98
1.70%	—	—	1.20	—	0.98
1.75%	—	—	1.20	—	0.98
1.80%	—	—	1.19	—	0.98
1.85%	—	—	1.19	—	0.98

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn MA,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	$1.19	$—	$1.39	$—	$1.13
0.75%	1.18	0.82	1.38	1.66	1.12
0.85%	1.18	—	1.37	—	1.12
0.95%	1.18	0.80	1.36	1.62	1.12
1.00%	1.18	2.88	1.35	3.25	1.12
1.05%	1.18	—	1.35	—	1.12
1.10%	1.18	—	1.34	—	1.12
1.15%	1.17	—	1.30	—	1.12
1.20%	1.17	2.82	1.33	3.17	1.12
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	—	1.33	—	1.12
1.30%	1.17	—	1.33	—	1.12
1.35%	1.17	—	1.63	—	1.12
1.40%	1.17	—	1.29	—	1.12
1.45%	1.17	—	1.31	—	1.12
1.50%	1.07	—	1.19	—	1.12
1.55%	1.17	—	1.62	—	1.12
1.60%	1.17	—	1.62	—	1.12
1.65%	1.16	—	1.29	—	1.12
1.70%	1.16	—	1.61	—	1.12
1.75%	1.07	—	1.19	—	1.12
1.80%	1.16	—	1.28	—	1.12
1.85%	1.07	—	1.19	—	1.12

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  297

	MFS	MFS	MFS	MS UIF Global	MS UIF Mid
	Inv Gro Stock,	New Dis,	Utilities,	Real Est,	Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	$1.83	$2.46	$2.67	$1.25	$1.79
0.75%	1.07	1.86	2.93	1.23	1.76
0.85%	1.77	—	1.97	1.24	2.03
0.95%	1.04	1.81	2.86	1.21	1.74
1.00%	2.07	3.00	4.16	1.20	1.73
1.05%	1.74	—	1.94	1.22	2.00
1.10%	1.74	—	1.94	1.22	1.99
1.15%	—	—	1.28	—	1.26
1.20%	2.02	2.93	4.16	1.19	1.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.72	—	1.91	1.21	1.97
1.30%	1.71	—	1.91	1.20	1.96
1.35%	—	—	1.63	—	1.67
1.40%	—	—	1.27	—	1.26
1.45%	1.69	—	1.89	1.19	1.94
1.50%	—	—	1.06	—	1.24
1.55%	—	—	1.62	—	1.66
1.60%	—	—	1.62	—	1.66
1.65%	—	—	1.27	—	1.25
1.70%	—	—	1.61	—	1.65
1.75%	—	—	1.06	—	1.23
1.80%	—	—	1.26	—	1.25
1.85%	—	—	1.06	—	1.23

	NB AMT	NB AMT Soc	Oppen Eq	Oppen	Oppen Global
	Intl Eq,	Responsive,	Inc VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl S	Cl S	Serv	Serv	Srv

0.55%	$1.12	$—	$—	$1.96	$1.54
0.75%	1.10	—	—	1.92	1.52
0.85%	1.24	1.70	1.32	1.60	1.45
0.95%	1.08	1.70	—	1.89	1.49
1.00%	1.08	—	—	1.88	1.48
1.05%	1.22	1.68	1.30	1.57	1.42
1.10%	1.22	1.67	1.29	1.57	1.42
1.15%	—	1.37	—	1.36	0.97
1.20%	1.06	1.69	—	1.84	1.46
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.21	1.65	1.28	1.55	1.40
1.30%	1.20	1.65	1.27	1.54	1.40
1.35%	—	1.68	—	1.60	0.97
1.40%	—	1.36	—	1.35	0.97
1.45%	1.19	1.63	1.26	1.53	1.38
1.50%	—	1.19	—	1.16	0.97
1.55%	—	1.67	—	1.59	0.97
1.60%	—	1.66	—	1.59	0.96
1.65%	—	1.36	—	1.35	0.96
1.70%	—	1.66	—	1.58	0.96
1.75%	—	1.19	—	1.16	0.96
1.80%	—	1.35	—	1.34	0.96
1.85%	—	1.18	—	1.15	0.96

 298  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Oppen Main	PIMCO	PIMCO VIT Glb	PIMCO VIT	Put VT
	St Sm Cap VA,	VIT All Asset,	MA Man Alloc,	Tot Return,	Global Hlth Care,
Subaccount	Serv	Advisor Cl	Adv Cl	Advisor Cl	Cl IB

0.55%	$2.08	$1.47	$0.95	$0.96	$2.09
0.75%	2.05	1.45	0.94	0.96	1.92
0.85%	1.80	1.44	0.94	0.96	—
0.95%	2.01	1.42	0.94	0.96	1.87
1.00%	2.00	1.42	0.94	0.96	2.29
1.05%	1.78	1.42	0.94	0.96	—
1.10%	1.77	1.42	0.94	0.96	—
1.15%	1.43	1.07	0.94	0.96	—
1.20%	1.96	1.40	0.94	0.96	2.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.75	1.40	0.94	0.96	—
1.30%	1.75	1.39	0.94	0.96	—
1.35%	1.90	1.19	0.93	0.96	—
1.40%	1.43	1.06	0.93	0.96	—
1.45%	1.73	1.38	0.93	0.96	—
1.50%	1.21	0.97	0.91	0.96	—
1.55%	1.89	1.19	0.93	0.96	—
1.60%	1.88	1.18	0.93	0.96	—
1.65%	1.42	1.06	0.93	0.96	—
1.70%	1.88	1.18	0.93	0.96	—
1.75%	1.21	0.97	0.90	0.96	—
1.80%	1.42	1.05	0.93	0.96	—
1.85%	1.21	0.97	0.90	0.95	—

	Put VT	Put VT Multi-	Put VT Multi-	Royce	Third
	Intl Eq,	Cap Gro,	Cap Gro,	Micro-Cap,	Ave
Subaccount	Cl IB	Cl IA	Cl IB	Invest Cl	Val

0.55%	$1.56	$—	$1.68	$—	$—
0.75%	1.67	—	1.67	3.22	2.45
0.85%	—	—	—	—	—
0.95%	1.63	—	1.66	3.14	2.39
1.00%	2.05	—	1.66	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	—	—
1.20%	2.01	—	1.65	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.96	—	—	—
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  299

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Subaccount	Cl S	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$0.77	$1.47	$1.47	$—	$—
0.75%	0.77	1.46	1.46	—	—
0.85%	0.77	1.46	1.46	1.07	1.72
0.95%	0.77	1.45	1.45	1.06	1.72
1.00%	0.77	1.45	1.45	—	—
1.05%	0.77	1.44	1.45	1.06	1.71
1.10%	0.77	1.44	1.44	1.06	1.71
1.15%	0.77	1.23	—	0.99	1.25
1.20%	0.77	1.44	1.44	1.06	1.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.76	1.43	1.44	—	—
1.30%	0.76	1.43	1.43	1.05	1.70
1.35%	0.76	1.49	—	1.05	1.69
1.40%	0.76	1.22	—	0.99	1.24
1.45%	0.76	1.42	1.43	1.05	1.69
1.50%	0.76	1.11	—	0.96	1.17
1.55%	0.76	1.48	—	1.04	1.68
1.60%	0.76	1.47	—	1.04	1.68
1.65%	0.76	1.22	—	0.98	1.24
1.70%	0.76	1.47	—	1.04	1.67
1.75%	0.76	1.11	—	0.96	1.17
1.80%	0.76	1.21	—	0.98	1.23
1.85%	0.76	1.11	—	0.96	1.17

	VP AQR Man	VP BR Gl Infl	VP BR Gl Infl	VP Col	VP Col
	Fut Strategy,	Prot Sec,	Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$1.03	$—	$1.33	$—	$—
0.75%	1.03	—	1.30	—	—
0.85%	1.03	1.09	1.26	1.51	1.93
0.95%	1.03	1.08	1.28	1.50	1.92
1.00%	1.03	—	1.28	—	—
1.05%	1.03	1.08	1.24	1.50	1.91
1.10%	1.03	1.08	1.24	1.49	1.91
1.15%	1.03	0.98	—	1.29	1.37
1.20%	1.03	1.07	1.25	1.49	1.90
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	—	1.23	—	—
1.30%	1.03	1.07	1.22	1.48	1.90
1.35%	1.03	1.07	—	1.48	1.89
1.40%	1.03	0.97	—	1.28	1.36
1.45%	1.03	1.06	1.21	1.48	1.89
1.50%	1.03	0.91	—	1.12	1.20
1.55%	1.03	1.06	—	1.47	1.88
1.60%	1.03	1.06	—	1.47	1.88
1.65%	1.02	0.97	—	1.28	1.36
1.70%	1.02	1.06	—	1.46	1.87
1.75%	1.02	0.91	—	1.12	1.20
1.80%	1.02	0.97	—	1.27	1.35
1.85%	1.02	0.91	—	1.12	1.20

 300  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

					VP GS
	VP	VP	VP DFA	VP EV Floating	Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

0.55%	$1.18	$1.18	$—	$—	$0.92
0.75%	1.17	1.17	—	—	0.92
0.85%	1.17	1.16	1.29	1.16	0.92
0.95%	1.16	1.16	1.29	1.15	0.92
1.00%	1.16	1.16	—	—	0.92
1.05%	1.16	1.16	1.28	1.15	0.92
1.10%	1.15	1.15	1.28	1.15	0.92
1.15%	1.05	—	1.26	1.06	0.92
1.20%	1.15	1.15	1.28	1.14	0.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.15	1.15	—	—	0.92
1.30%	1.15	1.14	1.27	1.14	0.92
1.35%	1.15	—	1.27	1.14	0.92
1.40%	1.04	—	1.26	1.05	0.92
1.45%	1.14	1.14	1.27	1.13	0.92
1.50%	1.00	—	1.16	1.01	0.92
1.55%	1.14	—	1.26	1.13	0.92
1.60%	1.14	—	1.26	1.13	0.92
1.65%	1.04	—	1.25	1.05	0.92
1.70%	1.14	—	1.26	1.12	0.91
1.75%	0.99	—	1.16	1.01	0.91
1.80%	1.04	—	1.25	1.05	0.91
1.85%	0.99	—	1.15	1.01	0.91

	VP Holl Lg	VP Invesco	VP JPM	VP Jennison	VP
	Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	MFS Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.75%	—	—	—	—	—
0.85%	1.72	1.44	1.07	1.75	1.77
0.95%	1.72	1.44	1.06	1.75	1.76
1.00%	—	—	—	—	—
1.05%	1.71	1.43	1.06	1.74	1.75
1.10%	1.71	1.43	1.06	1.74	1.75
1.15%	1.23	1.25	0.99	1.28	1.38
1.20%	1.70	1.43	1.05	1.73	1.74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	1.70	1.42	1.05	1.73	1.74
1.35%	1.69	1.42	1.05	1.72	1.74
1.40%	1.23	1.24	0.99	1.27	1.38
1.45%	1.69	1.41	1.04	1.72	1.73
1.50%	1.18	1.13	0.96	1.16	1.18
1.55%	1.68	1.41	1.04	1.71	1.72
1.60%	1.68	1.41	1.04	1.71	1.72
1.65%	1.22	1.23	0.98	1.26	1.37
1.70%	1.67	1.40	1.04	1.70	1.71
1.75%	1.17	1.13	0.96	1.16	1.17
1.80%	1.22	1.23	0.98	1.26	1.37
1.85%	1.17	1.13	0.96	1.16	1.17

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  301

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$1.34	$1.34	$1.41	$1.41	$1.25
0.75%	1.33	1.33	1.40	1.40	1.24
0.85%	1.32	1.32	1.39	1.39	1.24
0.95%	1.32	1.32	1.39	1.39	1.23
1.00%	1.31	1.32	1.39	1.39	1.23
1.05%	1.31	1.31	1.38	1.38	1.23
1.10%	1.31	1.31	1.38	1.38	1.23
1.15%	1.14	—	1.18	—	1.09
1.20%	1.30	1.31	1.37	1.38	1.22
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	1.30	1.37	1.37	1.22
1.30%	1.30	1.30	1.37	1.37	1.22
1.35%	1.32	—	1.40	—	1.23
1.40%	1.13	—	1.17	—	1.08
1.45%	1.29	1.29	1.36	1.36	1.21
1.50%	1.05	—	1.08	—	1.02
1.55%	1.31	—	1.39	—	1.22
1.60%	1.30	—	1.39	—	1.22
1.65%	1.13	—	1.17	—	1.08
1.70%	1.30	—	1.38	—	1.21
1.75%	1.05	—	1.08	—	1.02
1.80%	1.12	—	1.17	—	1.08
1.85%	1.05	—	1.08	—	1.02

				VP Nuveen
	VP Mod	VP MS Global	VP NFJ	Winslow Lg	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Cap Gro,	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$1.26	$—	$—	$—	$—
0.75%	1.25	—	—	—	—
0.85%	1.24	1.41	1.72	1.85	1.94
0.95%	1.24	1.41	1.71	1.84	1.93
1.00%	1.23	—	—	—	—
1.05%	1.23	1.40	1.71	1.84	1.93
1.10%	1.23	1.40	1.70	1.83	1.92
1.15%	—	1.17	1.33	1.28	1.34
1.20%	1.23	1.40	1.70	1.83	1.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.22	—	—	—	—
1.30%	1.22	1.39	1.69	1.82	1.91
1.35%	—	1.39	1.69	1.82	1.91
1.40%	—	1.16	1.32	1.28	1.34
1.45%	1.21	1.38	1.68	1.81	1.90
1.50%	—	0.92	1.14	1.22	1.24
1.55%	—	1.38	1.68	1.80	1.90
1.60%	—	1.38	1.68	1.80	1.89
1.65%	—	1.16	1.31	1.27	1.33
1.70%	—	1.37	1.67	1.79	1.88
1.75%	—	0.92	1.14	1.22	1.24
1.80%	—	1.15	1.31	1.27	1.33
1.85%	—	0.92	1.14	1.22	1.24

 302  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	VP Ptnrs	VP Ptnrs	VP TCW Core	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Plus Bond,	Intl Eq,	Intl Eq,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.55%	$—	$2.06	$—	$—	$1.05
0.75%	—	2.93	—	—	1.05
0.85%	1.75	1.77	1.02	1.45	1.05
0.95%	1.74	2.86	1.02	1.45	1.05
1.00%	—	3.04	—	—	1.05
1.05%	1.74	1.74	1.02	1.44	1.05
1.10%	1.74	1.73	1.02	1.44	1.05
1.15%	1.37	—	0.97	1.32	1.05
1.20%	1.73	2.97	1.01	1.44	1.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.71	—	—	1.05
1.30%	1.72	1.71	1.01	1.43	1.05
1.35%	1.72	—	1.01	1.43	1.05
1.40%	1.37	—	0.97	1.31	1.05
1.45%	1.71	1.69	1.00	1.42	1.05
1.50%	1.19	—	0.97	1.13	1.05
1.55%	1.71	—	1.00	1.42	1.05
1.60%	1.71	—	1.00	1.42	1.05
1.65%	1.36	—	0.96	1.30	1.05
1.70%	1.70	—	0.99	1.41	1.05
1.75%	1.19	—	0.96	1.13	1.05
1.80%	1.36	—	0.96	1.30	1.05
1.85%	1.19	—	0.96	1.13	1.04

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1.34	$—	$1.92	$—
0.75%	—	1.32	—	1.89	—
0.85%	1.55	1.35	1.78	1.76	1.01
0.95%	1.55	1.30	1.77	1.85	1.01
1.00%	—	1.29	—	1.84	—
1.05%	1.54	1.33	1.77	1.73	1.01
1.10%	1.54	1.32	1.76	1.73	1.00
1.15%	1.26	—	1.40	—	0.99
1.20%	1.53	1.27	1.76	1.81	1.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.31	—	1.71	—
1.30%	1.53	1.30	1.75	1.70	1.00
1.35%	1.52	—	1.75	—	1.00
1.40%	1.26	—	1.39	—	0.98
1.45%	1.52	1.29	1.74	1.68	0.99
1.50%	1.12	—	1.19	—	0.99
1.55%	1.51	—	1.74	—	0.99
1.60%	1.51	—	1.73	—	0.99
1.65%	1.25	—	1.39	—	0.98
1.70%	1.51	—	1.73	—	0.98
1.75%	1.12	—	1.18	—	0.98
1.80%	1.25	—	1.38	—	0.98
1.85%	1.12	—	1.18	—	0.98

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  303

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Subaccount	Intl	USA	Cl 2	Cl 2	Cl 2

0.55%	$2.59	$2.05	$—	$1.52	$1.99
0.75%	2.41	3.03	1.74	1.49	2.15
0.85%	1.75	1.83	—	1.17	1.82
0.95%	2.35	2.95	1.70	1.47	2.10
1.00%	4.45	3.13	1.95	1.46	2.74
1.05%	1.72	1.80	—	1.15	1.79
1.10%	1.71	1.79	—	1.15	1.78
1.15%	—	—	—	—	1.31
1.20%	4.35	3.06	1.89	1.43	2.68
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.69	1.77	—	1.14	1.76
1.30%	1.69	1.77	—	1.13	1.76
1.35%	—	—	—	—	1.68
1.40%	—	—	—	—	1.30
1.45%	1.67	1.75	—	1.12	1.74
1.50%	—	—	—	—	1.17
1.55%	—	—	—	—	1.67
1.60%	—	—	—	—	1.67
1.65%	—	—	—	—	1.30
1.70%	—	—	—	—	1.66
1.75%	—	—	—	—	1.17
1.80%	—	—	—	—	1.29
1.85%	—	—	—	—	1.16

	WF Adv VT	WA Var Global
	Sm Cap Gro,	Hi Yd Bond,
Subaccount	Cl 2	Cl II

0.55%	$2.46	$1.02
0.75%	2.24	1.02
0.85%	2.29	1.01
0.95%	2.18	1.01
1.00%	3.61	1.01
1.05%	2.26	1.01
1.10%	2.25	1.01
1.15%	1.39	1.01
1.20%	3.53	1.01
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	2.22	1.01
1.30%	2.22	1.01
1.35%	1.90	1.01
1.40%	1.38	1.01
1.45%	2.19	1.01
1.50%	1.35	1.01
1.55%	1.88	1.01
1.60%	1.88	1.01
1.65%	1.38	1.01
1.70%	1.87	1.01
1.75%	1.35	1.01
1.80%	1.37	1.01
1.85%	1.35	1.01

 304  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl B

0.55%	—	—	—	32,534	—
0.75%	6,299	174,009	1,985,172	2,819,981	—
0.85%	—	410,063	330,680	1,373,857	221,033
0.95%	—	81,790	1,261,729	1,516,419	8,019
1.00%	—	2,061	108,154	335,189	—
1.05%	—	311,089	263,775	561,687	41,207
1.10%	—	27,292	4,732	250,527	35,716
1.15%	—	—	—	—	—
1.20%	—	5,958	114,849	222,091	9,702
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	146	12,333	406	57,282	8,082
1.30%	—	2,585	73,269	189,368	15,419
1.35%	—	—	—	—	732
1.40%	—	—	—	—	—
1.45%	—	—	27,009	9,106	—
1.50%	—	—	—	—	755
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	6,445	1,027,180	4,169,775	7,368,041	340,665

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Subaccount	Class III	Cl I	Cl II	Cl II	Cl II

0.55%	—	—	—	—	—
0.75%	79,574	196,216	731,403	734,796	514,136
0.85%	40,912	—	—	1,126,260	379,311
0.95%	35,018	212,860	417,402	494,036	319,843
1.00%	14,889	—	54,965	63,914	83,019
1.05%	43,089	—	—	463,994	503,512
1.10%	26,056	—	—	62,412	2,655
1.15%	—	—	—	—	—
1.20%	9,651	—	16,431	46,913	42,101
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,289	—	—	9,868	1,683
1.30%	58,498	—	—	73,968	10,756
1.35%	5,771	—	—	—	—
1.40%	—	—	—	—	—
1.45%	13,779	—	—	17,291	1,854
1.50%	655	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	329,181	409,076	1,220,201	3,093,452	1,858,870

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  305

	AC VP	AC VP	BlackRock	Calvert	CB Var Sm
	Val,	Val,	Global Alloc,	VP SRI	Cap Gro,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl I

0.55%	—	13,237	15,794	2,242	2,979
0.75%	261,590	2,727,404	571,427	708,977	157,815
0.85%	—	2,218,685	430,674	—	407,064
0.95%	196,376	2,080,984	604,391	421,960	130,986
1.00%	—	293,208	275,257	22,462	932
1.05%	—	761,103	478,021	—	174,756
1.10%	—	120,542	138,383	—	80,807
1.15%	—	—	140,582	—	—
1.20%	—	230,863	299,744	22,931	720
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	21,586	23,927	—	8,703
1.30%	—	149,633	131,350	—	7,387
1.35%	—	13,750	3,174	—	—
1.40%	—	—	7,324	—	—
1.45%	—	48,673	6,229	—	7,069
1.50%	—	14,015	789	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	9,164	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	457,966	8,693,683	3,136,230	1,178,572	979,218

				Col VP
	Col VP	Col VP	Col VP	Commodity	Col VP
	Bal,	Cash Mgmt,	Cash Mgmt,	Strategy,	Contrarian Core,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	—	—	5	—	—
0.75%	1,396,292	—	3,474,708	—	44,947
0.85%	512,705	42,152	1,243,773	10,516	34,073
0.95%	748,221	154,278	3,133,996	1,714	30,567
1.00%	141,479	—	506,446	—	—
1.05%	182,013	95,723	1,390,418	—	12,201
1.10%	17,209	107,769	245,470	32,645	—
1.15%	55,518	—	—	—	—
1.20%	267,662	239,714	360,076	—	12,784
1.25%	—	—	—	—	—
1.25%	29,661	—	54,284	—	—
1.25%	—	—	—	—	—
1.25%	2,432,977	—	2,268,662	—	—
1.25%	—	—	—	—	—
1.30%	61,156	62,494	160,076	10,631	7,230
1.35%	9,981	25,208	—	—	3,390
1.40%	—	—	—	—	—
1.45%	69,443	—	56,292	—	—
1.50%	14,179	236,417	—	—	—
1.55%	—	3,586	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	5,938,496	967,341	12,894,206	55,506	145,192

 306  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	—	—	2,188	—	10,955
0.75%	—	—	7,315,879	—	5,856,830
0.85%	—	142,375	3,020,253	75,386	2,534,959
0.95%	—	229,197	5,767,106	115,270	3,965,703
1.00%	—	—	1,357,554	—	688,527
1.05%	4,527	24,530	1,751,742	154,691	1,353,734
1.10%	—	1,588	300,821	62,753	232,370
1.15%	—	—	—	—	—
1.20%	—	59,819	1,357,648	168,008	477,118
1.25%	—	—	—	—	3,559,111
1.25%	—	—	71,536	—	35,268
1.25%	—	—	—	—	—
1.25%	—	—	2,598,050	—	—
1.25%	—	—	—	—	—
1.30%	—	211,952	704,117	13,082	260,576
1.35%	—	11,566	—	7,461	—
1.40%	—	6,877	—	—	—
1.45%	—	—	242,766	—	14,642
1.50%	—	—	—	—	—
1.55%	—	5,408	—	4,798	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	4,527	693,312	24,489,660	601,449	18,989,793

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	—	—	21,782	—	4,396
0.75%	78,927	—	1,140,824	—	2,243,627
0.85%	26,474	21,063	1,083,657	121,024	973,292
0.95%	64,862	214,913	808,997	115,152	1,833,096
1.00%	16,027	—	134,400	—	334,806
1.05%	10,389	44,404	704,243	1,785	734,353
1.10%	2,217	59,286	236,266	17,522	78,136
1.15%	—	—	—	—	—
1.20%	11,906	22,949	77,412	47,064	536,076
1.25%	—	—	1,921,167	—	—
1.25%	—	—	40,891	—	12,484
1.25%	—	—	—	—	—
1.25%	—	—	—	—	719,441
1.25%	—	—	—	—	—
1.30%	—	—	98,782	41,128	248,504
1.35%	—	5,842	—	4,882	—
1.40%	—	—	—	3,484	—
1.45%	—	—	28,269	—	81,106
1.50%	—	3,284	—	—	—
1.55%	—	1,086	—	3,410	—
1.60%	—	138	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	210,802	372,965	6,296,690	355,451	7,799,317

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  307

	Col VP Hi	Col VP Hi	Col VP	Col VP	Col VP
	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	—	621	—	5,221	—
0.75%	—	2,614,945	1,342,043	1,727,167	—
0.85%	139,282	780,635	876,575	828,210	18,401
0.95%	226,827	2,052,706	1,051,464	1,267,374	78,764
1.00%	—	285,451	204,617	186,096	—
1.05%	33,161	423,007	475,974	1,223,571	—
1.10%	17,006	73,568	119,414	69,058	—
1.15%	—	—	—	—	—
1.20%	94,348	173,270	384,958	250,874	5,032
1.25%	—	—	—	—	—
1.25%	—	6,887	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,654,229	—	—	—
1.25%	—	—	2,404	41,162	—
1.30%	24,332	168,642	534,708	134,189	—
1.35%	9,914	—	4,359	—	5,572
1.40%	—	—	3,487	—	—
1.45%	—	8,055	37,195	24,479	—
1.50%	9,341	—	—	—	—
1.55%	—	—	2,725	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	554,211	8,242,016	5,039,923	5,757,401	107,769

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	8,701	—	2,653	—	42,541
0.75%	776,596	—	2,648,283	—	5,645,437
0.85%	148,378	8,397	307,979	2,711	153,199
0.95%	733,987	—	1,731,445	5,668	2,315,627
1.00%	75,452	—	179,257	—	349,410
1.05%	208,359	43,496	98,446	—	142,931
1.10%	48,755	—	20,622	2,257	6,158
1.15%	—	—	—	—	—
1.20%	67,711	—	71,741	—	297,035
1.25%	—	—	—	—	—
1.25%	767	—	—	—	1,740
1.25%	—	—	—	—	—
1.25%	2,333,554	—	—	—	6,102,652
1.25%	—	—	8,288	—	—
1.30%	28,190	7,099	18,083	—	131
1.35%	—	377	—	227	—
1.40%	—	—	—	—	—
1.45%	597	—	—	—	—
1.50%	—	726	—	—	—
1.55%	—	—	—	354	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	4,431,047	60,095	5,086,797	11,217	15,056,861

 308  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	—	—	—	178,207	228,539
0.75%	—	260,651	—	4,143,917	4,474,122
0.85%	115,562	289,516	738,703	29,501,687	24,448,681
0.95%	171,620	1,545,373	3,888,013	26,593,506	130,608,634
1.00%	—	—	—	601,537	141,867
1.05%	13,652	116,564	1,083,051	10,351,177	98,346,874
1.10%	8,760	792,423	2,847,998	22,553,413	36,622,424
1.15%	—	—	—	—	7,033,635
1.20%	35,629	456,498	160,529	5,295,959	15,089,732
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	42,227	—	319,335	4,091,313	34,451,959
1.35%	9,352	261,170	626,788	3,851,011	6,205,947
1.40%	—	—	—	92,330	1,008,006
1.45%	3,962	225,413	—	397,879	832,086
1.50%	—	—	—	5,594	—
1.55%	7,834	—	—	—	948,765
1.60%	—	—	—	38,436	—
1.65%	—	—	—	—	773,590
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	408,598	3,947,608	9,664,417	107,695,966	361,214,861

	Col VP	Col VP	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Marsico Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

0.55%	19,117	—	—	425	—
0.75%	1,844,791	620,604	—	431,341	—
0.85%	1,611,792	497,044	3,709	42,011	43,735
0.95%	1,686,832	392,208	13,789	300,958	24,069
1.00%	379,228	109,999	—	25,750	—
1.05%	889,841	228,134	18,962	58,882	—
1.10%	237,725	166,262	—	10,487	5,852
1.15%	—	—	—	—	—
1.20%	228,271	105,735	—	6,637	2,025
1.25%	—	—	—	—	—
1.25%	—	—	—	1,452	—
1.25%	—	—	—	1,852,297	—
1.25%	—	—	—	—	—
1.25%	7,126	9,891	—	—	—
1.30%	155,652	34,132	—	20	2,955
1.35%	—	584	522	—	482
1.40%	—	—	—	—	—
1.45%	16,436	1,085	—	236	504
1.50%	—	756	—	—	1,356
1.55%	—	—	—	—	1,373
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	7,076,811	2,166,434	36,982	2,730,496	82,351

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  309

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	4,435	—	2,167	—	—
0.75%	660,415	1,720	2,254,318	—	205,920
0.85%	479,304	54,910	332,125	51,170	166,610
0.95%	606,957	—	1,912,467	8,832	289,713
1.00%	63,483	4,466	157,885	—	62,697
1.05%	374,883	—	262,484	—	52,512
1.10%	99,172	3,810	113,544	15,650	23,985
1.15%	—	—	—	—	—
1.20%	40,875	—	266,407	2,489	10,502
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,287	27,696	3,347	—	2,183
1.30%	73,772	—	59,301	—	471
1.35%	—	—	25,647	207	—
1.40%	—	—	—	—	—
1.45%	5,208	—	10,572	15,773	10,806
1.50%	—	881	123	649	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	2,411,791	93,483	5,400,387	94,770	825,399

	Col VP Select	Col VP Select	Col VP	Col VP US	Col VP US
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Govt Mtge,	Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

0.55%	—	—	—	—	20,283
0.75%	—	546,858	—	—	2,550,644
0.85%	4,497	157,951	56,605	104,028	847,170
0.95%	32,359	400,443	280,148	175,247	2,485,367
1.00%	—	61,715	—	—	219,009
1.05%	—	100,491	23,148	—	465,402
1.10%	4,682	12,754	—	4,108	33,812
1.15%	—	—	—	—	—
1.20%	2,415	48,805	11,529	—	129,450
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,555	—	—	14,669
1.30%	—	17,728	69,743	9,357	75,611
1.35%	468	—	26,863	6,380	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	65,157
1.50%	660	—	616	—	—
1.55%	—	—	3,450	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	45,081	1,353,300	472,102	299,120	6,906,574

 310  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	CS	Drey VIF	DWS Alt Asset	EV VT	Fid VIP
	Commodity	Intl Eq,	Alloc VIP,	Floating-Rate	Contrafund,
Subaccount	Return	Serv	Cl B	Inc	Serv Cl 2

0.55%	8,089	—	8,134	9,332	44,679
0.75%	738,304	—	135,784	2,287,000	5,146,420
0.85%	644,548	193,946	41,529	1,566,526	4,018,660
0.95%	562,659	—	158,941	2,266,169	3,368,375
1.00%	68,653	—	6,226	353,206	550,741
1.05%	202,170	71,067	73,793	1,636,172	2,357,254
1.10%	98,838	43,563	39,831	294,166	839,489
1.15%	—	—	—	—	—
1.20%	84,827	—	95,701	535,272	775,118
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,048	8,148	899	200,002	88,176
1.30%	82,553	14,090	77,595	385,656	662,590
1.35%	—	—	9,867	—	36,944
1.40%	—	—	—	—	3,740
1.45%	17,080	—	—	182,320	59,710
1.50%	—	—	4,253	—	16,402
1.55%	—	—	—	—	2,453
1.60%	—	—	—	—	92
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	2,533,769	330,814	652,553	9,715,821	17,970,843

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	—	—	—	27,182	—
0.75%	417,520	2,425,350	444,273	3,807,742	170,445
0.85%	—	—	—	2,421,543	—
0.95%	513,069	1,907,479	599,542	2,084,328	187,178
1.00%	—	544,340	—	438,739	—
1.05%	—	—	—	1,664,771	—
1.10%	—	—	—	433,010	—
1.15%	—	—	—	—	—
1.20%	—	312,493	—	294,130	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	64,477	—
1.30%	—	—	—	317,547	—
1.35%	—	—	—	5,721	—
1.40%	—	—	—	—	—
1.45%	—	—	—	33,670	—
1.50%	—	—	—	703	—
1.55%	—	—	—	—	—
1.60%	—	—	—	95	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	930,589	5,189,662	1,043,815	11,593,658	357,623

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  311

			FTVIPT
	Fid VIP	Fid VIP	Frank Global	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Real Est,	Frank Inc,	Sm Cap Val,
Subaccount	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2	Cl 2

0.55%	395	—	17,745	60,657	—
0.75%	1,071,804	1,056,995	1,423,661	634,811	1,059,490
0.85%	980,339	2,093,240	1,217,765	580,084	1,314,356
0.95%	772,711	548,540	1,103,034	218,479	702,811
1.00%	126,085	59,462	185,997	17,402	124,775
1.05%	254,006	123,223	545,838	135,964	514,683
1.10%	67,380	—	53,286	823	110,040
1.15%	—	—	—	—	—
1.20%	98,658	26,475	168,015	34,343	118,262
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,879	—	16,066	10,894	9,109
1.30%	61,128	14,475	84,546	70,684	76,289
1.35%	—	5,301	—	2,119	8,559
1.40%	—	—	—	—	3,926
1.45%	12,797	3,070	4,326	29,841	43,714
1.50%	—	8,219	—	—	819
1.55%	—	—	—	—	—
1.60%	—	—	—	—	80
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	3,466,182	3,939,000	4,820,279	1,796,101	4,086,913

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	14,505	5,219	13,276	—	30,891
0.75%	2,014,103	54,215	1,740,602	25,943	2,395,191
0.85%	1,262,651	47,333	—	—	404,508
0.95%	1,538,974	263,695	1,274,035	144,810	1,231,849
1.00%	526,556	8,688	307,709	—	195,924
1.05%	754,440	16,939	—	—	225,335
1.10%	186,115	37,655	—	—	71,988
1.15%	—	—	—	—	—
1.20%	341,144	10,221	261,088	—	143,988
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	66,517	—	—	—	68,826
1.30%	327,979	—	—	—	8,451
1.35%	260	4,111	—	—	—
1.40%	3,697	—	—	—	—
1.45%	25,802	—	—	—	406
1.50%	—	—	—	—	—
1.55%	1,809	—	—	—	—
1.60%	100	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	7,064,652	448,076	3,596,710	170,753	4,777,357

 312  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Invesco	Invesco	Invesco VI	Invesco VI	Invesco
	VI Am Fran,	VI Am Fran,	Bal Risk Alloc,	Comstock,	VI Core Eq,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	—	42,110	10,807	38,480	—
0.75%	52,516	1,636,534	66,177	2,937,257	—
0.85%	—	126,494	78,377	690,219	—
0.95%	195,738	782,924	68,473	1,395,457	—
1.00%	—	257,275	10,706	385,407	—
1.05%	—	114,780	49,664	316,902	—
1.10%	—	9,854	—	92,510	—
1.15%	—	—	37,503	—	—
1.20%	—	315,943	19,935	456,013	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,820	—	5,047	3,439,797
1.30%	—	10,396	34,386	108,500	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	2,017	—
1.50%	—	—	3,339	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	248,254	3,298,130	379,367	6,427,809	3,439,797

	Invesco VI	Invesco VI	Invesco VI	Invesco	Invesco VI
	Div Divd,	Div Divd,	Global Hlth,	VI Intl Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	2,691	—	68,559	—	—
0.75%	293,735	—	408,546	836,581	195,410
0.85%	—	452,948	424,156	698,222	—
0.95%	389,140	—	224,147	607,146	172,132
1.00%	7,334	—	2,122	57,026	—
1.05%	—	310,817	468,323	417,108	—
1.10%	—	48,581	40,061	49,820	—
1.15%	—	—	—	—	—
1.20%	102,458	—	13,080	117,644	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	12,074	5,031	21,880	—
1.30%	—	12,900	50,461	78,725	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	1,328	4,305	6,292	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	795,358	838,648	1,708,791	2,890,444	367,542

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  313

	Invesco VI	Invesco	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	VI Tech,	Asset	Enterprise,	Flex Bond,
Subaccount	Ser II	Ser I	Strategy	Serv	Serv

0.55%	—	48,997	—	—	—
0.75%	376,663	727,659	87,993	339,012	20,788
0.85%	427,983	—	61,812	—	12,483
0.95%	139,577	365,793	133,196	344,725	116,368
1.00%	4,507	27,851	52,773	—	—
1.05%	251,834	—	58,249	—	2,011
1.10%	9,650	—	19,135	—	31,487
1.15%	—	—	16,781	—	—
1.20%	29,113	29,521	32,740	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,433	—	804	—	—
1.30%	6,125	—	23,208	—	—
1.35%	—	—	3,199	—	—
1.40%	—	—	—	—	—
1.45%	562	—	—	—	—
1.50%	—	—	5,100	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,251,447	1,199,821	494,990	683,737	183,137

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn MA,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	—	—	50	—	—
0.75%	—	725,173	1,052,702	1,061,076	13,355
0.85%	—	—	1,273,959	—	—
0.95%	833	285,646	504,958	747,859	3,138
1.00%	—	5,664	104,895	13,221	634
1.05%	4,828	—	613,576	—	4,510
1.10%	—	—	72,620	—	3,250
1.15%	—	—	—	—	—
1.20%	8,889	1,025	71,016	4,640	7,548
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	25,539	—	275
1.30%	—	—	110,837	—	381
1.35%	—	—	118	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	5,969	—	—
1.55%	—	—	—	—	—
1.60%	131	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	14,681	1,017,508	3,836,239	1,826,796	33,091

 314  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	MFS	MFS	MFS	MS UIF Global	MS UIF Mid
	Inv Gro Stock,	New Dis,	Utilities,	Real Est,	Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	—	10,027	17,067	11,184	7,447
0.75%	1,770,358	952,323	1,059,038	751,997	317,079
0.85%	381,153	—	704,333	760,541	260,800
0.95%	1,295,331	669,670	810,592	357,455	299,784
1.00%	85,272	29,565	86,978	46,063	25,065
1.05%	299,965	—	568,512	291,241	195,416
1.10%	19,179	—	110,460	34,521	53,869
1.15%	—	—	—	—	—
1.20%	15,400	10,354	100,758	46,167	38,114
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,256	—	4,591	3,291	4,594
1.30%	36,188	—	121,979	44,232	18,996
1.35%	—	—	4,820	—	16,709
1.40%	—	—	3,639	—	—
1.45%	8,550	—	42,321	6,093	7,773
1.50%	—	—	5,295	—	630
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	3,921,652	1,671,939	3,640,383	2,352,785	1,246,276

	NB AMT	NB AMT Soc	Oppen Eq	Oppen	Oppen Global
	Intl Eq,	Responsive,	Inc VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl S	Cl S	Serv	Serv	Srv

0.55%	134	—	—	8,499	12,480
0.75%	416,224	—	—	840,437	7,039,298
0.85%	204,033	224,259	537,725	944,332	4,676,733
0.95%	371,639	17,348	—	1,037,428	5,073,265
1.00%	28,740	—	—	153,106	988,973
1.05%	123,368	121,350	367,726	487,041	2,310,313
1.10%	36,824	45,867	2,385	119,905	563,762
1.15%	—	—	—	—	—
1.20%	38,309	54,287	—	252,251	1,147,750
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,499	271	16,380	17,348	67,227
1.30%	45,406	35,291	—	46,479	1,173,745
1.35%	—	264	—	506	—
1.40%	—	—	—	3,841	—
1.45%	12,138	—	2,179	1,350	171,969
1.50%	—	654	—	1,703	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,279,314	499,591	926,395	3,914,226	23,225,515

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  315

	Oppen Main	PIMCO	PIMCO VIT Glb	PIMCO VIT	Put VT Global
	St Sm Cap VA,	VIT All Asset,	MA Man Alloc,	Tot Return,	Hlth Care,
Subaccount	Serv	Advisor Cl	Adv Cl	Advisor Cl	Cl IB

0.55%	—	64,176	4,652	3,374	4,714
0.75%	328,714	2,820,677	2,680	47,117	419,824
0.85%	316,457	2,122,218	3,029	19,698	—
0.95%	389,862	2,309,038	69,111	186,924	284,307
1.00%	52,279	863,641	5,012	—	81,861
1.05%	191,988	1,490,723	2,656	1,109	—
1.10%	18,154	575,546	13,215	—	—
1.15%	—	139,727	—	—	—
1.20%	37,790	544,719	—	—	25,816
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	580	63,554	—	—	—
1.30%	22,282	507,854	4,812	3,168	—
1.35%	91	7,625	—	—	—
1.40%	3,808	—	—	—	—
1.45%	331	160,901	6,691	—	—
1.50%	640	1,024	—	—	—
1.55%	—	1,980	—	—	—
1.60%	—	—	—	156	—
1.65%	—	22,227	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	1,362,976	11,695,630	111,858	261,546	816,522

	Put VT	Put VT Multi-	Put VT Multi-	Royce	Third
	Intl Eq,	Cap Gro,	Cap Gro,	Micro-Cap,	Ave
Subaccount	Cl IB	Cl IA	Cl IB	Invest Cl	Val

0.55%	—	—	—	—	—
0.75%	482,233	—	322,067	85,448	198,919
0.85%	—	—	—	—	—
0.95%	142,225	—	142,965	172,174	349,626
1.00%	50,981	—	15,601	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	—	—
1.20%	514	—	783	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,119,222	—	—	—
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	675,953	3,119,222	481,416	257,622	548,545

 316  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Subaccount	Cl S	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	—	152,428	662,673	—	—
0.75%	23,992	3,262,646	7,158,712	—	—
0.85%	28,211	16,639,072	28,536,971	67,200	6,036
0.95%	8,766	6,751,605	3,107,529	97,860	30,364
1.00%	2,746	277,610	2,015,591	—	—
1.05%	9,591	1,085,359	10,550,685	5,177	—
1.10%	—	2,582,204	5,826,953	—	439
1.15%	—	—	—	—	—
1.20%	5,643	3,211,882	634,627	858	3,291
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	273	106,597	72,740	—	—
1.30%	—	948,091	3,166,252	17,777	—
1.35%	—	97,303	—	19,377	13,345
1.40%	—	—	—	—	—
1.45%	7,729	2,086,126	52,024	—	—
1.50%	—	—	—	—	876
1.55%	—	—	—	6,724	2,912
1.60%	—	75,538	—	—	—
1.65%	—	—	—	—	—
1.70%	—	14,469	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	86,951	37,290,930	61,784,757	214,973	57,263

	VP AQR Man	VP BR Gl Infl	VP BR Gl Infl	VP Col	VP Col
	Fut Strategy,	Prot Sec,	Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	—	—	—	—	—
0.75%	19,155	—	3,040,834	—	—
0.85%	21,243	139,478	1,549,002	61,803	33,485
0.95%	55,196	155,235	2,188,976	87,260	55,115
1.00%	2,874	—	510,943	—	—
1.05%	4,212	—	662,445	978	—
1.10%	44,592	8,604	89,539	39,795	9,508
1.15%	—	—	—	—	—
1.20%	—	34,003	581,999	291,149	18,391
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,178	—	10,348	—	—
1.30%	—	21,253	296,764	3,316	12,201
1.35%	325	—	—	7,617	3,675
1.40%	—	3,405	—	—	—
1.45%	14,029	—	14,066	9,507	388
1.50%	—	—	—	827	—
1.55%	—	8,719	—	1,639	656
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	166,804	370,697	8,944,916	503,891	133,419

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  317

					VP GS
	VP	VP	VP DFA	VP EV Floating	Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

0.55%	—	1,068,859	—	—	—
0.75%	2,697,527	7,897,289	—	—	3,280
0.85%	9,027,233	23,394,369	30,245	194,837	7,154
0.95%	7,716,346	4,696,701	70,553	218,063	8,673
1.00%	415,393	1,160,980	—	—	—
1.05%	3,922,806	16,064,020	20,463	58,471	—
1.10%	3,852,018	8,000,816	26,439	36,537	15,184
1.15%	107,972	—	—	—	—
1.20%	6,489,414	1,296,644	9,555	124,412	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	47,110	401,303	—	—	—
1.30%	1,317,992	3,783,533	42,702	62,397	—
1.35%	205,733	—	744	14,059	—
1.40%	205,144	—	—	3,501	—
1.45%	4,507,938	2,212,609	—	30,166	—
1.50%	—	—	680	12,218	—
1.55%	563,569	—	2,845	7,194	—
1.60%	113,830	—	—	—	164
1.65%	—	—	—	—	—
1.70%	21,645	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	41,211,670	69,977,123	204,226	761,855	34,455

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	MFS Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	—	—	—	—	—
0.75%	—	—	—	—	—
0.85%	22,290	69,519	3,101	20,065	53,290
0.95%	79,658	30,610	79,715	54,294	57,687
1.00%	—	—	—	—	—
1.05%	—	10,534	12,425	15,382	824
1.10%	—	59,524	2,357	1,164	7,058
1.15%	—	—	—	—	—
1.20%	5,181	28,796	7,494	53,342	11,964
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	2,541	—	—	17,499	37,090
1.35%	—	—	26,627	—	13,110
1.40%	—	—	—	3,686	—
1.45%	—	460	—	—	—
1.50%	—	915	—	883	6,751
1.55%	2,949	3,419	6,723	1,410	2,809
1.60%	—	—	—	—	90
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	112,619	203,777	138,442	167,725	190,673

 318  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	—	289,124	21,795	266,620	1,143,637
0.75%	14,217,196	68,667,933	10,482,528	38,780,542	5,745,177
0.85%	80,414,263	258,460,892	61,207,086	125,021,764	17,601,197
0.95%	93,635,973	39,320,870	36,965,049	18,867,562	27,234,693
1.00%	2,008,805	17,524,134	1,257,164	5,153,456	257,796
1.05%	19,525,147	117,715,494	6,254,975	48,803,078	7,945,038
1.10%	19,672,805	67,034,184	11,513,044	25,948,790	5,455,497
1.15%	237,155	—	—	—	1,258,520
1.20%	60,672,033	7,607,378	21,476,704	2,988,968	15,307,463
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	88,489	952,657	74,200	450,064	145,623
1.30%	9,770,481	33,786,394	3,561,856	10,404,833	4,760,421
1.35%	2,016,066	—	431,629	—	575,731
1.40%	—	—	2,379	—	622,115
1.45%	12,890,456	1,530,664	2,264,327	1,028,972	3,209,101
1.50%	59,649	—	19,973	—	24,030
1.55%	991,139	—	317,217	—	1,247,565
1.60%	1,069,679	—	—	—	76,260
1.65%	—	—	—	—	356,125
1.70%	76,941	—	73,303	—	119,868
1.75%	—	—	—	—	—
1.80%	—	—	—	—	87,750
1.85%	—	—	—	—	—

Total	317,346,277	612,889,724	155,923,229	277,714,649	93,173,607

				VP Nuveen
	VP Mod	VP MS Global	VP NFJ	Winslow Lg	VP Ptnrs Sm
	Conserv,	Real Est,	Divd Val,	Cap Gro,	Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	—	—	—	—	—
0.75%	18,793,807	—	—	—	—
0.85%	58,429,628	20,569	2,108	19,301	1,147
0.95%	13,588,008	91,701	162,388	19,886	29,509
1.00%	1,981,615	—	—	—	—
1.05%	33,067,460	28,073	24,596	810	8,901
1.10%	16,411,733	58,056	—	303	277
1.15%	—	—	—	—	—
1.20%	2,067,577	11,932	3,783	869	38,094
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	323,856	—	—	—	—
1.30%	9,908,630	28,566	23,845	—	9,307
1.35%	—	4,120	—	357	222
1.40%	—	3,611	—	3,897	—
1.45%	1,491,009	10,227	—	—	—
1.50%	—	1,404	—	—	4,118
1.55%	—	837	2,874	2,047	644
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	156,063,323	259,096	219,594	47,470	92,219

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  319

	VP Ptnrs Sm	VP Ptnrs	VP TCW Core	VP Pyramis	VP Pyrford
	Cap Val,	Sm Cap Val,	Plus Bond,	Intl Eq,	Intl Eq,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.55%	—	13,755	—	—	—
0.75%	—	1,445,811	—	—	10,608
0.85%	48,338	596,600	34,192	485	4,774
0.95%	19,794	839,997	46,204	29,709	9,457
1.00%	—	152,355	—	—	—
1.05%	8,266	200,963	11,677	18,450	6,907
1.10%	—	52,163	17,125	—	—
1.15%	—	—	—	—	—
1.20%	44,317	159,988	4,684	217	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2,896	—	—	—
1.30%	—	92,838	4,450	8,152	—
1.35%	—	—	—	7,334	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	2,152	—	3,484	1,692	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	122,867	3,557,366	121,816	66,039	31,746

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	—	—	—	—	—
0.75%	—	900,589	—	138,097	—
0.85%	3,181	798,899	12,796	77,561	3,838
0.95%	54,343	343,572	50,897	33,144	83,433
1.00%	—	113,040	—	14,447	—
1.05%	8,755	358,903	1,432	65,355	11,613
1.10%	2,609	48,891	45,665	19,694	20,238
1.15%	—	—	—	—	—
1.20%	9,542	98,228	69,996	9,859	37,593
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2,422	—	6,117	—
1.30%	40,777	106,091	18,494	14,813	31,401
1.35%	254	—	3,641	—	66,431
1.40%	—	—	3,741	—	—
1.45%	—	2,352	—	327	—
1.50%	5,364	—	654	—	—
1.55%	2,395	—	1,411	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	127,220	2,772,987	208,727	379,414	254,547

 320  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

			WF Adv
			VT Index	WF Adv VT	WF Adv
	Wanger	Wanger	Asset Alloc,	Intl Eq,	VT Opp,
Subaccount	Intl	USA	Cl 2	Cl 2	Cl 2

0.55%	24,957	33,204	—	4,322	87
0.75%	2,844,584	3,106,995	857,779	706,432	597,025
0.85%	1,411,104	1,738,987	—	396,822	330,369
0.95%	1,850,745	2,273,479	359,779	458,630	600,421
1.00%	205,661	411,376	97,670	111,656	96,587
1.05%	734,211	842,848	—	320,522	338,380
1.10%	166,944	228,806	—	50,668	32,225
1.15%	—	—	—	—	—
1.20%	135,434	281,167	31,569	42,864	40,847
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,820	20,103	—	—	13,106
1.30%	208,282	195,318	—	49,407	25,871
1.35%	—	—	—	—	338
1.40%	—	—	—	—	—
1.45%	16,738	66,557	—	9,077	11,560
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	7,611,480	9,198,840	1,346,797	2,150,400	2,086,816

				WF Adv VT	WA Var Global
				Sm Cap Gro,	Hi Yd Bond,
Subaccount				Cl 2	Cl II

0.55%				—	—
0.75%				634,169	12,397
0.85%				369,670	139
0.95%				373,441	33,377
1.00%				37,836	688
1.05%				315,481	—
1.10%				155,055	298
1.15%				—	—
1.20%				37,256	2,381
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				30,196	1,330
1.30%				10,259	—
1.35%				13,166	319
1.40%				—	—
1.45%				6,360	—
1.50%				4,777	—
1.55%				—	—
1.60%				82	—
1.65%				—	—
1.70%				—	—
1.75%				—	—
1.80%				—	—
1.85%				—	—

Total				1,987,748	50,929

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  321

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl B

0.55%	$79	$78	$150	$40,170	$—
0.75%	6,808	229,541	3,457,967	5,279,068	—
0.85%	79	582,105	515,805	1,240,847	377,358
0.95%	79	105,923	2,144,217	2,771,614	14,494
1.00%	79	2,664	233,451	676,823	—
1.05%	79	434,856	405,353	504,590	69,274
1.10%	78	38,002	7,236	222,297	59,827
1.15%	78	—	—	—	174
1.20%	78	7,571	242,426	438,651	17,385
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	234	16,994	763	50,205	13,388
1.30%	78	3,548	110,521	165,438	25,445
1.35%	78	—	—	—	1,474
1.40%	78	—	—	—	174
1.45%	78	100	40,288	7,862	160
1.50%	78	—	—	—	1,116
1.55%	78	—	—	—	169
1.60%	78	—	—	—	169
1.65%	78	—	—	—	173
1.70%	78	—	—	—	168
1.75%	78	—	—	—	186
1.80%	78	—	—	—	172
1.85%	78	—	—	—	186

Total	$8,607	$1,421,382	$7,158,177	$11,397,565	$581,492

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Subaccount	Class III	Cl I	Cl II	Cl II	Cl II

0.55%	$81	$—	$113	$106	$116
0.75%	84,861	247,361	1,271,207	1,107,260	836,541
0.85%	43,601	—	—	2,108,465	674,122
0.95%	37,262	261,400	711,604	734,223	511,865
1.00%	15,852	—	124,078	94,745	132,336
1.05%	45,858	—	—	855,617	881,505
1.10%	27,721	—	—	114,538	4,631
1.15%	81	—	—	—	—
1.20%	10,341	—	35,974	68,589	66,026
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,451	—	—	17,928	2,903
1.30%	62,231	—	—	134,046	18,485
1.35%	6,210	—	—	—	—
1.40%	81	—	—	—	—
1.45%	14,705	—	—	30,951	3,287
1.50%	775	—	—	—	—
1.55%	81	—	—	—	—
1.60%	81	—	—	—	—
1.65%	81	—	—	—	—
1.70%	80	—	—	—	—
1.75%	80	—	—	—	—
1.80%	80	—	—	—	—
1.85%	80	—	—	—	—

Total	$351,674	$508,761	$2,142,976	$5,266,468	$3,131,817

 322  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	AC VP	AC VP	BlackRock	Calvert	CB Var Sm
	Val,	Val,	Global Alloc,	VP SRI	Cap Gro,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl I

0.55%	$—	$23,096	$18,541	$3,373	$5,547
0.75%	697,692	5,887,978	668,564	978,314	290,027
0.85%	—	3,473,219	503,026	—	743,062
0.95%	510,121	4,365,572	704,714	567,129	237,507
1.00%	—	675,959	320,676	38,416	1,818
1.05%	—	1,174,217	556,442	—	314,757
1.10%	—	185,237	160,943	—	145,047
1.15%	—	104	163,365	—	—
1.20%	—	520,264	348,037	38,447	1,407
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	32,800	27,757	—	15,467
1.30%	—	226,561	152,254	—	13,084
1.35%	—	23,238	3,764	—	—
1.40%	—	103	8,475	—	—
1.45%	—	72,868	7,291	—	12,395
1.50%	—	16,142	925	—	—
1.55%	—	121	87	—	—
1.60%	—	121	87	—	—
1.65%	—	103	87	—	—
1.70%	—	120	10,638	—	—
1.75%	—	86	80	—	—
1.80%	—	102	87	—	—
1.85%	—	86	80	—	—

Total	$1,207,813	$16,678,097	$3,655,920	$1,625,679	$1,780,118

				Col VP
	Col	Col VP	Col VP	Commodity	Col VP
	VP Bal,	Cash Mgmt,	Cash Mgmt,	Strategy,	Contrarian Core,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$12	$—	$1,975	$71	$12
0.75%	2,079,172	—	3,899,507	71	54,586
0.85%	765,615	40,951	1,279,154	9,743	41,344
0.95%	1,100,770	149,336	3,433,522	1,659	37,062
1.00%	271,292	—	528,548	71	12
1.05%	267,775	92,310	1,409,317	71	14,794
1.10%	25,228	103,774	247,813	30,190	12
1.15%	69,267	1,987	—	71	12
1.20%	502,008	230,016	367,672	71	15,478
1.25%	—	—	—	—	—
1.25%	42,992	—	54,170	—	—
1.25%	—	—	—	—	—
1.25%	5,713,391	—	2,790,790	—	—
1.25%	—	—	—	71	12
1.30%	88,330	59,749	159,183	9,888	8,755
1.35%	15,534	24,064	—	71	4,110
1.40%	13	2,000	—	71	12
1.45%	99,165	1,978	55,244	71	12
1.50%	15,744	233,896	—	71	12
1.55%	16	5,371	—	71	12
1.60%	16	1,992	—	71	12
1.65%	13	1,993	—	71	12
1.70%	16	2,012	—	71	12
1.75%	11	1,976	—	71	12
1.80%	13	2,012	—	71	12
1.85%	11	1,975	—	71	12

Total	$11,056,404	$957,392	$14,226,895	$52,758	$176,309

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  323

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$72	$—	$3,054	$—	$19,541
0.75%	72	—	12,301,587	—	13,035,885
0.85%	73	157,663	4,038,870	121,436	3,576,082
0.95%	72	252,937	9,417,881	185,032	8,638,494
1.00%	73	—	1,973,833	—	1,829,339
1.05%	4,382	26,975	2,307,381	247,432	1,887,535
1.10%	72	1,826	394,880	100,212	322,065
1.15%	72	76	—	13	—
1.20%	72	65,447	1,930,569	267,356	1,239,342
1.25%	—	—	—	—	7,622,225
1.25%	—	—	92,825	—	48,305
1.25%	—	—	—	—	—
1.25%	—	—	4,690,741	—	—
1.25%	72	—	—	—	—
1.30%	72	231,063	910,575	20,745	355,730
1.35%	72	12,589	—	11,828	—
1.40%	72	6,920	—	13	—
1.45%	72	82	356,338	16	55,731
1.50%	72	72	—	11	—
1.55%	72	5,846	—	7,544	—
1.60%	72	82	—	16	—
1.65%	72	76	—	13	—
1.70%	72	82	—	16	—
1.75%	72	72	—	11	—
1.80%	72	76	—	13	—
1.85%	72	72	—	11	—

Total	$5,896	$761,956	$38,418,534	$961,718	$38,630,274

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$75	$—	$50,128	$—	$5,728
0.75%	71,438	—	3,333,364	—	4,100,744
0.85%	23,945	23,323	1,648,004	125,785	1,242,480
0.95%	58,623	237,157	2,293,257	119,265	3,266,400
1.00%	14,480	—	472,631	—	515,367
1.05%	9,451	48,823	1,055,102	1,918	923,560
1.10%	2,069	65,077	352,337	18,055	97,806
1.15%	68	79	—	70	—
1.20%	10,809	25,105	266,334	48,326	806,794
1.25%	—	—	3,745,022	—	—
1.25%	—	—	60,355	—	15,474
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1,287,921
1.25%	68	—	—	—	—
1.30%	68	79	145,164	42,080	306,719
1.35%	68	6,358	—	4,987	—
1.40%	68	79	—	3,368	—
1.45%	68	78	41,100	76	99,033
1.50%	68	3,254	—	70	—
1.55%	68	1,251	—	3,536	—
1.60%	68	227	—	76	—
1.65%	68	78	—	70	—
1.70%	68	77	—	75	—
1.75%	68	71	—	69	—
1.80%	68	78	—	70	—
1.85%	68	71	—	69	—

Total	$191,842	$411,265	$13,462,798	$367,965	$12,668,026

 324  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP Hi	Col VP Hi	Col VP	Col VP	Col VP
	Yield Bond,	Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1,192	$76	$9,596	$—
0.75%	—	6,038,734	1,206,129	3,142,179	—
0.85%	189,557	1,360,374	1,171,223	1,418,475	26,888
0.95%	307,615	4,633,545	1,399,779	2,245,777	114,694
1.00%	—	733,913	183,568	328,103	—
1.05%	44,810	726,285	631,456	2,064,642	104
1.10%	22,946	125,831	158,193	116,157	104
1.15%	85	—	84	—	97
1.20%	126,850	435,111	508,083	434,402	7,262
1.25%	—	—	—	—	—
1.25%	—	11,650	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,953,032	—	—	—
1.25%	—	—	2,153	68,439	—
1.30%	32,599	284,212	703,159	222,502	104
1.35%	13,261	—	5,724	—	8,105
1.40%	85	—	4,015	—	97
1.45%	100	13,424	48,662	40,129	103
1.50%	9,464	—	75	—	83
1.55%	100	—	3,651	—	103
1.60%	100	—	98	—	103
1.65%	86	—	84	—	97
1.70%	100	—	98	—	103
1.75%	76	—	75	—	83
1.80%	86	—	84	—	96
1.85%	76	—	75	—	83

Total	$747,996	$18,317,303	$6,026,544	$10,090,401	$158,309

	Col VP	Col VP	Col VP	Col VP Lg	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Core Quan,	Lg Core Quan,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$15,227	$—	$4,394	$—	$70,859
0.75%	971,764	—	2,097,450	—	6,665,830
0.85%	200,198	14,928	468,242	5,109	232,194
0.95%	894,127	18	1,339,548	10,606	2,691,956
1.00%	172,757	—	334,419	—	672,596
1.05%	277,146	76,787	147,223	18	213,421
1.10%	64,573	18	30,776	4,220	9,160
1.15%	—	13	—	14	—
1.20%	151,619	18	130,917	18	560,939
1.25%	—	—	—	—	—
1.25%	1,120	—	—	—	2,704
1.25%	—	—	—	—	—
1.25%	3,854,677	—	—	—	11,854,456
1.25%	—	—	12,228	—	—
1.30%	36,783	12,424	26,592	18	338
1.35%	—	675	—	437	—
1.40%	—	13	—	14	—
1.45%	17,647	18	109	18	143
1.50%	—	866	—	12	—
1.55%	—	18	—	667	—
1.60%	—	18	—	18	—
1.65%	—	13	—	14	—
1.70%	—	18	—	18	—
1.75%	—	12	—	12	—
1.80%	—	13	—	14	—
1.85%	—	12	—	12	—

Total	$6,657,638	$105,882	$4,591,898	$21,239	$22,974,596

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  325

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$10	$10	$183,504	$233,322
0.75%	—	260,869	10	4,265,554	4,566,117
0.85%	124,906	289,715	746,308	30,362,953	24,947,651
0.95%	184,831	1,559,641	4,055,991	29,666,423	150,874,794
1.00%	—	10	10	618,964	144,738
1.05%	14,655	117,561	1,129,008	11,539,058	113,406,969
1.10%	9,465	798,890	2,967,953	25,132,913	39,352,219
1.15%	78	10	10	11	8,097,724
1.20%	38,042	459,896	167,168	5,897,484	17,356,679
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	44,925	10	332,301	4,552,734	39,558,048
1.35%	9,935	262,840	652,010	4,283,794	6,656,640
1.40%	78	10	10	102,673	1,155,580
1.45%	4,273	226,684	10	442,291	952,996
1.50%	75	10	10	6,228	11
1.55%	8,265	10	10	11	1,084,905
1.60%	80	10	10	42,691	11
1.65%	78	10	10	11	883,052
1.70%	80	10	10	11	12
1.75%	75	10	10	11	11
1.80%	78	10	10	11	12
1.85%	75	10	10	11	11

Total	$439,994	$3,976,226	$10,050,879	$117,097,341	$409,271,502

	Col VP	Col VP	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Marsico Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

0.55%	$30,548	$106	$—	$834	$—
0.75%	2,905,201	732,887	—	805,351	—
0.85%	2,758,288	648,558	5,666	71,579	80,168
0.95%	2,615,950	449,272	20,994	544,844	43,965
1.00%	585,688	125,523	—	53,456	—
1.05%	1,500,201	293,513	28,768	98,842	18
1.10%	399,173	212,947	15	17,539	10,654
1.15%	—	93	13	—	15
1.20%	347,331	118,819	15	13,498	3,667
1.25%	—	—	—	—	—
1.25%	—	—	—	2,400	—
1.25%	—	—	—	2,626,108	—
1.25%	—	—	—	—	—
1.25%	11,853	12,521	—	—	—
1.30%	257,658	43,081	15	108	5,351
1.35%	—	901	800	—	887
1.40%	—	93	13	—	15
1.45%	26,895	1,353	15	511	922
1.50%	—	945	12	—	1,651
1.55%	—	90	15	—	2,474
1.60%	—	90	15	—	17
1.65%	—	93	13	—	15
1.70%	—	89	15	—	17
1.75%	—	84	12	—	12
1.80%	—	93	13	—	15
1.85%	—	84	12	—	12

Total	$11,438,786	$2,641,235	$56,421	$4,235,070	$149,875

 326  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$8,119	$9	$3,755	$—	$94
0.75%	1,332,278	1,643	3,198,380	—	363,499
0.85%	791,772	52,120	530,188	95,973	267,166
0.95%	1,203,342	9	2,642,231	16,508	502,180
1.00%	125,255	4,243	337,129	—	108,195
1.05%	610,235	10	412,877	18	82,965
1.10%	160,735	3,618	177,910	29,103	37,755
1.15%	—	10	14	15	—
1.20%	79,234	10	556,423	4,604	17,806
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,269	26,212	5,305	—	3,515
1.30%	117,778	10	91,546	18	848
1.35%	—	10	44,806	400	—
1.40%	—	10	14	15	—
1.45%	8,221	10	16,137	28,991	16,572
1.50%	—	841	156	793	—
1.55%	—	10	17	18	—
1.60%	—	10	17	18	—
1.65%	—	10	14	15	—
1.70%	—	10	17	17	—
1.75%	—	10	12	12	—
1.80%	—	10	14	15	—
1.85%	—	10	12	12	—

Total	$4,442,238	$88,835	$8,016,974	$176,545	$1,400,595

	Col VP Select	Col VP Select	Col VP	Col VP US	Col VP US
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Govt Mtge,	Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

0.55%	$—	$150	$—	$—	$23,059
0.75%	—	1,245,092	—	—	3,256,036
0.85%	8,894	283,316	59,115	102,291	919,354
0.95%	63,816	892,814	291,844	171,712	3,090,039
1.00%	—	184,795	—	—	238,379
1.05%	19	177,611	24,046	74	497,766
1.10%	9,186	22,459	85	4,077	36,033
1.15%	16	—	79	74	—
1.20%	4,741	142,646	11,928	74	137,897
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	11,412	—	—	15,454
1.30%	19	30,759	71,958	9,055	79,408
1.35%	928	—	27,677	6,165	—
1.40%	16	—	79	74	—
1.45%	19	129	84	74	104,950
1.50%	868	—	673	74	—
1.55%	19	—	3,620	74	—
1.60%	19	—	84	74	—
1.65%	16	—	79	73	—
1.70%	18	—	84	74	—
1.75%	13	—	73	73	—
1.80%	16	—	79	73	—
1.85%	13	—	73	73	—

Total	$88,636	$2,991,183	$491,660	$294,258	$8,398,375

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  327

	CS	Drey VIF	DWS Alt Asset	EV VT	Fid VIP
	Commodity	Intl Eq,	Alloc VIP,	Floating-Rate	Contrafund,
Subaccount	Return	Serv	Cl B	Inc	Serv Cl 2

0.55%	$6,287	$—	$8,171	$12,345	$70,087
0.75%	565,736	—	135,949	2,988,364	7,940,429
0.85%	500,654	240,973	41,508	2,014,960	6,660,988
0.95%	424,443	—	158,590	2,907,413	5,127,455
1.00%	51,637	—	6,207	451,343	833,434
1.05%	154,754	87,022	73,507	2,073,457	3,858,653
1.10%	75,365	53,106	39,643	371,182	1,365,593
1.15%	—	—	78	—	136
1.20%	62,817	—	95,086	673,589	1,155,792
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19,638	9,826	971	249,695	141,839
1.30%	61,978	16,929	76,965	479,652	1,062,112
1.35%	—	—	9,780	—	63,038
1.40%	—	—	77	—	5,040
1.45%	12,683	86	77	224,254	137,802
1.50%	—	—	4,135	—	19,518
1.55%	—	—	77	—	4,318
1.60%	—	—	77	—	316
1.65%	—	—	77	—	135
1.70%	—	—	77	—	160
1.75%	—	—	73	—	147
1.80%	—	—	77	—	134
1.85%	—	—	73	—	147

Total	$1,935,992	$407,942	$651,275	$12,446,254	$28,447,273

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$—	$234	$—	$62,875	$—
0.75%	662,654	4,431,757	1,414,220	12,952,729	247,610
0.85%	—	—	—	4,437,346	—
0.95%	793,009	3,378,527	1,865,799	6,902,415	264,893
1.00%	—	1,123,559	—	1,557,581	—
1.05%	—	—	—	3,005,504	—
1.10%	—	—	—	779,237	—
1.15%	—	—	—	140	—
1.20%	—	630,760	—	1,020,954	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	114,619	—
1.30%	—	—	—	562,995	—
1.35%	—	—	—	9,447	—
1.40%	—	—	—	140	—
1.45%	—	—	—	59,031	—
1.50%	—	—	—	1,041	—
1.55%	—	—	—	118	—
1.60%	—	—	—	274	—
1.65%	—	—	—	139	—
1.70%	—	—	—	118	—
1.75%	—	—	—	183	—
1.80%	—	—	—	138	—
1.85%	—	—	—	183	—

Total	$1,455,663	$9,564,837	$3,280,019	$31,467,207	$512,503

 328  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,	Sm Cap Val,
Subaccount	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$668	$73	$19,612	$65,124	$118
0.75%	2,020,159	1,040,999	2,950,401	680,527	3,766,132
0.85%	1,303,086	2,060,067	1,133,436	621,377	2,377,446
0.95%	1,422,460	539,449	2,212,471	233,858	2,433,112
1.00%	292,884	58,455	334,726	18,700	389,942
1.05%	332,680	121,092	500,513	145,428	917,346
1.10%	87,924	73	48,688	960	195,370
1.15%	—	73	—	79	112
1.20%	224,079	26,061	295,793	36,694	361,736
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,942	73	14,512	11,636	15,990
1.30%	78,526	14,272	76,097	75,465	133,449
1.35%	—	5,271	—	2,341	16,619
1.40%	—	73	—	79	5,638
1.45%	16,270	3,081	3,850	31,904	75,616
1.50%	—	8,051	—	79	1,146
1.55%	—	73	—	79	133
1.60%	—	73	—	79	287
1.65%	—	73	—	79	111
1.70%	—	73	—	79	132
1.75%	—	73	—	79	124
1.80%	—	73	—	79	111
1.85%	—	73	—	79	125

Total	$5,805,678	$3,877,674	$7,590,099	$1,924,804	$10,690,795

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	$24,896	$5,225	$27,625	$—	$50,468
0.75%	3,823,911	53,185	6,368,594	57,401	3,371,034
0.85%	1,790,632	46,498	—	—	596,885
0.95%	2,850,149	258,313	4,517,149	311,785	1,690,213
1.00%	1,141,700	8,606	911,984	—	410,919
1.05%	1,054,391	16,581	—	—	327,584
1.10%	258,967	36,846	—	—	104,285
1.15%	101	98	—	—	—
1.20%	723,373	9,995	757,243	—	295,236
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	91,563	98	—	—	98,597
1.30%	449,791	97	—	—	12,054
1.35%	518	4,113	—	—	—
1.40%	5,005	97	—	—	—
1.45%	34,993	98	—	—	575
1.50%	114	97	—	—	—
1.55%	2,909	97	—	—	—
1.60%	266	97	—	—	—
1.65%	101	97	—	—	—
1.70%	112	97	—	—	—
1.75%	113	97	—	—	—
1.80%	100	97	—	—	—
1.85%	113	97	—	—	—

Total	$12,253,818	$440,626	$12,582,595	$369,186	$6,957,850

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  329

	Invesco VI	Invesco VI	Invesco VI Bal	Invesco VI	Invesco
	Am Fran,	Am Fran,	Risk Alloc,	Comstock,	VI Core Eq,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	$—	$56,762	$10,728	$67,085	$—
0.75%	70,858	2,200,837	65,144	5,033,005	—
0.85%	—	169,653	77,098	1,081,079	—
0.95%	263,217	1,048,288	67,308	2,347,625	—
1.00%	—	344,202	10,594	645,220	—
1.05%	—	153,426	48,781	489,069	—
1.10%	—	13,161	73	142,238	—
1.15%	—	—	36,879	—	—
1.20%	—	421,258	19,559	750,179	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2,424	73	7,673	9,149,563
1.30%	—	13,838	33,783	164,321	—
1.35%	—	—	73	—	—
1.40%	—	—	73	—	—
1.45%	—	202	73	3,023	—
1.50%	—	—	3,342	—	—
1.55%	—	—	73	—	—
1.60%	—	—	73	—	—
1.65%	—	—	73	—	—
1.70%	—	—	73	—	—
1.75%	—	—	73	—	—
1.80%	—	—	73	—	—
1.85%	—	—	73	—	—

Total	$334,075	$4,424,051	$374,092	$10,730,517	$9,149,563

	Invesco VI	Invesco VI	Invesco	Invesco	Invesco VI
	Div Divd,	Div Divd,	VI Global Hlth,	VI Intl Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	$3,808	$—	$126,028	$169	$—
0.75%	413,436	—	739,549	1,447,052	259,675
0.85%	—	631,663	805,089	1,054,862	—
0.95%	544,809	—	399,653	1,032,824	228,115
1.00%	10,250	—	3,762	96,780	102
1.05%	—	431,153	875,438	620,838	—
1.10%	—	67,296	74,593	73,940	—
1.15%	—	—	—	—	—
1.20%	142,488	—	22,876	195,995	102
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	16,657	9,447	32,106	—
1.30%	—	17,774	92,557	115,033	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	1,822	7,989	9,112	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	$1,114,791	$1,166,365	$3,156,981	$4,678,711	$487,994

 330  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Invesco VI	Invesco	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	VI Tech,	Asset	Enterprise,	Flex Bond,
Subaccount	Ser II	Ser I	Strategy	Serv	Serv

0.55%	$102	$82,195	$89	$—	$74
0.75%	498,984	831,694	105,944	354,900	20,472
0.85%	566,402	—	74,368	—	12,284
0.95%	184,407	407,983	160,134	358,668	114,429
1.00%	5,949	59,415	63,423	—	73
1.05%	332,165	—	69,978	—	2,050
1.10%	12,717	—	23,069	—	30,930
1.15%	—	—	20,235	—	73
1.20%	38,303	61,588	39,378	—	73
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,142	—	1,054	—	73
1.30%	8,045	—	27,919	—	73
1.35%	—	—	3,924	—	73
1.40%	—	—	89	—	73
1.45%	736	—	88	—	73
1.50%	—	—	6,196	—	73
1.55%	—	—	88	—	73
1.60%	—	—	88	—	73
1.65%	—	—	88	—	73
1.70%	—	—	88	—	73
1.75%	—	—	88	—	73
1.80%	—	—	88	—	73
1.85%	—	—	88	—	73

Total	$1,654,952	$1,442,875	$596,504	$713,568	$181,407

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn MA,
Subaccount	Serv	Serv	Serv	Serv	Serv

0.55%	$90	$—	$174	$—	$83
0.75%	90	597,673	1,448,023	1,760,042	15,099
0.85%	90	—	1,740,505	—	82
0.95%	1,070	229,270	685,192	1,207,970	3,606
1.00%	89	16,315	141,829	43,009	793
1.05%	5,770	—	827,446	—	5,143
1.10%	90	—	97,678	—	3,728
1.15%	89	—	134	—	82
1.20%	10,433	2,886	94,819	14,719	8,542
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	89	—	33,952	—	390
1.30%	89	—	146,836	—	509
1.35%	89	—	350	—	82
1.40%	89	—	133	—	82
1.45%	89	—	92	—	82
1.50%	80	—	7,250	—	82
1.55%	89	—	156	—	82
1.60%	241	—	156	—	82
1.65%	89	—	132	—	82
1.70%	89	—	155	—	82
1.75%	80	—	148	—	82
1.80%	88	—	132	—	82
1.85%	80	—	147	—	82

Total	$19,092	$846,144	$5,225,439	$3,025,740	$38,959

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  331

	MFS Inv	MFS	MFS	MS UIF Global	MS UIF Mid
	Gro Stock,	New Dis,	Utilities,	Real Est,	Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	$114	$24,696	$45,622	$13,933	$13,334
0.75%	1,886,810	1,769,381	3,101,196	923,035	559,194
0.85%	675,138	—	1,388,970	945,275	529,745
0.95%	1,344,758	1,211,391	2,325,193	432,039	520,591
1.00%	176,153	88,757	361,865	55,637	43,395
1.05%	523,496	—	1,111,698	356,572	391,378
1.10%	33,367	—	213,825	42,057	107,275
1.15%	—	—	128	—	99
1.20%	31,116	30,360	419,814	54,716	64,923
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,633	—	8,791	3,971	9,054
1.30%	61,976	—	232,520	53,218	37,324
1.35%	—	—	8,014	—	27,970
1.40%	—	—	4,751	—	99
1.45%	14,482	—	79,839	7,241	15,094
1.50%	—	—	5,734	—	871
1.55%	—	—	155	—	119
1.60%	—	—	155	—	118
1.65%	—	—	127	—	98
1.70%	—	—	154	—	118
1.75%	—	—	131	—	91
1.80%	—	—	127	—	98
1.85%	—	—	130	—	91

Total	$4,765,043	$3,124,585	$9,308,939	$2,887,694	$2,321,079

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl S	Cl S	Serv	Serv	Srv

0.55%	$263	$—	$—	$16,597	$19,246
0.75%	458,012	—	—	1,614,960	10,675,799
0.85%	253,479	382,290	707,840	1,507,486	6,759,939
0.95%	402,682	29,524	—	1,956,982	7,580,712
1.00%	31,011	—	—	287,538	1,466,342
1.05%	151,026	203,795	477,036	766,355	3,300,194
1.10%	44,916	76,744	3,083	187,851	799,498
1.15%	—	106	—	176	72
1.20%	40,802	91,620	—	465,174	1,670,830
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,022	570	20,942	26,877	94,266
1.30%	54,544	58,415	97	71,747	1,640,491
1.35%	—	566	—	962	72
1.40%	—	105	—	5,366	72
1.45%	14,426	120	2,842	2,062	237,699
1.50%	—	866	—	2,141	72
1.55%	—	121	—	152	72
1.60%	—	121	—	152	72
1.65%	—	105	—	174	72
1.70%	—	121	—	151	72
1.75%	—	88	—	170	72
1.80%	—	104	—	173	72
1.85%	—	88	—	170	72

Total	$1,454,183	$845,469	$1,211,840	$6,913,416	$34,245,808

 332  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Oppen Main	PIMCO	PIMCO VIT Glb	PIMCO VIT	Put VT Global
	St Sm Cap VA,	VIT All Asset,	MA Man Alloc,	Tot Return,	Hlth Care,
Subaccount	Serv	Advisor Cl	Adv Cl	Advisor Cl	Cl IB

0.55%	$156	$94,254	$4,407	$5,172	$9,873
0.75%	672,767	4,079,281	2,602	45,354	806,544
0.85%	571,125	3,060,286	2,927	18,948	—
0.95%	782,808	3,288,389	65,038	179,669	532,879
1.00%	104,557	1,225,540	4,784	2,039	187,408
1.05%	341,131	2,117,830	2,566	3,103	—
1.10%	32,159	814,679	12,405	2,037	—
1.15%	112	148,970	71	2,037	—
1.20%	74,204	760,992	71	2,036	57,798
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,144	88,907	71	2,035	—
1.30%	38,886	708,477	4,502	5,072	—
1.35%	307	9,098	71	2,034	—
1.40%	5,545	79	71	2,033	—
1.45%	697	221,956	6,244	2,032	—
1.50%	899	1,068	67	2,032	—
1.55%	133	2,435	71	2,031	—
1.60%	133	88	70	2,179	—
1.65%	111	23,492	70	2,030	—
1.70%	131	88	70	2,029	—
1.75%	121	72	67	2,028	—
1.80%	111	79	70	2,028	—
1.85%	121	72	67	2,027	—

Total	$2,627,358	$16,646,132	$106,382	$289,985	$1,594,502

	Put VT	Put VT Multi-	Put VT Multi-	Royce	Third
	Intl Eq,	Cap Gro,	Cap Gro,	Micro-Cap,	Ave
Subaccount	Cl IB	Cl IA	Cl IB	Invest Cl	Val

0.55%	$127	$—	$123	$—	$—
0.75%	805,381	—	538,466	275,361	487,306
0.85%	—	—	—	—	—
0.95%	237,250	—	237,456	540,373	834,362
1.00%	104,672	—	25,870	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	—	—
1.20%	1,032	—	1,411	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,129,587	—	—	—
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Total	$1,148,462	$6,129,587	$803,326	$815,734	$1,321,668

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  333

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Subaccount	Cl S	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$59	$224,338	$976,571	$—	$—
0.75%	18,410	4,765,936	10,471,003	—	—
0.85%	21,634	24,221,454	41,597,522	71,772	10,393
0.95%	6,775	9,790,870	4,512,294	104,153	52,109
1.00%	2,162	401,855	2,921,850	—	—
1.05%	7,403	1,568,006	15,261,413	5,571	17
1.10%	59	3,723,824	8,414,520	80	767
1.15%	59	13	—	74	13
1.20%	4,375	4,614,519	913,041	906	5,599
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	267	152,884	104,453	—	—
1.30%	59	1,356,973	4,537,878	18,692	17
1.35%	59	144,706	—	20,342	22,589
1.40%	59	13	—	74	13
1.45%	5,961	2,969,473	74,158	79	17
1.50%	59	11	—	72	1,039
1.55%	59	15	—	7,011	4,912
1.60%	59	111,378	—	79	17
1.65%	59	13	—	74	13
1.70%	59	21,273	—	79	17
1.75%	59	11	—	72	12
1.80%	59	13	—	74	13
1.85%	59	11	—	72	12

Total	$67,813	$54,067,589	$89,784,703	$229,276	$97,569

	VP AQR Man	VP BR Gl Infl	VP BR Gl Infl	VP Col	VP Col
	Fut Strategy,	Prot Sec,	Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$76	$—	$71	$—	$—
0.75%	19,759	—	3,968,172	—	—
0.85%	21,897	151,588	1,955,529	93,151	64,467
0.95%	56,856	168,120	2,805,261	131,063	105,745
1.00%	3,035	—	651,806	—	—
1.05%	4,410	81	823,781	1,572	19
1.10%	45,884	9,270	110,969	59,472	18,166
1.15%	76	73	—	96	14
1.20%	76	36,508	729,099	433,527	34,980
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,398	—	12,694	—	—
1.30%	76	22,738	362,312	4,922	23,126
1.35%	410	81	—	11,284	6,953
1.40%	76	3,382	—	95	14
1.45%	14,474	81	17,028	14,143	749
1.50%	76	69	—	1,013	12
1.55%	76	9,251	—	2,521	1,251
1.60%	76	81	—	107	19
1.65%	76	72	—	95	14
1.70%	76	81	—	107	19
1.75%	76	68	—	82	12
1.80%	76	72	—	95	14
1.85%	76	68	—	82	12

Total	$173,111	$401,684	$11,436,722	$753,427	$255,586

 334  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

					VP GS
	VP	VP	VP DFA	VP EV Floating	Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

0.55%	$12	$1,257,838	$—	$—	$71
0.75%	3,153,398	9,224,236	—	—	3,095
0.85%	10,516,865	27,231,325	39,110	225,706	6,658
0.95%	8,954,713	5,445,868	90,919	251,700	8,051
1.00%	481,198	1,343,963	—	—	71
1.05%	4,535,151	18,554,876	26,273	67,242	71
1.10%	4,445,467	9,225,943	33,895	41,959	13,954
1.15%	113,303	—	98	81	71
1.20%	7,460,919	1,489,640	12,207	142,363	71
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	54,064	460,031	—	—	71
1.30%	1,509,746	4,329,673	54,354	71,146	71
1.35%	236,507	—	1,034	16,005	71
1.40%	214,327	—	98	3,771	71
1.45%	5,134,387	2,518,009	89	36,486	71
1.50%	10	—	873	12,389	71
1.55%	643,498	—	3,680	8,135	71
1.60%	129,738	—	88	2,261	221
1.65%	10	—	97	80	71
1.70%	24,582	—	88	2,253	71
1.75%	10	—	85	76	71
1.80%	11	—	97	80	71
1.85%	10	—	85	76	71

Total	$47,607,926	$81,081,402	$263,170	$881,809	$33,186

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP MFS
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.75%	—	—	—	—	—
0.85%	38,416	100,380	3,307	35,170	94,116
0.95%	136,817	44,044	84,709	94,833	101,524
1.00%	—	—	—	—	—
1.05%	17	15,102	13,155	26,773	1,462
1.10%	17	85,204	2,570	2,040	12,358
1.15%	13	93	75	13	14
1.20%	8,822	41,076	7,904	92,366	20,876
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	4,327	104	79	30,196	64,482
1.35%	17	104	27,907	17	22,756
1.40%	13	93	75	4,694	14
1.45%	17	753	79	18	17
1.50%	12	1,119	72	1,038	7,949
1.55%	4,979	4,923	6,998	2,429	4,860
1.60%	17	103	79	18	173
1.65%	13	92	75	13	14
1.70%	17	103	78	18	17
1.75%	12	84	72	12	12
1.80%	13	92	74	13	14
1.85%	12	84	72	12	12

Total	$193,551	$293,553	$147,380	$289,673	$330,670

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  335

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$14	$386,704	$30,690	$375,935	$1,432,131
0.75%	18,846,144	91,158,509	14,649,750	54,272,980	7,140,853
0.85%	106,313,411	341,927,202	85,241,291	174,358,472	21,800,653
0.95%	123,214,670	51,817,544	51,284,435	26,212,535	33,603,923
1.00%	2,638,725	23,056,154	1,741,226	7,148,143	317,466
1.05%	25,595,632	154,536,964	8,644,796	67,543,160	9,765,324
1.10%	25,745,328	87,856,782	15,885,358	35,852,938	6,694,114
1.15%	269,460	—	12	—	1,369,888
1.20%	79,159,878	9,932,543	29,583,468	4,114,287	18,712,118
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	115,152	1,241,621	101,762	618,353	177,695
1.30%	12,689,707	43,943,447	4,876,981	14,266,685	5,797,123
1.35%	2,651,916	—	604,157	—	705,814
1.40%	12	—	2,807	—	674,258
1.45%	16,649,330	1,980,285	3,083,802	1,403,314	3,886,331
1.50%	62,557	—	21,587	—	24,552
1.55%	1,294,903	—	440,940	—	1,519,048
1.60%	1,394,897	—	14	—	92,679
1.65%	11	—	12	—	384,300
1.70%	99,989	—	101,370	—	145,179
1.75%	11	—	11	—	10
1.80%	12	—	12	—	94,447
1.85%	11	—	11	—	10

Total	$416,741,770	$807,837,755	$216,294,492	$386,166,802	$114,337,916

				VP Nuveen
	VP Mod	VP MS Global	VP NFJ	Winslow Lg	VP Ptnrs Sm
	Conserv,	Real Est,	Divd Val,	Cap Gro,	Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$12	$—	$—	$—	$—
0.75%	23,413,416	—	—	—	—
0.85%	72,542,260	29,092	3,623	35,678	2,246
0.95%	16,805,007	129,268	278,190	36,630	57,085
1.00%	2,446,747	—	—	—	—
1.05%	40,739,846	39,426	41,986	1,505	17,157
1.10%	20,186,128	81,409	17	574	552
1.15%	—	85	14	13	14
1.20%	2,533,481	16,672	6,425	1,587	73,055
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	396,092	—	—	—	—
1.30%	12,094,002	39,772	40,356	18	17,787
1.35%	—	5,727	17	667	443
1.40%	—	4,280	14	4,989	14
1.45%	1,810,200	14,263	17	18	19
1.50%	—	1,364	11	12	5,117
1.55%	—	1,254	4,839	3,711	1,239
1.60%	—	98	17	18	19
1.65%	—	85	14	13	14
1.70%	—	98	17	18	19
1.75%	—	68	11	12	13
1.80%	—	85	14	13	14
1.85%	—	68	11	12	13

Total	$192,967,191	$363,114	$375,593	$85,488	$174,820

 336  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	VP Ptnrs Sm	VP Ptnrs	VP TCW Core	VP Pyramis	VP Pyrford
	Cap Val,	Sm Cap Val,	Plus Bond,	Intl Eq,	Intl Eq,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.55%	$—	$28,306	$—	$—	$79
0.75%	—	4,233,076	—	—	11,172
0.85%	84,596	1,053,085	35,010	808	5,103
0.95%	34,520	2,399,227	47,145	43,066	10,024
1.00%	—	463,513	—	—	79
1.05%	14,365	349,181	11,874	26,651	7,338
1.10%	17	90,354	17,460	103	79
1.15%	14	—	73	99	79
1.20%	76,622	475,994	4,739	312	79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,970	—	—	79
1.30%	17	158,711	4,561	11,675	79
1.35%	17	—	76	10,482	79
1.40%	14	—	73	98	79
1.45%	17	15	76	102	78
1.50%	12	—	73	83	78
1.55%	3,693	—	3,560	2,505	78
1.60%	17	—	76	102	78
1.65%	14	—	73	98	78
1.70%	17	—	76	101	78
1.75%	12	—	73	83	78
1.80%	14	—	73	98	78
1.85%	12	—	73	83	78

Total	$213,990	$9,256,432	$125,164	$96,549	$35,050

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$13	$—	$100	$—
0.75%	—	1,187,917	—	260,568	—
0.85%	4,935	1,076,870	22,750	136,479	3,886
0.95%	84,023	446,275	90,177	61,375	84,210
1.00%	—	146,454	—	26,632	—
1.05%	13,488	476,878	2,545	113,298	11,679
1.10%	4,029	64,612	80,488	34,020	20,398
1.15%	13	—	14	—	75
1.20%	14,623	125,276	122,944	17,847	37,616
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,170	—	10,454	—
1.30%	62,281	138,304	32,370	25,210	31,307
1.35%	388	—	6,380	—	66,128
1.40%	13	—	5,220	—	75
1.45%	15	3,032	17	675	76
1.50%	6,028	—	788	—	75
1.55%	3,642	—	2,465	—	76
1.60%	15	—	17	—	76
1.65%	13	—	14	—	75
1.70%	15	—	17	—	76
1.75%	11	—	12	—	75
1.80%	13	—	14	—	75
1.85%	11	—	12	—	75

Total	$193,556	$3,668,801	$366,244	$686,658	$256,053

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  337

			WF Adv VT	WF Adv VT	WF Adv
	Wanger	Wanger	Index Asset Alloc,	Intl Eq,	VT Opp,
Subaccount	Intl	USA	Cl 2	Cl 2	Cl 2

0.55%	$64,644	$68,189	$—	$6,570	$324
0.75%	6,870,823	9,420,026	1,495,036	1,076,821	1,359,844
0.85%	2,463,399	3,175,354	—	464,542	600,267
0.95%	4,344,384	6,723,109	611,351	672,159	1,260,692
1.00%	914,982	1,287,463	190,487	162,880	264,328
1.05%	1,262,794	1,516,271	—	369,668	605,731
1.10%	286,180	409,948	—	58,217	57,466
1.15%	—	—	—	—	101
1.20%	589,443	860,509	59,671	61,398	109,438
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	21,710	35,634	—	86	23,113
1.30%	351,544	344,911	—	55,932	45,462
1.35%	—	—	—	—	689
1.40%	—	—	—	—	101
1.45%	27,934	116,136	—	10,162	20,086
1.50%	—	—	—	—	88
1.55%	—	—	—	—	118
1.60%	—	—	—	—	118
1.65%	—	—	—	—	100
1.70%	—	—	—	—	118
1.75%	—	—	—	—	87
1.80%	—	—	—	—	100
1.85%	—	—	—	—	87

Total	$17,197,837	$23,957,550	$2,356,545	$2,938,435	$4,348,458

				WF Adv VT	WA Var Global
				Sm Cap Gro,	Hi Yd Bond,
Subaccount				Cl 2	Cl II

0.55%				$108	$76
0.75%				1,418,462	12,591
0.85%				846,873	216
0.95%				814,515	33,849
1.00%				136,589	773
1.05%				712,018	75
1.10%				348,639	377
1.15%				107	75
1.20%				131,510	2,485
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				67,141	1,421
1.30%				22,727	75
1.35%				24,964	398
1.40%				107	75
1.45%				13,933	75
1.50%				6,548	75
1.55%				131	75
1.60%				285	75
1.65%				107	75
1.70%				131	75
1.75%				103	75
1.80%				106	75
1.85%				102	75

Total				$4,545,206	$53,161

 338  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Dyn Asset Alloc, Cl B
2013	6	$1.07 to $1.06	$9	0.19%	0.55%	to	1.85%	5.00	%(12)	to	4.09	%(12)

AB VPS Global Thematic Gro, Cl B
2013	1,027	$1.34 to $1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10 to $1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	1,355	$0.97 to $1.00	$1,362	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
2010	1,614	$1.28 to $1.33	$2,139	2.01%	0.55%	to	1.45%	17.93%		to	16.88%
2009	2,013	$1.08 to $1.14	$2,257	—	0.55%	to	1.45%	52.30%		to	50.93%

AB VPS Gro & Inc, Cl B
2013	4,170	$1.70 to $1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27 to $1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
2011	5,755	$1.09 to $0.97	$6,434	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	7,059	$1.03 to $0.93	$7,521	—	0.55%	to	1.45%	12.18%		to	11.18%
2009	9,067	$0.92 to $0.84	$8,650	3.51%	0.55%	to	1.45%	19.69%		to	18.62%

AB VPS Intl Val, Cl B
2013	7,368	$1.23 to $0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01 to $0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%
2011	11,102	$0.89 to $0.63	$12,695	3.66%	0.55%	to	1.45%	(19.88%)		to	(20.60%)
2010	14,110	$1.11 to $0.80	$20,277	2.32%	0.55%	to	1.45%	3.73%		to	2.80%
2009	30,983	$1.07 to $0.78	$36,824	0.83%	0.55%	to	1.45%	33.62%		to	32.42%

AB VPS Lg Cap Gro, Cl B
2013	341	$1.71 to $1.23	$581	—	0.85%	to	1.85%	35.84%		to	24.41	%(12)
2012	301	$1.26 to $0.98	$379	0.04%	0.85%	to	1.80%	15.14%		to	(0.54	%)(10)
2011	183	$1.09 to $1.15	$200	0.09%	0.85%	to	1.70%	(4.09%)		to	(4.90%)
2010	150	$1.14 to $1.20	$171	0.30%	0.85%	to	1.70%	8.90%		to	19.60	%(6)
2009	256	$1.04 to $1.02	$267	—	0.85%	to	1.45%	35.94%		to	35.13%

ALPS Alerian Engy Infr, Class III
2013	329	$1.07 to $1.06	$352	—	0.55%	to	1.85%	6.81	%(13)	to	5.88	%(13)

AC VP Intl, Cl I
2013	409	$1.26 to $1.23	$509	1.72%	0.75%	to	0.95%	21.50%		to	21.25%
2012	459	$1.04 to $1.01	$471	0.90%	0.75%	to	0.95%	20.26%		to	20.01%
2011	574	$0.86 to $0.84	$489	1.43%	0.75%	to	0.95%	(12.70%)		to	(12.87%)
2010	737	$0.99 to $0.97	$721	2.40%	0.75%	to	0.95%	12.44%		to	12.22%
2009	908	$0.88 to $0.86	$790	2.17%	0.75%	to	0.95%	32.76%		to	32.50%

AC VP Intl, Cl II
2013	1,220	$1.82 to $2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
2012	1,431	$1.49 to $1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
2011	1,635	$1.24 to $1.52	$1,968	1.30%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
2010	2,127	$1.42 to $1.75	$2,952	2.28%	0.55%	to	1.20%	12.52%		to	11.79%
2009	2,381	$1.26 to $1.56	$2,948	2.04%	0.55%	to	1.20%	32.90%		to	32.04%

AC VP Mid Cap Val, Cl II
2013	3,093	$1.53 to $1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18 to $1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
2011	3,661	$1.02 to $1.22	$4,172	1.18%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	4,193	$1.04 to $1.25	$4,830	1.51%	0.55%	to	1.45%	18.33%		to	17.27%
2009	13,136	$0.88 to $1.06	$13,258	4.07%	0.55%	to	1.45%	29.09%		to	27.93%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  339

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AC VP Ultra, Cl II
2013	1,859	$1.65 to $1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21 to $1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	2,071	$1.07 to $1.12	$2,273	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	2,392	$1.07 to $1.13	$2,613	0.35%	0.55%	to	1.45%	15.18%		to	14.15%
2009	2,530	$0.93 to $0.99	$2,403	0.16%	0.55%	to	1.45%	33.78%		to	32.59%

AC VP Val, Cl I
2013	458	$2.67 to $2.60	$1,208	1.65%	0.75%	to	0.95%	30.74%		to	30.48%
2012	502	$2.04 to $1.99	$1,015	1.91%	0.75%	to	0.95%	13.72%		to	13.49%
2011	568	$1.79 to $1.75	$1,009	2.00%	0.75%	to	0.95%	0.26%		to	0.06%
2010	797	$1.79 to $1.75	$1,413	2.16%	0.75%	to	0.95%	12.57%		to	12.35%
2009	1,000	$1.59 to $1.56	$1,577	6.11%	0.75%	to	0.95%	18.97%		to	18.73%

AC VP Val, Cl II
2013	8,694	$1.75 to $1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31	%(12)
2012	9,741	$1.34 to $1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87	%(10)
2011	10,663	$1.17 to $1.15	$14,196	1.88%	0.55%	to	1.70%	0.31%		to	(0.83%)
2010	12,667	$1.17 to $1.16	$17,018	2.04%	0.55%	to	1.70%	12.42%		to	15.19	%(6)
2009	13,656	$1.04 to $0.92	$16,532	5.50%	0.55%	to	1.45%	19.07%		to	18.00%

BlackRock Global Alloc, Cl III
2013	3,136	$1.17 to $1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33	%(12)
2012	551	$1.03 to $1.02	$567	4.59%	0.55%	to	1.80%	2.68	%(10)	to	1.83	%(10)

Calvert VP SRI Bal
2013	1,179	$1.50 to $1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28 to $1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
2011	1,560	$1.17 to $1.32	$1,669	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	1,915	$1.12 to $1.27	$1,996	1.29%	0.55%	to	1.20%	11.48%		to	10.76%
2009	2,397	$1.01 to $1.15	$2,240	1.89%	0.55%	to	1.20%	24.61%		to	23.80%

CB Var Sm Cap Gro, Cl I
2013	979	$1.86 to $1.75	$1,780	0.04%	0.55%	to	1.45%	46.24%		to	44.93%
2012	684	$1.27 to $1.21	$853	0.38%	0.55%	to	1.45%	18.77%		to	17.71%
2011	590	$1.07 to $1.03	$622	—	0.55%	to	1.45%	0.83%		to	(0.07%)
2010	631	$1.06 to $1.03	$663	—	0.55%	to	1.45%	24.50%		to	23.38%
2009	622	$0.85 to $0.83	$526	—	0.55%	to	1.45%	41.99%		to	40.72%

Col VP Bal, Cl 3
2013	5,938	$1.64 to $1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58	%(12)
2012	6,128	$1.36 to $1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61	%(10)
2011	6,971	$1.19 to $1.15	$9,600	—	0.55%	to	1.70%	1.83%		to	0.66%
2010	8,054	$1.17 to $1.14	$10,814	—	0.55%	to	1.70%	11.91%		to	13.89	%(6)
2009	9,658	$1.05 to $0.95	$11,637	—	0.55%	to	1.45%	23.55%		to	22.44%

Col VP Cash Mgmt, Cl 2
2013	967	$0.97 to $0.99	$957	0.01%	0.85%	to	1.85%	(0.82%)		to	(1.25	%)(12)
2012	332	$0.98 to $0.99	$339	0.01%	0.85%	to	1.80%	(0.85%)		to	(1.20	%)(10)
2011	976	$0.99 to $0.98	$974	0.01%	0.85%	to	1.70%	(0.84%)		to	(1.69%)
2010	2	$1.00 to $0.99	$24	—	0.85%	to	1.70%	(0.38	%)(6)	to	(0.78	%)(6)

Col VP Cash Mgmt, Cl 3
2013	12,894	$1.10 to $0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2012	17,758	$1.10 to $1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2011	23,583	$1.11 to $1.01	$26,433	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2010	24,625	$1.11 to $1.03	$27,520	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
2009	38,573	$1.12 to $1.04	$43,299	0.07%	0.55%	to	1.45%	(0.40%)		to	(1.29%)

 340  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Commodity Strategy, Cl 2
2013	56	$0.93 to $0.92	$53	—	0.55%	to	1.85%	(5.82	%)(13)	to	(6.65	%)(13)

Col VP Contrarian Core, Cl 2
2013	145	$1.22 to $1.20	$176	—	0.55%	to	1.85%	19.89	%(12)	to	18.84	%(12)

Col VP Core Bond, Cl 2
2013	5	$0.96 to $0.95	$6	—	0.55%	to	1.85%	(4.45	%)(13)	to	(5.29	%)(13)

Col VP Div Bond, Cl 2
2013	693	$1.11 to $0.95	$762	4.19%	0.85%	to	1.85%	(3.26%)		to	(4.77	%)(12)
2012	871	$1.14 to $1.04	$992	3.87%	0.85%	to	1.80%	6.58%		to	3.43	%(10)
2011	476	$1.07 to $1.06	$511	5.09%	0.85%	to	1.70%	5.58%		to	4.67%
2010	162	$1.02 to $1.01	$166	—	0.85%	to	1.70%	1.75	%(6)	to	1.35	%(6)

Col VP Div Bond, Cl 3
2013	24,490	$1.40 to $1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%)		to	(3.80%)
2012	33,306	$1.44 to $1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	36,531	$1.34 to $1.25	$55,558	4.53%	0.55%	to	1.45%	6.10%		to	5.14%
2010	44,253	$1.27 to $1.19	$63,955	2.62%	0.55%	to	1.45%	7.73%		to	6.76%
2009	219,232	$1.18 to $1.12	$269,617	4.24%	0.55%	to	1.45%	13.79%		to	12.77%

Col VP Divd Opp, Cl 2
2013	601	$1.61 to $1.11	$962	—	0.85%	to	1.85%	25.46%		to	9.88	%(12)
2012	333	$1.28 to $1.01	$425	—	0.85%	to	1.80%	12.90%		to	1.81	%(10)
2011	132	$1.14 to $1.12	$150	—	0.85%	to	1.70%	(5.89%)		to	(6.70%)
2010	12	$1.21 to $1.20	$15	—	0.85%	to	1.70%	20.85	%(6)	to	20.38	%(6)

Col VP Divd Opp, Cl 3
2013	18,990	$1.78 to $1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42 to $1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	27,637	$1.25 to $0.96	$39,787	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	35,043	$1.32 to $1.03	$53,925	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	150,449	$1.14 to $0.89	$166,409	—	0.55%	to	1.45%	26.76%		to	25.62%

Col VP Emerg Mkts Bond, Cl 2
2013	211	$0.91 to $0.90	$192	6.65%	0.55%	to	1.85%	(9.44	%)(12)	to	(10.27	%)(12)

Col VP Emer Mkts, Cl 2
2013	373	$1.11 to $0.97	$411	0.51%	0.85%	to	1.85%	(2.70%)		to	(4.57	%)(12)
2012	230	$1.14 to $1.05	$262	0.34%	0.85%	to	1.80%	19.34%		to	6.15	%(10)
2011	177	$0.95 to $0.94	$169	1.14%	0.85%	to	1.70%	(21.76%)		to	(22.43%)
2010	40	$1.22 to $1.21	$49	0.69%	0.85%	to	1.70%	21.89	%(6)	to	21.41	%(6)

Col VP Emer Mkts, Cl 3
2013	6,297	$2.30 to $1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	7,079	$2.36 to $1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
2011	8,541	$1.97 to $1.26	$15,927	1.13%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	10,114	$2.50 to $1.62	$24,121	1.51%	0.55%	to	1.45%	19.10%		to	18.03%
2009	21,819	$2.10 to $1.38	$40,000	0.38%	0.55%	to	1.45%	73.13%		to	71.58%

Col VP Global Bond, Cl 2
2013	355	$1.04 to $0.92	$368	5.47%	0.85%	to	1.85%	(8.61%)		to	(8.21	%)(12)
2012	453	$1.14 to $1.04	$513	2.46%	0.85%	to	1.80%	5.39%		to	2.32	%(10)
2011	384	$1.08 to $1.07	$414	3.22%	0.85%	to	1.70%	3.74%		to	2.84%
2010	123	$1.04 to $1.04	$129	5.48%	0.85%	to	1.70%	4.03	%(6)	to	3.63	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  341

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Global Bond, Cl 3
2013	7,799	$1.30 to $1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	9,864	$1.42 to $1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	11,174	$1.34 to $1.28	$18,899	2.84%	0.55%	to	1.45%	4.21%		to	3.28%
2010	13,980	$1.29 to $1.24	$22,904	3.24%	0.55%	to	1.45%	6.00%		to	5.05%
2009	67,102	$1.21 to $1.18	$91,076	1.83%	0.55%	to	1.45%	10.77%		to	9.77%

Col VP Hi Yield Bond, Cl 2
2013	554	$1.36 to $1.01	$748	6.56%	0.85%	to	1.85%	5.09%		to	0.19	%(12)
2012	501	$1.30 to $1.09	$647	6.62%	0.85%	to	1.80%	14.64%		to	7.65	%(10)
2011	191	$1.13 to $1.12	$215	9.76%	0.85%	to	1.70%	4.57%		to	3.68%
2010	35	$1.08 to $1.08	$39	—	0.85%	to	1.70%	8.04	%(6)	to	7.62	%(6)

Col VP Hi Yield Bond, Cl 3
2013	8,242	$1.92 to $1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82 to $1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
2011	11,018	$1.58 to $1.40	$20,520	8.18%	0.55%	to	1.45%	5.10%		to	4.15%
2010	14,504	$1.51 to $1.34	$25,972	9.13%	0.55%	to	1.45%	13.34%		to	12.32%
2009	18,233	$1.33 to $1.19	$29,089	9.98%	0.55%	to	1.45%	53.01%		to	51.64%

Col VP Inc Opp, Cl 2
2013	5,040	$0.90 to $0.89	$6,027	8.82%	0.55%	to	1.85%	1.13	%(11)	to	0.03	%(12)
2012	336	$1.28 to $1.09	$429	6.14%	0.85%	to	1.80%	13.75%		to	7.53	%(10)
2011	273	$1.13 to $1.11	$308	10.20%	0.85%	to	1.70%	5.28%		to	4.38%
2010	112	$1.07 to $1.07	$120	—	0.85%	to	1.70%	7.15	%(6)	to	6.73	%(6)

Col VP Inc Opp, Cl 3
2013	5,757	$1.84 to $1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76 to $1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
2011	7,832	$1.54 to $1.40	$11,617	9.04%	0.55%	to	1.45%	5.68%		to	4.73%
2010	8,585	$1.46 to $1.34	$12,088	2.81%	0.55%	to	1.45%	12.43%		to	11.42%
2009	82,468	$1.30 to $1.20	$101,923	4.50%	0.55%	to	1.45%	41.61%		to	40.35%

Col VP Intl Opp, Cl 2
2013	108	$1.46 to $1.13	$158	1.51%	0.85%	to	1.85%	21.06%		to	10.62	%(12)
2012	138	$1.21 to $1.06	$168	1.49%	0.85%	to	1.80%	16.50%		to	5.06	%(10)
2011	127	$1.04 to $1.02	$132	1.43%	0.85%	to	1.70%	(13.24%)		to	(13.98%)
2010	33	$1.19 to $1.19	$40	0.15%	0.85%	to	1.70%	19.44	%(6)	to	18.97	%(6)

Col VP Intl Opp, Cl 3
2013	4,431	$1.75 to $1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44 to $1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
2011	6,258	$1.23 to $0.92	$6,587	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	7,317	$1.41 to $1.07	$8,942	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	9,065	$1.25 to $0.95	$9,825	1.56%	0.55%	to	1.45%	26.84%		to	25.71%

Col VP Lg Cap Gro, Cl 2
2013	60	$1.78 to $1.17	$106	—	0.85%	to	1.85%	28.91%		to	17.80	%(12)
2012	35	$1.38 to $1.01	$48	—	0.85%	to	1.80%	19.05%		to	0.85	%(10)
2011	0	$1.16 to $1.14	$0	—	0.85%	to	1.70%	(4.19%)		to	(5.01%)
2010	—	$1.21 to $1.20	$0	—	0.85%	to	1.70%	20.93	%(6)	to	20.46	%(6)

Col VP Lg Cap Gro, Cl 3
2013	5,087	$1.66 to $1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28 to $1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	6,775	$1.07 to $0.96	$3,902	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	8,572	$1.11 to $1.00	$5,178	—	0.55%	to	1.45%	16.52%		to	15.48%
2009	9,988	$0.95 to $0.87	$5,165	—	0.55%	to	1.45%	36.24%		to	35.02%

 342  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Lg Core Quan, Cl 2
2013	11	$1.88 to $1.19	$21	—	0.85%	to	1.85%	32.35%		to	17.93	%(12)
2012	2	$1.42 to $0.99	$3	—	0.85%	to	1.80%	12.78%		to	(0.38	%)(10)
2011	0	$1.26 to $1.24	$0	—	0.85%	to	1.70%	4.19%		to	3.30%
2010	—	$1.21 to $1.20	$0	—	0.85%	to	1.70%	20.74	%(6)	to	20.27	%(6)

Col VP Lg Core Quan, Cl 3
2013	15,057	$1.67 to $1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25 to $1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
2011	20,464	$1.11 to $0.98	$20,557	—	0.55%	to	1.45%	4.65%		to	3.72%
2010	24,764	$1.06 to $0.95	$23,807	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	29,751	$0.91 to $0.82	$24,542	—	0.55%	to	1.45%	23.47%		to	22.36%

Col VP Limited Duration Cr, Cl 2
2013	409	$1.08 to $0.99	$440	1.85%	0.85%	to	1.85%	0.33%		to	(0.91	%)(12)
2012	290	$1.08 to $1.02	$311	2.25%	0.85%	to	1.80%	5.15%		to	2.11	%(10)
2011	126	$1.02 to $1.01	$129	1.58%	0.85%	to	1.70%	1.24%		to	0.37%
2010	18	$1.01 to $1.01	$19	—	0.85%	to	1.70%	1.20	%(6)	to	0.80	%(6)

Col VP Man Vol Conserv, Cl 2
2013	3,948	$1.00 to $1.00	$3,976	—	0.55%	to	1.85%	(0.06	%)(14)	to	(0.26	%)(12)

Col VP Man Vol Conserv Gro, Cl 2
2013	9,664	$1.01 to $1.04	$10,051	—	0.55%	to	1.85%	0.61	%(14)	to	2.89	%(12)

Col VP Man Vol Gro, Cl 2
2013	107,696	$1.03 to $1.11	$117,097	—	0.55%	to	1.85%	1.95	%(14)	to	9.48	%(12)

Col VP Man Vol Mod Gro, Cl 2
2013	361,215	$1.02 to $1.07	$409,272	—	0.55%	to	1.85%	1.40	%(14)	to	6.57	%(12)
2012	149,031	$1.02 to $1.02	$152,054	—	0.95%	to	1.80%	1.64	%(10)	to	1.07	%(10)

Col VP Marsico Gro, Cl 1
2013	7,077	$1.60 to $1.64	$11,439	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	8,484	$1.19 to $1.22	$10,191	0.66%	0.55%	to	1.45%	11.62%		to	10.61%
2011	11,322	$1.06 to $1.11	$12,227	0.30%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	14,009	$1.10 to $1.15	$15,648	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	119,442	$0.91 to $0.96	$113,536	0.88%	0.55%	to	1.45%	25.97%		to	24.84%

Col VP Marsico Intl Opp, Cl 2
2013	2,166	$1.18 to $1.14	$2,641	0.44%	0.55%	to	1.85%	19.74%		to	12.16	%(12)
2012	2,207	$0.99 to $1.03	$2,259	0.93%	0.55%	to	1.80%	16.97%		to	2.35	%(10)
2011	2,738	$0.84 to $1.00	$2,391	0.80%	0.55%	to	1.70%	(16.64%)		to	(17.60%)
2010	3,359	$1.01 to $1.22	$3,507	0.65%	0.55%	to	1.70%	13.11%		to	21.33	%(6)
2009	4,521	$0.89 to $0.98	$4,184	1.90%	0.55%	to	1.45%	37.19%		to	35.96%

Col VP Mid Cap Gro Opp, Cl 2
2013	37	$1.53 to $1.18	$56	—	0.85%	to	1.85%	29.79%		to	18.62	%(12)
2012	35	$1.18 to $0.95	$41	—	0.85%	to	1.80%	10.18%		to	(4.00	%)(10)
2011	17	$1.07 to $1.06	$19	—	0.85%	to	1.70%	(15.92%)		to	(16.64%)
2010	1	$1.27 to $1.27	$2	—	0.85%	to	1.70%	27.08	%(6)	to	26.59	%(6)

Col VP Mid Cap Gro Opp, Cl 3
2013	2,730	$1.75 to $1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34 to $1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	3,564	$1.21 to $1.15	$3,933	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	4,198	$1.43 to $1.37	$5,541	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	5,343	$1.14 to $1.10	$5,705	—	0.55%	to	1.45%	62.51%		to	61.05%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  343

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Mid Cap Val Opp, Cl 2
2013	82	$1.83 to $1.21	$150	—	0.85%	to	1.85%	36.43%		to	19.79	%(12)
2012	81	$1.34 to $1.04	$108	—	0.85%	to	1.80%	17.28%		to	3.80	%(10)
2011	72	$1.15 to $1.13	$82	—	0.85%	to	1.70%	(9.35%)		to	(10.13%)
2010	45	$1.26 to $1.26	$57	—	0.85%	to	1.70%	26.40	%(6)	to	25.91	%(6)

Col VP Mid Cap Val Opp, Cl 3
2013	2,412	$1.83 to $1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34 to $1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	3,111	$1.14 to $1.00	$3,596	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	3,970	$1.25 to $1.11	$5,069	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	10,980	$1.02 to $0.92	$11,119	—	0.55%	to	1.45%	40.16%		to	38.91%

Col VP Multi-Strategy Alt, Cl 2
2013	93	$0.95 to $0.94	$89	—	0.55%	to	1.85%	(5.12	%)(12)	to	(5.96	%)(12)

Col VP S&P 500, Cl 3
2013	5,400	$1.73 to $1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90	%(12)
2012	5,966	$1.32 to $1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24	%(10)
2011	6,611	$1.15 to $1.17	$6,516	—	0.55%	to	1.70%	1.07%		to	(0.09%)
2010	8,319	$1.14 to $1.17	$8,095	—	0.55%	to	1.70%	14.07%		to	17.36	%(6)
2009	10,144	$1.00 to $0.91	$8,614	—	0.55%	to	1.45%	25.31%		to	24.18%

Col VP Select Lg Cap Val, Cl 2
2013	95	$1.88 to $1.20	$177	—	0.85%	to	1.85%	36.55%		to	19.30	%(12)
2012	14	$1.37 to $1.02	$20	—	0.85%	to	1.80%	17.17%		to	3.89	%(10)
2011	15	$1.17 to $1.16	$17	—	0.85%	to	1.70%	(2.62%)		to	(3.45%)
2010	4	$1.20 to $1.20	$5	—	0.85%	to	1.70%	20.38	%(6)	to	19.92	%(6)

Col VP Select Lg Cap Val, Cl 3
2013	825	$1.80 to $1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31 to $1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	804	$1.11 to $0.97	$849	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	597	$1.14 to $1.00	$644	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	281	$0.95 to $0.84	$256	—	0.55%	to	1.45%	25.44%		to	24.31%

Col VP Select Sm Cap Val, Cl 2
2013	45	$1.98 to $1.29	$89	—	0.85%	to	1.85%	46.97%		to	29.23	%(12)
2012	38	$1.35 to $1.01	$51	—	0.85%	to	1.80%	16.72%		to	2.11	%(10)
2011	40	$1.15 to $1.14	$46	—	0.85%	to	1.70%	(9.46%)		to	(10.24%)
2010	23	$1.27 to $1.27	$30	—	0.85%	to	1.70%	27.43	%(6)	to	26.94	%(6)

Col VP Select Sm Cap Val, Cl 3
2013	1,353	$1.93 to $1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31 to $1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	1,526	$1.12 to $1.01	$2,001	—	0.55%	to	1.45%	(9.02%)		to	(9.83%)
2010	1,873	$1.23 to $1.12	$2,734	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	2,096	$0.97 to $0.90	$2,443	—	0.55%	to	1.45%	39.05%		to	37.80%

Col VP Strategic Inc, Cl 2
2013	472	$1.04 to $0.97	$492	4.33%	0.85%	to	1.85%	(0.72%)		to	(3.10	%)(12)
2012	449	$1.05 to $1.07	$472	4.98%	0.85%	to	1.80%	11.01%		to	5.63	%(10)
2011	239	$0.95 to $0.94	$227	—	0.85%	to	1.70%	1.54	%(8)	to	0.95	%(8)

Col VP US Govt Mtge, Cl 2
2013	299	$0.98 to $0.97	$294	0.46%	0.85%	to	1.85%	(2.81%)		to	(3.21	%)(12)
2012	304	$1.01 to $1.00	$308	0.82%	0.85%	to	1.80%	0.63%		to	(0.32	%)(10)
2011	203	$1.01 to $0.99	$205	0.69%	0.85%	to	1.70%	0.37%		to	(0.50%)
2010	34	$1.00 to $1.00	$35	—	0.85%	to	1.70%	0.20	%(6)	to	(0.19	%)(6)

 344  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP US Govt Mtge, Cl 3
2013	6,907	$1.14 to $1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%)		to	(3.38%)
2012	9,924	$1.17 to $1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
2011	12,543	$1.15 to $1.07	$15,460	0.90%	0.55%	to	1.45%	0.83%		to	(0.09%)
2010	15,888	$1.14 to $1.07	$19,607	1.00%	0.55%	to	1.45%	2.44%		to	1.51%
2009	16,368	$1.12 to $1.05	$19,932	3.15%	0.55%	to	1.45%	4.95%		to	4.01%

CS Commodity Return
2013	2,534	$0.78 to $0.74	$1,936	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	3,157	$0.87 to $0.84	$2,709	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	3,994	$0.90 to $0.87	$3,531	2.41%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	4,370	$1.03 to $1.01	$4,461	6.84%	0.55%	to	1.45%	16.02%		to	14.98%
2009	4,680	$0.89 to $0.88	$4,131	12.12%	0.55%	to	1.45%	18.82%		to	17.75%

Drey VIF Intl Eq, Serv
2013	331	$1.24 to $1.19	$408	2.02%	0.85%	to	1.45%	16.44%		to	15.74%
2012	210	$1.07 to $1.03	$222	0.14%	0.85%	to	1.45%	21.79%		to	21.06%
2011	233	$0.88 to $0.85	$203	1.88%	0.85%	to	1.45%	(15.63%)		to	(16.14%)
2010	226	$1.04 to $1.01	$234	1.67%	0.85%	to	1.45%	8.81%		to	8.17%
2009	285	$0.95 to $0.93	$271	3.76%	0.85%	to	1.45%	23.83%		to	23.10%

DWS Alt Asset Alloc VIP, Cl B
2013	653	$1.00 to $0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35	%)(12)
2012	310	$1.00 to $0.99	$311	—	0.55%	to	1.80%	3.67	%(10)	to	2.80	%(10)

EV VT Floating-Rate Inc
2013	9,716	$1.32 to $1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%
2012	8,845	$1.28 to $1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
2011	9,557	$1.20 to $1.14	$11,213	4.23%	0.55%	to	1.45%	1.98%		to	1.08%
2010	9,857	$1.18 to $1.12	$11,379	4.00%	0.55%	to	1.45%	8.53%		to	7.55%
2009	54,109	$1.08 to $1.05	$57,630	4.79%	0.55%	to	1.45%	43.52%		to	42.23%

Fid VIP Contrafund, Serv Cl 2
2013	17,971	$1.57 to $1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98	%(12)
2012	19,207	$1.20 to $1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72	%(10)
2011	21,427	$1.04 to $1.15	$22,615	0.72%	0.55%	to	1.70%	(3.32%)		to	(4.42%)
2010	26,229	$1.08 to $1.20	$28,668	0.81%	0.55%	to	1.70%	16.29%		to	19.32	%(6)
2009	47,996	$0.93 to $0.97	$45,708	0.92%	0.55%	to	1.45%	34.73%		to	33.52%

Fid VIP Gro & Inc, Serv Cl
2013	931	$1.59 to $1.55	$1,456	1.73%	0.75%	to	0.95%	32.46%		to	32.20%
2012	1,205	$1.20 to $1.17	$1,426	2.08%	0.75%	to	0.95%	17.51%		to	17.28%
2011	1,351	$1.02 to $1.00	$1,370	1.57%	0.75%	to	0.95%	0.82%		to	0.62%
2010	1,693	$1.01 to $0.99	$1,705	0.55%	0.75%	to	0.95%	13.81%		to	13.58%
2009	2,449	$0.89 to $0.87	$2,163	0.95%	0.75%	to	0.95%	26.21%		to	25.96%

Fid VIP Gro & Inc, Serv Cl 2
2013	5,190	$1.76 to $2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%		to	31.66%
2012	6,108	$1.33 to $1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%		to	16.83%
2011	7,408	$1.13 to $1.31	$8,796	1.42%	0.55%	to	1.20%	0.80%		to	0.15%
2010	9,834	$1.12 to $1.31	$11,606	0.44%	0.55%	to	1.20%	13.92%		to	13.18%
2009	12,843	$0.98 to $1.16	$13,318	0.83%	0.55%	to	1.20%	26.33%		to	25.50%

Fid VIP Mid Cap, Serv Cl
2013	1,044	$3.18 to $3.10	$3,280	0.40%	0.75%	to	0.95%	35.05%		to	34.78%
2012	1,283	$2.36 to $2.30	$2,993	0.51%	0.75%	to	0.95%	13.89%		to	13.66%
2011	1,494	$2.07 to $2.02	$3,064	0.13%	0.75%	to	0.95%	(11.38%)		to	(11.56%)
2010	1,936	$2.34 to $2.29	$4,487	0.24%	0.75%	to	0.95%	27.74%		to	27.49%
2009	2,598	$1.83 to $1.80	$4,717	0.54%	0.75%	to	0.95%	38.97%		to	38.69%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  345

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Mid Cap, Serv Cl 2
2013	11,594	$2.31 to $1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%		to	22.16	%(12)
2012	13,019	$1.71 to $1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%		to	0.79	%(10)
2011	15,096	$1.50 to $1.08	$28,052	0.02%	0.55%	to	1.70%	(11.34%)		to	(12.35%)
2010	19,382	$1.70 to $1.24	$41,046	0.09%	0.55%	to	1.70%	27.87%		to	23.09	%(6)
2009	43,897	$1.33 to $1.04	$64,438	0.43%	0.55%	to	1.45%	38.99%		to	37.74%

Fid VIP Overseas, Serv Cl
2013	358	$1.45 to $1.42	$513	1.28%	0.75%	to	0.95%	29.40%		to	29.14%
2012	383	$1.12 to $1.10	$424	1.74%	0.75%	to	0.95%	19.64%		to	19.40%
2011	474	$0.94 to $0.92	$438	1.13%	0.75%	to	0.95%	(17.85%)		to	(18.01%)
2010	609	$1.14 to $1.12	$687	1.21%	0.75%	to	0.95%	12.15%		to	11.92%
2009	776	$1.02 to $1.00	$782	1.82%	0.75%	to	0.95%	25.49%		to	25.24%

Fid VIP Overseas, Serv Cl 2
2013	3,466	$1.69 to $1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%		to	28.29%
2012	3,619	$1.31 to $0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%		to	18.64%
2011	4,582	$1.09 to $0.84	$5,107	1.02%	0.55%	to	1.45%	(17.79%)		to	(18.53%)
2010	6,209	$1.33 to $1.03	$8,629	1.11%	0.55%	to	1.45%	12.21%		to	11.21%
2009	7,380	$1.19 to $0.92	$9,290	1.83%	0.55%	to	1.45%	25.53%		to	24.41%

Fid VIP Strategic Inc, Serv Cl 2
2013	3,939	$0.99 to $0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08	%)(12)	to	(2.95	%)(12)

FTVIPT Frank Global Real Est, Cl 2
2013	4,820	$1.10 to $0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09 to $0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	5,014	$0.86 to $0.70	$6,543	7.73%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
2010	5,902	$0.91 to $0.76	$8,520	2.91%	0.55%	to	1.45%	20.31%		to	19.23%
2009	6,777	$0.76 to $0.63	$8,474	12.94%	0.55%	to	1.45%	18.43%		to	17.37%

FTVIPT Frank Inc, Cl 2
2013	1,796	$1.07 to $1.06	$1,925	0.34%	0.55%	to	1.85%	5.74	%(12)	to	4.80	%(12)

FTVIPT Frank Sm Cap Val, Cl 2
2013	4,087	$2.11 to $1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90	%(12)
2012	4,575	$1.56 to $1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79	%(10)
2011	5,110	$1.33 to $1.23	$9,060	0.71%	0.55%	to	1.70%	(4.29%)		to	(5.38%)
2010	6,320	$1.39 to $1.30	$12,043	0.76%	0.55%	to	1.70%	27.52%		to	29.42	%(6)
2009	7,494	$1.09 to $0.92	$11,588	1.66%	0.55%	to	1.45%	28.45%		to	27.30%

FTVIPT Frank Mutual Shares, Cl 2
2013	7,065	$1.72 to $1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55	%(12)
2012	7,939	$1.35 to $1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%		to	4.70	%(10)
2011	9,772	$1.18 to $1.09	$11,887	2.22%	0.55%	to	1.70%	(1.58%)		to	(2.71%)
2010	12,766	$1.20 to $1.12	$15,882	1.55%	0.55%	to	1.70%	10.59%		to	11.34	%(6)
2009	14,798	$1.09 to $0.89	$16,820	1.93%	0.55%	to	1.45%	25.36%		to	24.23%

FTVIPT Temp Global Bond, Cl 2
2013	448	$0.98 to $0.97	$441	4.20%	0.55%	to	1.85%	(1.97	%)(12)	to	(2.83	%)(12)

GS VIT Mid Cap Val, Inst
2013	3,597	$2.08 to $2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57 to $2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
2011	5,483	$1.34 to $1.89	$12,445	0.68%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
2010	7,200	$1.43 to $2.04	$17,613	0.64%	0.55%	to	1.20%	24.32%		to	23.51%
2009	9,048	$1.15 to $1.65	$17,889	1.70%	0.55%	to	1.20%	32.42%		to	31.56%

 346  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

GS VIT Sm Cap Eq Insights, Inst
2013	171	$2.21 to $2.15	$369	1.03%	0.75%	to	0.95%	34.61%		to	34.34%
2012	172	$1.64 to $1.60	$276	1.15%	0.75%	to	0.95%	11.99%		to	11.76%
2011	190	$1.47 to $1.44	$273	0.79%	0.75%	to	0.95%	(0.08%)		to	(0.27%)
2010	236	$1.47 to $1.44	$341	0.54%	0.75%	to	0.95%	29.15%		to	28.89%
2009	283	$1.14 to $1.12	$317	1.16%	0.75%	to	0.95%	26.72%		to	26.47%

GS VIT U.S. Eq Insights, Inst
2013	4,777	$1.64 to $1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20 to $1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
2011	6,718	$1.05 to $0.92	$6,314	1.58%	0.55%	to	1.45%	3.48%		to	2.55%
2010	8,698	$1.02 to $0.90	$7,922	1.41%	0.55%	to	1.45%	12.22%		to	11.22%
2009	10,686	$0.90 to $0.81	$8,679	1.97%	0.55%	to	1.45%	20.48%		to	19.40%

Invesco VI Am Fran, Ser I
2013	248	$1.35 to $1.34	$334	0.44%	0.75%	to	0.95%	39.09%		to	38.81%
2012	255	$0.97 to $0.97	$247	—	0.75%	to	0.95%	(2.99	%)(9)	to	(3.13	%)(9)

Invesco VI Am Fran, Ser II
2013	3,298	$1.35 to $1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
2012	4,255	$0.97 to $0.96	$4,119	—	0.55%	to	1.45%	(3.04	%)(9)	to	(3.63	%)(9)

Invesco VI Bal Risk Alloc, Ser II
2013	379	$0.99 to $0.98	$374	2.04%	0.55%	to	1.85%	(2.07	%)(12)	to	(2.94	%)(12)

Invesco VI Comstock, Ser II
2013	6,428	$1.75 to $1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29 to $1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
2011	9,427	$1.09 to $0.96	$9,943	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	11,227	$1.12 to $0.99	$12,215	0.23%	0.55%	to	1.45%	15.06%		to	14.03%
2009	43,684	$0.98 to $0.87	$40,021	4.61%	0.55%	to	1.45%	27.70%		to	26.56%

Invesco VI Core Eq, Ser I
2013	3,440	$2.62 to $2.62	$9,150	1.39%	1.25%	to	1.25%	27.64%		to	27.64%
2012	3,738	$2.05 to $2.05	$7,784	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	4,290	$1.83 to $1.83	$7,934	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)
2010	5,251	$1.85 to $1.85	$9,822	0.94%	1.25%	to	1.25%	8.19%		to	8.19%
2009	6,436	$1.71 to $1.71	$11,112	1.75%	1.25%	to	1.25%	26.71%		to	26.71%

Invesco VI Div Divd, Ser I
2013	795	$1.42 to $1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	702	$1.09 to $1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
2011	994	$0.92 to $0.92	$912	—	0.55%	to	1.20%	(8.03	%)(8)	to	(8.43	%)(8)

Invesco VI Div Divd, Ser II
2013	839	$1.39 to $1.37	$1,166	2.10%	0.85%	to	1.45%	29.66%		to	28.88%
2012	799	$1.08 to $1.06	$858	1.79%	0.85%	to	1.45%	17.37%		to	16.66%
2011	960	$0.92 to $0.91	$879	—	0.85%	to	1.45%	(8.36	%)(8)	to	(8.73	%)(8)

Invesco VI Global Hlth, Ser II
2013	1,709	$1.84 to $1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32 to $1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	1,882	$1.10 to $1.11	$2,093	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	2,159	$1.07 to $1.08	$2,335	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	2,297	$1.02 to $1.04	$2,382	0.12%	0.55%	to	1.45%	26.69%		to	25.56%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  347

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Intl Gro, Ser II
2013	2,890	$1.76 to $1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49 to $1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
2011	3,906	$1.30 to $1.09	$4,706	1.19%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	4,684	$1.40 to $1.19	$6,142	0.47%	0.55%	to	1.45%	11.99%		to	10.99%
2009	42,710	$1.25 to $1.07	$48,223	1.53%	0.55%	to	1.45%	34.17%		to	32.97%

Invesco VI Mid Cap Gro, Ser I
2013	368	$1.33 to $1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98 to $0.97	$432	—	0.75%	to	1.20%	(2.22	%)(9)	to	(2.52	%)(9)

Invesco VI Mid Cap Gro, Ser II
2013	1,251	$1.33 to $1.31	$1,655	0.22%	0.55%	to	1.45%	35.86%		to	34.64%
2012	1,387	$0.98 to $0.97	$1,355	—	0.55%	to	1.45%	(2.10	%)(9)	to	(2.69	%)(9)

Invesco VI Tech, Ser I
2013	1,200	$1.68 to $2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	1,363	$1.35 to $1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	1,522	$1.22 to $1.53	$1,351	0.17%	0.55%	to	1.20%	(5.57%)		to	(6.19%)
2010	1,886	$1.29 to $1.64	$1,757	—	0.55%	to	1.20%	20.64%		to	19.86%
2009	1,917	$1.07 to $1.36	$1,483	—	0.55%	to	1.20%	56.54%		to	55.52%

Ivy VIP Asset Strategy
2013	495	$1.21 to $1.19	$597	0.02%	0.55%	to	1.85%	18.29	%(12)	to	17.27	%(12)

Janus Aspen Enterprise, Serv
2013	684	$1.05 to $1.02	$714	0.38%	0.75%	to	0.95%	31.05%		to	30.79%
2012	830	$0.80 to $0.78	$660	—	0.75%	to	0.95%	16.11%		to	15.88%
2011	851	$0.69 to $0.67	$584	—	0.75%	to	0.95%	(2.39%)		to	(2.58%)
2010	1,169	$0.70 to $0.69	$823	—	0.75%	to	0.95%	24.58%		to	24.33%
2009	1,315	$0.57 to $0.56	$743	—	0.75%	to	0.95%	43.36%		to	43.08%

Janus Aspen Flex Bond, Serv
2013	183	$0.99 to $0.98	$181	3.27%	0.55%	to	1.85%	(1.97	%)(12)	to	(2.82	%)(12)

Janus Aspen Gbl Alloc Mod, Serv
2013	15	$1.19 to $1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29	%(12)
2012	—	$1.04 to $1.03	$1	2.56%	0.55%	to	1.80%	3.40	%(10)	to	2.54	%(10)

Janus Aspen Global Tech, Serv
2013	1,018	$0.82 to $2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61 to $2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
2011	1,628	$0.52 to $1.79	$874	—	0.75%	to	1.20%	(9.34%)		to	(9.75%)
2010	2,130	$0.57 to $1.98	$1,267	—	0.75%	to	1.20%	23.47%		to	22.91%
2009	2,342	$0.46 to $1.61	$1,119	—	0.75%	to	1.20%	55.72%		to	55.03%

Janus Aspen Janus, Serv
2013	3,836	$1.39 to $1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75	%(12)
2012	4,885	$1.08 to $1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04	%(10)
2011	6,490	$0.92 to $1.08	$5,853	0.44%	0.55%	to	1.70%	(6.06%)		to	(7.13%)
2010	7,508	$0.98 to $1.17	$7,233	0.06%	0.55%	to	1.70%	13.63%		to	16.35	%(6)
2009	114,211	$0.86 to $0.84	$97,037	0.38%	0.55%	to	1.45%	35.27%		to	34.06%

Janus Aspen Overseas, Serv
2013	1,827	$1.66 to $3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46 to $2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
2011	3,493	$1.30 to $2.51	$4,637	0.38%	0.75%	to	1.20%	(32.84%)		to	(33.14%)
2010	4,984	$1.94 to $3.76	$9,841	0.53%	0.75%	to	1.20%	24.08%		to	23.53%
2009	6,188	$1.56 to $3.04	$9,832	0.40%	0.75%	to	1.20%	77.73%		to	76.94%

 348  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Lazard Ret Global Dyn MA, Serv
2013	33	$1.13 to $1.12	$39	1.15%	0.55%	to	1.85%	10.55	%(12)	to	9.60	%(12)

MFS Inv Gro Stock, Serv Cl
2013	3,922	$1.83 to $1.69	$4,765	0.42%	0.55%	to	1.45%	29.33%		to	28.18%
2012	4,327	$1.42 to $1.32	$3,981	0.22%	0.55%	to	1.45%	16.03%		to	15.00%
2011	5,149	$1.22 to $1.15	$4,047	0.26%	0.55%	to	1.45%	(0.17%)		to	(1.07%)
2010	6,341	$1.22 to $1.16	$4,968	0.30%	0.55%	to	1.45%	11.53%		to	10.54%
2009	7,699	$1.10 to $1.05	$5,293	0.44%	0.55%	to	1.45%	38.33%		to	37.09%

MFS New Dis, Serv Cl
2013	1,672	$2.46 to $2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75 to $2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	2,719	$1.46 to $1.76	$3,023	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
2010	3,550	$1.64 to $1.99	$4,473	—	0.55%	to	1.20%	35.19%		to	34.32%
2009	4,192	$1.21 to $1.48	$3,911	—	0.55%	to	1.20%	62.03%		to	60.98%

MFS Utilities, Serv Cl
2013	3,640	$2.67 to $1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94	%(12)
2012	4,250	$2.24 to $1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85	%(10)
2011	5,023	$1.99 to $1.22	$9,711	2.96%	0.55%	to	1.70%	5.92%		to	4.71%
2010	5,997	$1.87 to $1.17	$11,066	3.10%	0.55%	to	1.70%	12.89%		to	15.75	%(6)
2009	6,819	$1.66 to $1.22	$11,375	4.69%	0.55%	to	1.45%	32.14%		to	30.96%

MS UIF Global Real Est, Cl II
2013	2,353	$1.25 to $1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22 to $1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%
2011	2,818	$0.94 to $0.92	$2,636	3.25%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
2010	2,823	$1.06 to $1.04	$2,964	8.41%	0.55%	to	1.45%	21.65%		to	20.56%
2009	17,952	$0.87 to $0.86	$15,599	0.02%	0.55%	to	1.45%	40.64%		to	39.38%

MS UIF Mid Cap Gro, Cl II
2013	1,246	$1.79 to $1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92	%(12)
2012	1,687	$1.31 to $0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93	%)(10)
2011	2,046	$1.21 to $1.15	$2,553	0.25%	0.55%	to	1.70%	(7.68%)		to	(8.74%)
2010	2,187	$1.31 to $1.26	$2,954	—	0.55%	to	1.70%	31.54%		to	25.32	%(6)
2009	2,591	$1.00 to $1.12	$2,654	—	0.55%	to	1.45%	56.51%		to	55.10%

NB AMT Intl Eq, Cl S
2013	1,279	$1.12 to $1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95 to $1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
2011	1,772	$0.81 to $0.88	$1,479	6.11%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
2010	1,936	$0.93 to $1.01	$1,861	2.19%	0.55%	to	1.45%	21.34%		to	20.26%
2009	24,662	$0.76 to $0.84	$20,307	3.72%	0.55%	to	1.45%	33.77%		to	32.57%

NB AMT Soc Responsive, Cl S
2013	500	$1.70 to $1.18	$845	0.61%	0.85%	to	1.85%	36.25%		to	18.65	%(12)
2012	397	$1.25 to $1.00	$494	0.11%	0.85%	to	1.80%	9.80%		to	0.87	%(10)
2011	369	$1.14 to $1.13	$419	0.27%	0.85%	to	1.70%	(3.97%)		to	(4.78%)
2010	336	$1.19 to $1.18	$397	0.02%	0.85%	to	1.70%	21.72%		to	17.47	%(6)
2009	291	$0.97 to $0.95	$283	2.11%	0.85%	to	1.45%	30.20%		to	29.42%

Oppen Eq Inc VA, Serv
2013	926	$1.32 to $1.26	$1,212	1.15%	0.85%	to	1.45%	27.61%		to	26.85%
2012	975	$1.03 to $0.99	$1,000	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	1,025	$0.92 to $0.89	$938	0.89%	0.85%	to	1.45%	(5.29%)		to	(5.86%)
2010	1,066	$0.97 to $0.95	$1,032	0.88%	0.85%	to	1.45%	13.84%		to	13.15%
2009	1,286	$0.85 to $0.84	$1,094	0.16%	0.85%	to	1.45%	31.45%		to	30.66%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  349

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Global VA, Serv
2013	3,914	$1.96 to $1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22	%(12)
2012	4,464	$1.55 to $1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96	%(10)
2011	5,107	$1.29 to $1.06	$6,020	1.08%	0.55%	to	1.70%	(9.03%)		to	(10.07%)
2010	5,813	$1.42 to $1.18	$7,620	1.25%	0.55%	to	1.70%	15.07%		to	17.83	%(6)
2009	6,462	$1.23 to $1.00	$7,419	1.96%	0.55%	to	1.45%	38.59%		to	37.35%

Oppen Global Strategic Inc VA, Srv
2013	23,226	$1.54 to $0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%)		to	(4.41	%)(12)
2012	25,951	$1.56 to $1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
2011	29,871	$1.39 to $1.26	$39,888	3.00%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	37,820	$1.38 to $1.27	$50,700	14.31%	0.55%	to	1.45%	14.14%		to	13.12%
2009	137,869	$1.21 to $1.12	$160,430	0.23%	0.55%	to	1.45%	17.76%		to	16.70%

Oppen Main St Sm Cap VA, Serv
2013	1,363	$2.08 to $1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80	%(12)
2012	1,483	$1.49 to $1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33	%(10)
2011	1,635	$1.27 to $1.17	$1,949	0.42%	0.55%	to	1.70%	(2.92%)		to	(4.03%)
2010	2,095	$1.31 to $1.22	$2,591	0.44%	0.55%	to	1.70%	22.38%		to	21.44	%(6)
2009	2,613	$1.07 to $0.92	$2,653	0.66%	0.55%	to	1.45%	36.13%		to	34.91%

PIMCO VIT All Asset, Advisor Cl
2013	11,696	$1.47 to $0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%)		to	(3.73	%)(12)
2012	15,560	$1.48 to $1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19	%(10)
2011	15,081	$1.29 to $1.06	$19,103	7.65%	0.55%	to	1.70%	1.37%		to	0.22%
2010	13,680	$1.27 to $1.06	$17,166	4.97%	0.55%	to	1.70%	12.39%		to	6.10	%(6)
2009	70,295	$1.13 to $1.10	$78,840	6.92%	0.55%	to	1.45%	20.76%		to	19.68%

PIMCO VIT Glb MA Man Alloc, Adv Cl
2013	112	$0.95 to $0.90	$106	2.94%	0.55%	to	1.85%	(8.41%)		to	(11.19	%)(12)
2012	105	$1.03 to $1.03	$110	3.55%	0.55%	to	1.80%	2.91	%(10)	to	2.06	%(10)

PIMCO VIT Tot Return, Advisor Cl
2013	262	$0.96 to $0.95	$290	2.22%	0.55%	to	1.85%	(3.98	%)(12)	to	(4.83	%)(12)

Put VT Global Hlth Care, Cl IB
2013	817	$2.09 to $2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
2012	823	$1.49 to $1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
2011	978	$1.22 to $1.32	$1,124	3.62%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
2010	1,162	$1.24 to $1.36	$1,368	1.98%	0.55%	to	1.20%	1.90%		to	1.24%
2009	1,463	$1.22 to $1.34	$1,695	11.57%	0.55%	to	1.20%	25.31%		to	24.50%

Put VT Intl Eq, Cl IB
2013	676	$1.56 to $2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
2012	886	$1.22 to $1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
2011	1,233	$1.01 to $1.32	$1,369	3.42%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
2010	1,517	$1.22 to $1.61	$2,040	3.70%	0.55%	to	1.20%	9.41%		to	8.71%
2009	2,180	$1.11 to $1.48	$2,676	—	0.55%	to	1.20%	23.95%		to	23.15%

Put VT Multi-Cap Gro, Cl IA
2013	3,119	$1.96 to $1.96	$6,130	0.73%	1.25%	to	1.25%	35.05%		to	35.05%
2012	3,409	$1.45 to $1.45	$4,961	0.50%	1.25%	to	1.25%	15.63%		to	15.63%
2011	3,746	$1.26 to $1.26	$4,715	0.40%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
2010	4,233	$1.34 to $1.34	$5,671	0.59%	1.25%	to	1.25%	18.38%		to	18.38%
2009	5,013	$1.13 to $1.13	$5,674	0.70%	1.25%	to	1.25%	30.84%		to	30.84%

 350  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Multi-Cap Gro, Cl IB
2013	481	$1.68 to $1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24 to $1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
2011	804	$1.07 to $1.06	$856	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.22%)
2010	1,074	$1.13 to $1.13	$1,215	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)

Royce Micro-Cap, Invest Cl
2013	258	$3.22 to $3.14	$816	0.53%	0.75%	to	0.95%	20.08%		to	19.84%
2012	325	$2.68 to $2.62	$860	—	0.75%	to	0.95%	6.80%		to	6.58%
2011	369	$2.51 to $2.46	$915	2.15%	0.75%	to	0.95%	(12.76%)		to	(12.93%)
2010	481	$2.88 to $2.82	$1,371	1.83%	0.75%	to	0.95%	28.99%		to	28.73%
2009	582	$2.23 to $2.19	$1,286	—	0.75%	to	0.95%	56.86%		to	56.55%

Third Ave Val
2013	549	$2.45 to $2.39	$1,322	3.31%	0.75%	to	0.95%	18.08%		to	17.84%
2012	619	$2.08 to $2.03	$1,265	0.87%	0.75%	to	0.95%	26.38%		to	26.13%
2011	712	$1.64 to $1.61	$1,154	1.75%	0.75%	to	0.95%	(21.89%)		to	(22.05%)
2010	896	$2.10 to $2.06	$1,861	3.83%	0.75%	to	0.95%	13.21%		to	12.99%
2009	1,107	$1.86 to $1.82	$2,034	—	0.75%	to	0.95%	44.26%		to	43.98%

VanEck VIP Global Gold, Cl S
2013	87	$0.77 to $0.76	$68	—	0.55%	to	1.85%	(23.15	%)(12)	to	(23.82	%)(12)

VP Aggr, Cl 2
2013	37,291	$1.47 to $1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45	%(12)
2012	31,562	$1.23 to $1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00	%(10)
2011	29,999	$1.08 to $1.11	$32,283	—	0.55%	to	1.70%	(3.63%)		to	(4.73%)
2010	9,828	$1.12 to $1.16	$11,021	—	0.55%	to	1.70%	13.63	%(5)	to	16.22	%(6)

VP Aggr, Cl 4
2013	61,785	$1.47 to $1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23 to $1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	83,698	$1.09 to $1.07	$90,296	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	89,107	$1.12 to $1.12	$99,952	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)

VP AC Div Bond, Cl 2
2013	215	$1.07 to $0.96	$229	1.61%	0.85%	to	1.85%	(3.53%)		to	(4.68	%)(12)
2012	247	$1.11 to $1.02	$273	2.13%	0.85%	to	1.80%	3.96%		to	1.58	%(10)
2011	166	$1.07 to $1.05	$177	1.00%	0.85%	to	1.70%	6.20%		to	5.30%
2010	59	$1.00 to $1.00	$60	—	0.85%	to	1.70%	0.29	%(6)	to	(0.10	%)(6)

VP Loomis Sayles Gro, Cl 2
2013	57	$1.72 to $1.17	$98	—	0.85%	to	1.85%	28.30%		to	17.05	%(12)
2012	45	$1.34 to $0.97	$60	—	0.85%	to	1.80%	12.86%		to	(2.65	%)(10)
2011	41	$1.19 to $1.17	$49	—	0.85%	to	1.70%	(1.72%)		to	(2.56%)
2010	8	$1.21 to $1.21	$10	—	0.85%	to	1.70%	21.02	%(6)	to	20.55	%(6)

VP AQR Man Fut Strategy, Cl 2
2013	167	$1.03 to $1.02	$173	1.86%	0.55%	to	1.85%	1.48	%(12)	to	0.59	%(12)

VP BR Gl Infl Prot Sec, Cl 2
2013	371	$1.09 to $0.91	$402	—	0.85%	to	1.85%	(6.40%)		to	(9.08	%)(12)
2012	372	$1.16 to $1.04	$431	4.65%	0.85%	to	1.80%	4.72%		to	3.27	%(10)
2011	225	$1.11 to $1.10	$250	8.12%	0.85%	to	1.70%	8.99%		to	8.05%
2010	29	$1.02 to $1.01	$30	—	0.85%	to	1.70%	1.76	%(6)	to	1.36	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  351

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP BR Gl Infl Prot Sec, Cl 3
2013	8,945	$1.33 to $1.21	$11,437	—	0.55%	to	1.45%	(5.99%)		to	(6.85%)
2012	13,378	$1.41 to $1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
2011	14,976	$1.35 to $1.24	$19,525	7.48%	0.55%	to	1.45%	9.43%		to	8.45%
2010	16,771	$1.23 to $1.15	$20,060	0.80%	0.55%	to	1.45%	3.56%		to	2.63%
2009	104,440	$1.19 to $1.12	$119,829	8.57%	0.55%	to	1.45%	6.25%		to	5.30%

VP Col Wanger Intl Eq, Cl 2
2013	504	$1.51 to $1.12	$753	2.56%	0.85%	to	1.85%	20.99%		to	10.16	%(12)
2012	344	$1.25 to $1.06	$427	1.31%	0.85%	to	1.80%	20.45%		to	4.31	%(10)
2011	150	$1.03 to $1.02	$156	2.02%	0.85%	to	1.70%	(14.49%)		to	(15.21%)
2010	67	$1.21 to $1.20	$81	0.49%	0.85%	to	1.70%	20.97	%(6)	to	20.50	%(6)

VP Col Wanger US Eq, Cl 2
2013	133	$1.93 to $1.20	$256	—	0.85%	to	1.85%	33.59%		to	20.67	%(12)
2012	127	$1.44 to $1.02	$183	—	0.85%	to	1.80%	18.55%		to	3.18	%(10)
2011	109	$1.22 to $1.20	$133	—	0.85%	to	1.70%	(5.86%)		to	(6.66%)
2010	65	$1.29 to $1.29	$84	—	0.85%	to	1.70%	29.16	%(6)	to	28.66	%(6)

VP Conserv, Cl 2
2013	41,212	$1.18 to $0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75	%)(12)
2012	56,493	$1.15 to $1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86	%(10)
2011	46,252	$1.08 to $1.06	$49,350	—	0.55%	to	1.70%	2.67%		to	1.49%
2010	19,021	$1.05 to $1.05	$19,853	—	0.55%	to	1.70%	5.56	%(5)	to	4.60	%(6)

VP Conserv, Cl 4
2013	69,977	$1.18 to $1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	111,431	$1.15 to $1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	121,004	$1.08 to $1.06	$129,269	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	101,591	$1.05 to $1.04	$106,130	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)

VP DFA Intl Val, Cl 2
2013	204	$1.29 to $1.15	$263	1.99%	0.85%	to	1.85%	18.79%		to	13.28	%(12)
2012	139	$1.09 to $1.06	$152	2.07%	0.85%	to	1.80%	15.64%		to	6.88	%(10)
2011	119	$0.94 to $0.93	$113	2.17%	0.85%	to	1.70%	(20.23%)		to	(20.92%)
2010	63	$1.18 to $1.18	$75	1.94%	0.85%	to	1.70%	18.02	%(6)	to	17.56	%(6)

VP EV Floating Rate Inc, Cl 2
2013	762	$1.16 to $1.01	$882	3.81%	0.85%	to	1.85%	3.05%		to	0.40	%(12)
2012	551	$1.12 to $1.03	$625	4.68%	0.85%	to	1.80%	6.33%		to	2.21	%(10)
2011	368	$1.06 to $1.04	$399	2.38%	0.85%	to	1.70%	1.07%		to	0.19%
2010	65	$1.05 to $1.04	$84	—	0.85%	to	1.70%	4.62	%(6)	to	4.21	%(6)

VP GS Commodity Strategy, Cl 2
2013	34	$0.92 to $0.91	$33	—	0.55%	to	1.85%	(7.00	%)(12)	to	(7.81	%)(12)

VP Holl Lg Cap Gro, Cl 2
2013	113	$1.72 to $1.17	$194	—	0.85%	to	1.85%	29.84%		to	18.98	%(12)
2012	118	$1.33 to $0.95	$156	—	0.85%	to	1.80%	10.81%		to	(4.89	%)(10)
2011	112	$1.20 to $1.18	$134	—	0.85%	to	1.70%	(3.31%)		to	(4.14%)
2010	48	$1.24 to $1.23	$60	—	0.85%	to	1.70%	23.91	%(6)	to	23.43	%(6)

VP Invesco Intl Gro, Cl 2
2013	204	$1.44 to $1.13	$294	1.33%	0.85%	to	1.85%	17.89%		to	12.26	%(12)
2012	170	$1.22 to $1.05	$208	1.14%	0.85%	to	1.80%	14.38%		to	3.85	%(10)
2011	170	$1.07 to $1.06	$182	1.44%	0.85%	to	1.70%	(7.90%)		to	(8.69%)
2010	37	$1.16 to $1.16	$44	0.53%	0.85%	to	1.70%	16.28	%(6)	to	15.83	%(6)

 352  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP JPM Core Bond, Cl 2
2013	138	$1.07 to $0.96	$147	2.32%	0.85%	to	1.85%	(3.31%)		to	(4.47	%)(12)
2012	246	$1.10 to $1.02	$270	2.38%	0.85%	to	1.80%	3.59%		to	1.45	%(10)
2011	94	$1.06 to $1.05	$100	1.19%	0.85%	to	1.70%	5.87%		to	4.95%
2010	29	$1.01 to $1.00	$30	—	0.85%	to	1.70%	0.59	%(6)	to	0.20	%(6)

VP Jennison Mid Cap Gro, Cl 2
2013	168	$1.75 to $1.16	$290	—	0.85%	to	1.85%	26.61%		to	15.74	%(12)
2012	135	$1.38 to $1.01	$184	—	0.85%	to	1.80%	15.14%		to	(0.23	%)(10)
2011	52	$1.20 to $1.19	$62	—	0.85%	to	1.70%	1.00%		to	0.14%
2010	17	$1.19 to $1.19	$20	—	0.85%	to	1.70%	19.06	%(6)	to	18.60	%(6)

VP MFS Val, Cl 2
2013	191	$1.77 to $1.17	$331	—	0.85%	to	1.85%	34.34%		to	16.63	%(12)
2012	117	$1.31 to $1.03	$153	—	0.85%	to	1.80%	14.97%		to	2.35	%(10)
2011	118	$1.14 to $1.13	$134	—	0.85%	to	1.70%	(1.12%)		to	(1.96%)
2010	57	$1.16 to $1.15	$66	—	0.85%	to	1.70%	15.65	%(6)	to	15.20	%(6)

VP Mod, Cl 2
2013	317,346	$1.34 to $1.05	$416,742	—	0.55%	to	1.85%	10.75%		to	4.35	%(12)
2012	306,959	$1.21 to $1.03	$365,766	—	0.55%	to	1.80%	10.26%		to	2.31	%(10)
2011	242,627	$1.09 to $1.09	$263,319	—	0.55%	to	1.70%	(0.28%)		to	(1.42%)
2010	92,743	$1.10 to $1.10	$101,395	—	0.55%	to	1.70%	9.82	%(5)	to	10.47	%(6)

VP Mod, Cl 4
2013	612,890	$1.34 to $1.29	$807,838	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	652,210	$1.21 to $1.18	$778,788	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	675,653	$1.09 to $1.08	$734,628	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	755,824	$1.10 to $1.09	$826,603	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	%(5)

VP Mod Aggr, Cl 2
2013	155,923	$1.41 to $1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43	%(12)
2012	145,875	$1.22 to $1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02	%(10)
2011	131,371	$1.09 to $1.10	$142,553	—	0.55%	to	1.70%	(1.97%)		to	(3.09%)
2010	46,591	$1.11 to $1.13	$51,792	—	0.55%	to	1.70%	11.61	%(5)	to	13.31	%(6)

VP Mod Aggr, Cl 4
2013	277,715	$1.41 to $1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	310,574	$1.22 to $1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	354,776	$1.09 to $1.08	$385,889	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	389,556	$1.12 to $1.11	$433,471	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)

VP Mod Conserv, Cl 2
2013	93,174	$1.25 to $1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70	%(12)
2012	100,587	$1.18 to $1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88	%(10)
2011	76,602	$1.09 to $1.08	$82,606	—	0.55%	to	1.70%	1.30%		to	0.14%
2010	31,516	$1.07 to $1.07	$33,706	—	0.55%	to	1.70%	7.42	%(5)	to	7.41	%(6)

VP Mod Conserv, Cl 4
2013	156,063	$1.26 to $1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	196,022	$1.18 to $1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	201,183	$1.09 to $1.07	$217,531	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	216,688	$1.07 to $1.07	$232,021	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)

VP MS Global Real Est, Cl 2
2013	259	$1.41 to $0.92	$363	6.60%	0.85%	to	1.85%	2.17%		to	(8.31	%)(12)
2012	170	$1.38 to $1.14	$235	0.12%	0.85%	to	1.80%	29.11%		to	10.70	%(10)
2011	112	$1.07 to $1.06	$121	4.30%	0.85%	to	1.70%	(10.38%)		to	(11.15%)
2010	28	$1.20 to $1.19	$34	—	0.85%	to	1.70%	19.64	%(6)	to	19.18	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  353

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP NFJ Divd Val, Cl 2
2013	220	$1.72 to $1.14	$376	—	0.85%	to	1.85%	26.63%		to	13.19	%(12)
2012	183	$1.36 to $1.04	$248	—	0.85%	to	1.80%	12.82%		to	4.50	%(10)
2011	121	$1.20 to $1.19	$146	—	0.85%	to	1.70%	2.42%		to	1.55%
2010	8	$1.17 to $1.17	$10	—	0.85%	to	1.70%	17.49	%(6)	to	17.04	%(6)

VP Nuveen Winslow Lg Cap Gro, Cl 2
2013	47	$1.85 to $1.22	$85	—	0.85%	to	1.85%	35.06%		to	22.61	%(12)
2012	39	$1.37 to $0.95	$51	—	0.85%	to	1.80%	12.33%		to	(3.59	%)(10)
2011	36	$1.22 to $1.20	$44	—	0.85%	to	1.70%	(1.19%)		to	(2.03%)
2010	2	$1.23 to $1.23	$2	—	0.85%	to	1.70%	23.31	%(6)	to	22.83	%(6)

VP Ptnrs Sm Cap Gro, Cl 2
2013	92	$1.94 to $1.24	$175	—	0.85%	to	1.85%	38.71%		to	24.08	%(12)
2012	78	$1.40 to $0.97	$109	—	0.85%	to	1.80%	10.02%		to	(4.30	%)(10)
2011	26	$1.27 to $1.26	$33	—	0.85%	to	1.70%	(1.43%)		to	(2.27%)
2010	4	$1.29 to $1.29	$5	—	0.85%	to	1.70%	29.05	%(6)	to	28.56	%(6)

VP Ptnrs Sm Cap Val, Cl 2
2013	123	$1.75 to $1.19	$214	—	0.85%	to	1.85%	33.53%		to	19.59	%(12)
2012	137	$1.31 to $1.03	$179	—	0.85%	to	1.80%	12.37%		to	3.51	%(10)
2011	84	$1.17 to $1.15	$98	—	0.85%	to	1.70%	(5.33%)		to	(6.14%)
2010	21	$1.23 to $1.23	$26	—	0.85%	to	1.70%	23.21	%(6)	to	22.73	%(6)

VP Ptnrs Sm Cap Val, Cl 3
2013	3,557	$2.06 to $1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54 to $1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	5,764	$1.36 to $1.14	$9,817	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	7,108	$1.43 to $1.21	$12,899	—	0.55%	to	1.45%	23.75%		to	22.63%
2009	61,313	$1.16 to $0.98	$71,928	—	0.55%	to	1.45%	35.80%		to	34.59%

VP TCW Core Plus Bond, Cl 2
2013	122	$1.02 to $0.96	$125	0.52%	0.85%	to	1.85%	(3.17%)		to	(3.74	%)(12)
2012	95	$1.06 to $1.00	$101	1.65%	0.85%	to	1.80%	1.19%		to	(0.39	%)(10)
2011	64	$1.05 to $1.03	$68	0.77%	0.85%	to	1.70%	4.32%		to	3.43%
2010	25	$1.00 to $1.00	$26	—	0.85%	to	1.70%	0.20	%(6)	to	(0.19	%)(6)

VP Pyramis Intl Eq, Cl 2
2013	66	$1.45 to $1.13	$97	1.77%	0.85%	to	1.85%	20.24%		to	10.56	%(12)
2012	34	$1.21 to $1.09	$42	2.08%	0.85%	to	1.80%	19.58%		to	7.83	%(10)
2011	21	$1.01 to $1.00	$22	2.41%	0.85%	to	1.70%	(13.60%)		to	(14.33%)
2010	2	$1.17 to $1.17	$3	1.12%	0.85%	to	1.70%	17.10	%(6)	to	16.65	%(6)

VP Pyrford Intl Eq, Cl 2
2013	32	$1.05 to $1.04	$35	0.84%	0.55%	to	1.85%	5.50	%(13)	to	4.57	%(13)

VP Sit Divd Gro, Cl 2
2013	127	$1.55 to $1.12	$194	—	0.85%	to	1.85%	27.18%		to	11.86	%(12)
2012	122	$1.22 to $0.99	$149	—	0.85%	to	1.80%	9.66%		to	(0.92	%)(10)
2011	77	$1.11 to $1.10	$85	—	0.85%	to	1.70%	(4.42%)		to	(5.23%)
2010	13	$1.16 to $1.16	$15	—	0.85%	to	1.70%	16.40	%(6)	to	15.94	%(6)

VP Sit Divd Gro, Cl 3
2013	2,773	$1.34 to $1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05 to $1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	4,606	$0.95 to $0.93	$4,367	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	5,405	$0.99 to $0.98	$5,357	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	111,725	$0.90 to $0.89	$100,695	—	0.55%	to	1.45%	30.61%		to	29.44%

 354  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Vty Estb Val, Cl 2
2013	209	$1.78 to $1.18	$366	—	0.85%	to	1.85%	34.51%		to	18.96	%(12)
2012	195	$1.32 to $1.04	$255	—	0.85%	to	1.80%	15.87%		to	3.29	%(10)
2011	121	$1.14 to $1.13	$138	—	0.85%	to	1.70%	(7.32%)		to	(8.11%)
2010	14	$1.23 to $1.23	$18	—	0.85%	to	1.70%	23.09	%(6)	to	22.61	%(6)

VP Vty Estb Val, Cl 3
2013	379	$1.92 to $1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42 to $1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	408	$1.22 to $1.09	$470	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	366	$1.31 to $1.18	$458	—	0.55%	to	1.45%	21.19%		to	20.11%
2009	361	$1.08 to $0.98	$378	—	0.55%	to	1.45%	35.88%		to	34.66%

VP WF Short Duration Govt, Cl 2
2013	255	$1.01 to $0.98	$256	0.73%	0.85%	to	1.85%	(1.33%)		to	(1.83	%)(12)
2012	227	$1.03 to $1.00	$232	0.96%	0.85%	to	1.80%	0.90%		to	(0.34	%)(10)
2011	179	$1.02 to $1.00	$182	0.81%	0.85%	to	1.70%	1.33%		to	0.46%
2010	61	$1.00 to $1.00	$62	—	0.85%	to	1.70%	0.41	%(6)	to	0.02	%(6)

Wanger Intl
2013	7,611	$2.59 to $1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13 to $1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
2011	10,953	$1.76 to $1.16	$17,152	4.77%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
2010	13,276	$2.07 to $1.37	$24,827	1.60%	0.55%	to	1.45%	24.23%		to	23.12%
2009	40,052	$1.67 to $1.12	$54,405	3.70%	0.55%	to	1.45%	48.96%		to	47.63%

Wanger USA
2013	9,199	$2.05 to $1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54 to $1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	13,163	$1.29 to $1.12	$22,222	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
2010	16,538	$1.35 to $1.18	$29,532	—	0.55%	to	1.45%	22.68%		to	21.58%
2009	37,983	$1.10 to $0.97	$49,377	—	0.55%	to	1.45%	41.45%		to	40.18%

WF Adv VT Index Asset Alloc, Cl 2
2013	1,347	$1.74 to $1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47 to $1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%
2011	1,940	$1.31 to $1.43	$2,550	2.98%	0.75%	to	1.20%	5.69%		to	5.22%
2010	2,409	$1.24 to $1.36	$2,996	1.73%	0.75%	to	1.20%	12.44%		to	11.94%
2009	3,209	$1.10 to $1.22	$3,549	2.03%	0.75%	to	1.20%	14.59%		to	14.08%

WF Adv VT Intl Eq, Cl 2
2013	2,150	$1.52 to $1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28 to $0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
2011	3,281	$1.13 to $0.85	$3,329	0.10%	0.55%	to	1.45%	(13.39%)		to	(14.16%)
2010	4,075	$1.31 to $0.99	$4,817	1.69%	0.55%	to	1.45%	15.86%		to	14.83%
2009	52,577	$1.13 to $0.86	$49,158	0.27%	0.55%	to	1.45%	14.84%		to	13.81%

WF Adv VT Opp, Cl 2
2013	2,087	$1.99 to $1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76	%(12)
2012	2,419	$1.53 to $1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%		to	1.27	%(10)
2011	3,066	$1.33 to $1.14	$4,345	0.11%	0.55%	to	1.70%	(6.04%)		to	(7.11%)
2010	1,695	$1.42 to $1.23	$2,583	0.77%	0.55%	to	1.70%	23.07%		to	22.11	%(6)
2009	2,007	$1.15 to $1.04	$2,492	—	0.55%	to	1.45%	46.93%		to	45.61%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  355

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

WF Adv VT Sm Cap Gro, Cl 2
2013	1,988	$2.46 to $1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94	%(12)
2012	2,493	$1.65 to $0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99	%)(10)
2011	3,049	$1.54 to $1.20	$4,431	—	0.55%	to	1.70%	(5.12%)		to	(6.20%)
2010	4,128	$1.62 to $1.27	$6,337	—	0.55%	to	1.70%	26.08%		to	26.80	%(6)
2009	4,677	$1.28 to $1.18	$5,713	—	0.55%	to	1.45%	51.81%		to	50.45%

WA Var Global Hi Yd Bond, Cl II
2013	51	$1.02 to $1.01	$53	15.79%	0.55%	to	1.85%	1.04	%(12)	to	0.16	%(12)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.

(10)	New subaccount operations commenced on April 30, 2012.
(11)	New subaccount operations commenced on April 26, 2013.
(12)	New subaccount operations commenced on April 29, 2013.
(13)	New subaccount operations commenced on April 30, 2013.
(14)	New subaccount operations commenced on Nov. 18, 2013.

 356  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2013 and 2012, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

April 17, 2014

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013 $1,653,778; 2012, $1,682,636)	$1,757,469	$1,885,210
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2013 and 2012, $2,038)	149,952	155,292
Policy loans	41,099	39,389
Other investments	366	244

Total investments	1,948,886	2,080,135
Cash and cash equivalents	52,155	30,022
Restricted cash	—	3,500
Reinsurance recoverables	110,425	99,385
Other receivables	7,933	6,721
Accrued investment income	19,752	20,730
Deferred acquisition costs	146,765	127,704
Other assets	106,708	93,625
Separate account assets	4,294,455	3,786,931

Total assets	$6,687,079	$6,248,753

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$1,904,150	$1,978,841
Other liabilities	107,665	86,296
Separate account liabilities	4,294,455	3,786,931

Total liabilities	6,306,270	5,852,068

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,851	106,751
Retained earnings	228,579	199,190
Accumulated other comprehensive income, net of tax	43,379	88,744
Total shareholder’s equity	380,809	396,685

Total liabilities and shareholder’s equity	$6,687,079	$6,248,753

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$24,284	$24,515	$23,703
Net investment income	90,983	97,467	103,556
Policy and contract charges	99,975	90,417	86,822
Other revenues	19,180	16,937	15,743
Net realized investment gains	1,135	463	643

Total revenues	235,557	229,799	230,467

Benefits and expenses

Benefits, claims, losses and settlement expenses	52,288	57,786	66,444
Interest credited to fixed accounts	54,502	55,234	54,676
Amortization of deferred acquisition costs	8,098	19,537	14,686
Other insurance and operating expenses	44,490	44,574	44,693

Total benefits and expenses	159,378	177,131	180,499

Pretax income	76,179	52,668	49,968
Income tax provision	21,790	14,850	11,172

Net income	$54,389	$37,818	$38,796

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(34)	$(457)	$(2,587)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	(83)	14	1,787

Net impairment losses recognized in net realized investment gains	$(117)	$(443)	$(800)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2013	2012	2011

Net income	$54,389	$37,818	$38,796
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	(63,536)	32,542	25,453
Reclassification of net securities gains included in net income	(738)	(301)	(441)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	18,909	(8,616)	(8,455)

Total other comprehensive income (loss), net of tax	(45,365)	23,625	16,557

Total comprehensive income	$9,024	$61,443	$55,353

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2011	$2,000	$106,632	$251,153	$48,562	$408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	$2,000	$106,851	$228,579	$43,379	$380,809

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$54,389	$37,818	$38,796
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,351	2,228	(573)
Deferred income tax expense (benefit)	1,140	1,077	(4,971)
Contractholder and policyholder charges, non-cash	(20,034)	(17,661)	(16,856)
Loss (gain) from equity method investments	(122)	(40)	29
Net realized investment gains	(1,252)	(906)	(1,143)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	117	443	500
Change in operating assets and liabilities:
Deferred acquisition costs	(11,097)	2,426	(3,380)
Policyholder account balances, future policy benefits and claims, net	(55,456)	(17,646)	73,471
Derivatives, net of collateral	43,395	17,722	(19,827)
Reinsurance recoverables	(10,163)	(8,063)	(9,378)
Other receivables	(1,228)	390	(789)
Accrued investment income	978	1,133	170
Other, net	6,962	(556)	8,199

Net cash provided by operating activities	10,980	18,365	64,248

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	20,988	26,975	31,571
Maturities, sinking fund payments and calls	238,974	233,481	199,365
Purchases	(233,274)	(280,861)	(216,391)
Proceeds from sales, maturities and repayments of commercial mortgage loans	28,238	20,771	15,299
Funding of mortgage loans	(22,898)	(22,769)	(2,127)
Proceeds from sales of other investment	—	—	1,350
Change in policy loans, net	(1,710)	(2,022)	(883)

Net cash provided by (used in) investing activities	30,318	(24,425)	28,184

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	160,592	147,486	139,568
Net transfers from (to) separate accounts	(21,615)	(4,851)	2,756
Surrenders and other benefits	(119,320)	(125,454)	(128,407)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,700	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(1,700)	—	—
Tax adjustment on share-based incentive compensation plan	100	92	27
Cash paid for purchased options with deferred premiums	(13,922)	(13,371)	(11,818)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(50,000)	(78,577)

Net cash used in financing activities	(19,165)	(46,098)	(76,451)

Net increase (decrease) in cash and cash equivalents	22,133	(52,158)	15,981
Cash and cash equivalents at beginning of period	30,022	82,180	66,199

Cash and cash equivalents at end of period	$52,155	$30,022	$82,180

Supplemental Disclosures:
Income taxes paid, net	$35,436	$17,518	$12,023

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

In the Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $1.8 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 17, 2014, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc., a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging

RiverSource Life Insurance Co. of New York

activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

RiverSource Life Insurance Co. of New York

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide

RiverSource Life Insurance Co. of New York

with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $3.5 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

RiverSource Life Insurance Co. of New York

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

RiverSource Life Insurance Co. of New York

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and the amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Co. of New York

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an

RiverSource Life Insurance Co. of New York

adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, administrative charges and surrender charges. Cost of insurance charges are net of reinsurance premiums and cost of reinsurance for universal life insurance products. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2013 and 2012.

RiverSource Life Insurance Co. of New York

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 16 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in 2013. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	—
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	(448)
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—

Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

RiverSource Life Insurance Co. of New York

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $68 million and $13 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 90% and 91%, respectively of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012 approximately $103.1 million and $121.8 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$348,703	$356,761	20%	$365,730	$395,742	21%
AA	81,393	93,163	5	84,505	101,192	5
A	339,433	363,207	21	329,686	366,516	20
BBB	775,835	834,404	48	796,182	912,696	48
Below investment grade	108,414	109,934	6	106,533	109,064	6

Total fixed maturities	$1,653,778	$1,757,469	100%	$1,682,636	$1,885,210	100%

At December 31, 2013 and 2012, approximately 44% and 36%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)

Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

RiverSource Life Insurance Co. of New York

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities are attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Beginning balance	$1,299	$2,727	$1,927
Credit losses for which an other-than-temporary impairment was not previously recognized	—	36	646
Credit losses for which an other-than-temporary impairment was previously recognized	117	407	154
Reductions for securities sold during the period (realized)	—	(1,871)	—

Ending balance	$1,416	$1,299	$2,727

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains (Loss)	Income Tax	Gains (Loss)

Balances at January 1, 2011	$74,711	$(26,149)	$48,562
Net unrealized securities gains arising during the period(1)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balances at December 31, 2011	100,184	(35,065)	65,119 (2)
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	29,090	(10,181)	18,909

Balances at December 31, 2013	$66,737	$(23,358)	$43,379 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)	Includes $157 thousand, $544 thousand and $1.1 million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Gross realized investment gains	$1,263	$1,086	$2,036
Gross realized investment losses	(11)	(180)	(558)
Other-than-temporary impairments	(117)	(443)	(800)

Total	$1,135	$463	$678

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in thousands)	Cost	Fair Value

Due within one year	$76,502	$78,156
Due after one year through five years	438,264	467,046
Due after five years through 10 years	480,500	501,899
Due after 10 years	242,457	286,996

	1,237,723	1,334,097
Residential mortgage backed securities	195,756	197,020
Commercial mortgage backed securities	154,518	157,848
Asset backed securities	65,781	68,504

Total	$1,653,778	$1,757,469

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Income on fixed maturities	$82,640	$88,409	$95,378
Income on commercial mortgage loans	8,578	8,972	9,496
Income on policy loans and other investments	1,959	2,120	2,042

	93,177	99,501	106,916
Less: investment expenses	2,194	2,034	3,360

Total	$90,983	$97,467	$103,556

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Fixed maturities	$1,135	$463	$678
Commercial mortgage loans	—	—	(36)
Cash equivalents	—	—	1

Total	$1,135	$463	$643

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2013	2012	2011

Beginning balance	$2,038	$2,038	$2,538
Charge-offs	—	—	(500)
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2013	2012

Individually evaluated for impairment	$1,523	$1,671
Collectively evaluated for impairment	150,467	155,659

Total	$151,990	$157,330

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.5 million and $1.7 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2013 and 2012. All loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in thousands)

South Atlantic	$42,985	$43,744	28%	28%
Pacific	21,385	20,484	14	13
Mountain	18,874	22,905	13	14
Middle Atlantic	18,578	16,999	12	11
East North Central	15,614	20,276	10	13
New England	11,927	13,717	8	9
East South Central	10,519	11,204	7	7
West North Central	10,111	5,918	7	4
West South Central	1,997	2,083	1	1

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in thousands)

Retail	$40,992	$38,101	27%	24%
Industrial	34,344	44,383	22	28
Office	33,029	35,384	22	22
Apartments	28,770	28,675	19	18
Mixed use	4,217	2,841	3	2
Hotel	1,523	3,752	1	3
Other	9,115	4,194	6	3

	151,990	157,330	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,952	$155,292

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$127,704	$133,032	$132,603
Capitalization of acquisition costs	19,195	17,111	18,066
Amortization, excluding the impact of valuation assumptions review	(13,498)	(18,337)	(12,486)
Amortization, impact of valuation assumptions review	5,400	(1,200)	(2,200)
Impact of change in net unrealized securities losses (gains)	7,964	(2,902)	(2,951)

Balance at December 31	$146,765	$127,704	$133,032

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$18,242	$21,222	$23,947
Capitalization of sales inducement costs	285	523	588
Amortization, excluding the impact of valuation assumptions review	(1,964)	(2,262)	(2,408)
Amortization, impact of valuation assumptions review	1,000	(800)	(400)
Impact of change in net unrealized securities losses (gains)	1,391	(441)	(505)

Balance at December 31	$18,954	$18,242	$21,222

7.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company, for 1996 and later issues, cedes 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company

RiverSource Life Insurance Co. of New York

retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $11.1 billion and $10.9 billion, respectively, of which $7.6 billion and $7.3 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Direct premiums	$35,607	$35,602	$34,635
Reinsurance ceded	(11,323)	(11,087)	(10,932)

Net premiums	$24,284	$24,515	$23,703

Policy and contract charges are presented on the Statements of Income net of $4.3 million, $4.5 million and $3.6 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $8.5 million, $7.5 million and $5.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $78.9 million and $72.9 million related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Policyholder account balances, future policy benefits and claims include $3.0 million and $3.3 million related to a previously assumed reinsurance arrangement as of December 31, 2013 and 2012, respectively.

8.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2013		2012

Policyholder account balances
Fixed annuities	$1,033,712		$1,062,602
Variable annuity fixed sub-accounts	250,599		235,625
VUL/UL insurance	179,924		172,553
IUL insurance	10,650		3,912
Other life insurance	39,598		39,739

Total policyholder account balances	1,514,483		1,514,431

Future policy benefits
Variable annuity GMWB	(29,203	)(1)	36,060
Variable annuity GMAB	(6,133	)(1)	5,912
Other annuity liabilities	5,590		9,164
Fixed annuities life contingent liabilities	91,092		91,380
Life, DI and LTC insurance	298,398		294,212
VUL/UL and other life insurance additional liabilities	20,735		20,421

Total future policy benefits	380,479		457,149
Policy claims and other policyholder’ funds	9,188		7,261

Total policyholder account balances, future policy benefits and claims	$1,904,150		$1,978,841

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2013	2012

Variable annuity	$3,897,764	$3,442,505
VUL insurance	395,588	343,453
Other insurance	1,103	973

Total	$4,294,455	$3,786,931

RiverSource Life Insurance Co. of New York

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

RiverSource Life Insurance Co. of New York

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator asset allocation program is a separate account investment option available under the Company’s variable universal life insurance products and new sales under its variable annuities, but as of April 2012, is no longer available for sale with a living benefit rider. The Portfolio Navigator program allows clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds, and is designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in thousands, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$2,707,746	$2,623,523	$1,251	63	$2,328,861	$2,253,448	$2,333	63
Five/six-year reset	610,893	465,907	2,829	64	600,825	459,887	6,551	63
One-year ratchet	552,355	535,168	1,151	65	493,086	477,445	3,552	64
Five-year ratchet	220,521	215,495	263	62	199,317	194,264	586	62

Total — GMDB	$4,091,515	$3,840,093	$5,494	63	$3,622,089	$3,385,044	$13,022	63

GMIB	$19,568	$18,579	$61	64	$18,405	$17,395	$235	63
GMWB:
GMWB	$239,913	$238,959	$11	67	$234,505	$233,455	$87	66
GMWB for life	1,866,258	1,849,756	92	65	1,526,459	1,516,433	225	65

Total — GMWB	$2,106,171	$2,088,715	$103	65	$1,760,964	$1,749,888	$312	65

GMAB	$298,673	$297,293	$74	56	$259,478	$259,004	$249	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $2.5 million and $10.7 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

RiverSource Life Insurance Co. of New York

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in thousands, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$394	62	$350	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$217	$448	$17,818	$4,455	$6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)

Balance at December 31, 2013	$359	$360	$(29,203)	$(6,133)	$15,125

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2013	2012

Mutual funds:
Equity	$2,136,649	$1,781,855
Bond	1,482,603	1,473,320
Other	216,828	131,865

Total mutual funds	$3,836,080	$3,387,040

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level

RiverSource Life Insurance Co. of New York

input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914

Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469

Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026

Total other assets	—	54,736	—	54,736

Separate account assets	—	4,294,455	—	4,294,455

Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)

Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)

Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949

Total other liabilities	8,669	77,558	—	86,227

Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Co. of New York

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210

Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809

Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$998	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total policyholder account balances, future policy benefits and claims	—	—	40,932	40,932

Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$21,833	$40,932	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $20.1 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Commercial					GMWB and
	Corporate	Mortgage	Asset			IUL	GMAB
	Debt	Backed	Backed			Embedded	Embedded
(in thousands)	Securities	Securities	Securities	Total		Derivatives	Derivatives	Total

Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive loss	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Sales	—	—	—	—		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers into Level 3	—	—	—	—		—	—	—
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—

Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances,
		Residential	Commercial				Future Policy Benefits and Claims
	Corporate	Mortgage	Mortgage	Asset			IUL
	Debt	Backed	Backed	Backed			Embedded	GMWB and
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives	GMAB Embedded Derivatives	Total

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Sales	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.

(2)	Included in interest credited to fixed accounts in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $3.4 million gain included in net investment income and a $149 thousand gain included in net realized investment gains in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(9.2) million, $(3.7) million and $11.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other

RiverSource Life Insurance Co. of New York

securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 42.2%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 5.0%	2.2%
IUL embedded derivatives	$998	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market

RiverSource Life Insurance Co. of New York

transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied

RiverSource Life Insurance Co. of New York

volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

	December 31, 2012

	Carrying	Fair Value
(in thousands)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663
Policy loans	39,389	—	—	38,031	38,031
Restricted cash	3,500	3,500	—	—	3,500

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,065,611	$—	$—	$1,181,409	$1,181,409
Separate account liabilities	5,811	—	5,811	—	5,811

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $14.6 million, $13.0 million and $11.9 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $29.1 million, $27.6 million and $30.7 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2013, 2012 and 2011, the Company paid cash dividends of $25.0 million, $50.0 million and $78.6 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2013 and 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $12.1 million and $2.7 million, respectively. Amounts due to RiverSource Life for federal income taxes were nil and $6.7 million at December 31, 2013 and 2012, respectively.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $111.4 million, $93.2 million and $(3.8) million for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

At December 31, 2013 and 2012, bonds carried at $289 thousand and $307 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net income, per accompanying GAAP financial statements	$54,389	$37,818	$38,796
Capitalization/amortization of DAC, net (GAAP item)	(11,097)	2,426	(3,380)
Capitalization/amortization of DSIC, net (GAAP item)	679	2,539	2,220
Change in deferred income taxes(1)(2)	1,140	1,077	(4,970)
Change in future policy benefits(1)	(29,614)	(5,403)	(5,169)
Change in separate account liability adjustment (SAP item)	4,368	(617)	(2,605)
Derivatives(1)(2)	68,116	40,461	(31,473)
Other, net	2,460	4,115	360

Net income (loss), SAP basis(3)	$90,441	$82,416	$(6,221)

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2013	2012

Shareholder’s equity, per accompanying GAAP financial statements	$380,809	$396,685
DAC (GAAP item)	(146,765)	(127,704)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(103,691)	(202,574)
DSIC (GAAP item)	(18,954)	(18,242)
Future policy benefits(1)	(27,080)	20,471
Deferred income taxes, net(1)	50,269	62,419
Separate account liability adjustment (SAP item)	158,297	153,929
Non-admitted assets (SAP item)	(32,036)	(16,299)
Interest maintenance reserve	(6,917)	(8,298)
Other, net	(3,614)	(7,609)

Capital and surplus, SAP basis(2)	$250,318	$252,778

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $141.5 million and $144.0 million at December 31, 2013 and 2012, respectively.

14.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—

Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

RiverSource Life Insurance Co. of New York

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Assets	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$62,809	$—	$62,809	$(18,056)	$(19,030)	$(20,041)	$5,682

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42

Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

December 31, 2012
	Gross			Gross Amounts Not Offset
	Amounts of	Gross Amounts	Amounts of Liabilities	in the Balance Sheets
	Recognized	Offset in the	Presented in the	Financial	Cash	Securities	Net
(in thousands)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$21,833	$—	$21,833	$(18,056)	$(2,818)	$—	$959

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$21,710	$38,757	Other liabilities	$37,278		$3,023
Equity contracts	Other assets	32,407	23,939	Other liabilities	48,737		18,782
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(38,357	)(2)	39,934

Total GMWB and GMAB		54,117	62,696		47,658		61,739

Other derivatives:
Equity
IUL	Other assets	619	113	Other liabilities	212		28
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	3,293		998

Total other		619	113		3,505		1,026

Total derivatives		$54,736	$62,809		$51,163		$62,765

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(40,944)	$14,356	$28,823
Equity contracts	Benefits, claims, losses and settlement expenses	(49,169)	(62,257)	7,402
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,247	1,443	(188)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	78,292	39,517	(57,801)

Total GMWB and GMAB		(10,574)	(6,941)	(21,764)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	299	(8)	—
IUL embedded derivatives	Interest credited to fixed accounts	411	(52)	—

Total other		710	(60)	—

Total derivatives		$(9,864)	$(7,001)	$(21,764)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2013 and 2012, the gross notional

RiverSource Life Insurance Co. of New York

amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.4 billion and $2.0 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable

2014	$13,104
2015	12,566
2016	11,170
2017	8,397
2018	6,178
2019-2025	13,200

Total	$64,615

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $12.6 million and $4.3 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $50.2 million and $3.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $50.2 million and $2.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $1.0 million, respectively.

RiverSource Life Insurance Co. of New York

16.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

		Amount Reclassified
		from AOCI
AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in thousands)

Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(1,135)
Tax expense	Income tax provision	397

Net of tax		$(738)

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $18.9 million, net of tax, for the year ended December 31, 2013. See Note 4 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Current income tax:
Federal	$20,332	$13,781	$16,722
State	318	(8)	(579)

Total current income tax	20,650	13,773	16,143

Deferred federal income tax benefit	1,140	1,077	(4,971)

Income tax provision	$21,790	$14,850	$11,172

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.2)	(7.5)	(9.6)
Foreign tax credit, net of addback	(0.8)	(0.2)	(1.9)
State taxes, net of federal benefit	0.3	—	(0.8)
Taxes applicable to prior years	1.3	0.9	(0.2)
Other	—	—	(0.1)

Income tax provision	28.6%	28.2%	22.4%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 along with higher pretax income relative to tax preferred items compared to the prior year.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$49,050	$77,591
Investment related	20,295	—
Other	2,297	1,127

Gross deferred income tax assets	71,642	78,718

Deferred income tax liabilities
Deferred acquisition costs	35,468	28,761
Net unrealized gains on Available-for Sale securities	23,358	47,785
Investment related	—	13,890
DSIC	6,634	6,385
Other	996	—

Gross deferred income tax liabilities	66,456	96,821

Net deferred income tax assets (liabilities)	$5,186	$(18,103)

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2013	2012	2011

Balance at January 1	$4,210	$6,424	$2,330
Additions based on tax positions related to the current year	625	—	—
Additions for tax positions of prior years	2,727	904	6,000
Reductions for tax positions of prior years	—	(2,509)	(634)
Settlements	—	(609)	(1,272)

Balance at December 31	$7,562	$4,210	$6,424

If recognized, approximately $904 thousand, $110 thousand and $424 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.5 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $60 thousand, a net increase of $205 thousand and a net reduction of $3.9 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $2.3 million and $2.2 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for the years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2013	2012	2011

Net unrealized securities gains (losses)	$(24,428)	$12,721	$8,916

18.	COMMITMENTS, GUARANTEES AND CONTINGENCIES
Commitments
At December 31, 2013 and 2012, the Company’s funding commitments for commercial mortgage loan commitments was nil and $4.1 million, respectively.

RiverSource Life Insurance Co. of New York

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $1.7 million and $5.0 million, respectively, and the related premium tax asset was $1.4 million and $3.2 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6343 P (5/14)

PART C.
Item 24. Financial Statements and Exhibits
(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource of New York Variable Annuity Account

Report of Independent Registered Public Accounting Firm dated April 21, 2014
Statements of Assets and Liabilities for the year ended Dec. 31, 2013
Statements of Operations for the year ended Dec. 31, 2013
Statements of Changes in Net Assets for the years ended Dec. 31, 2013 and 2012
Notes to Financial Statements

The audited financial statements of RiverSource Life Insurance Co. of New York

Report of Independent Registered Public Accounting Firm dated April 17, 2014
Balance Sheets as of Dec. 31, 2013 and 2012
Statements of Income for the years ended Dec. 31, 2013, 2012 and 2011
Statements of Comprehensive Income for the years ended Dec. 31, 2013, 2012 and 2011
Statements of Cash Flows for the years ended Dec. 31, 2013, 2012 and 2011
Statements of Shareholder’s Equity for the three years ended Dec. 31, 2013, 2012 and 2011
Notes to Financial Statements.

1.1	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant’s Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3	Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4	Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6	Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7	Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8	Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.12	Resolution of the Board of Directors establishing 672 additional subaccounts within the separate account, dated April 6, 2011 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 is incorporated by reference.

1.14	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 12, 2013 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated by reference.

2	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.3	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.4	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.7	Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.19 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.8	Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.20 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.9	Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.21 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.10	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.11	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.12	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.13	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

4.14	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

5.	Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7	Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

8.8	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.10	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.12	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.13	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.14	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

8.15	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated by reference.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated by reference.

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 3, 2013 filed electronically as Exhibit 13 to Registrant’s Amendment No. 39 to Registration Statement No. 333-91691 on or about Oct. 11, 2013 is incorporated by reference herewith.

14.	Not applicable.
Item 25. Directors and Officers of the Depositor
Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor
Maureen A. Buckley	20 Madison Ave. Extension	Chairman of the Board, President and Chief
	Albany, NY 12203	Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center	Director and Executive Vice President –
	Minneapolis, MN 55474	Annuities

Jean Burhardt Keffler	1010 Swingley Rd.	Director
Livingston, MT 59047

Richard N. Bush		Senior Vice President – Corporate Tax

Douglas K. Dunning		Director

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President – Insurance Product Development

Robert R. Grew	Carter, Ledyard & Milburn	Director
2 Wall Street
New York, NY 10005-2072

Ronald L. Guzior	Bollam, Sheedy, Torani & Co. LLP CPA’s	Director
26 Computer Drive West
Albany, NY 12205

Name	Principal Business Address*	Positions and Offices with Depositor
James L. Hamalainen		Senior Vice President – Investments and Treasurer

Jeryl A. Millner	138 Ameriprise Financial Center	Director
Minneapolis, MN 55474

Thomas R. Moore		Secretary

Thomas V. Nicolosi	Ameriprise Financial Services Inc.	Director
Suite 220
500 Mamaroneck Avenue
Harrison, NY 10528

David K. Stewart		Senior Vice President and Controller

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN

Subsidiary Name	Incorp State
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.

**	Registered Broker-Dealer
Item 27. Number of Contract owners
     As of March 31, 2014, there were 13,131 non-qualified contract owners and 25,266 qualified contract owners.
Item 28. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474
(c)	RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL	NET UNDERWRITING	COMPENSATION	BROKERAGE
UNDERWRITER	DISCOUNT AND COMMISSIONS	ON REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,527,238	None	None	None
Item 30. Location of Accounts and Records
RiverSource Life Insurance Co. of New York 20 Madison Avenue Extension Albany, NY 12203
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2014.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

By RiverSource Life Insurance Co. of New York
(Depositor)

By	/s/ Maureen A. Buckley*
Maureen A. Buckley*
President and Chief Executive Officer
As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2014.

SIGNATURE	TITLE
/s/ Gumer C. Alvero*	Director and Executive Vice President – Annuities
Gumer C. Alvero

/s/ Maureen A. Buckley*	Chairman of the Board, President and Chief Executive Officer
Maureen A. Buckley

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Douglas K. Dunning*	Director
Douglas K. Dunning

SIGNATURE	TITLE
/s/ Steve M. Gathje*	Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Mark Gorham*	Director, Vice President – Insurance Product Development
Mark Gorham

/s/ Robert R. Grew*	Director
Robert R. Grew

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ James L. Hamalainen*	Senior Vice President and Treasurer
James L. Hamalainen

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Jeryl A. Millner*	Director
Jeryl A. Millner

/s/ Thomas V. Nicolosi*	Director
Thomas V. Nicolosi

*	Signed pursuant to Power of Attorney dated Sept. 3, 2013, filed electronically as Exhibit 13 to Post-Effective Amendment No. 39 to Registration Statement No. 333-91691,incorporated by reference herewith, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary

CONTENTS OF THE POST-EFFECTIVE AMENDMENT No. 5
This Pre-Effective Amendment to the Registration statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity
RiverSource RAVA 5 Select Variable Annuity
RiverSource RAVA 5 Access Variable Annuity
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account
Financial Statements.
Part C.
Other Information.
The signatures.

EXHIBIT INDEX

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.	Consent of Independent Registered Public Accounting Firm